UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond

November 30, 2010

1.813259.106

IGB-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.875% 3/15/11	$ 2,059	$ 2,090
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	4,133	4,730
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	2,000	2,088
5.875% 1/15/36	1,636	1,451
6.375% 6/15/14	9,540	10,349
		13,888
Media - 1.6%
Comcast Corp.:
4.95% 6/15/16	9,366	10,328
5.7% 5/15/18	8,000	9,006
6.55% 7/1/39	6,000	6,497
Discovery Communications LLC:
3.7% 6/1/15	4,740	4,987
6.35% 6/1/40	4,333	4,720
Liberty Media Corp. 8.25% 2/1/30	9,544	9,401
NBC Universal, Inc.:
3.65% 4/30/15 (d)	5,180	5,423
5.15% 4/30/20 (d)	6,847	7,299
6.4% 4/30/40 (d)	12,076	12,843
News America Holdings, Inc. 7.75% 12/1/45	3,549	4,192
News America, Inc. 6.15% 3/1/37	3,755	3,931
Time Warner Cable, Inc.:
5.85% 5/1/17	15,902	18,148
6.75% 7/1/18	7,000	8,303
Time Warner, Inc. 6.2% 3/15/40	12,050	12,841
Viacom, Inc.:
6.125% 10/5/17	2,626	3,051
6.75% 10/5/37	5,000	5,684
		126,654
TOTAL CONSUMER DISCRETIONARY		147,362
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	5,912	6,072
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
5.375% 11/15/14 (d)	$ 5,675	$ 6,344
Diageo Capital PLC 5.2% 1/30/13	1,782	1,941
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,502	7,108
PepsiCo, Inc. 4.875% 11/1/40	5,403	5,291
		26,756
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	8,461	8,027
Food Products - 0.4%
Kraft Foods, Inc.:
5.375% 2/10/20	6,374	7,088
5.625% 11/1/11	2,298	2,397
6.25% 6/1/12	3,588	3,855
6.5% 8/11/17	5,912	7,057
6.875% 2/1/38	6,627	7,882
		28,279
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	6,587	8,779
9.7% 11/10/18	6,979	9,374
Reynolds American, Inc.:
6.75% 6/15/17	8,966	10,213
7.25% 6/15/37	13,188	14,014
		42,380
TOTAL CONSUMER STAPLES		105,442
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (d)	6,231	6,639
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	7,671	7,700
Weatherford International Ltd. 5.15% 3/15/13	1,223	1,301
		15,640
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,411	6,923
Apache Corp. 5.1% 9/1/40	6,062	5,907
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,670	1,946
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	199	201
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services 6.875% 2/1/11	$ 1,383	$ 1,396
EnCana Corp. 6.3% 11/1/11	2,854	2,993
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	8,140	8,683
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	2,462	2,808
6.85% 1/15/40 (d)	9,240	10,770
Nakilat, Inc. 6.067% 12/31/33 (d)	3,300	3,515
Nexen, Inc. 5.05% 11/20/13	3,969	4,309
Pemex Project Funding Master Trust 0.8956% 12/3/12 (d)(j)	7,003	6,957
Petro-Canada 6.05% 5/15/18	2,460	2,840
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	12,712	13,727
6.875% 1/20/40	17,995	19,435
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	3,501	3,676
5.5% 9/30/14 (d)	4,894	5,343
6.75% 9/30/19 (d)	3,203	3,769
Suncor Energy, Inc. 6.1% 6/1/18	7,564	8,791
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,806
		116,795
TOTAL ENERGY		132,435
FINANCIALS - 11.4%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	4,364	4,456
5.95% 1/18/18	6,036	6,546
6.15% 4/1/18	5,599	6,128
6.75% 10/1/37	5,714	5,720
7.5% 2/15/19	3,514	4,094
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	3,420	3,454
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	2,159
JPMorgan Chase Capital XX 6.55% 9/29/36	21,862	21,714
Lazard Group LLC:
6.85% 6/15/17	3,087	3,277
7.125% 5/15/15	9,694	10,659
Merrill Lynch & Co., Inc. 6.875% 4/25/18	18,880	20,726
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
0.5891% 1/9/14 (j)	$ 21,982	$ 21,007
4.1% 1/26/15	6,270	6,394
6% 5/13/14	8,475	9,239
6.625% 4/1/18	10,000	10,919
7.3% 5/13/19	5,986	6,720
UBS AG Stamford Branch 3.875% 1/15/15	10,400	10,914
		154,126
Commercial Banks - 1.8%
Bank of America NA 5.3% 3/15/17	7,685	7,780
BB&T Capital Trust IV 6.82% 6/12/77 (j)	731	722
Comerica, Inc. 3% 9/16/15	845	848
Credit Suisse (Guernsey) Ltd. 5.86% (j)	7,977	7,498
Credit Suisse New York Branch 6% 2/15/18	10,531	11,479
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (d)(j)	1,901	1,840
Discover Bank:
7% 4/15/20	3,177	3,447
8.7% 11/18/19	7,448	8,889
Export-Import Bank of Korea 5.25% 2/10/14 (d)	4,263	4,566
Fifth Third Bancorp:
4.5% 6/1/18	2,574	2,532
8.25% 3/1/38	2,988	3,431
Fifth Third Bank 4.75% 2/1/15	949	1,000
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	2,576	2,396
HBOS PLC 6.75% 5/21/18 (d)	3,829	3,665
JPMorgan Chase Bank 6% 10/1/17	7,500	8,425
KeyBank NA:
5.8% 7/1/14	5,229	5,687
6.95% 2/1/28	1,344	1,397
KeyBank NA, Cleveland 5.45% 3/3/16	2,744	2,952
Korea Development Bank 5.75% 9/10/13	4,034	4,394
Manufacturers & Traders Trust Co. 1.79% 4/1/13 (j)	572	565
Marshall & Ilsley Bank:
4.85% 6/16/15	2,862	2,571
5% 1/17/17	4,652	4,062
5.25% 9/4/12	2,120	2,150
6.375% 9/1/11	8,545	8,544
PNC Funding Corp. 3.625% 2/8/15	1,941	2,021
Regions Bank:
6.45% 6/26/37	10,208	8,575
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Bank: - continued
7.5% 5/15/18	$ 4,652	$ 4,483
Regions Financial Corp.:
5.75% 6/15/15	1,371	1,278
7.75% 11/10/14	5,895	5,748
Sovereign Bank 1.9969% 8/1/13 (j)	1,297	1,284
SVB Financial Group 5.375% 9/15/20	1,051	1,048
Wachovia Corp. 4.875% 2/15/14	5,366	5,724
Wells Fargo & Co. 3.75% 10/1/14	7,790	8,220
		139,221
Consumer Finance - 0.2%
Capital One Financial Corp. 5.7% 9/15/11	5,664	5,865
Discover Financial Services 10.25% 7/15/19	4,737	5,940
Household Finance Corp. 6.375% 10/15/11	1,155	1,207
HSBC Finance Corp. 5.25% 1/14/11	818	822
SLM Corp.:
0.4922% 3/15/11 (j)	667	660
0.5184% 10/25/11 (j)	2,316	2,272
0.5884% 1/27/14 (j)	1,322	1,176
5% 10/1/13	490	486
		18,428
Diversified Financial Services - 1.7%
Bank of America Corp. 5.75% 12/1/17	11,468	11,873
BP Capital Markets PLC:
3.125% 10/1/15	7,195	7,235
3.625% 5/8/14	6,337	6,579
Capital One Capital V 10.25% 8/15/39	2,649	2,801
Citigroup, Inc.:
5.375% 8/9/20	10,000	10,216
5.5% 4/11/13	25,084	26,887
6.125% 11/21/17	3,500	3,817
6.125% 5/15/18	18,795	20,481
6.5% 1/18/11	532	536
6.5% 8/19/13	1,650	1,820
JPMorgan Chase & Co. 4.95% 3/25/20	11,136	11,468
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	7,691	7,476
5.35% 4/15/12 (d)	1,917	1,960
5.5% 1/15/14 (d)	5,645	5,682
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,803	$ 1,880
5.15% 3/15/20	2,590	2,769
7% 5/1/12	3,093	3,370
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	4,425	4,314
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	1,161	1,110
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,033	1,977
		134,251
Insurance - 2.0%
Allstate Corp. 6.2% 5/16/14	7,535	8,682
American International Group, Inc. 6.4% 12/15/20	3,872	3,862
Aon Corp.:
3.5% 9/30/15	2,927	2,968
5% 9/30/20	3,420	3,496
6.25% 9/30/40	2,190	2,220
Assurant, Inc. 5.625% 2/15/14	5,039	5,319
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	8,448
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	13,028	12,865
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	9,346	10,127
10.75% 6/15/88 (d)(j)	5,039	6,148
Lincoln National Corp. 7% 5/17/66 (j)	1,423	1,370
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	6,576	8,783
MetLife, Inc.:
5.875% 2/6/41	2,120	2,174
6.125% 12/1/11	535	562
6.75% 6/1/16	5,620	6,657
Metropolitan Life Global Funding I:
5.125% 4/10/13 (d)	7,041	7,625
5.125% 6/10/14 (d)	4,961	5,499
Monumental Global Funding II 5.65% 7/14/11 (d)	4,763	4,861
New York Life Global Funding 4.65% 5/9/13 (d)	5,732	6,175
New York Life Insurance Co. 6.75% 11/15/39 (d)	2,641	3,130
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	3,480	3,777
Pacific Life Global Funding 5.15% 4/15/13 (d)	5,929	6,374
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	6,500	8,281
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
4.75% 9/17/15	$ 9,207	$ 9,951
7.375% 6/15/19	2,170	2,600
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,139	6,335
Unum Group 5.625% 9/15/20	3,988	4,037
		152,326
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.:
5.5% 1/15/12	965	1,009
6.125% 11/1/12	1,454	1,576
Camden Property Trust:
5.375% 12/15/13	2,278	2,462
5.875% 11/30/12	861	922
Developers Diversified Realty Corp.:
5.25% 4/15/11	5,471	5,535
5.375% 10/15/12	4,528	4,663
7.5% 4/1/17	3,286	3,687
9.625% 3/15/16	4,996	6,007
Duke Realty LP:
4.625% 5/15/13	397	413
5.875% 8/15/12	716	758
Equity One, Inc.:
6% 9/15/17	4,072	4,154
6.25% 12/15/14	3,740	4,013
6.25% 1/15/17	2,676	2,782
Federal Realty Investment Trust:
5.4% 12/1/13	3,291	3,565
5.9% 4/1/20	1,740	1,912
6% 7/15/12	1,979	2,108
6.2% 1/15/17	1,522	1,728
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,822
6.65% 1/15/18	4,009	4,291
UDR, Inc. 5.5% 4/1/14	7,998	8,592
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,175	2,319
Washington (REIT) 5.95% 6/15/11	6,334	6,468
		70,786
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 2.3%
AMB Property LP:
5.9% 8/15/13	$ 5,685	$ 6,073
6.3% 6/1/13	5,773	6,277
BioMed Realty LP 6.125% 4/15/20 (d)	2,345	2,530
Brandywine Operating Partnership LP:
5.625% 12/15/10	13,759	13,776
5.7% 5/1/17	2,810	2,856
5.75% 4/1/12	3,996	4,123
Colonial Properties Trust:
4.8% 4/1/11	481	479
5.5% 10/1/15	7,511	7,281
6.875% 8/15/12	2,950	3,080
Colonial Realty LP 6.05% 9/1/16	5,558	5,401
Digital Realty Trust LP 4.5% 7/15/15 (d)	3,342	3,431
Duke Realty LP:
5.4% 8/15/14	6,434	6,848
5.5% 3/1/16	6,313	6,697
5.625% 8/15/11	4,377	4,477
5.95% 2/15/17	1,925	2,051
6.25% 5/15/13	4,770	5,149
6.5% 1/15/18	6,346	6,932
ERP Operating LP:
4.75% 7/15/20	5,229	5,404
5.2% 4/1/13	7,955	8,588
5.5% 10/1/12	7,616	8,188
6.625% 3/15/12	1,392	1,483
Liberty Property LP:
4.75% 10/1/20	8,150	8,323
5.5% 12/15/16	3,957	4,371
6.375% 8/15/12	2,724	2,919
6.625% 10/1/17	4,647	5,412
Mack-Cali Realty LP 7.75% 2/15/11	1,739	1,764
Post Apartment Homes LP 6.3% 6/1/13	6,854	7,353
Reckson Operating Partnership LP:
5.15% 1/15/11	1,820	1,824
6% 3/31/16	1,534	1,536
Regency Centers LP 6.75% 1/15/12	7,337	7,638
Simon Property Group LP:
4.2% 2/1/15	2,530	2,700
5.1% 6/15/15	3,937	4,370
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 2,993	$ 3,290
6.15% 11/15/15	11,424	12,674
		175,298
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
3.7% 9/1/15	6,185	6,104
5.65% 5/1/18	18,622	19,082
6.5% 8/1/16	6,800	7,384
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,321	5,735
Independence Community Bank Corp. 2.11% 4/1/14 (j)	3,116	3,058
		41,363
TOTAL FINANCIALS		885,799
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,627
6.25% 6/15/14	1,951	2,218
Medco Health Solutions, Inc. 4.125% 9/15/20	5,197	5,199
		13,044
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	521	544
Airlines - 0.3%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	90	91
Continental Airlines, Inc.:
6.545% 8/2/20	1,541	1,642
6.795% 2/2/20	648	654
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	7,194	7,643
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,440	3,332
8.36% 7/20/20	10,742	10,941
		24,303
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	$ 3,739	$ 3,898
TOTAL INDUSTRIALS		28,745
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	6,530
6.55% 10/1/17	3,033	3,479
		10,009
MATERIALS - 0.5%
Chemicals - 0.4%
Dow Chemical Co.:
4.25% 11/15/20	7,471	7,275
7.6% 5/15/14	16,321	19,060
		26,335
Metals & Mining - 0.1%
Anglo American Capital PLC 4.45% 9/27/20 (d)	1,822	1,876
Corporacion Nacional del Cobre (Codelco):
3.75% 11/4/20 (d)	2,392	2,338
6.375% 11/30/12 (d)	5,241	5,718
		9,932
TOTAL MATERIALS		36,267
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
5.35% 9/1/40 (d)	17,544	16,610
6.3% 1/15/38	19,696	20,937
6.8% 5/15/36	10,394	11,627
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,382	7,815
British Telecommunications PLC 9.375% 12/15/10 (c)	1,934	1,939
CenturyLink, Inc. 7.6% 9/15/39	4,874	4,888
Deutsche Telekom International Financial BV 5.875% 8/20/13	6,186	6,884
Sprint Capital Corp. 7.625% 1/30/11	5,123	5,149
Telecom Italia Capital SA:
4.95% 9/30/14	6,637	6,938
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
5.25% 10/1/15	$ 3,019	$ 3,201
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,731
6.221% 7/3/17	1,964	2,177
Verizon Communications, Inc. 6.1% 4/15/18	7,542	8,837
		98,733
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	11,274	12,187
5.875% 10/1/19	7,883	8,762
6.35% 3/15/40	2,469	2,561
Sprint Nextel Corp. 6% 12/1/16	12,603	11,815
Vodafone Group PLC 5.5% 6/15/11	3,420	3,507
		38,832
TOTAL TELECOMMUNICATION SERVICES		137,565
UTILITIES - 2.1%
Electric Utilities - 1.1%
Alabama Power Co. 3.375% 10/1/20	4,224	4,160
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,492
Commonwealth Edison Co. 5.4% 12/15/11	8,675	9,084
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	11,245	11,399
Edison International 3.75% 9/15/17	4,656	4,752
EDP Finance BV 6% 2/2/18 (d)	9,739	9,721
FirstEnergy Corp. 7.375% 11/15/31	4,610	4,891
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,056	3,239
Kentucky Utilities Co.:
3.25% 11/1/20 (d)	565	553
5.125% 11/1/40 (d)	4,033	4,064
LG&E and KU Energy LLC:
2.125% 11/15/15 (d)	5,301	5,205
3.75% 11/15/20 (d)	1,043	1,019
Louisville Gas & Electric Co. 5.125% 11/15/40 (d)	1,210	1,221
Mid-American Energy Co. 5.65% 7/15/12	942	1,010
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,866
Pepco Holdings, Inc. 2.7% 10/1/15	4,939	4,924
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	$ 567	$ 554
Progress Energy, Inc. 6% 12/1/39	3,794	4,123
		84,277
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	3,626	3,942
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,228	3,228
		7,170
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	7,906	8,826
Exelon Generation Co. LLC:
4% 10/1/20	6,000	5,852
5.35% 1/15/14	6,631	7,302
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,586
6.5% 5/1/18	6,705	7,697
		33,263
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	2,520	2,699
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	2,051	1,984
7.5% 6/30/66 (j)	4,578	4,761
DTE Energy Co. 7.05% 6/1/11	3,168	3,265
National Grid PLC 6.3% 8/1/16	8,354	9,772
NiSource Finance Corp.:
5.4% 7/15/14	1,746	1,932
5.45% 9/15/20	1,831	1,962
6.4% 3/15/18	5,675	6,461
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	6,109	5,987
		38,823
TOTAL UTILITIES		163,533
TOTAL NONCONVERTIBLE BONDS (Cost $1,564,506)		1,660,201
U.S. Government and Government Agency Obligations - 44.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	$ 19,500	$ 21,543
U.S. Treasury Inflation Protected Obligations - 6.8%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/40	49,864	55,561
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	327,584	337,775
1.375% 1/15/20	128,528	137,286
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		530,622
U.S. Treasury Obligations - 37.0%
U.S. Treasury Bonds:
3.875% 8/15/40	183,247	175,459
4.375% 11/15/39	100,910	105,388
U.S. Treasury Notes:
1% 3/31/12	850,891	858,257
1.25% 9/30/15	245,428	243,664
1.375% 11/30/15	227,986	226,989
2.375% 9/30/14 (g)	105,000	110,291
2.625% 7/31/14 (g)	537,335	569,281
2.625% 11/15/20	85,000	83,645
3.125% 4/30/17	175,000	187,195
3.625% 2/15/20	278,930	301,048
TOTAL U.S. TREASURY OBLIGATIONS		2,861,217
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,381,201)		3,413,382
U.S. Government Agency - Mortgage Securities - 13.0%

Fannie Mae - 9.7%
2.519% 8/1/35 (j)	1,332	1,390
2.577% 6/1/36 (j)	202	210
2.647% 5/1/35 (j)	9,568	10,061
2.855% 9/1/35 (j)	3,968	4,167
2.925% 2/1/35 (j)	4,245	4,436
3% 12/1/25 (e)	17,000	16,970
3.037% 10/1/34 (j)	6,990	7,323
3.177% 10/1/37 (j)	11,602	12,204
3.466% 7/1/37 (j)	616	645
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/25 (e)(f)	$ 15,000	$ 15,333
3.5% 12/1/25 (e)(f)	15,000	15,333
3.5% 12/1/40 (e)(f)	26,000	25,533
4% 5/1/24 to 10/1/40 (e)	21,689	22,089
4% 12/1/25 (e)	5,000	5,197
4% 12/1/25 (e)(f)	3,000	3,118
4% 12/1/40 (e)	1,500	1,522
4% 12/1/40 (e)	16,000	16,234
4.5% 6/1/24 to 11/1/40 (e)	72,558	75,659
4.5% 12/1/25 (e)(f)	5,000	5,268
4.5% 12/1/40 (e)	2,500	2,600
5% 4/1/18 to 9/1/40	66,461	70,771
5% 12/1/40 (e)	12,000	12,715
5% 12/1/40 (e)	20,000	21,192
5% 12/1/40 (e)	30,500	32,318
5% 12/1/40 (e)(f)	19,000	20,132
5.5% 12/1/30 to 12/1/39	105,010	112,786
5.5% 12/1/40 (e)(f)	19,000	20,413
5.5% 12/1/40 (e)	42,500	45,661
6% 7/1/21 to 9/1/39 (e)	65,761	72,172
6% 11/1/40 (e)(f)	5,000	5,449
6% 12/1/40 (e)	7,000	7,615
6% 12/1/40 (e)(f)	10,000	10,879
6% 12/1/40 (e)(f)	22,000	23,934
6% 1/1/41 (e)	32,000	34,760
6.5% 5/1/31 to 9/1/38	15,466	17,393
TOTAL FANNIE MAE		753,482
Freddie Mac - 1.4%
2.548% 7/1/35 (j)	2,576	2,686
2.601% 4/1/35 (j)	6,938	7,280
2.662% 4/1/35 (j)	8,565	9,007
2.738% 8/1/35 (j)	7,790	8,127
3.099% 10/1/34 (j)	4,029	4,205
4.361% 10/1/35 (j)	279	296
4.5% 7/1/25 to 10/1/40	5,123	5,365
5% 9/1/39 to 9/1/40	31,754	33,663
5% 12/1/40 (e)(f)	1,000	1,056
6% 7/1/37	232	253
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 12/1/40 (e)(f)	$ 20,400	$ 22,117
6.5% 10/1/37 to 1/1/39 (e)	11,850	13,145
TOTAL FREDDIE MAC		107,200
Ginnie Mae - 1.9%
4% 1/15/25 to 10/20/25	39,682	41,862
4% 12/1/40 (e)	12,000	12,304
4% 12/1/40 (e)	10,800	11,073
4% 12/1/40 (e)	9,000	9,228
4.5% 3/15/39 to 9/20/40	53,589	56,443
5.5% 12/20/28 to 12/15/38	14,887	16,247
TOTAL GINNIE MAE		147,157
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,001,335)		1,007,839
Asset-Backed Securities - 1.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7234% 4/25/35 (j)	1,444	817
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0034% 3/25/34 (j)	70	69
Class M2, 1.9034% 3/25/34 (j)	275	218
Series 2005-HE2 Class M2, 0.7034% 4/25/35 (j)	143	134
Series 2006-OP1:
Class M4, 0.6234% 4/25/36 (j)	135	2
Class M5, 0.6434% 4/25/36 (j)	26	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2834% 9/20/13 (j)	69	69
Series 2006-C1 Class C1, 0.7334% 10/20/14 (j)	75	14
Series 2007-A4 Class A4, 0.2834% 4/22/13 (j)	61	61
Series 2007-D1 Class D, 1.6534% 1/22/13 (d)(j)	6,136	61
Airspeed Ltd. Series 2007-1A Class C1, 2.7534% 6/15/32 (d)(j)	6,122	2,663
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0034% 1/15/15 (d)(j)	13,880	14,142
Series 2010-3 Class A, 2.88% 4/15/15 (d)	14,120	14,492
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	$ 812	$ 831
Class E, 6.96% 3/8/16 (d)	3,214	3,111
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9534% 12/25/33 (j)	81	60
Series 2004-R2 Class M3, 0.8034% 4/25/34 (j)	108	22
Series 2005-R2 Class M1, 0.7034% 4/25/35 (j)	1,638	1,382
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0363% 3/25/34 (j)	38	27
Series 2004-W7 Class M1, 0.8034% 5/25/34 (j)	1,012	556
Series 2006-W4 Class A2C, 0.4134% 5/25/36 (j)	1,126	392
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0784% 4/25/34 (j)	2,117	1,516
Series 2006-HE2 Class M1, 0.6234% 3/25/36 (j)	149	4
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(j)	5,160	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (d)	5,300	5,508
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0394% 12/1/41 (j)	490	489
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (j)	1,433	1,361
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (j)	135	134
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	467	468
Class C, 5.31% 6/15/12	930	949
Series 2007-1 Class C, 5.38% 11/15/12	331	343
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7034% 7/20/39 (d)(j)	363	75
Class B, 1.0034% 7/20/39 (d)(j)	355	32
Class C, 1.3534% 7/20/39 (d)(j)	456	5
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	684
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5534% 7/25/36 (j)	905	85
Series 2006-NC2 Class M7, 1.1034% 6/25/36 (j)	572	22
Series 2006-NC4 Class M1, 0.5534% 10/25/36 (j)	127	17
Series 2006-RFC1 Class M9, 2.1234% 5/25/36 (j)	251	15
Series 2007-RFC1 Class A3, 0.3934% 12/25/36 (j)	1,429	484
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4334% 5/20/17 (FGIC Insured) (d)(j)	$ 102	$ 92
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (d)	232	233
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (j)	607	25
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3134% 6/25/47 (j)	47	46
Series 2007-4 Class A1A, 0.3763% 9/25/37 (j)	317	297
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5063% 3/25/32 (MGIC Investment Corp. Insured) (j)	76	31
Series 2004-3 Class M4, 1.2234% 4/25/34 (j)	126	49
Series 2004-4 Class M2, 1.0484% 6/25/34 (j)	467	254
Series 2005-3 Class MV1, 0.6734% 8/25/35 (j)	805	763
Series 2005-AB1 Class A2, 0.4634% 8/25/35 (j)	108	107
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)	366	373
Series 2007-C Class A3, 5.43% 5/15/12 (FSA Insured) (d)	8	8
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7503% 5/28/35 (j)	31	22
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4284% 8/25/34 (j)	231	128
Series 2006-3 Class 2A3, 0.4134% 11/25/36 (j)	4,467	1,732
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0784% 3/25/34 (j)	17	5
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,428	3,481
Series 2006-C:
Class B, 5.3% 6/15/12	409	419
Class D, 6.89% 5/15/13 (d)	2,428	2,503
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,378	1,442
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8034% 6/15/13 (j)	612	605
Series 2010-1 Class A, 1.9034% 12/15/14 (d)(j)	5,330	5,432
Series 2010-5 Class A1, 1.5% 9/15/15	6,970	6,945
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	41	41
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust: - continued
Series 2007-1:
Class A4, 5.03% 2/16/15	$ 206	$ 207
Class C, 5.43% 2/16/15	350	348
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7434% 1/25/35 (j)	752	365
Class M4, 0.9334% 1/25/35 (j)	289	54
Series 2006-D Class M1, 0.4834% 11/25/36 (j)	184	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (d)(j)	2,174	1,304
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,443	1,148
GE Business Loan Trust:
Series 2003-1 Class A, 0.6834% 4/15/31 (d)(j)	208	183
Series 2006-2A:
Class A, 0.4334% 11/15/34 (d)(j)	1,515	1,227
Class B, 0.5334% 11/15/34 (d)(j)	548	346
Class C, 0.6334% 11/15/34 (d)(j)	908	391
Class D, 1.0034% 11/15/34 (d)(j)	346	83
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4034% 9/15/17 (j)	751	743
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6894% 6/25/42 (j)	421	346
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	26	27
Class C, 5.74% 12/15/14	53	54
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	360	74
Class M1, 0.9034% 6/25/34 (j)	2,042	1,404
Series 2007-HE1 Class M1, 0.5034% 3/25/47 (j)	827	46
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6034% 4/25/36 (j)	89	2
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3334% 5/25/30 (d)(j)	516	263
Series 2006-3:
Class B, 0.6534% 9/25/46 (d)(j)	519	104
Class C, 0.8034% 9/25/46 (d)(j)	1,211	182
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5734% 8/25/33 (j)	251	176
Series 2003-3 Class M1, 1.5434% 8/25/33 (j)	633	446
Series 2003-5 Class A2, 0.9534% 12/25/33 (j)	26	15
Series 2005-5 Class 2A2, 0.5034% 11/25/35 (j)	92	91
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-1 Class 2A3, 0.4784% 4/25/36 (j)	$ 1,168	$ 1,130
Series 2006-8 Class 2A1, 0.3034% 3/25/37 (j)	4	4
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5434% 3/20/36 (j)	610	502
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4434% 1/25/37 (j)	1,144	445
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5534% 7/25/36 (j)	116	5
Series 2007-CH1:
Class AV4, 0.3834% 11/25/36 (j)	1,144	945
Class MV1, 0.4834% 11/25/36 (j)	928	555
Series 2007-CH3 Class M1, 0.5534% 3/25/37 (j)	326	16
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6194% 12/27/29 (j)	627	537
Series 2006-A Class 2C, 1.4394% 3/27/42 (j)	2,011	338
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,349	1,369
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3334% 6/25/34 (j)	85	60
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	16	15
Class C, 5.691% 10/20/28 (d)	7	6
Class D, 6.01% 10/20/28 (d)	87	69
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5134% 10/25/36 (j)	410	23
Series 2007-HE1 Class M1, 0.5534% 5/25/37 (j)	622	32
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0034% 7/25/34 (j)	106	69
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	99	100
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9034% 7/25/34 (j)	374	288
Series 2006-FM1 Class A2B, 0.3634% 4/25/37 (j)	1,623	1,435
Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (j)	9	9
Series 2006-OPT1 Class A1A, 0.5134% 6/25/35 (j)	2,202	1,755
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5934% 8/25/34 (j)	45	33
Series 2004-NC8 Class M6, 1.5034% 9/25/34 (j)	131	70
Series 2005-NC1 Class M1, 0.6934% 1/25/35 (j)	317	168
Series 2005-NC2 Class B1, 1.4234% 3/25/35 (j)	331	48
Series 2007-HE2 Class M1, 0.5034% 1/25/37 (j)	150	4
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	$ 6,600	$ 759
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	12,006	224
Series 2006-2 Class AIO, 6% 8/25/11 (l)	5,162	180
Series 2006-3 Class AIO, 7.1% 1/25/12 (l)	27,151	1,697
Series 2006-4:
Class A1, 0.2834% 3/25/25 (j)	306	301
Class AIO, 6.35% 2/27/12 (l)	20,073	1,364
Class D, 1.3534% 5/25/32 (j)	1,537	12
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	23,975	2,134
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	17,719	1,745
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7634% 9/25/35 (j)	1,132	778
Series 2005-D Class M2, 0.7234% 2/25/36 (j)	538	48
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (b)(d)(j)	933	345
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (j)	55	53
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (j)	113	110
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5034% 9/25/34 (j)	422	201
Class M4, 1.7034% 9/25/34 (j)	542	132
Series 2005-WCH1:
Class M2, 0.7734% 1/25/36 (j)	1,624	1,430
Class M3, 0.8134% 1/25/36 (j)	379	263
Class M4, 1.0834% 1/25/36 (j)	1,171	475
Series 2005-WHQ2:
Class M7, 1.5034% 5/25/35 (j)	1,440	42
Class M9, 2.1334% 5/25/35 (j)	167	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.8034% 3/15/15 (d)(j)	2,416	2,412
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4834% 12/25/36 (j)	407	12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3234% 2/25/37 (j)	61	60
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0534% 4/25/33 (j)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0484% 3/25/35 (j)	1,268	1,043
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9734% 1/25/36 (j)	54	2
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (j)	27	12
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust: - continued
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (j)	$ 10	$ 10
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4063% 3/20/19 (FGIC Insured) (d)(j)	601	565
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2422% 6/15/33 (j)	1,009	59
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4034% 9/25/34 (j)	58	28
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3434% 6/25/37 (j)	1,946	1,618
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	524	540
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1134% 9/25/34 (j)	23	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8506% 4/6/42 (d)(j)	1,709	85
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	393	406
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	55	55
Class D, 5.54% 12/20/12 (d)	332	336
Class E, 7.05% 5/20/14 (d)	3,929	3,995
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7534% 8/15/15 (d)(j)	6,423	6,384
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (d)(j)	1,419	525
TOTAL ASSET-BACKED SECURITIES (Cost $126,438)		126,473
Collateralized Mortgage Obligations - 1.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.4%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (d)(j)	$ 1,133	$ 1,097
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (j)	1,123	278
Class C, 5.6987% 4/10/49 (j)	2,997	519
Class D, 5.6987% 4/10/49 (j)	1,500	229
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	5,415	5,543
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4944% 1/25/34 (j)	1,164	1,075
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (j)	1,283	1,144
Series 2004-A Class 2A2, 3.516% 2/25/34 (j)	158	140
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (j)	95	82
Class 2A2, 3.0591% 3/25/34 (j)	738	701
Series 2004-D Class 2A2, 2.957% 5/25/34 (j)	1,101	999
Series 2004-G Class 2A7, 2.9642% 8/25/34 (j)	1,002	886
Series 2004-H Class 2A1, 3.1633% 9/25/34 (j)	898	799
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (d)(j)(l)	34,219	2,625
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5334% 1/25/35 (j)	1,748	1,404
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4274% 10/12/41 (d)(j)(l)	2,101	26
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.1105% 2/25/37 (j)	1,103	1,073
Series 2007-A2 Class 2A1, 3.1848% 7/25/37 (j)	1,297	1,291
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0905% 12/10/49 (j)	1,372	1,460
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.5181% 8/25/34 (j)	926	923
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,533	353
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7534% 7/16/34 (d)(j)	1,372	1,369
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9126% 11/25/34 (j)	1,289	1,187
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	5,890	5,890
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8756% 10/25/34 (j)	$ 1,137	$ 1,079
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (d)(j)	2,627	2,588
Class C2, 0.7591% 10/18/54 (d)(j)	881	863
Class M2, 0.5391% 10/18/54 (d)(j)	1,509	1,481
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (d)(j)	2,144	2,059
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (d)(j)	2,469	2,453
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3534% 12/20/54 (j)	117	60
Series 2006-1A Class C2, 0.8534% 12/20/54 (d)(j)	5,059	2,624
Series 2006-2 Class C1, 0.7234% 12/20/54 (j)	4,271	2,328
Series 2006-3 Class C2, 0.7534% 12/20/54 (j)	890	490
Series 2006-4:
Class B1, 0.3434% 12/20/54 (j)	3,376	2,663
Class C1, 0.6334% 12/20/54 (j)	2,064	1,071
Class M1, 0.4234% 12/20/54 (j)	889	611
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (j)	1,688	920
Class 1M1, 0.5534% 12/20/54 (j)	1,120	767
Class 2C1, 1.2134% 12/20/54 (j)	768	419
Class 2M1, 0.7534% 12/20/54 (j)	1,438	985
Series 2007-2 Class 2C1, 0.6834% 12/17/54 (j)	1,992	1,026
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (j)	341	232
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.0969% 4/25/35 (j)	471	408
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4734% 5/19/35 (j)	299	188
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,602	2,708
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9132% 8/25/36 (j)	1,633	1,356
Series 2004-A3 Class 4A1, 4.2989% 7/25/34 (j)	1,144	1,112
Series 2006-A2 Class 5A1, 3.0784% 11/25/33 (j)	1,235	1,173
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	617	662
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (j)	832	523
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4834% 10/25/36 (j)	$ 311	$ 1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (j)	1,396	948
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.423% 6/15/22 (d)(j)	190	172
Class C, 0.443% 6/15/22 (d)(j)	1,173	1,009
Class D, 0.453% 6/15/22 (d)(j)	452	379
Class E, 0.463% 6/15/22 (d)(j)	722	592
Class F, 0.493% 6/15/22 (d)(j)	1,196	957
Class G, 0.563% 6/15/22 (d)(j)	271	211
Class H, 0.583% 6/15/22 (d)(j)	542	417
Class J, 0.623% 6/15/22 (d)(j)	633	455
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7858% 8/25/34 (j)	1,440	1,377
Series 2005-A2 Class A7, 2.7997% 2/25/35 (j)	1,089	1,007
Series 2006-A6 Class A4, 3.1798% 10/25/33 (j)	955	906
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5434% 7/25/35 (j)	1,882	1,523
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5534% 3/25/37 (j)	2,252	144
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.86% 10/25/35 (j)	3,379	2,939
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6034% 7/10/35 (d)(j)	1,271	882
Class B6, 3.1034% 7/10/35 (d)(j)	1,685	1,068
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	637	658
Series 2004-SL3 Class A1, 7% 8/25/16	40	39
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7034% 6/25/33 (d)(j)	321	275
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	194
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (j)	32	23
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3791% 4/25/33 (j)	420	414
Series 2003-20 Class 1A1, 5.5% 7/25/33	356	365
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (j)	2,597	1,438
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.719% 8/25/33 (j)	$ 736	$ 686
Series 2005-AR3 Class A2, 2.7245% 3/25/35 (j)	1,960	1,717
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7879% 11/25/34 (j)	2,188	2,108
Series 2005-AR12 Class 2A6, 2.8758% 7/25/35 (j)	2,497	2,324
Series 2005-AR2 Class 2A2, 2.8576% 3/25/35 (j)	1,686	1,578
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (j)	1,389	1,253
Series 2006-AR8 Class 3A1, 5.2198% 4/25/36 (j)	14,252	12,951
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $88,554)		104,952
Commercial Mortgage Securities - 6.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8147% 2/14/43 (j)	1,009	1,084
Class A3, 6.8647% 2/14/43 (j)	1,089	1,169
Class A6, 7.1847% 2/14/43 (j)	1,605	1,718
Class PS1, 1.3859% 2/14/43 (j)(l)	4,150	110
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.722% 5/10/45 (j)	1,602	1,730
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	8,540	9,120
Series 2006-5 Class A1, 5.185% 9/10/47	31	31
Series 2006-6 Class A3, 5.369% 10/10/45	2,744	2,865
Series 2007-2 Class A1, 5.421% 4/10/49	104	107
Series 2007-4 Class A3, 5.8083% 2/10/51 (j)	1,368	1,444
Series 2006-6 Class E, 5.619% 10/10/45 (d)	793	149
Series 2007-3:
Class A3, 5.6579% 6/10/49 (j)	2,291	2,410
Class A4, 5.6579% 6/10/49 (j)	2,860	2,951
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	3,159
Series 2004-2:
Class A3, 4.05% 11/10/38	452	460
Class A4, 4.153% 11/10/38	1,740	1,790
Series 2005-1 Class A3, 4.877% 11/10/42	2,246	2,255
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	192	192
Series 2001-3 Class H, 6.562% 4/11/37 (d)	767	766
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	$ 343	$ 335
Class K, 6.15% 5/11/35 (d)	638	593
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	4,262	4,519
Series 2007-1 Class B, 5.543% 1/15/49	826	425
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5634% 3/15/22 (d)(j)	589	524
Class D, 0.6134% 3/15/22 (d)(j)	597	507
Class E, 0.6534% 3/15/22 (d)(j)	493	412
Class F, 0.7234% 3/15/22 (d)(j)	489	390
Class G, 0.7834% 3/15/22 (d)(j)	317	222
Series 2006-BIX1:
Class C, 0.4334% 10/15/19 (d)(j)	882	817
Class D, 0.4634% 10/15/19 (d)(j)	1,077	968
Class E, 0.4934% 10/15/19 (d)(j)	998	879
Class F, 0.5634% 10/15/19 (d)(j)	2,362	2,015
Class G, 0.5834% 10/15/19 (d)(j)	951	754
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1034% 12/25/33 (d)(j)	62	43
Series 2004-1:
Class A, 0.6134% 4/25/34 (d)(j)	1,006	804
Class B, 2.1534% 4/25/34 (d)(j)	112	52
Class M1, 0.8134% 4/25/34 (d)(j)	91	59
Class M2, 1.4534% 4/25/34 (d)(j)	83	46
Series 2004-2:
Class A, 0.6834% 8/25/34 (d)(j)	823	683
Class M1, 0.8334% 8/25/34 (d)(j)	149	102
Series 2004-3:
Class A1, 0.6234% 1/25/35 (d)(j)	1,835	1,459
Class A2, 0.6734% 1/25/35 (d)(j)	264	190
Class M1, 0.7534% 1/25/35 (d)(j)	317	219
Class M2, 1.2534% 1/25/35 (d)(j)	160	104
Series 2005-2A:
Class A1, 0.5634% 8/25/35 (d)(j)	1,431	1,146
Class M1, 0.6834% 8/25/35 (d)(j)	75	42
Class M2, 0.7334% 8/25/35 (d)(j)	125	67
Class M3, 0.7534% 8/25/35 (d)(j)	69	35
Class M4, 0.8634% 8/25/35 (d)(j)	63	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2005-3A:
Class A1, 0.5734% 11/25/35 (d)(j)	$ 561	$ 433
Class A2, 0.6534% 11/25/35 (d)(j)	525	388
Class M1, 0.6934% 11/25/35 (d)(j)	113	63
Class M2, 0.7434% 11/25/35 (d)(j)	85	43
Class M3, 0.7634% 11/25/35 (d)(j)	75	36
Class M4, 0.8534% 11/25/35 (d)(j)	94	43
Series 2005-4A:
Class A2, 0.6434% 1/25/36 (d)(j)	1,294	893
Class B1, 1.6534% 1/25/36 (d)(j)	112	39
Class M1, 0.7034% 1/25/36 (d)(j)	417	221
Class M2, 0.7234% 1/25/36 (d)(j)	125	63
Class M3, 0.7534% 1/25/36 (d)(j)	183	84
Class M4, 0.8634% 1/25/36 (d)(j)	101	41
Class M5, 0.9034% 1/25/36 (d)(j)	101	39
Class M6, 0.9534% 1/25/36 (d)(j)	108	40
Series 2006-1:
Class A2, 0.6134% 4/25/36 (d)(j)	198	141
Class M1, 0.6334% 4/25/36 (d)(j)	120	56
Class M2, 0.6534% 4/25/36 (d)(j)	127	55
Class M3, 0.6734% 4/25/36 (d)(j)	109	43
Class M4, 0.7734% 4/25/36 (d)(j)	62	22
Class M5, 0.8134% 4/25/36 (d)(j)	60	21
Class M6, 0.8934% 4/25/36 (d)(j)	120	40
Series 2006-2A:
Class A1, 0.4834% 7/25/36 (d)(j)	3,422	2,643
Class A2, 0.5334% 7/25/36 (d)(j)	177	125
Class B1, 1.1234% 7/25/36 (d)(j)	112	31
Class B3, 2.9534% 7/25/36 (d)(j)	100	23
Class M1, 0.5634% 7/25/36 (d)(j)	185	98
Class M2, 0.5834% 7/25/36 (d)(j)	131	55
Class M3, 0.6034% 7/25/36 (d)(j)	108	42
Class M4, 0.6734% 7/25/36 (d)(j)	124	45
Class M5, 0.7234% 7/25/36 (d)(j)	90	31
Class M6, 0.7934% 7/25/36 (d)(j)	134	40
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (d)(j)	119	25
Class B2, 1.6034% 10/25/36 (d)(j)	146	25
Class B3, 2.8534% 10/25/36 (d)(j)	140	20
Class M4, 0.6834% 10/25/36 (d)(j)	132	53
Class M5, 0.7334% 10/25/36 (d)(j)	158	55
Class M6, 0.8134% 10/25/36 (d)(j)	309	86
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2006-4A:
Class A1, 0.4834% 12/25/36 (d)(j)	$ 649	$ 505
Class A2, 0.5234% 12/25/36 (d)(j)	3,291	2,316
Class B1, 0.9534% 12/25/36 (d)(j)	163	41
Class B2, 1.5034% 12/25/36 (d)(j)	167	37
Class B3, 2.7034% 12/25/36 (d)(j)	175	37
Class M1, 0.5434% 12/25/36 (d)(j)	211	97
Class M2, 0.5634% 12/25/36 (d)(j)	141	59
Class M3, 0.5934% 12/25/36 (d)(j)	143	56
Class M4, 0.6534% 12/25/36 (d)(j)	171	64
Class M5, 0.6934% 12/25/36 (d)(j)	157	50
Class M6, 0.7734% 12/25/36 (d)(j)	141	40
Series 2007-1:
Class A2, 0.5234% 3/25/37 (d)(j)	716	480
Class B1, 0.9234% 3/25/37 (d)(j)	227	43
Class B2, 1.4034% 3/25/37 (d)(j)	165	30
Class B3, 3.6034% 3/25/37 (d)(j)	452	63
Class M1, 0.5234% 3/25/37 (d)(j)	200	100
Class M2, 0.5434% 3/25/37 (d)(j)	150	60
Class M3, 0.5734% 3/25/37 (d)(j)	198	69
Class M4, 0.6234% 3/25/37 (d)(j)	161	52
Class M5, 0.6734% 3/25/37 (d)(j)	168	49
Class M6, 0.7534% 3/25/37 (d)(j)	233	54
Series 2007-2A:
Class A1, 0.5234% 7/25/37 (d)(j)	1,785	1,303
Class A2, 0.5734% 7/25/37 (d)(j)	1,672	836
Class B1, 1.8534% 7/25/37 (d)(j)	501	65
Class B2, 2.5034% 7/25/37 (d)(j)	436	48
Class B3, 3.6034% 7/25/37 (d)(j)	489	49
Class M1, 0.6234% 7/25/37 (d)(j)	570	182
Class M2, 0.6634% 7/25/37 (d)(j)	297	70
Class M3, 0.7434% 7/25/37 (d)(j)	300	60
Class M4, 0.9034% 7/25/37 (d)(j)	624	112
Class M5, 1.0034% 7/25/37 (d)(j)	551	88
Class M6, 1.2534% 7/25/37 (d)(j)	701	102
Series 2007-3:
Class A2, 0.5434% 7/25/37 (d)(j)	709	453
Class B1, 1.2034% 7/25/37 (d)(j)	428	95
Class B2, 1.8534% 7/25/37 (d)(j)	1,099	191
Class B3, 4.2534% 7/25/37 (d)(j)	570	87
Class M1, 0.5634% 7/25/37 (d)(j)	376	172
Class M2, 0.5934% 7/25/37 (d)(j)	401	143
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Class M3, 0.6234% 7/25/37 (d)(j)	$ 646	$ 210
Class M4, 0.7534% 7/25/37 (d)(j)	1,018	301
Class M5, 0.8534% 7/25/37 (d)(j)	516	144
Class M6, 1.0534% 7/25/37 (d)(j)	391	89
Series 2007-4A:
Class B1, 2.8034% 9/25/37 (d)(j)	243	17
Class B2, 3.7034% 9/25/37 (d)(j)	880	53
Class M1, 1.2034% 9/25/37 (d)(j)	234	49
Class M2, 1.3034% 9/25/37 (d)(j)	234	40
Class M4, 1.8534% 9/25/37 (d)(j)	596	78
Class M5, 2.0034% 9/25/37 (d)(j)	596	63
Class M6, 2.2034% 9/25/37 (d)(j)	597	54
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	3,147	102
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(j)(l)	7,553	812
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6934% 3/15/19 (d)(j)	639	466
Class H, 0.9034% 3/15/19 (d)(j)	429	239
Class J, 1.1034% 3/15/19 (d)(j)	323	169
Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (d)(j)	489	352
Class E, 0.5534% 3/15/22 (d)(j)	2,544	1,705
Class F, 0.6034% 3/15/22 (d)(j)	1,561	968
Class G, 0.6534% 3/15/22 (d)(j)	401	229
Class H, 0.8034% 3/15/22 (d)(j)	489	245
Class J, 0.9534% 3/15/22 (d)(j)	489	205
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	427	434
Series 2004-PWR3 Class A3, 4.487% 2/11/41	872	887
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	137	139
Series 2007-PW16 Class A4, 5.717% 6/11/40 (j)	803	855
Series 2007-PW17 Class A1, 5.282% 6/11/50	544	553
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	332	341
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (d)(j)(l)	9,682	43
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	5,122
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (d)(j)(l)	18,592	304
Series 2006-T22 Class A4, 5.5118% 4/12/38 (j)	172	189
Series 2007-PW15 Class A1, 5.016% 2/11/44	233	237
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW16:
Class B, 5.717% 6/11/40 (d)(j)	$ 220	$ 95
Class C, 5.717% 6/11/40 (d)(j)	183	71
Class D, 5.717% 6/11/40 (d)(j)	183	63
Series 2007-PW18 Class X2, 0.3205% 6/11/50 (d)(j)(l)	128,162	1,649
Series 2007-T28 Class X2, 0.1749% 9/11/42 (d)(j)(l)	58,943	470
C-BASS Trust floater Series 2006-SC1 Class A, 0.5234% 5/25/36 (d)(j)	716	550
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,612	1,730
Class XCL, 2.1162% 5/15/35 (d)(j)(l)	17,786	409
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (d)	5,748	5,727
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5634% 8/15/21 (d)(j)	490	457
Class G, 0.5834% 8/15/21 (d)(j)	408	355
Class H, 0.6234% 8/15/21 (d)(j)	327	268
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,296	2,135
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	384	387
Class A2, 5.6985% 12/10/49 (j)	1,370	1,432
Class A4, 5.6985% 12/10/49 (j)	4,549	4,826
Series 2007-FL3A Class A2, 0.3934% 4/15/22 (d)(j)	4,955	4,448
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	182	183
Class A2A, 5.237% 12/11/49	1,221	1,246
Class A4, 5.322% 12/11/49	15,886	16,342
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,379
Class C, 5.476% 12/11/49	2,583	465
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.818% 5/15/46 (j)	1,372	1,468
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	1,029
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4834% 4/15/17 (d)(j)	3,703	3,333
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
Class C, 0.5234% 4/15/17 (d)(j)	$ 1,104	$ 960
Class D, 0.5634% 4/15/17 (d)(j)	753	629
Class E, 0.6234% 4/15/17 (d)(j)	240	192
Class F, 0.6634% 4/15/17 (d)(j)	136	99
Class G, 0.8034% 4/15/17 (d)(j)	136	91
Class H, 0.8734% 4/15/17 (d)(j)	136	77
Class J, 1.1034% 4/15/17 (d)(j)	104	49
Series 2005-FL11:
Class C, 0.5534% 11/15/17 (d)(j)	1,047	984
Class D, 0.5934% 11/15/17 (d)(j)	55	50
Class E, 0.6434% 11/15/17 (d)(j)	193	172
Class F, 0.7034% 11/15/17 (d)(j)	148	127
Class G, 0.7534% 11/15/17 (d)(j)	102	83
Series 2006-FL12 Class AJ, 0.3834% 12/15/20 (d)(j)	1,955	1,701
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	14	14
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,910	4,063
Class A4, 5.306% 12/10/46	18,390	18,988
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	2,319	2,321
Class AJFX, 5.478% 2/5/19 (d)	4,100	4,060
Series 2007-C9 Class A4, 5.8145% 12/10/49 (j)	3,036	3,264
Series 2004-LBN2 Class X2, 0.8517% 3/10/39 (d)(j)(l)	1,844	4
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	673
Class XP, 0.4812% 12/10/46 (j)(l)	11,758	157
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	7,080	7,476
Series 2007-C2:
Class A1, 5.269% 1/15/49	13	13
Class A3, 5.542% 1/15/49 (j)	2,744	2,820
Series 2007-C3 Class A4, 5.721% 6/15/39 (j)	825	853
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	8,345
Series 2006-C5 Class ASP, 0.6706% 12/15/39 (j)(l)	7,920	135
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,242	1,275
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6034% 4/15/22 (d)(j)	4,895	2,692
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	$ 1,372	$ 1,421
Series 2002-CP5 Class A1, 4.106% 12/15/35	73	74
Series 2004-C1:
Class A3, 4.321% 1/15/37	276	279
Class A4, 4.75% 1/15/37	639	674
Series 1998-C1 Class D, 7.17% 5/17/40	26	26
Series 2001-CK6 Class AX, 0.8917% 8/15/36 (j)(l)	3,562	20
Series 2001-CKN5 Class AX, 1.963% 9/15/34 (d)(j)(l)	10,358	81
Series 2004-C1 Class ASP, 0.9573% 1/15/37 (d)(j)(l)	66,274	160
Series 2006-C1 Class A3, 5.5465% 2/15/39 (j)	7,244	7,676
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4034% 2/15/22 (d)(j)	519	358
Class C:
0.4234% 2/15/22 (d)(j)	1,479	872
0.5234% 2/15/22 (d)(j)	528	254
Class F, 0.5734% 2/15/22 (d)(j)	1,056	454
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	67	68
Series 2007-C1:
Class ASP, 0.4158% 2/15/40 (j)(l)	25,686	273
Class B, 5.487% 2/15/40 (d)(j)	2,097	252
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	490
Class G, 6.936% 3/15/33 (d)	903	903
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	7,025
Series 2001-1 Class X1, 0.99% 5/15/33 (d)(j)(l)	10,653	31
Series 2004-C1 Class X2, 1.1123% 11/10/38 (d)(j)(l)	5,667	6
Series 2007-C1 Class XP, 0.1995% 12/10/49 (j)(l)	23,829	137
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6751% 4/10/40 (d)(j)(l)	5,754	0*
Series 2004-C3 Class X2, 0.6308% 12/10/41 (j)(l)	5,061	27
Series 2005-C1 Class X2, 0.5556% 5/10/43 (j)(l)	5,452	46
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4438% 11/5/21 (d)(j)	516	469
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	$ 203	$ 204
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,744	2,871
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,989	4,172
Series 2003-C2 Class XP, 0.8817% 1/5/36 (d)(j)(l)	6,876	0*
Series 2005-GG3 Class XP, 0.6907% 8/10/42 (d)(j)(l)	25,412	186
Series 2006-GG7:
Class A3, 5.8828% 7/10/38 (j)	3,617	3,927
Class A4, 5.8828% 7/10/38 (j)	10,620	11,639
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	31,597	314
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4934% 6/6/20 (d)(j)	69	64
Class D, 0.5334% 6/6/20 (d)(j)	327	293
Class E, 0.6234% 6/6/20 (d)(j)	379	330
Class F, 0.6934% 6/6/20 (d)(j)	662	560
Series 2007-EOP:
Class C, 0.5734% 3/6/20 (d)(j)	1,304	1,174
Class D, 0.6234% 3/6/20 (d)(j)	8,605	7,572
Class F, 0.7334% 3/6/20 (d)(j)	107	93
Class G, 0.7734% 3/6/20 (d)(j)	54	46
Class H, 0.9034% 3/6/20 (d)(j)	600	507
Class J, 1.1034% 3/6/20 (d)(j)	860	722
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	443
Series 2005-GG4 Class XP, 0.7093% 7/10/39 (d)(j)(l)	25,943	263
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	2,058	2,096
Series 2007-GG10:
Class A1, 5.69% 8/10/45	47	47
Class A2, 5.778% 8/10/45	654	675
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9167% 1/15/38 (d)(j)(l)	1,675	3
Series 2004-CB8 Class X2, 1.0315% 1/12/39 (d)(j)(l)	1,674	5
Series 2006-LDP7 Class A4, 5.8721% 4/15/45 (j)	3,700	4,074
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4234% 11/15/18 (d)(j)	$ 1,010	$ 889
Class C, 0.4634% 11/15/18 (d)(j)	718	610
Class D, 0.4834% 11/15/18 (d)(j)	227	186
Class E, 0.5334% 11/15/18 (d)(j)	326	261
Class F, 0.5834% 11/15/18 (d)(j)	490	382
Class G, 0.6134% 11/15/18 (d)(j)	426	319
Class H, 0.7534% 11/15/18 (d)(j)	326	238
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	942
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	652	683
Class A3, 5.336% 5/15/47	572	597
Series 2007-CB19 Class A4, 5.7421% 2/12/49 (j)	4,812	5,087
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	7,272
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (j)	3,852	4,012
Series 2007-LDP10 Class A1, 5.122% 1/15/49	32	33
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	3,109	3,170
Class A3, 5.412% 1/15/49	22,356	23,318
Series 2005-CB13 Class E, 5.3509% 1/12/43 (d)(j)	694	55
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	403
Series 2007-CB19:
Class B, 5.7421% 2/12/49 (j)	117	43
Class C, 5.7421% 2/12/49 (j)	307	107
Class D, 5.7421% 2/12/49 (j)	322	97
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	262	92
Class CS, 5.466% 1/15/49 (j)	113	36
Class ES, 5.5411% 1/15/49 (d)(j)	709	46
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	481	485
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9501% 7/15/44 (j)	15,007	15,932
Series 1998-C1 Class D, 6.98% 2/18/30	461	462
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	221	222
Series 2006-C1 Class A2, 5.084% 2/15/31	352	353
Series 2006-C3 Class A1, 5.478% 3/15/32	16	16
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6:
Class A1, 5.23% 9/15/39	$ 130	$ 130
Class A2, 5.262% 9/15/39 (j)	2,394	2,427
Series 2006-C7:
Class A1, 5.279% 11/15/38	61	61
Class A2, 5.3% 11/15/38	1,509	1,541
Class A3, 5.347% 11/15/38	1,022	1,081
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	124	126
Class A4, 5.424% 2/15/40	8,354	8,821
Series 2007-C2 Class A3, 5.43% 2/15/40	2,501	2,599
Series 2000-C5 Class E, 7.29% 12/15/32	96	96
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,717
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,546
Series 2004-C2 Class XCP, 1.0453% 3/15/36 (d)(j)(l)	12,644	36
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	142	143
Series 2005-C3 Class XCP, 0.7546% 7/15/40 (j)(l)	4,247	42
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (j)(l)	6,323	114
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	3,018	1,277
Class D, 5.563% 2/15/40 (j)	549	198
Class E, 5.582% 2/15/40 (j)	274	74
Class XCP, 0.477% 2/15/40 (j)(l)	3,135	33
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,714	1,796
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,456	1,545
Class XCP, 0.29% 9/15/45 (j)(l)	105,287	1,101
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4834% 9/15/21 (d)(j)	440	334
Class E, 0.5434% 9/15/21 (d)(j)	1,586	1,173
Class F, 0.5934% 9/15/21 (d)(j)	906	653
Class G, 0.6134% 9/15/21 (d)(j)	1,791	1,254
Class H, 0.6534% 9/15/21 (d)(j)	462	296
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,517
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	124	124
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,249	3,296
Series 2007-C1 Class A1, 4.533% 6/12/50	196	197
Series 2005-CKI1 Class A3, 5.2413% 11/12/37 (j)	2,253	2,330
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2005-LC1 Class F, 5.3852% 1/12/44 (d)(j)	$ 1,194	$ 601
Series 2006-C1 Class A2, 5.6095% 5/12/39 (j)	1,913	1,969
Series 2007-C1 Class A4, 5.8258% 6/12/50 (j)	5,194	5,577
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	3,092
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3763% 12/12/49 (j)	636	619
sequential payer:
Series 2006-1 CLass A3, 5.4657% 2/12/39 (j)	1,460	1,528
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,179	1,244
Series 2007-5:
Class A1, 4.275% 8/12/48	20	20
Class A3, 5.364% 8/12/48	535	549
Class A4, 5.378% 8/12/48	55	56
Class B, 5.479% 2/12/17	4,116	653
Series 2007-6:
Class A1, 5.175% 3/12/51	60	60
Class A4, 5.485% 3/12/51 (j)	3,250	3,322
Series 2007-7 Class A4, 5.7475% 6/12/50 (j)	4,802	4,935
Series 2007-8 Class A1, 4.622% 8/12/49	232	236
Series 2006-4 Class XP, 0.6252% 12/12/49 (j)(l)	26,993	488
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,372	419
Series 2007-7 Class B, 5.75% 6/12/50	1,765	301
Series 2007-8 Class A3, 5.9646% 8/12/49 (j)	1,183	1,274
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.454% 7/15/19 (d)(j)	653	78
Class G, 0.614% 7/15/19 (d)(j)	389	362
Series 2007-XCLA Class A1, 0.454% 7/17/17 (d)(j)	1,913	1,382
Series 2007-XLCA Class B, 0.754% 7/17/17 (d)(j)	1,792	211
Series 2007-XLFA:
Class C, 0.414% 10/15/20 (d)(j)	788	339
Class D, 0.444% 10/15/20 (d)(j)	529	190
Class E, 0.504% 10/15/20 (d)(j)	662	139
Class F, 0.554% 10/15/20 (d)(j)	397	56
Class G, 0.594% 10/15/20 (d)(j)	491	34
Class H, 0.684% 10/15/20 (d)(j)	309	19
Class J, 0.834% 10/15/20 (d)(j)	353	14
Class MHRO, 0.944% 10/15/20 (d)(j)	424	106
Class MJPM, 1.254% 10/15/20 (d)(j)	160	120
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Class MSTR, 0.954% 10/15/20 (d)(j)	$ 300	$ 75
Class NHRO, 1.144% 10/15/20 (d)(j)	641	96
Class NSTR, 1.104% 10/15/20 (d)(j)	276	41
sequential payer:
Series 2003-IQ5 Class X2, 0.9113% 4/15/38 (d)(j)(l)	3,777	26
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	2,098
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	133	135
Class A31, 5.439% 2/12/44 (j)	10,884	11,332
Series 2007-IQ13 Class A1, 5.05% 3/15/44	224	226
Series 2007-IQ14 Class A1, 5.38% 4/15/49	213	218
Series 2007-IQ15 Class A4, 5.8796% 6/11/49 (j)	6,250	6,624
Series 2007-T25 Class A1, 5.391% 11/12/49	141	144
Series 2007-T27 Class A4, 5.6485% 6/11/42 (j)	5,025	5,489
Series 2003-IQ6 Class X2, 0.5796% 12/15/41 (d)(j)(l)	8,877	51
Series 2005-IQ9 Class X2, 1.0925% 7/15/56 (d)(j)(l)	15,267	177
Series 2006-HQ10 Class X2, 0.4955% 11/12/41 (d)(j)(l)	5,430	56
Series 2006-HQ8 Class A3, 5.4406% 3/12/44 (j)	2,128	2,160
Series 2006-IQ11 Class A4, 5.7608% 10/15/42 (j)	412	455
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	500
Series 2006-T23 Class A3, 5.8053% 8/12/41 (j)	700	753
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	2,488	1,146
Series 2007-HQ12 Class A4, 5.6352% 4/12/49 (j)	7,259	7,414
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	2,058	2,158
Class AAB, 5.654% 4/15/49	3,010	3,182
Class B, 5.7278% 4/15/49 (j)	337	118
Series 2007-XLC1:
Class C, 0.854% 7/17/17 (d)(j)	2,424	67
Class D, 0.954% 7/17/17 (d)(j)	1,141	14
Class E, 1.054% 7/17/17 (d)(j)	928	12
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	0*	0*
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	140	144
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,166	1,185
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4534% 1/15/18 (d)(j)	$ 1,013	$ 973
Series 2006-WL7A:
Class E, 0.5363% 9/15/21 (d)(j)	1,377	882
Class F, 0.5963% 8/11/18 (d)(j)	1,490	706
Class G, 0.6163% 8/11/18 (d)(j)	1,411	653
Class J, 0.8563% 8/11/18 (d)(j)	314	98
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (d)(j)	105	63
Class AP2, 1.0534% 6/15/20 (d)(j)	175	96
Class F, 0.7334% 6/15/20 (d)(j)	3,396	1,698
Class LXR1, 0.9534% 6/15/20 (d)(j)	169	119
Class LXR2, 1.0534% 6/15/20 (d)(j)	2,315	1,505
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	1,954	1,969
Series 2006-C27 Class A2, 5.624% 7/15/45	1,132	1,153
Series 2006-C28 Class A4, 5.572% 10/15/48	6,800	7,172
Series 2006-C29:
Class A1, 5.11% 11/15/48	312	315
Class A3, 5.313% 11/15/48	3,644	3,880
Series 2007-C30:
Class A1, 5.031% 12/15/43	33	33
Class A3, 5.246% 12/15/43	1,178	1,193
Class A4, 5.305% 12/15/43	403	404
Class A5, 5.342% 12/15/43	1,468	1,472
Series 2007-C31:
Class A1, 5.14% 4/15/47	39	40
Class A4, 5.509% 4/15/47	3,101	3,171
Series 2007-C32:
Class A2, 5.739% 6/15/49 (j)	1,646	1,706
Class A3, 5.744% 6/15/49 (j)	19,610	20,241
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(j)	652	637
Series 2003-C9 Class XP, 0.4498% 12/15/35 (d)(j)(l)	3,035	0*
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(j)	1,055	1,013
Class 180B, 5.3979% 10/15/41 (d)(j)	480	451
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	1,153
Series 2005-C22:
Class B, 5.3588% 12/15/44 (j)	3,042	2,500
Class F, 5.3588% 12/15/44 (d)(j)	2,288	942
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,372	435
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	$ 4,116	$ 704
Class D, 5.513% 12/15/43 (j)	2,195	192
Class XP, 0.4396% 12/15/43 (d)(j)(l)	15,237	199
Series 2007-C31 Class C, 5.6934% 4/15/47 (j)	5,657	1,230
Series 2007-C31A Class A2, 5.421% 4/15/47	4,923	5,066
Series 2007-C32:
Class D, 5.744% 6/15/49 (j)	1,031	210
Class E, 5.744% 6/15/49 (j)	1,625	284
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9025% 2/15/51 (j)	908	945
Series 2007-C33 Class B, 5.9025% 2/15/51 (j)	2,307	766
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $422,649)		507,829
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34	7,885	8,078
7.55% 4/1/39	5,764	5,936
TOTAL MUNICIPAL SECURITIES (Cost $13,783)		14,014
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	561
Fixed-Income Funds - 13.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	8,416,591	889,718
Fidelity Specialized High Income Central Fund (k)	1,491,773	148,939
TOTAL FIXED-INCOME FUNDS (Cost $989,547)		1,038,657
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $3,523)	$ 3,474	$ 3,551
Cash Equivalents - 3.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $232,431)	232,433	232,431
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $7,824,481)		8,109,890
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(376,418)
NET ASSETS - 100%		$ 7,733,472
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,116,000)(i)	Sept. 2037	$ 6,624	(6,195)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $5,250,000)(i)	Sept. 2037	18,001	(16,834)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $1,302,000)(i)

	Sept. 2037	$ 4,032	$ (3,771)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $4,230,875)(i)	Sept. 2037	13,465	(12,592)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,754,000)(i)	Sept. 2037	7,344	(6,868)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $3,715,750)(i)	Sept. 2037	12,025	(11,245)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34(h)	August 2034	582	(323)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34(h)	Oct. 2034	579	(242)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1)(h)	April 2032	186	(109)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(h)

	Feb. 2034	$ 4	$ (3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1)(h)	Oct. 2034	765	(289)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(h)	Sept. 2034	577	(439)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3)(h)	March 2013	13,500	722
TOTAL CREDIT DEFAULT SWAPS		$ 77,684	$ (58,188)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4525% with Credit Suisse First Boston	Oct. 2020	75,000	2,968
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.2638% with Credit Suisse First Boston	August 2040	70,000	6,373
TOTAL INTEREST RATE SWAPS		$ 145,000	$ 9,341
		$ 222,684	$ (48,847)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $497,559,000 or 6.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $53,127,000.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap representsa contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than 1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$232,431,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 20,293
Barclays Capital, Inc.	40,445
J.P. Morgan Securities, Inc.	12,413
Merrill Lynch Government Securities, Inc.	22,400
Merrill Lynch, Pierce, Fenner & Smith, Inc.	24,879
Mizuho Securities USA, Inc.	112,001
$ 232,431
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 7,662
Fidelity Specialized High Income Central Fund	2,564
Total	$ 10,226
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 885,153	$ 7,662	$ -	$ 889,718	12.6%
Fidelity Specialized High Income Central Fund	143,843	2,564	-	148,939	32.9%
Total	$ 1,028,996	$ 10,226	$ -	$ 1,038,657
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,660,201	$ -	$ 1,660,201	$ -
U.S. Government and Government Agency Obligations	3,413,382	-	3,413,382	-
U.S. Government Agency - Mortgage Securities	1,007,839	-	1,007,839	-
Asset-Backed Securities	126,473	-	116,152	10,321
Collateralized Mortgage Obligations	104,952	-	100,803	4,149
Commercial Mortgage Securities	507,829	-	476,123	31,706
Municipal Securities	14,014	-	14,014	-
Supranational Obligations	561	-	561	-
Fixed-Income Funds	1,038,657	1,038,657	-	-
Preferred Securities	3,551	-	3,551	-
Cash Equivalents	232,431	-	232,431	-
Total Investments in Securities:	$ 8,109,890	$ 1,038,657	$ 7,025,057	$ 46,176
Derivative Instruments:
Assets
Swap Agreements	$ 10,063	$ -	$ 10,063	$ -
Liabilities
Swap Agreements	$ (58,910)	$ -	$ (58,229)	$ (682)
Total Derivative Instruments:	$ (48,847)	$ -	$ (48,165)	$ (682)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,258
Total Realized Gain (Loss)	(379)
Total Unrealized Gain (Loss)	2,874
Cost of Purchases	1,467
Proceeds of Sales	(1,400)
Amortization/Accretion	7
Transfers in to Level 3	8,052
Transfers out of Level 3	(32,703)
Ending Balance	$ 46,176
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 2,182
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,687)
Total Unrealized Gain (Loss)	108
Transfers in to Level 3	-
Transfers out of Level 3	897
Ending Balance	$ (682)
Realized gain (loss) on Swap Agreements for the period	$ 18
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2010	$ 108

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and, Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $7,946,887,000. Net unrealized appreciation aggregated $163,003,000, of which $260,191,000 related to appreciated investment securities and $97,188,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $77,684,000 representing 1.00% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.813047.106

AIGB-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.875% 3/15/11	$ 2,059	$ 2,090
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	4,133	4,730
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	2,000	2,088
5.875% 1/15/36	1,636	1,451
6.375% 6/15/14	9,540	10,349
		13,888
Media - 1.6%
Comcast Corp.:
4.95% 6/15/16	9,366	10,328
5.7% 5/15/18	8,000	9,006
6.55% 7/1/39	6,000	6,497
Discovery Communications LLC:
3.7% 6/1/15	4,740	4,987
6.35% 6/1/40	4,333	4,720
Liberty Media Corp. 8.25% 2/1/30	9,544	9,401
NBC Universal, Inc.:
3.65% 4/30/15 (d)	5,180	5,423
5.15% 4/30/20 (d)	6,847	7,299
6.4% 4/30/40 (d)	12,076	12,843
News America Holdings, Inc. 7.75% 12/1/45	3,549	4,192
News America, Inc. 6.15% 3/1/37	3,755	3,931
Time Warner Cable, Inc.:
5.85% 5/1/17	15,902	18,148
6.75% 7/1/18	7,000	8,303
Time Warner, Inc. 6.2% 3/15/40	12,050	12,841
Viacom, Inc.:
6.125% 10/5/17	2,626	3,051
6.75% 10/5/37	5,000	5,684
		126,654
TOTAL CONSUMER DISCRETIONARY		147,362
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	5,912	6,072
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
5.375% 11/15/14 (d)	$ 5,675	$ 6,344
Diageo Capital PLC 5.2% 1/30/13	1,782	1,941
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,502	7,108
PepsiCo, Inc. 4.875% 11/1/40	5,403	5,291
		26,756
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (j)	8,461	8,027
Food Products - 0.4%
Kraft Foods, Inc.:
5.375% 2/10/20	6,374	7,088
5.625% 11/1/11	2,298	2,397
6.25% 6/1/12	3,588	3,855
6.5% 8/11/17	5,912	7,057
6.875% 2/1/38	6,627	7,882
		28,279
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	6,587	8,779
9.7% 11/10/18	6,979	9,374
Reynolds American, Inc.:
6.75% 6/15/17	8,966	10,213
7.25% 6/15/37	13,188	14,014
		42,380
TOTAL CONSUMER STAPLES		105,442
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (d)	6,231	6,639
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	7,671	7,700
Weatherford International Ltd. 5.15% 3/15/13	1,223	1,301
		15,640
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,411	6,923
Apache Corp. 5.1% 9/1/40	6,062	5,907
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,670	1,946
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	199	201
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services 6.875% 2/1/11	$ 1,383	$ 1,396
EnCana Corp. 6.3% 11/1/11	2,854	2,993
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	8,140	8,683
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	2,462	2,808
6.85% 1/15/40 (d)	9,240	10,770
Nakilat, Inc. 6.067% 12/31/33 (d)	3,300	3,515
Nexen, Inc. 5.05% 11/20/13	3,969	4,309
Pemex Project Funding Master Trust 0.8956% 12/3/12 (d)(j)	7,003	6,957
Petro-Canada 6.05% 5/15/18	2,460	2,840
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	12,712	13,727
6.875% 1/20/40	17,995	19,435
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	3,501	3,676
5.5% 9/30/14 (d)	4,894	5,343
6.75% 9/30/19 (d)	3,203	3,769
Suncor Energy, Inc. 6.1% 6/1/18	7,564	8,791
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,806
		116,795
TOTAL ENERGY		132,435
FINANCIALS - 11.4%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	4,364	4,456
5.95% 1/18/18	6,036	6,546
6.15% 4/1/18	5,599	6,128
6.75% 10/1/37	5,714	5,720
7.5% 2/15/19	3,514	4,094
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	3,420	3,454
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	2,159
JPMorgan Chase Capital XX 6.55% 9/29/36	21,862	21,714
Lazard Group LLC:
6.85% 6/15/17	3,087	3,277
7.125% 5/15/15	9,694	10,659
Merrill Lynch & Co., Inc. 6.875% 4/25/18	18,880	20,726
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
0.5891% 1/9/14 (j)	$ 21,982	$ 21,007
4.1% 1/26/15	6,270	6,394
6% 5/13/14	8,475	9,239
6.625% 4/1/18	10,000	10,919
7.3% 5/13/19	5,986	6,720
UBS AG Stamford Branch 3.875% 1/15/15	10,400	10,914
		154,126
Commercial Banks - 1.8%
Bank of America NA 5.3% 3/15/17	7,685	7,780
BB&T Capital Trust IV 6.82% 6/12/77 (j)	731	722
Comerica, Inc. 3% 9/16/15	845	848
Credit Suisse (Guernsey) Ltd. 5.86% (j)	7,977	7,498
Credit Suisse New York Branch 6% 2/15/18	10,531	11,479
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (d)(j)	1,901	1,840
Discover Bank:
7% 4/15/20	3,177	3,447
8.7% 11/18/19	7,448	8,889
Export-Import Bank of Korea 5.25% 2/10/14 (d)	4,263	4,566
Fifth Third Bancorp:
4.5% 6/1/18	2,574	2,532
8.25% 3/1/38	2,988	3,431
Fifth Third Bank 4.75% 2/1/15	949	1,000
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	2,576	2,396
HBOS PLC 6.75% 5/21/18 (d)	3,829	3,665
JPMorgan Chase Bank 6% 10/1/17	7,500	8,425
KeyBank NA:
5.8% 7/1/14	5,229	5,687
6.95% 2/1/28	1,344	1,397
KeyBank NA, Cleveland 5.45% 3/3/16	2,744	2,952
Korea Development Bank 5.75% 9/10/13	4,034	4,394
Manufacturers & Traders Trust Co. 1.79% 4/1/13 (j)	572	565
Marshall & Ilsley Bank:
4.85% 6/16/15	2,862	2,571
5% 1/17/17	4,652	4,062
5.25% 9/4/12	2,120	2,150
6.375% 9/1/11	8,545	8,544
PNC Funding Corp. 3.625% 2/8/15	1,941	2,021
Regions Bank:
6.45% 6/26/37	10,208	8,575
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Bank: - continued
7.5% 5/15/18	$ 4,652	$ 4,483
Regions Financial Corp.:
5.75% 6/15/15	1,371	1,278
7.75% 11/10/14	5,895	5,748
Sovereign Bank 1.9969% 8/1/13 (j)	1,297	1,284
SVB Financial Group 5.375% 9/15/20	1,051	1,048
Wachovia Corp. 4.875% 2/15/14	5,366	5,724
Wells Fargo & Co. 3.75% 10/1/14	7,790	8,220
		139,221
Consumer Finance - 0.2%
Capital One Financial Corp. 5.7% 9/15/11	5,664	5,865
Discover Financial Services 10.25% 7/15/19	4,737	5,940
Household Finance Corp. 6.375% 10/15/11	1,155	1,207
HSBC Finance Corp. 5.25% 1/14/11	818	822
SLM Corp.:
0.4922% 3/15/11 (j)	667	660
0.5184% 10/25/11 (j)	2,316	2,272
0.5884% 1/27/14 (j)	1,322	1,176
5% 10/1/13	490	486
		18,428
Diversified Financial Services - 1.7%
Bank of America Corp. 5.75% 12/1/17	11,468	11,873
BP Capital Markets PLC:
3.125% 10/1/15	7,195	7,235
3.625% 5/8/14	6,337	6,579
Capital One Capital V 10.25% 8/15/39	2,649	2,801
Citigroup, Inc.:
5.375% 8/9/20	10,000	10,216
5.5% 4/11/13	25,084	26,887
6.125% 11/21/17	3,500	3,817
6.125% 5/15/18	18,795	20,481
6.5% 1/18/11	532	536
6.5% 8/19/13	1,650	1,820
JPMorgan Chase & Co. 4.95% 3/25/20	11,136	11,468
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	7,691	7,476
5.35% 4/15/12 (d)	1,917	1,960
5.5% 1/15/14 (d)	5,645	5,682
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,803	$ 1,880
5.15% 3/15/20	2,590	2,769
7% 5/1/12	3,093	3,370
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(j)	4,425	4,314
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(j)	1,161	1,110
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(j)	2,033	1,977
		134,251
Insurance - 2.0%
Allstate Corp. 6.2% 5/16/14	7,535	8,682
American International Group, Inc. 6.4% 12/15/20	3,872	3,862
Aon Corp.:
3.5% 9/30/15	2,927	2,968
5% 9/30/20	3,420	3,496
6.25% 9/30/40	2,190	2,220
Assurant, Inc. 5.625% 2/15/14	5,039	5,319
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	8,448
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(j)	13,028	12,865
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (d)	9,346	10,127
10.75% 6/15/88 (d)(j)	5,039	6,148
Lincoln National Corp. 7% 5/17/66 (j)	1,423	1,370
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	6,576	8,783
MetLife, Inc.:
5.875% 2/6/41	2,120	2,174
6.125% 12/1/11	535	562
6.75% 6/1/16	5,620	6,657
Metropolitan Life Global Funding I:
5.125% 4/10/13 (d)	7,041	7,625
5.125% 6/10/14 (d)	4,961	5,499
Monumental Global Funding II 5.65% 7/14/11 (d)	4,763	4,861
New York Life Global Funding 4.65% 5/9/13 (d)	5,732	6,175
New York Life Insurance Co. 6.75% 11/15/39 (d)	2,641	3,130
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	3,480	3,777
Pacific Life Global Funding 5.15% 4/15/13 (d)	5,929	6,374
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	6,500	8,281
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
4.75% 9/17/15	$ 9,207	$ 9,951
7.375% 6/15/19	2,170	2,600
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,139	6,335
Unum Group 5.625% 9/15/20	3,988	4,037
		152,326
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.:
5.5% 1/15/12	965	1,009
6.125% 11/1/12	1,454	1,576
Camden Property Trust:
5.375% 12/15/13	2,278	2,462
5.875% 11/30/12	861	922
Developers Diversified Realty Corp.:
5.25% 4/15/11	5,471	5,535
5.375% 10/15/12	4,528	4,663
7.5% 4/1/17	3,286	3,687
9.625% 3/15/16	4,996	6,007
Duke Realty LP:
4.625% 5/15/13	397	413
5.875% 8/15/12	716	758
Equity One, Inc.:
6% 9/15/17	4,072	4,154
6.25% 12/15/14	3,740	4,013
6.25% 1/15/17	2,676	2,782
Federal Realty Investment Trust:
5.4% 12/1/13	3,291	3,565
5.9% 4/1/20	1,740	1,912
6% 7/15/12	1,979	2,108
6.2% 1/15/17	1,522	1,728
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,822
6.65% 1/15/18	4,009	4,291
UDR, Inc. 5.5% 4/1/14	7,998	8,592
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,175	2,319
Washington (REIT) 5.95% 6/15/11	6,334	6,468
		70,786
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 2.3%
AMB Property LP:
5.9% 8/15/13	$ 5,685	$ 6,073
6.3% 6/1/13	5,773	6,277
BioMed Realty LP 6.125% 4/15/20 (d)	2,345	2,530
Brandywine Operating Partnership LP:
5.625% 12/15/10	13,759	13,776
5.7% 5/1/17	2,810	2,856
5.75% 4/1/12	3,996	4,123
Colonial Properties Trust:
4.8% 4/1/11	481	479
5.5% 10/1/15	7,511	7,281
6.875% 8/15/12	2,950	3,080
Colonial Realty LP 6.05% 9/1/16	5,558	5,401
Digital Realty Trust LP 4.5% 7/15/15 (d)	3,342	3,431
Duke Realty LP:
5.4% 8/15/14	6,434	6,848
5.5% 3/1/16	6,313	6,697
5.625% 8/15/11	4,377	4,477
5.95% 2/15/17	1,925	2,051
6.25% 5/15/13	4,770	5,149
6.5% 1/15/18	6,346	6,932
ERP Operating LP:
4.75% 7/15/20	5,229	5,404
5.2% 4/1/13	7,955	8,588
5.5% 10/1/12	7,616	8,188
6.625% 3/15/12	1,392	1,483
Liberty Property LP:
4.75% 10/1/20	8,150	8,323
5.5% 12/15/16	3,957	4,371
6.375% 8/15/12	2,724	2,919
6.625% 10/1/17	4,647	5,412
Mack-Cali Realty LP 7.75% 2/15/11	1,739	1,764
Post Apartment Homes LP 6.3% 6/1/13	6,854	7,353
Reckson Operating Partnership LP:
5.15% 1/15/11	1,820	1,824
6% 3/31/16	1,534	1,536
Regency Centers LP 6.75% 1/15/12	7,337	7,638
Simon Property Group LP:
4.2% 2/1/15	2,530	2,700
5.1% 6/15/15	3,937	4,370
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 2,993	$ 3,290
6.15% 11/15/15	11,424	12,674
		175,298
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
3.7% 9/1/15	6,185	6,104
5.65% 5/1/18	18,622	19,082
6.5% 8/1/16	6,800	7,384
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,321	5,735
Independence Community Bank Corp. 2.11% 4/1/14 (j)	3,116	3,058
		41,363
TOTAL FINANCIALS		885,799
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,627
6.25% 6/15/14	1,951	2,218
Medco Health Solutions, Inc. 4.125% 9/15/20	5,197	5,199
		13,044
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	521	544
Airlines - 0.3%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	90	91
Continental Airlines, Inc.:
6.545% 8/2/20	1,541	1,642
6.795% 2/2/20	648	654
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	7,194	7,643
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,440	3,332
8.36% 7/20/20	10,742	10,941
		24,303
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (j)	$ 3,739	$ 3,898
TOTAL INDUSTRIALS		28,745
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	6,530
6.55% 10/1/17	3,033	3,479
		10,009
MATERIALS - 0.5%
Chemicals - 0.4%
Dow Chemical Co.:
4.25% 11/15/20	7,471	7,275
7.6% 5/15/14	16,321	19,060
		26,335
Metals & Mining - 0.1%
Anglo American Capital PLC 4.45% 9/27/20 (d)	1,822	1,876
Corporacion Nacional del Cobre (Codelco):
3.75% 11/4/20 (d)	2,392	2,338
6.375% 11/30/12 (d)	5,241	5,718
		9,932
TOTAL MATERIALS		36,267
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
5.35% 9/1/40 (d)	17,544	16,610
6.3% 1/15/38	19,696	20,937
6.8% 5/15/36	10,394	11,627
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,382	7,815
British Telecommunications PLC 9.375% 12/15/10 (c)	1,934	1,939
CenturyLink, Inc. 7.6% 9/15/39	4,874	4,888
Deutsche Telekom International Financial BV 5.875% 8/20/13	6,186	6,884
Sprint Capital Corp. 7.625% 1/30/11	5,123	5,149
Telecom Italia Capital SA:
4.95% 9/30/14	6,637	6,938
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
5.25% 10/1/15	$ 3,019	$ 3,201
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,731
6.221% 7/3/17	1,964	2,177
Verizon Communications, Inc. 6.1% 4/15/18	7,542	8,837
		98,733
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	11,274	12,187
5.875% 10/1/19	7,883	8,762
6.35% 3/15/40	2,469	2,561
Sprint Nextel Corp. 6% 12/1/16	12,603	11,815
Vodafone Group PLC 5.5% 6/15/11	3,420	3,507
		38,832
TOTAL TELECOMMUNICATION SERVICES		137,565
UTILITIES - 2.1%
Electric Utilities - 1.1%
Alabama Power Co. 3.375% 10/1/20	4,224	4,160
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,492
Commonwealth Edison Co. 5.4% 12/15/11	8,675	9,084
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	11,245	11,399
Edison International 3.75% 9/15/17	4,656	4,752
EDP Finance BV 6% 2/2/18 (d)	9,739	9,721
FirstEnergy Corp. 7.375% 11/15/31	4,610	4,891
FirstEnergy Solutions Corp. 6.05% 8/15/21	3,056	3,239
Kentucky Utilities Co.:
3.25% 11/1/20 (d)	565	553
5.125% 11/1/40 (d)	4,033	4,064
LG&E and KU Energy LLC:
2.125% 11/15/15 (d)	5,301	5,205
3.75% 11/15/20 (d)	1,043	1,019
Louisville Gas & Electric Co. 5.125% 11/15/40 (d)	1,210	1,221
Mid-American Energy Co. 5.65% 7/15/12	942	1,010
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,866
Pepco Holdings, Inc. 2.7% 10/1/15	4,939	4,924
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	$ 567	$ 554
Progress Energy, Inc. 6% 12/1/39	3,794	4,123
		84,277
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	3,626	3,942
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,228	3,228
		7,170
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	7,906	8,826
Exelon Generation Co. LLC:
4% 10/1/20	6,000	5,852
5.35% 1/15/14	6,631	7,302
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,586
6.5% 5/1/18	6,705	7,697
		33,263
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	2,520	2,699
Dominion Resources, Inc.:
6.3% 9/30/66 (j)	2,051	1,984
7.5% 6/30/66 (j)	4,578	4,761
DTE Energy Co. 7.05% 6/1/11	3,168	3,265
National Grid PLC 6.3% 8/1/16	8,354	9,772
NiSource Finance Corp.:
5.4% 7/15/14	1,746	1,932
5.45% 9/15/20	1,831	1,962
6.4% 3/15/18	5,675	6,461
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	6,109	5,987
		38,823
TOTAL UTILITIES		163,533
TOTAL NONCONVERTIBLE BONDS (Cost $1,564,506)		1,660,201
U.S. Government and Government Agency Obligations - 44.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	$ 19,500	$ 21,543
U.S. Treasury Inflation Protected Obligations - 6.8%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/40	49,864	55,561
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	327,584	337,775
1.375% 1/15/20	128,528	137,286
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		530,622
U.S. Treasury Obligations - 37.0%
U.S. Treasury Bonds:
3.875% 8/15/40	183,247	175,459
4.375% 11/15/39	100,910	105,388
U.S. Treasury Notes:
1% 3/31/12	850,891	858,257
1.25% 9/30/15	245,428	243,664
1.375% 11/30/15	227,986	226,989
2.375% 9/30/14 (g)	105,000	110,291
2.625% 7/31/14 (g)	537,335	569,281
2.625% 11/15/20	85,000	83,645
3.125% 4/30/17	175,000	187,195
3.625% 2/15/20	278,930	301,048
TOTAL U.S. TREASURY OBLIGATIONS		2,861,217
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,381,201)		3,413,382
U.S. Government Agency - Mortgage Securities - 13.0%

Fannie Mae - 9.7%
2.519% 8/1/35 (j)	1,332	1,390
2.577% 6/1/36 (j)	202	210
2.647% 5/1/35 (j)	9,568	10,061
2.855% 9/1/35 (j)	3,968	4,167
2.925% 2/1/35 (j)	4,245	4,436
3% 12/1/25 (e)	17,000	16,970
3.037% 10/1/34 (j)	6,990	7,323
3.177% 10/1/37 (j)	11,602	12,204
3.466% 7/1/37 (j)	616	645
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/25 (e)(f)	$ 15,000	$ 15,333
3.5% 12/1/25 (e)(f)	15,000	15,333
3.5% 12/1/40 (e)(f)	26,000	25,533
4% 5/1/24 to 10/1/40 (e)	21,689	22,089
4% 12/1/25 (e)	5,000	5,197
4% 12/1/25 (e)(f)	3,000	3,118
4% 12/1/40 (e)	1,500	1,522
4% 12/1/40 (e)	16,000	16,234
4.5% 6/1/24 to 11/1/40 (e)	72,558	75,659
4.5% 12/1/25 (e)(f)	5,000	5,268
4.5% 12/1/40 (e)	2,500	2,600
5% 4/1/18 to 9/1/40	66,461	70,771
5% 12/1/40 (e)	12,000	12,715
5% 12/1/40 (e)	20,000	21,192
5% 12/1/40 (e)	30,500	32,318
5% 12/1/40 (e)(f)	19,000	20,132
5.5% 12/1/30 to 12/1/39	105,010	112,786
5.5% 12/1/40 (e)(f)	19,000	20,413
5.5% 12/1/40 (e)	42,500	45,661
6% 7/1/21 to 9/1/39 (e)	65,761	72,172
6% 11/1/40 (e)(f)	5,000	5,449
6% 12/1/40 (e)	7,000	7,615
6% 12/1/40 (e)(f)	10,000	10,879
6% 12/1/40 (e)(f)	22,000	23,934
6% 1/1/41 (e)	32,000	34,760
6.5% 5/1/31 to 9/1/38	15,466	17,393
TOTAL FANNIE MAE		753,482
Freddie Mac - 1.4%
2.548% 7/1/35 (j)	2,576	2,686
2.601% 4/1/35 (j)	6,938	7,280
2.662% 4/1/35 (j)	8,565	9,007
2.738% 8/1/35 (j)	7,790	8,127
3.099% 10/1/34 (j)	4,029	4,205
4.361% 10/1/35 (j)	279	296
4.5% 7/1/25 to 10/1/40	5,123	5,365
5% 9/1/39 to 9/1/40	31,754	33,663
5% 12/1/40 (e)(f)	1,000	1,056
6% 7/1/37	232	253
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 12/1/40 (e)(f)	$ 20,400	$ 22,117
6.5% 10/1/37 to 1/1/39 (e)	11,850	13,145
TOTAL FREDDIE MAC		107,200
Ginnie Mae - 1.9%
4% 1/15/25 to 10/20/25	39,682	41,862
4% 12/1/40 (e)	12,000	12,304
4% 12/1/40 (e)	10,800	11,073
4% 12/1/40 (e)	9,000	9,228
4.5% 3/15/39 to 9/20/40	53,589	56,443
5.5% 12/20/28 to 12/15/38	14,887	16,247
TOTAL GINNIE MAE		147,157
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,001,335)		1,007,839
Asset-Backed Securities - 1.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7234% 4/25/35 (j)	1,444	817
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0034% 3/25/34 (j)	70	69
Class M2, 1.9034% 3/25/34 (j)	275	218
Series 2005-HE2 Class M2, 0.7034% 4/25/35 (j)	143	134
Series 2006-OP1:
Class M4, 0.6234% 4/25/36 (j)	135	2
Class M5, 0.6434% 4/25/36 (j)	26	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2834% 9/20/13 (j)	69	69
Series 2006-C1 Class C1, 0.7334% 10/20/14 (j)	75	14
Series 2007-A4 Class A4, 0.2834% 4/22/13 (j)	61	61
Series 2007-D1 Class D, 1.6534% 1/22/13 (d)(j)	6,136	61
Airspeed Ltd. Series 2007-1A Class C1, 2.7534% 6/15/32 (d)(j)	6,122	2,663
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0034% 1/15/15 (d)(j)	13,880	14,142
Series 2010-3 Class A, 2.88% 4/15/15 (d)	14,120	14,492
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	$ 812	$ 831
Class E, 6.96% 3/8/16 (d)	3,214	3,111
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9534% 12/25/33 (j)	81	60
Series 2004-R2 Class M3, 0.8034% 4/25/34 (j)	108	22
Series 2005-R2 Class M1, 0.7034% 4/25/35 (j)	1,638	1,382
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0363% 3/25/34 (j)	38	27
Series 2004-W7 Class M1, 0.8034% 5/25/34 (j)	1,012	556
Series 2006-W4 Class A2C, 0.4134% 5/25/36 (j)	1,126	392
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0784% 4/25/34 (j)	2,117	1,516
Series 2006-HE2 Class M1, 0.6234% 3/25/36 (j)	149	4
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(j)	5,160	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (d)	5,300	5,508
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0394% 12/1/41 (j)	490	489
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (j)	1,433	1,361
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (j)	135	134
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	467	468
Class C, 5.31% 6/15/12	930	949
Series 2007-1 Class C, 5.38% 11/15/12	331	343
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7034% 7/20/39 (d)(j)	363	75
Class B, 1.0034% 7/20/39 (d)(j)	355	32
Class C, 1.3534% 7/20/39 (d)(j)	456	5
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	684
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5534% 7/25/36 (j)	905	85
Series 2006-NC2 Class M7, 1.1034% 6/25/36 (j)	572	22
Series 2006-NC4 Class M1, 0.5534% 10/25/36 (j)	127	17
Series 2006-RFC1 Class M9, 2.1234% 5/25/36 (j)	251	15
Series 2007-RFC1 Class A3, 0.3934% 12/25/36 (j)	1,429	484
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4334% 5/20/17 (FGIC Insured) (d)(j)	$ 102	$ 92
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (d)	232	233
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (j)	607	25
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3134% 6/25/47 (j)	47	46
Series 2007-4 Class A1A, 0.3763% 9/25/37 (j)	317	297
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5063% 3/25/32 (MGIC Investment Corp. Insured) (j)	76	31
Series 2004-3 Class M4, 1.2234% 4/25/34 (j)	126	49
Series 2004-4 Class M2, 1.0484% 6/25/34 (j)	467	254
Series 2005-3 Class MV1, 0.6734% 8/25/35 (j)	805	763
Series 2005-AB1 Class A2, 0.4634% 8/25/35 (j)	108	107
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)	366	373
Series 2007-C Class A3, 5.43% 5/15/12 (FSA Insured) (d)	8	8
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7503% 5/28/35 (j)	31	22
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4284% 8/25/34 (j)	231	128
Series 2006-3 Class 2A3, 0.4134% 11/25/36 (j)	4,467	1,732
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0784% 3/25/34 (j)	17	5
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,428	3,481
Series 2006-C:
Class B, 5.3% 6/15/12	409	419
Class D, 6.89% 5/15/13 (d)	2,428	2,503
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,378	1,442
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8034% 6/15/13 (j)	612	605
Series 2010-1 Class A, 1.9034% 12/15/14 (d)(j)	5,330	5,432
Series 2010-5 Class A1, 1.5% 9/15/15	6,970	6,945
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	41	41
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust: - continued
Series 2007-1:
Class A4, 5.03% 2/16/15	$ 206	$ 207
Class C, 5.43% 2/16/15	350	348
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7434% 1/25/35 (j)	752	365
Class M4, 0.9334% 1/25/35 (j)	289	54
Series 2006-D Class M1, 0.4834% 11/25/36 (j)	184	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (d)(j)	2,174	1,304
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,443	1,148
GE Business Loan Trust:
Series 2003-1 Class A, 0.6834% 4/15/31 (d)(j)	208	183
Series 2006-2A:
Class A, 0.4334% 11/15/34 (d)(j)	1,515	1,227
Class B, 0.5334% 11/15/34 (d)(j)	548	346
Class C, 0.6334% 11/15/34 (d)(j)	908	391
Class D, 1.0034% 11/15/34 (d)(j)	346	83
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4034% 9/15/17 (j)	751	743
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6894% 6/25/42 (j)	421	346
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	26	27
Class C, 5.74% 12/15/14	53	54
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(j)	360	74
Class M1, 0.9034% 6/25/34 (j)	2,042	1,404
Series 2007-HE1 Class M1, 0.5034% 3/25/47 (j)	827	46
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6034% 4/25/36 (j)	89	2
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3334% 5/25/30 (d)(j)	516	263
Series 2006-3:
Class B, 0.6534% 9/25/46 (d)(j)	519	104
Class C, 0.8034% 9/25/46 (d)(j)	1,211	182
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5734% 8/25/33 (j)	251	176
Series 2003-3 Class M1, 1.5434% 8/25/33 (j)	633	446
Series 2003-5 Class A2, 0.9534% 12/25/33 (j)	26	15
Series 2005-5 Class 2A2, 0.5034% 11/25/35 (j)	92	91
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-1 Class 2A3, 0.4784% 4/25/36 (j)	$ 1,168	$ 1,130
Series 2006-8 Class 2A1, 0.3034% 3/25/37 (j)	4	4
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5434% 3/20/36 (j)	610	502
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4434% 1/25/37 (j)	1,144	445
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5534% 7/25/36 (j)	116	5
Series 2007-CH1:
Class AV4, 0.3834% 11/25/36 (j)	1,144	945
Class MV1, 0.4834% 11/25/36 (j)	928	555
Series 2007-CH3 Class M1, 0.5534% 3/25/37 (j)	326	16
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6194% 12/27/29 (j)	627	537
Series 2006-A Class 2C, 1.4394% 3/27/42 (j)	2,011	338
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,349	1,369
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3334% 6/25/34 (j)	85	60
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	16	15
Class C, 5.691% 10/20/28 (d)	7	6
Class D, 6.01% 10/20/28 (d)	87	69
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5134% 10/25/36 (j)	410	23
Series 2007-HE1 Class M1, 0.5534% 5/25/37 (j)	622	32
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0034% 7/25/34 (j)	106	69
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	99	100
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9034% 7/25/34 (j)	374	288
Series 2006-FM1 Class A2B, 0.3634% 4/25/37 (j)	1,623	1,435
Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (j)	9	9
Series 2006-OPT1 Class A1A, 0.5134% 6/25/35 (j)	2,202	1,755
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5934% 8/25/34 (j)	45	33
Series 2004-NC8 Class M6, 1.5034% 9/25/34 (j)	131	70
Series 2005-NC1 Class M1, 0.6934% 1/25/35 (j)	317	168
Series 2005-NC2 Class B1, 1.4234% 3/25/35 (j)	331	48
Series 2007-HE2 Class M1, 0.5034% 1/25/37 (j)	150	4
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	$ 6,600	$ 759
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	12,006	224
Series 2006-2 Class AIO, 6% 8/25/11 (l)	5,162	180
Series 2006-3 Class AIO, 7.1% 1/25/12 (l)	27,151	1,697
Series 2006-4:
Class A1, 0.2834% 3/25/25 (j)	306	301
Class AIO, 6.35% 2/27/12 (l)	20,073	1,364
Class D, 1.3534% 5/25/32 (j)	1,537	12
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	23,975	2,134
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	17,719	1,745
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7634% 9/25/35 (j)	1,132	778
Series 2005-D Class M2, 0.7234% 2/25/36 (j)	538	48
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (b)(d)(j)	933	345
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (j)	55	53
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (j)	113	110
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5034% 9/25/34 (j)	422	201
Class M4, 1.7034% 9/25/34 (j)	542	132
Series 2005-WCH1:
Class M2, 0.7734% 1/25/36 (j)	1,624	1,430
Class M3, 0.8134% 1/25/36 (j)	379	263
Class M4, 1.0834% 1/25/36 (j)	1,171	475
Series 2005-WHQ2:
Class M7, 1.5034% 5/25/35 (j)	1,440	42
Class M9, 2.1334% 5/25/35 (j)	167	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.8034% 3/15/15 (d)(j)	2,416	2,412
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4834% 12/25/36 (j)	407	12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3234% 2/25/37 (j)	61	60
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0534% 4/25/33 (j)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0484% 3/25/35 (j)	1,268	1,043
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9734% 1/25/36 (j)	54	2
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (j)	27	12
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust: - continued
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (j)	$ 10	$ 10
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4063% 3/20/19 (FGIC Insured) (d)(j)	601	565
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2422% 6/15/33 (j)	1,009	59
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4034% 9/25/34 (j)	58	28
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3434% 6/25/37 (j)	1,946	1,618
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	524	540
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1134% 9/25/34 (j)	23	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8506% 4/6/42 (d)(j)	1,709	85
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	393	406
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	55	55
Class D, 5.54% 12/20/12 (d)	332	336
Class E, 7.05% 5/20/14 (d)	3,929	3,995
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	704	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7534% 8/15/15 (d)(j)	6,423	6,384
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (d)(j)	1,419	525
TOTAL ASSET-BACKED SECURITIES (Cost $126,438)		126,473
Collateralized Mortgage Obligations - 1.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.4%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (d)(j)	$ 1,133	$ 1,097
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (j)	1,123	278
Class C, 5.6987% 4/10/49 (j)	2,997	519
Class D, 5.6987% 4/10/49 (j)	1,500	229
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	5,415	5,543
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4944% 1/25/34 (j)	1,164	1,075
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (j)	1,283	1,144
Series 2004-A Class 2A2, 3.516% 2/25/34 (j)	158	140
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (j)	95	82
Class 2A2, 3.0591% 3/25/34 (j)	738	701
Series 2004-D Class 2A2, 2.957% 5/25/34 (j)	1,101	999
Series 2004-G Class 2A7, 2.9642% 8/25/34 (j)	1,002	886
Series 2004-H Class 2A1, 3.1633% 9/25/34 (j)	898	799
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (d)(j)(l)	34,219	2,625
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5334% 1/25/35 (j)	1,748	1,404
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4274% 10/12/41 (d)(j)(l)	2,101	26
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.1105% 2/25/37 (j)	1,103	1,073
Series 2007-A2 Class 2A1, 3.1848% 7/25/37 (j)	1,297	1,291
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0905% 12/10/49 (j)	1,372	1,460
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.5181% 8/25/34 (j)	926	923
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,533	353
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7534% 7/16/34 (d)(j)	1,372	1,369
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9126% 11/25/34 (j)	1,289	1,187
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	5,890	5,890
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8756% 10/25/34 (j)	$ 1,137	$ 1,079
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (d)(j)	2,627	2,588
Class C2, 0.7591% 10/18/54 (d)(j)	881	863
Class M2, 0.5391% 10/18/54 (d)(j)	1,509	1,481
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (d)(j)	2,144	2,059
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (d)(j)	2,469	2,453
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3534% 12/20/54 (j)	117	60
Series 2006-1A Class C2, 0.8534% 12/20/54 (d)(j)	5,059	2,624
Series 2006-2 Class C1, 0.7234% 12/20/54 (j)	4,271	2,328
Series 2006-3 Class C2, 0.7534% 12/20/54 (j)	890	490
Series 2006-4:
Class B1, 0.3434% 12/20/54 (j)	3,376	2,663
Class C1, 0.6334% 12/20/54 (j)	2,064	1,071
Class M1, 0.4234% 12/20/54 (j)	889	611
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (j)	1,688	920
Class 1M1, 0.5534% 12/20/54 (j)	1,120	767
Class 2C1, 1.2134% 12/20/54 (j)	768	419
Class 2M1, 0.7534% 12/20/54 (j)	1,438	985
Series 2007-2 Class 2C1, 0.6834% 12/17/54 (j)	1,992	1,026
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (j)	341	232
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.0969% 4/25/35 (j)	471	408
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4734% 5/19/35 (j)	299	188
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	2,602	2,708
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9132% 8/25/36 (j)	1,633	1,356
Series 2004-A3 Class 4A1, 4.2989% 7/25/34 (j)	1,144	1,112
Series 2006-A2 Class 5A1, 3.0784% 11/25/33 (j)	1,235	1,173
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	617	662
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (j)	832	523
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4834% 10/25/36 (j)	$ 311	$ 1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (j)	1,396	948
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.423% 6/15/22 (d)(j)	190	172
Class C, 0.443% 6/15/22 (d)(j)	1,173	1,009
Class D, 0.453% 6/15/22 (d)(j)	452	379
Class E, 0.463% 6/15/22 (d)(j)	722	592
Class F, 0.493% 6/15/22 (d)(j)	1,196	957
Class G, 0.563% 6/15/22 (d)(j)	271	211
Class H, 0.583% 6/15/22 (d)(j)	542	417
Class J, 0.623% 6/15/22 (d)(j)	633	455
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7858% 8/25/34 (j)	1,440	1,377
Series 2005-A2 Class A7, 2.7997% 2/25/35 (j)	1,089	1,007
Series 2006-A6 Class A4, 3.1798% 10/25/33 (j)	955	906
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5434% 7/25/35 (j)	1,882	1,523
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5534% 3/25/37 (j)	2,252	144
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.86% 10/25/35 (j)	3,379	2,939
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6034% 7/10/35 (d)(j)	1,271	882
Class B6, 3.1034% 7/10/35 (d)(j)	1,685	1,068
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	637	658
Series 2004-SL3 Class A1, 7% 8/25/16	40	39
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7034% 6/25/33 (d)(j)	321	275
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	194
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (j)	32	23
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3791% 4/25/33 (j)	420	414
Series 2003-20 Class 1A1, 5.5% 7/25/33	356	365
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (j)	2,597	1,438
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.719% 8/25/33 (j)	$ 736	$ 686
Series 2005-AR3 Class A2, 2.7245% 3/25/35 (j)	1,960	1,717
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7879% 11/25/34 (j)	2,188	2,108
Series 2005-AR12 Class 2A6, 2.8758% 7/25/35 (j)	2,497	2,324
Series 2005-AR2 Class 2A2, 2.8576% 3/25/35 (j)	1,686	1,578
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (j)	1,389	1,253
Series 2006-AR8 Class 3A1, 5.2198% 4/25/36 (j)	14,252	12,951
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $88,554)		104,952
Commercial Mortgage Securities - 6.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8147% 2/14/43 (j)	1,009	1,084
Class A3, 6.8647% 2/14/43 (j)	1,089	1,169
Class A6, 7.1847% 2/14/43 (j)	1,605	1,718
Class PS1, 1.3859% 2/14/43 (j)(l)	4,150	110
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.722% 5/10/45 (j)	1,602	1,730
Series 2006-3 Class A4, 5.889% 7/10/44 (j)	8,540	9,120
Series 2006-5 Class A1, 5.185% 9/10/47	31	31
Series 2006-6 Class A3, 5.369% 10/10/45	2,744	2,865
Series 2007-2 Class A1, 5.421% 4/10/49	104	107
Series 2007-4 Class A3, 5.8083% 2/10/51 (j)	1,368	1,444
Series 2006-6 Class E, 5.619% 10/10/45 (d)	793	149
Series 2007-3:
Class A3, 5.6579% 6/10/49 (j)	2,291	2,410
Class A4, 5.6579% 6/10/49 (j)	2,860	2,951
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	3,159
Series 2004-2:
Class A3, 4.05% 11/10/38	452	460
Class A4, 4.153% 11/10/38	1,740	1,790
Series 2005-1 Class A3, 4.877% 11/10/42	2,246	2,255
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	192	192
Series 2001-3 Class H, 6.562% 4/11/37 (d)	767	766
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	$ 343	$ 335
Class K, 6.15% 5/11/35 (d)	638	593
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	4,262	4,519
Series 2007-1 Class B, 5.543% 1/15/49	826	425
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5634% 3/15/22 (d)(j)	589	524
Class D, 0.6134% 3/15/22 (d)(j)	597	507
Class E, 0.6534% 3/15/22 (d)(j)	493	412
Class F, 0.7234% 3/15/22 (d)(j)	489	390
Class G, 0.7834% 3/15/22 (d)(j)	317	222
Series 2006-BIX1:
Class C, 0.4334% 10/15/19 (d)(j)	882	817
Class D, 0.4634% 10/15/19 (d)(j)	1,077	968
Class E, 0.4934% 10/15/19 (d)(j)	998	879
Class F, 0.5634% 10/15/19 (d)(j)	2,362	2,015
Class G, 0.5834% 10/15/19 (d)(j)	951	754
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1034% 12/25/33 (d)(j)	62	43
Series 2004-1:
Class A, 0.6134% 4/25/34 (d)(j)	1,006	804
Class B, 2.1534% 4/25/34 (d)(j)	112	52
Class M1, 0.8134% 4/25/34 (d)(j)	91	59
Class M2, 1.4534% 4/25/34 (d)(j)	83	46
Series 2004-2:
Class A, 0.6834% 8/25/34 (d)(j)	823	683
Class M1, 0.8334% 8/25/34 (d)(j)	149	102
Series 2004-3:
Class A1, 0.6234% 1/25/35 (d)(j)	1,835	1,459
Class A2, 0.6734% 1/25/35 (d)(j)	264	190
Class M1, 0.7534% 1/25/35 (d)(j)	317	219
Class M2, 1.2534% 1/25/35 (d)(j)	160	104
Series 2005-2A:
Class A1, 0.5634% 8/25/35 (d)(j)	1,431	1,146
Class M1, 0.6834% 8/25/35 (d)(j)	75	42
Class M2, 0.7334% 8/25/35 (d)(j)	125	67
Class M3, 0.7534% 8/25/35 (d)(j)	69	35
Class M4, 0.8634% 8/25/35 (d)(j)	63	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2005-3A:
Class A1, 0.5734% 11/25/35 (d)(j)	$ 561	$ 433
Class A2, 0.6534% 11/25/35 (d)(j)	525	388
Class M1, 0.6934% 11/25/35 (d)(j)	113	63
Class M2, 0.7434% 11/25/35 (d)(j)	85	43
Class M3, 0.7634% 11/25/35 (d)(j)	75	36
Class M4, 0.8534% 11/25/35 (d)(j)	94	43
Series 2005-4A:
Class A2, 0.6434% 1/25/36 (d)(j)	1,294	893
Class B1, 1.6534% 1/25/36 (d)(j)	112	39
Class M1, 0.7034% 1/25/36 (d)(j)	417	221
Class M2, 0.7234% 1/25/36 (d)(j)	125	63
Class M3, 0.7534% 1/25/36 (d)(j)	183	84
Class M4, 0.8634% 1/25/36 (d)(j)	101	41
Class M5, 0.9034% 1/25/36 (d)(j)	101	39
Class M6, 0.9534% 1/25/36 (d)(j)	108	40
Series 2006-1:
Class A2, 0.6134% 4/25/36 (d)(j)	198	141
Class M1, 0.6334% 4/25/36 (d)(j)	120	56
Class M2, 0.6534% 4/25/36 (d)(j)	127	55
Class M3, 0.6734% 4/25/36 (d)(j)	109	43
Class M4, 0.7734% 4/25/36 (d)(j)	62	22
Class M5, 0.8134% 4/25/36 (d)(j)	60	21
Class M6, 0.8934% 4/25/36 (d)(j)	120	40
Series 2006-2A:
Class A1, 0.4834% 7/25/36 (d)(j)	3,422	2,643
Class A2, 0.5334% 7/25/36 (d)(j)	177	125
Class B1, 1.1234% 7/25/36 (d)(j)	112	31
Class B3, 2.9534% 7/25/36 (d)(j)	100	23
Class M1, 0.5634% 7/25/36 (d)(j)	185	98
Class M2, 0.5834% 7/25/36 (d)(j)	131	55
Class M3, 0.6034% 7/25/36 (d)(j)	108	42
Class M4, 0.6734% 7/25/36 (d)(j)	124	45
Class M5, 0.7234% 7/25/36 (d)(j)	90	31
Class M6, 0.7934% 7/25/36 (d)(j)	134	40
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (d)(j)	119	25
Class B2, 1.6034% 10/25/36 (d)(j)	146	25
Class B3, 2.8534% 10/25/36 (d)(j)	140	20
Class M4, 0.6834% 10/25/36 (d)(j)	132	53
Class M5, 0.7334% 10/25/36 (d)(j)	158	55
Class M6, 0.8134% 10/25/36 (d)(j)	309	86
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2006-4A:
Class A1, 0.4834% 12/25/36 (d)(j)	$ 649	$ 505
Class A2, 0.5234% 12/25/36 (d)(j)	3,291	2,316
Class B1, 0.9534% 12/25/36 (d)(j)	163	41
Class B2, 1.5034% 12/25/36 (d)(j)	167	37
Class B3, 2.7034% 12/25/36 (d)(j)	175	37
Class M1, 0.5434% 12/25/36 (d)(j)	211	97
Class M2, 0.5634% 12/25/36 (d)(j)	141	59
Class M3, 0.5934% 12/25/36 (d)(j)	143	56
Class M4, 0.6534% 12/25/36 (d)(j)	171	64
Class M5, 0.6934% 12/25/36 (d)(j)	157	50
Class M6, 0.7734% 12/25/36 (d)(j)	141	40
Series 2007-1:
Class A2, 0.5234% 3/25/37 (d)(j)	716	480
Class B1, 0.9234% 3/25/37 (d)(j)	227	43
Class B2, 1.4034% 3/25/37 (d)(j)	165	30
Class B3, 3.6034% 3/25/37 (d)(j)	452	63
Class M1, 0.5234% 3/25/37 (d)(j)	200	100
Class M2, 0.5434% 3/25/37 (d)(j)	150	60
Class M3, 0.5734% 3/25/37 (d)(j)	198	69
Class M4, 0.6234% 3/25/37 (d)(j)	161	52
Class M5, 0.6734% 3/25/37 (d)(j)	168	49
Class M6, 0.7534% 3/25/37 (d)(j)	233	54
Series 2007-2A:
Class A1, 0.5234% 7/25/37 (d)(j)	1,785	1,303
Class A2, 0.5734% 7/25/37 (d)(j)	1,672	836
Class B1, 1.8534% 7/25/37 (d)(j)	501	65
Class B2, 2.5034% 7/25/37 (d)(j)	436	48
Class B3, 3.6034% 7/25/37 (d)(j)	489	49
Class M1, 0.6234% 7/25/37 (d)(j)	570	182
Class M2, 0.6634% 7/25/37 (d)(j)	297	70
Class M3, 0.7434% 7/25/37 (d)(j)	300	60
Class M4, 0.9034% 7/25/37 (d)(j)	624	112
Class M5, 1.0034% 7/25/37 (d)(j)	551	88
Class M6, 1.2534% 7/25/37 (d)(j)	701	102
Series 2007-3:
Class A2, 0.5434% 7/25/37 (d)(j)	709	453
Class B1, 1.2034% 7/25/37 (d)(j)	428	95
Class B2, 1.8534% 7/25/37 (d)(j)	1,099	191
Class B3, 4.2534% 7/25/37 (d)(j)	570	87
Class M1, 0.5634% 7/25/37 (d)(j)	376	172
Class M2, 0.5934% 7/25/37 (d)(j)	401	143
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Class M3, 0.6234% 7/25/37 (d)(j)	$ 646	$ 210
Class M4, 0.7534% 7/25/37 (d)(j)	1,018	301
Class M5, 0.8534% 7/25/37 (d)(j)	516	144
Class M6, 1.0534% 7/25/37 (d)(j)	391	89
Series 2007-4A:
Class B1, 2.8034% 9/25/37 (d)(j)	243	17
Class B2, 3.7034% 9/25/37 (d)(j)	880	53
Class M1, 1.2034% 9/25/37 (d)(j)	234	49
Class M2, 1.3034% 9/25/37 (d)(j)	234	40
Class M4, 1.8534% 9/25/37 (d)(j)	596	78
Class M5, 2.0034% 9/25/37 (d)(j)	596	63
Class M6, 2.2034% 9/25/37 (d)(j)	597	54
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(l)	3,147	102
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(j)(l)	7,553	812
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6934% 3/15/19 (d)(j)	639	466
Class H, 0.9034% 3/15/19 (d)(j)	429	239
Class J, 1.1034% 3/15/19 (d)(j)	323	169
Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (d)(j)	489	352
Class E, 0.5534% 3/15/22 (d)(j)	2,544	1,705
Class F, 0.6034% 3/15/22 (d)(j)	1,561	968
Class G, 0.6534% 3/15/22 (d)(j)	401	229
Class H, 0.8034% 3/15/22 (d)(j)	489	245
Class J, 0.9534% 3/15/22 (d)(j)	489	205
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	427	434
Series 2004-PWR3 Class A3, 4.487% 2/11/41	872	887
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	137	139
Series 2007-PW16 Class A4, 5.717% 6/11/40 (j)	803	855
Series 2007-PW17 Class A1, 5.282% 6/11/50	544	553
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	332	341
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (d)(j)(l)	9,682	43
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	5,122
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (d)(j)(l)	18,592	304
Series 2006-T22 Class A4, 5.5118% 4/12/38 (j)	172	189
Series 2007-PW15 Class A1, 5.016% 2/11/44	233	237
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW16:
Class B, 5.717% 6/11/40 (d)(j)	$ 220	$ 95
Class C, 5.717% 6/11/40 (d)(j)	183	71
Class D, 5.717% 6/11/40 (d)(j)	183	63
Series 2007-PW18 Class X2, 0.3205% 6/11/50 (d)(j)(l)	128,162	1,649
Series 2007-T28 Class X2, 0.1749% 9/11/42 (d)(j)(l)	58,943	470
C-BASS Trust floater Series 2006-SC1 Class A, 0.5234% 5/25/36 (d)(j)	716	550
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,612	1,730
Class XCL, 2.1162% 5/15/35 (d)(j)(l)	17,786	409
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (d)	5,748	5,727
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5634% 8/15/21 (d)(j)	490	457
Class G, 0.5834% 8/15/21 (d)(j)	408	355
Class H, 0.6234% 8/15/21 (d)(j)	327	268
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,296	2,135
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	384	387
Class A2, 5.6985% 12/10/49 (j)	1,370	1,432
Class A4, 5.6985% 12/10/49 (j)	4,549	4,826
Series 2007-FL3A Class A2, 0.3934% 4/15/22 (d)(j)	4,955	4,448
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	182	183
Class A2A, 5.237% 12/11/49	1,221	1,246
Class A4, 5.322% 12/11/49	15,886	16,342
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,379
Class C, 5.476% 12/11/49	2,583	465
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.818% 5/15/46 (j)	1,372	1,468
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	1,029
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4834% 4/15/17 (d)(j)	3,703	3,333
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
Class C, 0.5234% 4/15/17 (d)(j)	$ 1,104	$ 960
Class D, 0.5634% 4/15/17 (d)(j)	753	629
Class E, 0.6234% 4/15/17 (d)(j)	240	192
Class F, 0.6634% 4/15/17 (d)(j)	136	99
Class G, 0.8034% 4/15/17 (d)(j)	136	91
Class H, 0.8734% 4/15/17 (d)(j)	136	77
Class J, 1.1034% 4/15/17 (d)(j)	104	49
Series 2005-FL11:
Class C, 0.5534% 11/15/17 (d)(j)	1,047	984
Class D, 0.5934% 11/15/17 (d)(j)	55	50
Class E, 0.6434% 11/15/17 (d)(j)	193	172
Class F, 0.7034% 11/15/17 (d)(j)	148	127
Class G, 0.7534% 11/15/17 (d)(j)	102	83
Series 2006-FL12 Class AJ, 0.3834% 12/15/20 (d)(j)	1,955	1,701
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	14	14
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,910	4,063
Class A4, 5.306% 12/10/46	18,390	18,988
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	2,319	2,321
Class AJFX, 5.478% 2/5/19 (d)	4,100	4,060
Series 2007-C9 Class A4, 5.8145% 12/10/49 (j)	3,036	3,264
Series 2004-LBN2 Class X2, 0.8517% 3/10/39 (d)(j)(l)	1,844	4
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	673
Class XP, 0.4812% 12/10/46 (j)(l)	11,758	157
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	7,080	7,476
Series 2007-C2:
Class A1, 5.269% 1/15/49	13	13
Class A3, 5.542% 1/15/49 (j)	2,744	2,820
Series 2007-C3 Class A4, 5.721% 6/15/39 (j)	825	853
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	8,345
Series 2006-C5 Class ASP, 0.6706% 12/15/39 (j)(l)	7,920	135
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	1,242	1,275
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6034% 4/15/22 (d)(j)	4,895	2,692
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	$ 1,372	$ 1,421
Series 2002-CP5 Class A1, 4.106% 12/15/35	73	74
Series 2004-C1:
Class A3, 4.321% 1/15/37	276	279
Class A4, 4.75% 1/15/37	639	674
Series 1998-C1 Class D, 7.17% 5/17/40	26	26
Series 2001-CK6 Class AX, 0.8917% 8/15/36 (j)(l)	3,562	20
Series 2001-CKN5 Class AX, 1.963% 9/15/34 (d)(j)(l)	10,358	81
Series 2004-C1 Class ASP, 0.9573% 1/15/37 (d)(j)(l)	66,274	160
Series 2006-C1 Class A3, 5.5465% 2/15/39 (j)	7,244	7,676
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4034% 2/15/22 (d)(j)	519	358
Class C:
0.4234% 2/15/22 (d)(j)	1,479	872
0.5234% 2/15/22 (d)(j)	528	254
Class F, 0.5734% 2/15/22 (d)(j)	1,056	454
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	67	68
Series 2007-C1:
Class ASP, 0.4158% 2/15/40 (j)(l)	25,686	273
Class B, 5.487% 2/15/40 (d)(j)	2,097	252
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	490
Class G, 6.936% 3/15/33 (d)	903	903
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	7,025
Series 2001-1 Class X1, 0.99% 5/15/33 (d)(j)(l)	10,653	31
Series 2004-C1 Class X2, 1.1123% 11/10/38 (d)(j)(l)	5,667	6
Series 2007-C1 Class XP, 0.1995% 12/10/49 (j)(l)	23,829	137
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6751% 4/10/40 (d)(j)(l)	5,754	0*
Series 2004-C3 Class X2, 0.6308% 12/10/41 (j)(l)	5,061	27
Series 2005-C1 Class X2, 0.5556% 5/10/43 (j)(l)	5,452	46
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4438% 11/5/21 (d)(j)	516	469
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	$ 203	$ 204
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,744	2,871
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,989	4,172
Series 2003-C2 Class XP, 0.8817% 1/5/36 (d)(j)(l)	6,876	0*
Series 2005-GG3 Class XP, 0.6907% 8/10/42 (d)(j)(l)	25,412	186
Series 2006-GG7:
Class A3, 5.8828% 7/10/38 (j)	3,617	3,927
Class A4, 5.8828% 7/10/38 (j)	10,620	11,639
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(l)	31,597	314
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4934% 6/6/20 (d)(j)	69	64
Class D, 0.5334% 6/6/20 (d)(j)	327	293
Class E, 0.6234% 6/6/20 (d)(j)	379	330
Class F, 0.6934% 6/6/20 (d)(j)	662	560
Series 2007-EOP:
Class C, 0.5734% 3/6/20 (d)(j)	1,304	1,174
Class D, 0.6234% 3/6/20 (d)(j)	8,605	7,572
Class F, 0.7334% 3/6/20 (d)(j)	107	93
Class G, 0.7734% 3/6/20 (d)(j)	54	46
Class H, 0.9034% 3/6/20 (d)(j)	600	507
Class J, 1.1034% 3/6/20 (d)(j)	860	722
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	443
Series 2005-GG4 Class XP, 0.7093% 7/10/39 (d)(j)(l)	25,943	263
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	2,058	2,096
Series 2007-GG10:
Class A1, 5.69% 8/10/45	47	47
Class A2, 5.778% 8/10/45	654	675
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9167% 1/15/38 (d)(j)(l)	1,675	3
Series 2004-CB8 Class X2, 1.0315% 1/12/39 (d)(j)(l)	1,674	5
Series 2006-LDP7 Class A4, 5.8721% 4/15/45 (j)	3,700	4,074
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4234% 11/15/18 (d)(j)	$ 1,010	$ 889
Class C, 0.4634% 11/15/18 (d)(j)	718	610
Class D, 0.4834% 11/15/18 (d)(j)	227	186
Class E, 0.5334% 11/15/18 (d)(j)	326	261
Class F, 0.5834% 11/15/18 (d)(j)	490	382
Class G, 0.6134% 11/15/18 (d)(j)	426	319
Class H, 0.7534% 11/15/18 (d)(j)	326	238
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	942
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	652	683
Class A3, 5.336% 5/15/47	572	597
Series 2007-CB19 Class A4, 5.7421% 2/12/49 (j)	4,812	5,087
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	7,272
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (j)	3,852	4,012
Series 2007-LDP10 Class A1, 5.122% 1/15/49	32	33
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	3,109	3,170
Class A3, 5.412% 1/15/49	22,356	23,318
Series 2005-CB13 Class E, 5.3509% 1/12/43 (d)(j)	694	55
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	403
Series 2007-CB19:
Class B, 5.7421% 2/12/49 (j)	117	43
Class C, 5.7421% 2/12/49 (j)	307	107
Class D, 5.7421% 2/12/49 (j)	322	97
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	262	92
Class CS, 5.466% 1/15/49 (j)	113	36
Class ES, 5.5411% 1/15/49 (d)(j)	709	46
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	481	485
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9501% 7/15/44 (j)	15,007	15,932
Series 1998-C1 Class D, 6.98% 2/18/30	461	462
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	221	222
Series 2006-C1 Class A2, 5.084% 2/15/31	352	353
Series 2006-C3 Class A1, 5.478% 3/15/32	16	16
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6:
Class A1, 5.23% 9/15/39	$ 130	$ 130
Class A2, 5.262% 9/15/39 (j)	2,394	2,427
Series 2006-C7:
Class A1, 5.279% 11/15/38	61	61
Class A2, 5.3% 11/15/38	1,509	1,541
Class A3, 5.347% 11/15/38	1,022	1,081
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	124	126
Class A4, 5.424% 2/15/40	8,354	8,821
Series 2007-C2 Class A3, 5.43% 2/15/40	2,501	2,599
Series 2000-C5 Class E, 7.29% 12/15/32	96	96
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,717
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,546
Series 2004-C2 Class XCP, 1.0453% 3/15/36 (d)(j)(l)	12,644	36
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	142	143
Series 2005-C3 Class XCP, 0.7546% 7/15/40 (j)(l)	4,247	42
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (j)(l)	6,323	114
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	3,018	1,277
Class D, 5.563% 2/15/40 (j)	549	198
Class E, 5.582% 2/15/40 (j)	274	74
Class XCP, 0.477% 2/15/40 (j)(l)	3,135	33
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	1,714	1,796
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,456	1,545
Class XCP, 0.29% 9/15/45 (j)(l)	105,287	1,101
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4834% 9/15/21 (d)(j)	440	334
Class E, 0.5434% 9/15/21 (d)(j)	1,586	1,173
Class F, 0.5934% 9/15/21 (d)(j)	906	653
Class G, 0.6134% 9/15/21 (d)(j)	1,791	1,254
Class H, 0.6534% 9/15/21 (d)(j)	462	296
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,517
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	124	124
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,249	3,296
Series 2007-C1 Class A1, 4.533% 6/12/50	196	197
Series 2005-CKI1 Class A3, 5.2413% 11/12/37 (j)	2,253	2,330
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2005-LC1 Class F, 5.3852% 1/12/44 (d)(j)	$ 1,194	$ 601
Series 2006-C1 Class A2, 5.6095% 5/12/39 (j)	1,913	1,969
Series 2007-C1 Class A4, 5.8258% 6/12/50 (j)	5,194	5,577
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	3,092
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3763% 12/12/49 (j)	636	619
sequential payer:
Series 2006-1 CLass A3, 5.4657% 2/12/39 (j)	1,460	1,528
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,179	1,244
Series 2007-5:
Class A1, 4.275% 8/12/48	20	20
Class A3, 5.364% 8/12/48	535	549
Class A4, 5.378% 8/12/48	55	56
Class B, 5.479% 2/12/17	4,116	653
Series 2007-6:
Class A1, 5.175% 3/12/51	60	60
Class A4, 5.485% 3/12/51 (j)	3,250	3,322
Series 2007-7 Class A4, 5.7475% 6/12/50 (j)	4,802	4,935
Series 2007-8 Class A1, 4.622% 8/12/49	232	236
Series 2006-4 Class XP, 0.6252% 12/12/49 (j)(l)	26,993	488
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,372	419
Series 2007-7 Class B, 5.75% 6/12/50	1,765	301
Series 2007-8 Class A3, 5.9646% 8/12/49 (j)	1,183	1,274
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.454% 7/15/19 (d)(j)	653	78
Class G, 0.614% 7/15/19 (d)(j)	389	362
Series 2007-XCLA Class A1, 0.454% 7/17/17 (d)(j)	1,913	1,382
Series 2007-XLCA Class B, 0.754% 7/17/17 (d)(j)	1,792	211
Series 2007-XLFA:
Class C, 0.414% 10/15/20 (d)(j)	788	339
Class D, 0.444% 10/15/20 (d)(j)	529	190
Class E, 0.504% 10/15/20 (d)(j)	662	139
Class F, 0.554% 10/15/20 (d)(j)	397	56
Class G, 0.594% 10/15/20 (d)(j)	491	34
Class H, 0.684% 10/15/20 (d)(j)	309	19
Class J, 0.834% 10/15/20 (d)(j)	353	14
Class MHRO, 0.944% 10/15/20 (d)(j)	424	106
Class MJPM, 1.254% 10/15/20 (d)(j)	160	120
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Class MSTR, 0.954% 10/15/20 (d)(j)	$ 300	$ 75
Class NHRO, 1.144% 10/15/20 (d)(j)	641	96
Class NSTR, 1.104% 10/15/20 (d)(j)	276	41
sequential payer:
Series 2003-IQ5 Class X2, 0.9113% 4/15/38 (d)(j)(l)	3,777	26
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	2,098
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	133	135
Class A31, 5.439% 2/12/44 (j)	10,884	11,332
Series 2007-IQ13 Class A1, 5.05% 3/15/44	224	226
Series 2007-IQ14 Class A1, 5.38% 4/15/49	213	218
Series 2007-IQ15 Class A4, 5.8796% 6/11/49 (j)	6,250	6,624
Series 2007-T25 Class A1, 5.391% 11/12/49	141	144
Series 2007-T27 Class A4, 5.6485% 6/11/42 (j)	5,025	5,489
Series 2003-IQ6 Class X2, 0.5796% 12/15/41 (d)(j)(l)	8,877	51
Series 2005-IQ9 Class X2, 1.0925% 7/15/56 (d)(j)(l)	15,267	177
Series 2006-HQ10 Class X2, 0.4955% 11/12/41 (d)(j)(l)	5,430	56
Series 2006-HQ8 Class A3, 5.4406% 3/12/44 (j)	2,128	2,160
Series 2006-IQ11 Class A4, 5.7608% 10/15/42 (j)	412	455
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	500
Series 2006-T23 Class A3, 5.8053% 8/12/41 (j)	700	753
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	2,488	1,146
Series 2007-HQ12 Class A4, 5.6352% 4/12/49 (j)	7,259	7,414
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	2,058	2,158
Class AAB, 5.654% 4/15/49	3,010	3,182
Class B, 5.7278% 4/15/49 (j)	337	118
Series 2007-XLC1:
Class C, 0.854% 7/17/17 (d)(j)	2,424	67
Class D, 0.954% 7/17/17 (d)(j)	1,141	14
Class E, 1.054% 7/17/17 (d)(j)	928	12
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	0*	0*
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	140	144
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,166	1,185
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4534% 1/15/18 (d)(j)	$ 1,013	$ 973
Series 2006-WL7A:
Class E, 0.5363% 9/15/21 (d)(j)	1,377	882
Class F, 0.5963% 8/11/18 (d)(j)	1,490	706
Class G, 0.6163% 8/11/18 (d)(j)	1,411	653
Class J, 0.8563% 8/11/18 (d)(j)	314	98
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (d)(j)	105	63
Class AP2, 1.0534% 6/15/20 (d)(j)	175	96
Class F, 0.7334% 6/15/20 (d)(j)	3,396	1,698
Class LXR1, 0.9534% 6/15/20 (d)(j)	169	119
Class LXR2, 1.0534% 6/15/20 (d)(j)	2,315	1,505
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	1,954	1,969
Series 2006-C27 Class A2, 5.624% 7/15/45	1,132	1,153
Series 2006-C28 Class A4, 5.572% 10/15/48	6,800	7,172
Series 2006-C29:
Class A1, 5.11% 11/15/48	312	315
Class A3, 5.313% 11/15/48	3,644	3,880
Series 2007-C30:
Class A1, 5.031% 12/15/43	33	33
Class A3, 5.246% 12/15/43	1,178	1,193
Class A4, 5.305% 12/15/43	403	404
Class A5, 5.342% 12/15/43	1,468	1,472
Series 2007-C31:
Class A1, 5.14% 4/15/47	39	40
Class A4, 5.509% 4/15/47	3,101	3,171
Series 2007-C32:
Class A2, 5.739% 6/15/49 (j)	1,646	1,706
Class A3, 5.744% 6/15/49 (j)	19,610	20,241
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(j)	652	637
Series 2003-C9 Class XP, 0.4498% 12/15/35 (d)(j)(l)	3,035	0*
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(j)	1,055	1,013
Class 180B, 5.3979% 10/15/41 (d)(j)	480	451
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	1,153
Series 2005-C22:
Class B, 5.3588% 12/15/44 (j)	3,042	2,500
Class F, 5.3588% 12/15/44 (d)(j)	2,288	942
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,372	435
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	$ 4,116	$ 704
Class D, 5.513% 12/15/43 (j)	2,195	192
Class XP, 0.4396% 12/15/43 (d)(j)(l)	15,237	199
Series 2007-C31 Class C, 5.6934% 4/15/47 (j)	5,657	1,230
Series 2007-C31A Class A2, 5.421% 4/15/47	4,923	5,066
Series 2007-C32:
Class D, 5.744% 6/15/49 (j)	1,031	210
Class E, 5.744% 6/15/49 (j)	1,625	284
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9025% 2/15/51 (j)	908	945
Series 2007-C33 Class B, 5.9025% 2/15/51 (j)	2,307	766
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $422,649)		507,829
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34	7,885	8,078
7.55% 4/1/39	5,764	5,936
TOTAL MUNICIPAL SECURITIES (Cost $13,783)		14,014
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	561
Fixed-Income Funds - 13.4%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	8,416,591	889,718
Fidelity Specialized High Income Central Fund (k)	1,491,773	148,939
TOTAL FIXED-INCOME FUNDS (Cost $989,547)		1,038,657
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (j) (Cost $3,523)	$ 3,474	$ 3,551
Cash Equivalents - 3.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $232,431)	232,433	232,431
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $7,824,481)		8,109,890
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(376,418)
NET ASSETS - 100%		$ 7,733,472
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,116,000)(i)	Sept. 2037	$ 6,624	(6,195)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $5,250,000)(i)	Sept. 2037	18,001	(16,834)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $1,302,000)(i)

	Sept. 2037	$ 4,032	$ (3,771)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $4,230,875)(i)	Sept. 2037	13,465	(12,592)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $2,754,000)(i)	Sept. 2037	7,344	(6,868)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $3,715,750)(i)	Sept. 2037	12,025	(11,245)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34(h)	August 2034	582	(323)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34(h)	Oct. 2034	579	(242)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1)(h)	April 2032	186	(109)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(h)

	Feb. 2034	$ 4	$ (3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1)(h)	Oct. 2034	765	(289)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(h)	Sept. 2034	577	(439)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3)(h)	March 2013	13,500	722
TOTAL CREDIT DEFAULT SWAPS		$ 77,684	$ (58,188)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4525% with Credit Suisse First Boston	Oct. 2020	75,000	2,968
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.2638% with Credit Suisse First Boston	August 2040	70,000	6,373
TOTAL INTEREST RATE SWAPS		$ 145,000	$ 9,341
		$ 222,684	$ (48,847)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $497,559,000 or 6.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $53,127,000.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap representsa contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than 1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$232,431,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 20,293
Barclays Capital, Inc.	40,445
J.P. Morgan Securities, Inc.	12,413
Merrill Lynch Government Securities, Inc.	22,400
Merrill Lynch, Pierce, Fenner & Smith, Inc.	24,879
Mizuho Securities USA, Inc.	112,001
$ 232,431
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 7,662
Fidelity Specialized High Income Central Fund	2,564
Total	$ 10,226
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 885,153	$ 7,662	$ -	$ 889,718	12.6%
Fidelity Specialized High Income Central Fund	143,843	2,564	-	148,939	32.9%
Total	$ 1,028,996	$ 10,226	$ -	$ 1,038,657
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,660,201	$ -	$ 1,660,201	$ -
U.S. Government and Government Agency Obligations	3,413,382	-	3,413,382	-
U.S. Government Agency - Mortgage Securities	1,007,839	-	1,007,839	-
Asset-Backed Securities	126,473	-	116,152	10,321
Collateralized Mortgage Obligations	104,952	-	100,803	4,149
Commercial Mortgage Securities	507,829	-	476,123	31,706
Municipal Securities	14,014	-	14,014	-
Supranational Obligations	561	-	561	-
Fixed-Income Funds	1,038,657	1,038,657	-	-
Preferred Securities	3,551	-	3,551	-
Cash Equivalents	232,431	-	232,431	-
Total Investments in Securities:	$ 8,109,890	$ 1,038,657	$ 7,025,057	$ 46,176
Derivative Instruments:
Assets
Swap Agreements	$ 10,063	$ -	$ 10,063	$ -
Liabilities
Swap Agreements	$ (58,910)	$ -	$ (58,229)	$ (682)
Total Derivative Instruments:	$ (48,847)	$ -	$ (48,165)	$ (682)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,258
Total Realized Gain (Loss)	(379)
Total Unrealized Gain (Loss)	2,874
Cost of Purchases	1,467
Proceeds of Sales	(1,400)
Amortization/Accretion	7
Transfers in to Level 3	8,052
Transfers out of Level 3	(32,703)
Ending Balance	$ 46,176
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 2,182
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,687)
Total Unrealized Gain (Loss)	108
Transfers in to Level 3	-
Transfers out of Level 3	897
Ending Balance	$ (682)
Realized gain (loss) on Swap Agreements for the period	$ 18
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2010	$ 108

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and, Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $7,946,887,000. Net unrealized appreciation aggregated $163,003,000, of which $260,191,000 related to appreciated investment securities and $97,188,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $77,684,000 representing 1.00% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

November 30, 2010

1.813081.106

IBF-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 8,578	$ 8,898
6.5% 11/15/13	4,012	4,583
		13,481
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,638
Household Durables - 0.3%
Fortune Brands, Inc.:
5.375% 1/15/16	4,540	4,739
6.375% 6/15/14	5,000	5,424
Whirlpool Corp. 6.125% 6/15/11	4,500	4,622
		14,785
Media - 1.5%
Comcast Cable Communications, Inc. 6.75% 1/30/11	564	569
Comcast Corp.:
4.95% 6/15/16	2,075	2,288
5.15% 3/1/20	4,350	4,677
5.5% 3/15/11	421	427
COX Communications, Inc. 4.625% 6/1/13	4,934	5,311
Discovery Communications LLC:
3.7% 6/1/15	5,700	5,997
5.05% 6/1/20	2,105	2,287
NBC Universal, Inc. 5.15% 4/30/20 (d)	6,800	7,249
News America, Inc.:
5.3% 12/15/14	968	1,088
6.9% 3/1/19	5,426	6,710
Time Warner Cable, Inc.:
5.4% 7/2/12	2,699	2,875
5.85% 5/1/17	4,293	4,899
6.2% 7/1/13	2,566	2,873
6.75% 7/1/18	6,966	8,262
Time Warner, Inc.:
4.875% 3/15/20	4,550	4,885
5.875% 11/15/16	4,742	5,461
Viacom, Inc.:
4.375% 9/15/14	4,282	4,585
6.125% 10/5/17	3,071	3,567
		74,010
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 6,900	$ 7,070
Specialty Retail - 0.3%
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,215
Staples, Inc. 7.375% 10/1/12	8,517	9,382
		14,597
TOTAL CONSUMER DISCRETIONARY		127,581
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	9,231	9,481
7.2% 1/15/14 (d)	7,000	8,145
Diageo Capital PLC 5.2% 1/30/13	1,146	1,248
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,242	3,544
PepsiCo, Inc. 7.9% 11/1/18	5,294	6,995
		29,413
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	5,578	5,670
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (d)	781	911
General Mills, Inc. 5.2% 3/17/15	3,350	3,780
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	4,971
5.625% 11/1/11	5,313	5,541
6.75% 2/19/14	596	690
		15,893
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18	8,952	12,024
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,275
Reynolds American, Inc. 6.75% 6/15/17	3,261	3,715
		23,014
TOTAL CONSUMER STAPLES		73,990
ENERGY - 3.4%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 5.35% 3/15/20 (d)	4,052	4,317
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	$ 4,500	$ 4,821
Halliburton Co. 6.15% 9/15/19	2,601	3,052
Weatherford International Ltd.:
4.95% 10/15/13	1,923	2,059
5.15% 3/15/13	8,187	8,708
		22,957
Oil, Gas & Consumable Fuels - 2.9%
BW Group Ltd. 6.625% 6/28/17 (d)	3,265	3,329
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,968	5,362
5.7% 5/15/17	1,280	1,482
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	4,919
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	45	45
Duke Capital LLC 6.25% 2/15/13	1,104	1,204
Duke Energy Field Services:
5.375% 10/15/15 (d)	1,349	1,495
6.875% 2/1/11	2,869	2,897
EnCana Corp. 6.3% 11/1/11	647	679
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,190	3,586
Enterprise Products Operating LP:
4.6% 8/1/12	4,309	4,530
5.6% 10/15/14	2,159	2,405
5.65% 4/1/13	769	832
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	4,266	4,527
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	5,140	5,483
Midcontinent Express Pipel LLC 5.45% 9/15/14 (d)	6,200	6,701
Nexen, Inc.:
5.05% 11/20/13	4,477	4,860
5.2% 3/10/15	1,004	1,100
NGPL PipeCo LLC 6.514% 12/15/12 (d)	6,826	7,351
Petro-Canada 6.05% 5/15/18	1,874	2,164
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	4,300	4,643
7.875% 3/15/19	4,000	4,903
Plains All American Pipeline LP 7.75% 10/15/12	2,604	2,873
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,474	2,586
4.25% 9/1/12	6,000	6,270
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5.75% 1/15/20	$ 6,268	$ 6,795
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	2,309	2,546
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	2,054	2,157
5.832% 9/30/16 (d)	1,323	1,460
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	3,004	3,247
Southeast Supply Header LLC 4.85% 8/15/14 (d)	5,534	5,865
Suncor Energy, Inc. 6.1% 6/1/18	5,338	6,204
Texas Eastern Transmission LP 6% 9/15/17 (d)	5,603	6,518
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	2,017
XTO Energy, Inc.:
4.9% 2/1/14	5,055	5,632
5% 1/31/15	1,932	2,194
5.65% 4/1/16	1,325	1,560
5.9% 8/1/12	4,917	5,348
		137,769
TOTAL ENERGY		160,726
FINANCIALS - 15.5%
Capital Markets - 2.7%
Bear Stearns Companies, Inc.:
5.3% 10/30/15	2,292	2,528
5.35% 2/1/12	277	291
6.95% 8/10/12	491	538
BlackRock, Inc. 6.25% 9/15/17	4,170	4,812
Goldman Sachs Group, Inc.:
3.7% 8/1/15	3,636	3,713
5.375% 3/15/20	5,000	5,124
5.95% 1/18/18	9,405	10,199
6.15% 4/1/18	2,175	2,381
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	3,225	3,257
6.5% 6/15/12	4,648	4,855
Lazard Group LLC:
6.85% 6/15/17	4,253	4,515
7.125% 5/15/15	1,520	1,671
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	$ 12,980	$ 13,664
6.4% 8/28/17	1,071	1,148
6.875% 4/25/18	4,954	5,438
Morgan Stanley:
0.5891% 1/9/14 (i)	5,823	5,565
2.7856% 5/14/13 (i)	4,770	4,922
4.1% 1/26/15	8,840	9,014
4.2% 11/20/14	6,316	6,535
4.75% 4/1/14	877	911
5.45% 1/9/17	1,019	1,068
5.95% 12/28/17	2,371	2,502
6% 5/13/14	3,720	4,055
7.3% 5/13/19	3,668	4,118
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	8,200	8,484
State Street Corp. 4.3% 5/30/14	740	805
The Bank of New York, Inc. 4.95% 11/1/12	4,267	4,598
UBS AG Stamford Branch:
3.875% 1/15/15	4,700	4,932
5.75% 4/25/18	5,018	5,551
		127,194
Commercial Banks - 4.7%
Bank of Montreal 2.125% 6/28/13	9,250	9,507
Bank of Nova Scotia 3.4% 1/22/15	11,050	11,703
Bank of Tokyo-Mitsubishi UFJ Ltd. 3.85% 1/22/15 (d)	8,700	9,241
Barclays Bank PLC 2.5% 1/23/13	10,920	11,114
BB&T Corp. 6.5% 8/1/11	1,372	1,422
Commonwealth Bank of Australia 2.9% 9/17/14 (d)	19,580	20,626
Credit Suisse New York Branch:
5% 5/15/13	6,677	7,220
6% 2/15/18	8,780	9,570
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (d)(i)	5,811	5,622
Export-Import Bank of Korea:
5.125% 2/14/11	3,224	3,249
5.25% 2/10/14 (d)	624	668
5.5% 10/17/12	2,491	2,643
Fifth Third Bancorp 4.5% 6/1/18	440	433
Fifth Third Bank 4.75% 2/1/15	2,708	2,854
HBOS PLC 6.75% 5/21/18 (d)	3,004	2,875
ING Bank NV 2.65% 1/14/13 (d)	8,720	8,827
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
JPMorgan Chase Bank 6% 10/1/17	$ 11,673	$ 13,113
KeyBank NA:
5.8% 7/1/14	1,236	1,344
7% 2/1/11	1,241	1,252
Manufacturers & Traders Trust Co. 1.79% 4/1/13 (i)	515	509
National Australia Bank Ltd. 2.35% 11/16/12 (d)	11,259	11,473
PNC Funding Corp. 3.625% 2/8/15	2,676	2,786
Rabobank Nederland NV 2.65% 8/17/12 (d)	18,718	19,248
Regions Bank 7.5% 5/15/18	2,648	2,552
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	14,641	15,056
U.S. Bancorp:
1.375% 9/13/13	9,640	9,681
3.15% 3/4/15	2,146	2,252
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(i)	3,239	3,182
UnionBanCal Corp. 5.25% 12/16/13	731	798
Wachovia Bank NA 4.875% 2/1/15	1,555	1,667
Wachovia Corp. 5.625% 10/15/16	3,754	4,208
Wells Fargo & Co. 3.75% 10/1/14	14,626	15,434
Westpac Banking Corp.:
2.1% 8/2/13	2,560	2,606
2.25% 11/19/12	8,320	8,528
		223,263
Consumer Finance - 1.4%
American Express Credit Corp. 2.75% 9/15/15	9,640	9,525
American Honda Finance Corp. 2.375% 3/18/13 (d)	1,800	1,838
Capital One Financial Corp.:
5.7% 9/15/11	3,642	3,771
7.375% 5/23/14	582	672
Discover Financial Services 6.45% 6/12/17	2,523	2,690
General Electric Capital Corp.:
1.875% 9/16/13	1,899	1,907
2.25% 11/9/15	5,954	5,768
2.8% 1/8/13	9,075	9,300
3.5% 8/13/12	9,101	9,445
3.5% 6/29/15	3,606	3,726
6.375% 11/15/67 (i)	5,670	5,599
Household Finance Corp. 6.375% 10/15/11	6,677	6,979
HSBC Finance Corp. 5.25% 1/14/11	1,630	1,638
ORIX Corp. 5.48% 11/22/11	425	437
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.4922% 3/15/11 (i)	$ 123	$ 122
0.5184% 10/25/11 (i)	5,737	5,629
		69,046
Diversified Financial Services - 2.5%
BB&T Corp. 3.375% 9/25/13	4,200	4,414
BNP Paribas US Medium-Term Note Program LLC:
2.125% 12/21/12	2,270	2,319
3.25% 3/11/15	4,870	5,013
Citigroup, Inc.:
4.75% 5/19/15	2,340	2,441
5.125% 5/5/14	1,651	1,768
6.375% 8/12/14	9,368	10,375
6.5% 1/18/11	1,565	1,577
6.5% 8/19/13	19,685	21,710
Deutsche Bank AG London Branch 2.375% 1/11/13	8,750	8,934
JPMorgan Chase & Co.:
3.4% 6/24/15	16,872	17,240
6.75% 2/1/11	450	454
New York Life Global Fund 2.25% 12/14/12 (d)	4,310	4,407
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,204	1,170
5.35% 4/15/12 (d)	434	444
5.5% 1/15/14 (d)	867	873
5.7% 4/15/17 (d)	1,873	1,695
TECO Finance, Inc.:
4% 3/15/16	1,147	1,196
5.15% 3/15/20	1,648	1,762
7% 5/1/12	2,229	2,429
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	3,576	3,777
USAA Capital Corp. 3.5% 7/17/14 (d)	5,832	6,248
Volkswagen International Finance NV 1.625% 8/12/13 (d)	3,777	3,794
Whirlpool Corp. 8% 5/1/12	4,870	5,281
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(i)	5,531	5,393
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(i)	2,866	2,741
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(i)	2,778	2,702
		120,157
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - 1.4%
Aon Corp. 3.5% 9/30/15	$ 6,060	$ 6,145
Assurant, Inc. 5.625% 2/15/14	2,111	2,228
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	662
Berkshire Hathaway, Inc. 3.2% 2/11/15	6,700	7,021
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(i)	1,646	1,625
Jackson National Life Global Funding 5.375% 5/8/13 (d)	831	904
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	656	586
MetLife, Inc.:
2.375% 2/6/14	5,588	5,650
5% 6/15/15	1,285	1,410
Metropolitan Life Global Funding I 2.5% 9/29/15 (d)	3,000	2,979
Monumental Global Funding II 5.65% 7/14/11 (d)	1,925	1,965
Monumental Global Funding III 5.5% 4/22/13 (d)	2,432	2,626
Pacific Life Global Funding 5.15% 4/15/13 (d)	7,081	7,612
Prudential Financial, Inc.:
3.625% 9/17/12	4,198	4,365
4.5% 11/15/20	4,820	4,771
5.4% 6/13/35	499	463
Symetra Financial Corp. 6.125% 4/1/16 (d)	5,722	5,905
The Chubb Corp. 5.75% 5/15/18	1,739	1,978
Unum Group:
5.625% 9/15/20	2,446	2,476
7.125% 9/30/16	4,350	4,961
		66,332
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	405	435
5.5% 1/15/12	1,415	1,480
Camden Property Trust:
5.375% 12/15/13	2,244	2,425
5.875% 11/30/12	741	793
Developers Diversified Realty Corp.:
5.25% 4/15/11	2,778	2,810
5.375% 10/15/12	1,432	1,475
7.5% 4/1/17	2,065	2,317
Duke Realty LP:
4.625% 5/15/13	765	796
5.875% 8/15/12	517	547
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/17	$ 958	$ 977
6.25% 1/15/17	545	567
Equity Residential 5.125% 3/15/16	3,150	3,463
Federal Realty Investment Trust:
5.4% 12/1/13	557	603
6% 7/15/12	3,239	3,450
6.2% 1/15/17	685	778
HRPT Properties Trust:
5.75% 11/1/15	982	1,036
6.25% 6/15/17	1,361	1,430
6.65% 1/15/18	792	848
UDR, Inc. 5.5% 4/1/14	4,753	5,106
Washington (REIT) 5.95% 6/15/11	4,044	4,130
		35,466
Real Estate Management & Development - 1.3%
AMB Property LP 5.9% 8/15/13	2,849	3,043
Arden Realty LP 5.2% 9/1/11	1,820	1,879
BioMed Realty LP 6.125% 4/15/20 (d)	1,467	1,583
Brandywine Operating Partnership LP:
5.625% 12/15/10	4,993	4,999
5.7% 5/1/17	2,271	2,308
5.75% 4/1/12	2,357	2,432
Colonial Properties Trust 4.8% 4/1/11	10	10
Duke Realty LP:
5.4% 8/15/14	2,669	2,841
5.625% 8/15/11	3,502	3,582
6.25% 5/15/13	6,766	7,304
ERP Operating LP:
4.75% 7/15/20	2,895	2,992
5.375% 8/1/16	1,323	1,470
5.5% 10/1/12	2,159	2,321
5.75% 6/15/17	4,704	5,255
Liberty Property LP:
4.75% 10/1/20	2,964	3,027
5.125% 3/2/15	1,084	1,179
5.5% 12/15/16	1,658	1,832
6.625% 10/1/17	2,744	3,196
Mack-Cali Realty LP 7.75% 2/15/11	1,326	1,345
Post Apartment Homes LP 6.3% 6/1/13	4,169	4,472
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Reckson Operating Partnership LP 5.15% 1/15/11	$ 312	$ 313
Regency Centers LP:
4.95% 4/15/14	675	712
5.25% 8/1/15	2,356	2,512
5.875% 6/15/17	1,166	1,280
Simon Property Group LP:
4.2% 2/1/15	1,570	1,675
5.3% 5/30/13	50	55
Tanger Properties LP 6.15% 11/15/15	789	875
		64,492
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp.:
3.7% 9/1/15	9,760	9,632
4.5% 4/1/15	6,700	6,867
5.65% 5/1/18	6,426	6,585
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,981	4,291
Independence Community Bank Corp. 2.11% 4/1/14 (i)	5,364	5,264
U.S. Central Federal Credit Union 1.9% 10/19/12	6,480	6,631
		39,270
TOTAL FINANCIALS		745,220
HEALTH CARE - 1.1%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,813
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	4,540	4,905
Health Care Providers & Services - 0.6%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	1,951
6.3% 8/15/14	3,995	4,222
Express Scripts, Inc.:
5.25% 6/15/12	3,081	3,266
6.25% 6/15/14	1,824	2,073
Medco Health Solutions, Inc. 2.75% 9/15/15	7,300	7,382
UnitedHealth Group, Inc. 3.875% 10/15/20	4,800	4,709
WellPoint, Inc. 4.35% 8/15/20	5,000	5,115
		28,718
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	$ 2,152	$ 2,456
Roche Holdings, Inc. 5% 3/1/14 (d)	6,563	7,313
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	6,900	7,150
		16,919
TOTAL HEALTH CARE		54,355
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	1,021	1,066
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	90	92
Continental Airlines, Inc.:
6.648% 3/15/19	3,115	3,266
6.795% 2/2/20	240	242
6.82% 5/1/18	244	259
6.9% 7/2/19	903	964
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	373	396
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,118	2,051
8.36% 7/20/20	1,459	1,486
		8,756
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	738	799
6% 10/15/17	3,234	3,795
		4,594
TOTAL INDUSTRIALS		14,416
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	3,258	3,616
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 4,281	$ 4,590
6.55% 10/1/17	2,606	2,989
		11,195
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	11,600	12,349
5.5% 5/15/12	1,768	1,869
		14,218
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (d)	6,900	7,092
TOTAL INFORMATION TECHNOLOGY		32,505
MATERIALS - 0.8%
Chemicals - 0.3%
Dow Chemical Co.:
4.25% 11/15/20	4,507	4,389
4.85% 8/15/12	8,061	8,544
		12,933
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,024	2,229
Metals & Mining - 0.5%
Anglo American Capital PLC:
2.15% 9/27/13 (d)	7,200	7,291
9.375% 4/8/14 (d)	2,770	3,389
9.375% 4/8/19 (d)	3,822	5,284
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	2,182	2,299
Corporacion Nacional del Cobre (Codelco):
3.75% 11/4/20 (d)	1,344	1,314
6.375% 11/30/12 (d)	2,211	2,412
Vale Overseas Ltd. 6.25% 1/23/17	2,564	2,911
		24,900
TOTAL MATERIALS		40,062
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	3,282
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
5.5% 2/1/18	$ 4,660	$ 5,322
6.7% 11/15/13	1,296	1,490
British Telecommunications PLC 9.375% 12/15/10 (c)	3,439	3,448
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,016
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,703	2,956
France Telecom SA 2.125% 9/16/15	1,491	1,481
SBC Communications, Inc.:
5.1% 9/15/14	6,685	7,406
5.875% 2/1/12	3,018	3,192
5.875% 8/15/12	1,080	1,170
Sprint Capital Corp. 7.625% 1/30/11	2,040	2,050
Telecom Italia Capital SA:
4.95% 9/30/14	3,542	3,703
5.25% 10/1/15	2,889	3,063
Telefonica Emisiones SAU:
3.729% 4/27/15	8,664	8,809
6.421% 6/20/16	1,283	1,449
Verizon New England, Inc. 6.5% 9/15/11	1,086	1,133
Verizon New York, Inc. 6.875% 4/1/12	6,027	6,459
		60,429
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 3.625% 3/30/15	4,500	4,716
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	8,332	9,007
Sprint Nextel Corp. 6% 12/1/16	1,159	1,087
Vodafone Group PLC:
4.15% 6/10/14	2,355	2,513
5% 12/16/13	2,536	2,777
5.5% 6/15/11	3,824	3,921
		24,021
TOTAL TELECOMMUNICATION SERVICES		84,450
UTILITIES - 2.4%
Electric Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	455	522
AmerenUE 6.4% 6/15/17	3,299	3,789
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,542	5,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co. 5.4% 12/15/11	$ 4,828	$ 5,056
Edison International 3.75% 9/15/17	2,854	2,913
EDP Finance BV:
4.9% 10/1/19 (d)	1,200	1,072
5.375% 11/2/12 (d)	2,201	2,220
6% 2/2/18 (d)	2,711	2,706
Enel Finance International SA 5.7% 1/15/13 (d)	416	447
Exelon Corp. 4.9% 6/15/15	3,038	3,303
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,018	1,089
6.05% 8/15/21	4,239	4,492
LG&E and KU Energy LLC 2.125% 11/15/15 (d)	3,200	3,142
Mid-American Energy Co. 5.65% 7/15/12	213	228
Nevada Power Co.:
6.5% 5/15/18	6,784	8,055
6.5% 8/1/18	1,734	2,067
Pennsylvania Electric Co. 6.05% 9/1/17	844	940
Pepco Holdings, Inc. 2.7% 10/1/15	3,026	3,017
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	278	272
Progress Energy, Inc. 7.1% 3/1/11	3,738	3,798
Sierra Pacific Power Co. 5.45% 9/1/13	1,722	1,889
		56,037
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,154	4,154
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,270	2,534
Exelon Generation Co. LLC:
5.2% 10/1/19	6,500	7,020
5.35% 1/15/14	1,687	1,858
PPL Energy Supply LLC 6.3% 7/15/13	8,190	9,126
		20,538
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,950
Dominion Resources, Inc.:
4.75% 12/15/10	4,341	4,346
6.3% 9/30/66 (i)	3,925	3,797
7.5% 6/30/66 (i)	3,601	3,745
DTE Energy Co. 7.05% 6/1/11	1,804	1,859
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	$ 3,225	$ 3,499
National Grid PLC 6.3% 8/1/16	1,631	1,908
NiSource Finance Corp.:
5.25% 9/15/17	2,656	2,844
5.4% 7/15/14	1,487	1,646
5.45% 9/15/20	313	335
6.4% 3/15/18	1,465	1,668
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,517	3,447
		34,044
TOTAL UTILITIES		114,773
TOTAL NONCONVERTIBLE BONDS (Cost $1,325,205)		1,448,078
U.S. Government and Government Agency Obligations - 44.6%

U.S. Government Agency Obligations - 5.7%
Fannie Mae:
0.375% 12/28/12	13,230	13,162
0.5% 10/30/12	21,023	20,989
0.75% 12/18/13	6,084	6,048
1% 9/23/13	26,305	26,399
1.125% 7/30/12	3,710	3,746
1.25% 8/20/13	6,260	6,329
2.5% 5/15/14	57,116	59,810
2.75% 3/13/14	18,330	19,360
4.625% 10/15/13	1,967	2,175
Federal Home Loan Bank:
0.875% 12/27/13	4,450	4,444
1.125% 5/18/12	3,870	3,904
1.625% 11/21/12	5,910	6,027
Freddie Mac:
0.375% 11/30/12	9,691	9,644
1.75% 6/15/12	2,017	2,054
1.75% 9/10/15	62,973	63,197
2.5% 1/7/14	15,592	16,347
2.5% 4/23/14	5,680	5,964
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.5% 1/15/14	$ 2,951	$ 3,276
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	169	170
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		273,045
U.S. Treasury Obligations - 37.9%
U.S. Treasury Notes:
0.375% 9/30/12	68,382	68,299
0.5% 11/15/13	3,032	3,014
1.75% 3/31/14	6,180	6,363
1.75% 7/31/15	221,788	225,809
1.875% 6/30/15	35,653	36,542
2.125% 5/31/15	152,259	157,791
2.375% 9/30/14 (f)	82,860	87,035
2.375% 10/31/14	14,783	15,527
2.5% 3/31/15	17,997	18,977
2.5% 4/30/15	112,872	118,948
2.625% 7/31/14	110,000	116,540
3% 9/30/16	83,994	89,769
3.125% 10/31/16	65,084	69,965
3.125% 1/31/17 (f)	69,686	74,716
3.5% 5/15/20	273,398	291,506
3.625% 2/15/20	228,401	246,513
3.75% 11/15/18	105,847	116,647
4% 8/15/18	63,000	70,683
TOTAL U.S. TREASURY OBLIGATIONS		1,814,644
Other Government Related - 1.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	3,370	3,444
3.125% 6/15/12 (FDIC Guaranteed) (e)	4,498	4,677
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	10,700	10,964
2.125% 7/12/12 (FDIC Guaranteed) (e)	2,250	2,309
2.25% 12/10/12 (FDIC Guaranteed) (e)	10,850	11,197
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	$ 12,980	$ 13,326
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	2,149	2,239
TOTAL OTHER GOVERNMENT RELATED		48,156
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,064,168)		2,135,845
U.S. Government Agency - Mortgage Securities - 5.9%

Fannie Mae - 4.6%
1.935% 10/1/33 (i)	268	276
2.103% 3/1/35 (i)	167	173
2.135% 10/1/33 (i)	101	104
2.202% 2/1/33 (i)	218	225
2.207% 7/1/35 (i)	92	94
2.225% 12/1/34 (i)	237	244
2.316% 3/1/35 (i)	38	40
2.484% 10/1/35 (i)	365	377
2.532% 7/1/34 (i)	119	123
2.577% 6/1/36 (i)	185	193
2.582% 3/1/35 (i)	118	122
2.592% 10/1/33 (i)	298	313
2.623% 7/1/34 (i)	509	534
2.643% 7/1/33 (i)	3,031	3,179
2.648% 8/1/33 (i)	2,623	2,740
2.666% 6/1/34 (i)	1,148	1,202
2.673% 7/1/35 (i)	789	827
2.685% 12/1/33 (i)	7,235	7,582
2.714% 7/1/34 (i)	5,298	5,539
2.747% 9/1/34 (i)	1,886	1,959
2.788% 11/1/36 (i)	1,355	1,427
2.807% 5/1/35 (i)	519	548
2.855% 9/1/35 (i)	4,603	4,833
2.957% 11/1/36 (i)	1,452	1,530
2.961% 9/1/36 (i)	2,044	2,165
2.997% 2/1/34 (i)	68	72
3.009% 7/1/35 (i)	460	483
3.042% 4/1/35 (i)	4,414	4,657
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.177% 10/1/37 (i)	$ 167	$ 176
3.195% 1/1/40 (i)	4,174	4,334
3.343% 1/1/40 (i)	6,251	6,525
3.466% 7/1/37 (i)	432	452
3.5% 12/1/25	95,920	98,221
3.552% 12/1/39 (i)	1,176	1,230
3.603% 3/1/40 (i)	4,765	4,992
3.768% 10/1/39 (i)	2,839	2,976
4% 7/1/18	3,915	4,119
4.5% 8/1/18 to 7/1/20	9,125	9,688
5.5% 7/1/16 to 6/1/36	26,446	28,767
6.5% 4/1/13 to 3/1/35	15,873	17,750
7% 7/1/25 to 2/1/32	34	39
7.5% 8/1/13 to 8/1/29	425	478
12.5% 4/1/15	4	5
TOTAL FANNIE MAE		221,313
Freddie Mac - 1.1%
2.093% 4/1/35 (i)	1,821	1,892
2.624% 1/1/35 (i)	171	179
2.665% 6/1/35 (i)	413	434
2.724% 3/1/36 (i)	474	489
3.058% 3/1/35 (i)	1,638	1,721
3.509% 3/1/33 (i)	36	38
3.523% 12/1/39 (i)	3,552	3,696
3.546% 4/1/40 (i)	3,156	3,291
3.591% 4/1/40 (i)	2,794	2,920
3.618% 2/1/40 (i)	6,989	7,314
4.361% 10/1/35 (i)	257	272
4.5% 8/1/18	12,279	13,008
5% 3/1/19	14,590	15,611
5.265% 1/1/36 (i)	1,500	1,547
5.408% 11/1/35 (i)	799	839
7% 12/1/10 to 7/1/13	21	22
7.5% 5/1/11 to 1/1/33	200	219
TOTAL FREDDIE MAC		53,492
Ginnie Mae - 0.2%
7% 1/15/28 to 11/15/32	4,581	5,170
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
7.5% 3/15/28	$ 5	$ 5
8% 7/15/17 to 5/15/22	1,106	1,222
TOTAL GINNIE MAE		6,397
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $273,381)		281,202
Asset-Backed Securities - 6.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7234% 4/25/35 (i)	821	464
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0034% 3/25/34 (i)	52	51
Class M2, 1.9034% 3/25/34 (i)	356	283
Series 2005-HE2 Class M2, 0.7034% 4/25/35 (i)	82	77
Series 2006-OP1:
Class M4, 0.6234% 4/25/36 (i)	77	1
Class M5, 0.6434% 4/25/36 (i)	15	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2834% 9/20/13 (i)	43	43
Series 2006-A7 Class A7, 0.2734% 10/20/12 (i)	46	45
Series 2006-C1 Class C1, 0.7334% 10/20/14 (i)	55	10
Series 2007-A4 Class A4, 0.2834% 4/22/13 (i)	99	99
Series 2007-D1 Class D, 1.6534% 1/22/13 (d)(i)	4,593	46
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	7,320	7,407
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	1,840	1,867
Class A4, 3% 10/15/15 (d)	1,820	1,884
Series 2010-1 Class A4, 2.3% 12/15/14	6,270	6,402
Series 2010-4 Class A4, 1.35% 12/15/15	3,930	3,879
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0034% 1/15/15 (d)(i)	11,750	11,972
Series 2010-3 Class A, 2.88% 4/15/15 (d)	4,990	5,121
Americredit Automobile Receivables Trust Series 2010-4 Class A3, 1.27% 4/8/15	5,980	5,996
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	714	731
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9534% 12/25/33 (i)	$ 46	$ 34
Series 2004-R2 Class M3, 0.8034% 4/25/34 (i)	61	12
Series 2005-R2 Class M1, 0.7034% 4/25/35 (i)	930	785
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0363% 3/25/34 (i)	22	15
Series 2004-W11 Class M2, 0.9534% 11/25/34 (i)	253	182
Series 2004-W7 Class M1, 0.8034% 5/25/34 (i)	968	532
Series 2006-W4 Class A2C, 0.4134% 5/25/36 (i)	639	222
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0784% 4/25/34 (i)	1,202	861
Series 2006-HE2 Class M1, 0.6234% 3/25/36 (i)	193	5
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(i)	4,149	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	6,087	6,152
Class A4, 3.52% 6/15/16 (d)	3,600	3,741
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	2,900	2,925
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	7,000	7,047
Series 2010-2 Class A3, 1.31% 7/15/14	7,730	7,784
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0034% 2/25/35 (i)	1,896	1,105
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	6,180	6,173
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0394% 12/1/41 (i)	634	634
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (i)	813	773
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (i)	76	75
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	697	699
Class C, 5.31% 6/15/12	1,205	1,229
Series 2007-1 Class C, 5.38% 11/15/12	429	445
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,027	2,068
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	9,300	9,608
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	2,600	2,830
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7034% 7/20/39 (d)(i)	327	68
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1: - continued
Class B, 1.0034% 7/20/39 (d)(i)	$ 189	$ 17
Class C, 1.3534% 7/20/39 (d)(i)	243	2
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	589	601
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5534% 7/25/36 (i)	514	48
Series 2006-NC2 Class M7, 1.1034% 6/25/36 (i)	304	12
Series 2006-NC4 Class M1, 0.5534% 10/25/36 (i)	165	22
Series 2006-RFC1 Class M9, 2.1234% 5/25/36 (i)	133	8
Series 2007-RFC1 Class A3, 0.3934% 12/25/36 (i)	812	275
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4334% 5/20/17 (FGIC Insured) (d)(i)	92	83
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (d)	300	302
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	2,992	3,229
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	4,830	4,815
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	5,546	5,555
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	5,489	5,960
Series 2009-A5 Class A5, 2.25% 12/23/14	13,500	13,821
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	6,500	6,604
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (i)	345	14
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3134% 6/25/47 (i)	61	60
Series 2007-4 Class A1A, 0.3763% 9/25/37 (i)	411	385
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	149	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2234% 4/25/34 (i)	72	28
Series 2004-4 Class M2, 1.0484% 6/25/34 (i)	265	144
Series 2005-3 Class MV1, 0.6734% 8/25/35 (i)	457	433
Series 2005-AB1 Class A2, 0.4634% 8/25/35 (i)	62	61
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)	322	328
Series 2007-C Class A3, 5.43% 5/15/12 (FSA Insured) (d)	11	11
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
DaimlerChrysler Auto Trust Series 2006-A Class B, 5.14% 9/8/12	$ 153	$ 153
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7503% 5/28/35 (i)	18	13
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4284% 8/25/34 (i)	208	115
Series 2006-3 Class 2A3, 0.4134% 11/25/36 (i)	3,188	1,236
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (d)	6,360	6,342
Ford Credit Auto Owner Trust:
Series 2006-B:
Class C, 5.68% 6/15/12	1,940	1,968
Class D, 7.26% 2/15/13 (d)	2,696	2,738
Series 2006-C:
Class B, 5.3% 6/15/12	450	461
Class D, 6.89% 5/15/13 (d)	1,855	1,912
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,014	1,061
Series 2009-B Class A3, 2.79% 8/15/13	4,989	5,058
Series 2009-C Class A4, 4.43% 11/15/14	3,490	3,725
Series 2009-D Class A4, 2.98% 8/15/14	4,950	5,138
Series 2009-E Class A3, 1.51% 1/15/14	4,800	4,832
Series 2010-B:
Class A3, 0.98% 10/15/14	4,170	4,177
Class A4, 1.58% 9/15/15	9,480	9,573
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5034% 6/15/13 (i)	4,500	4,484
Class B, 0.8034% 6/15/13 (i)	348	344
Series 2010-1 Class A, 1.9034% 12/15/14 (d)(i)	3,810	3,883
Series 2010-5 Class A1, 1.5% 9/15/15	4,390	4,374
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	53	53
Series 2007-1:
Class A4, 5.03% 2/16/15	267	267
Class C, 5.43% 2/16/15	453	451
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7434% 1/25/35 (i)	427	207
Class M4, 0.9334% 1/25/35 (i)	164	31
Series 2006-D Class M1, 0.4834% 11/25/36 (i)	239	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (d)(i)	1,457	874
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,269	1,010
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust:
Series 2003-1 Class A, 0.6834% 4/15/31 (d)(i)	$ 118	$ 104
Series 2006-2A:
Class A, 0.4334% 11/15/34 (d)(i)	1,583	1,282
Class B, 0.5334% 11/15/34 (d)(i)	573	361
Class C, 0.6334% 11/15/34 (d)(i)	950	408
Class D, 1.0034% 11/15/34 (d)(i)	362	87
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	10,500	10,630
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4034% 9/15/17 (i)	786	777
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6894% 6/25/42 (i)	545	448
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	34	35
Class C, 5.74% 12/15/14	69	70
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(i)	266	55
Class M1, 0.9034% 6/25/34 (i)	1,379	949
Series 2007-HE1 Class M1, 0.5034% 3/25/47 (i)	547	31
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6034% 4/25/36 (i)	51	1
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3334% 5/25/30 (d)(i)	293	149
Series 2006-3:
Class B, 0.6534% 9/25/46 (d)(i)	468	94
Class C, 0.8034% 9/25/46 (d)(i)	688	103
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5734% 8/25/33 (i)	325	228
Series 2003-3 Class M1, 1.5434% 8/25/33 (i)	359	253
Series 2003-5 Class A2, 0.9534% 12/25/33 (i)	15	9
Series 2005-5 Class 2A2, 0.5034% 11/25/35 (i)	52	52
Series 2006-1 Class 2A3, 0.4784% 4/25/36 (i)	787	761
Series 2006-8 Class 2A1, 0.3034% 3/25/37 (i)	6	6
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	3,000	3,034
Series 2010-1 Class A4, 1.98% 5/23/16	1,770	1,807
Series 2010-2 Class A4, 1.92% 6/18/13	9,820	9,975
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5434% 3/20/36 (i)	347	285
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4434% 1/25/37 (i)	766	298
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	$ 2,320	$ 2,346
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	6,320	6,359
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5534% 7/25/36 (i)	151	6
Series 2007-CH1:
Class AV4, 0.3834% 11/25/36 (i)	764	631
Class MV1, 0.4834% 11/25/36 (i)	621	371
Series 2007-CH3 Class M1, 0.5534% 3/25/37 (i)	423	21
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6194% 12/27/29 (i)	356	305
Series 2006-A Class 2C, 1.4394% 3/27/42 (i)	2,280	383
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,434	1,455
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3334% 6/25/34 (i)	48	34
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	14	13
Class C, 5.691% 10/20/28 (d)	7	6
Class D, 6.01% 10/20/28 (d)	76	61
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5134% 10/25/36 (i)	272	15
Series 2007-HE1 Class M1, 0.5534% 5/25/37 (i)	353	18
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0034% 7/25/34 (i)	137	90
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	128	129
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9034% 7/25/34 (i)	432	332
Series 2006-FM1 Class A2B, 0.3634% 4/25/37 (i)	1,088	962
Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (i)	12	12
Series 2006-OPT1 Class A1A, 0.5134% 6/25/35 (i)	1,937	1,545
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5934% 8/25/34 (i)	26	18
Series 2004-HE7 Class B3, 3.7534% 8/25/34 (i)	214	45
Series 2005-NC1 Class M1, 0.6934% 1/25/35 (i)	180	95
Series 2005-NC2 Class B1, 1.4234% 3/25/35 (i)	188	27
Series 2007-HE2 Class M1, 0.5034% 1/25/37 (i)	194	5
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	4,649	535
Series 2006-1 Class AIO, 5.5% 4/25/11 (k)	7,648	142
Series 2006-2 Class AIO, 6% 8/25/11 (k)	3,320	116
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-3 Class AIO, 7.1% 1/25/12 (k)	$ 17,124	$ 1,070
Series 2006-4:
Class A1, 0.2834% 3/25/25 (i)	174	171
Class AIO, 6.35% 2/27/12 (k)	13,011	884
Class D, 1.3534% 5/25/32 (i)	1,745	14
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	15,602	1,389
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	11,606	1,143
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7634% 9/25/35 (i)	642	442
Series 2005-D Class M2, 0.7234% 2/25/36 (i)	525	47
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	2,068	2,082
Series 2009-B Class A3, 2.07% 1/15/15	4,770	4,803
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (b)(d)(i)	530	196
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (i)	15	14
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (i)	29	28
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5034% 9/25/34 (i)	240	114
Class M4, 1.7034% 9/25/34 (i)	308	75
Series 2005-WCH1:
Class M2, 0.7734% 1/25/36 (i)	1,658	1,460
Class M3, 0.8134% 1/25/36 (i)	215	149
Class M4, 1.0834% 1/25/36 (i)	665	270
Series 2005-WHQ2:
Class M7, 1.5034% 5/25/35 (i)	788	23
Class M9, 2.1334% 5/25/35 (i)	95	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8034% 3/15/15 (d)(i)	1,893	1,890
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4834% 12/25/36 (i)	358	11
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0534% 4/25/33 (i)	2	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0484% 3/25/35 (i)	721	593
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9734% 1/25/36 (i)	70	2
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (i)	35	16
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (i)	13	13
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4063% 3/20/19 (FGIC Insured) (d)(i)	$ 405	$ 380
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2422% 6/15/33 (i)	572	33
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	484	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4034% 9/25/34 (i)	52	26
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	679	700
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1134% 9/25/34 (i)	168	117
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	2,740	2,749
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8506% 4/6/42 (d)(i)	1,766	88
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	345	357
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	3,080	3,262
Series 2009-2 Class A3, 1.54% 2/18/14	5,960	5,998
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	3,922	3,967
Series 2010-A Class A3, 0.85% 11/20/13	9,700	9,673
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	71	71
Class D, 5.54% 12/20/12 (d)	430	435
Class E, 7.05% 5/20/14 (d)	3,037	3,088
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	400	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7534% 8/15/15 (d)(i)	4,281	4,256
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	3	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (d)(i)	806	298
TOTAL ASSET-BACKED SECURITIES (Cost $305,770)		310,456
Collateralized Mortgage Obligations - 2.2%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.3744% 2/17/52 (d)(i)	$ 11,100	$ 11,052
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (d)(i)	643	623
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	3,354	3,433
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4944% 1/25/34 (i)	965	891
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (i)	724	645
Series 2004-A Class 2A2, 3.516% 2/25/34 (i)	205	181
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (i)	89	77
Class 2A2, 3.0591% 3/25/34 (i)	633	601
Series 2004-D Class 2A2, 2.957% 5/25/34 (i)	1,425	1,294
Series 2004-G Class 2A7, 2.9642% 8/25/34 (i)	1,297	1,148
Series 2004-H Class 2A1, 3.1633% 9/25/34 (i)	1,163	1,034
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4274% 10/12/41 (d)(i)(k)	2,721	34
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.1105% 2/25/37 (i)	576	560
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0905% 12/10/49 (i)	1,207	1,284
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	1,348	310
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7534% 7/16/34 (d)(i)	1,207	1,204
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9126% 11/25/34 (i)	1,224	1,128
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	3,713	3,713
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (d)(i)	1,754	1,728
Class C2, 0.7591% 10/18/54 (d)(i)	587	575
Class M2, 0.5391% 10/18/54 (d)(i)	1,007	988
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (d)(i)	1,404	1,348
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (d)(i)	1,402	1,393
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3534% 12/20/54 (i)	151	78
Series 2006-1A Class C2, 0.8534% 12/20/54 (d)(i)	3,085	1,600
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2 Class C1, 0.7234% 12/20/54 (i)	$ 2,445	$ 1,333
Series 2006-3 Class C2, 0.7534% 12/20/54 (i)	506	279
Series 2006-4:
Class B1, 0.3434% 12/20/54 (i)	2,386	1,882
Class C1, 0.6334% 12/20/54 (i)	1,459	757
Class M1, 0.4234% 12/20/54 (i)	629	432
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (i)	1,115	608
Class 1M1, 0.5534% 12/20/54 (i)	754	516
Class 2C1, 1.2134% 12/20/54 (i)	506	276
Class 2M1, 0.7534% 12/20/54 (i)	969	664
Series 2007-2 Class 2C1, 0.6834% 12/17/54 (i)	1,341	691
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (i)	194	132
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4734% 5/19/35 (i)	170	107
Holmes Master Issuer PLC floater Series 2007-1 Class 3A1, 0.3691% 7/15/40 (i)	10,044	9,996
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (i)	68	69
Class A3, 5.447% 6/12/47 (i)	2,289	2,382
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.6088% 12/25/34 (i)	898	824
Series 2006-A2 Class 5A1, 3.0784% 11/25/33 (i)	1,130	1,074
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (i)	473	297
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4834% 10/25/36 (i)	403	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (i)	933	634
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.423% 6/15/22 (d)(i)	181	164
Class C, 0.443% 6/15/22 (d)(i)	785	675
Class D, 0.453% 6/15/22 (d)(i)	301	253
Class E, 0.463% 6/15/22 (d)(i)	483	396
Class F, 0.493% 6/15/22 (d)(i)	733	587
Class G, 0.563% 6/15/22 (d)(i)	259	202
Class H, 0.583% 6/15/22 (d)(i)	362	278
Class J, 0.623% 6/15/22 (d)(i)	422	304
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	$ 5,168	$ 5,517
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5534% 3/25/37 (i)	1,507	97
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3691% 10/15/33 (i)	4,240	4,171
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.86% 10/25/35 (i)	2,539	2,208
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6034% 7/10/35 (d)(i)	1,118	776
Class B6, 3.1034% 7/10/35 (d)(i)	308	195
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	732	755
Series 2004-SL3 Class A1, 7% 8/25/16	51	50
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7034% 6/25/33 (d)(i)	265	227
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	170
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (i)	18	13
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (i)	1,475	817
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5322% 6/25/34 (i)	898	878
Series 2005-AR10 Class 2A2, 2.874% 6/25/35 (i)	747	725
Series 2005-AR12 Class 2A6, 2.8758% 7/25/35 (i)	388	361
Series 2005-AR2 Class 2A2, 2.8576% 3/25/35 (i)	2,183	2,044
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (i)	1,054	951
TOTAL PRIVATE SPONSOR		82,691
U.S. Government Agency - 0.5%
Fannie Mae Series 2010-123 Class DL, 3.5% 11/25/25	4,646	4,839
Fannie Mae REMIC pass-thru certificates Series 2010-143 Class B, 3.5% 12/25/25	7,230	7,572
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	324	351
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	1,098	1,202
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-86 Class KC, 4.5% 5/25/19	$ 846	$ 892
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	2,131	2,351
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	1,139	1,232
Series 2363 Class PF, 6% 9/15/16	1,469	1,586
Series 2425 Class JH, 6% 3/15/17	1,309	1,415
TOTAL U.S. GOVERNMENT AGENCY		21,440
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $88,797)		104,131
Commercial Mortgage Securities - 4.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8147% 2/14/43 (i)	888	954
Class A3, 6.8647% 2/14/43 (i)	958	1,028
Class A6, 7.1847% 2/14/43 (i)	1,412	1,512
Class PS1, 1.3859% 2/14/43 (i)(k)	3,651	97
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.722% 5/10/45 (i)	1,409	1,522
Series 2006-5:
Class A1, 5.185% 9/10/47	444	446
Class A3, 5.39% 9/10/47	1,683	1,815
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,520
Series 2007-2 Class A1, 5.421% 4/10/49	278	284
Series 2007-4 Class A3, 5.8083% 2/10/51 (i)	1,204	1,271
Series 2006-6 Class E, 5.619% 10/10/45 (d)	697	131
Series 2007-3 Class A3, 5.6579% 6/10/49 (i)	2,016	2,121
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	398	404
Class A4, 4.153% 11/10/38	1,531	1,575
Series 2006-1 Class A1, 5.219% 9/10/45 (i)	559	559
Series 2001-3 Class H, 6.562% 4/11/37 (d)	675	674
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	$ 302	$ 295
Class K, 6.15% 5/11/35 (d)	561	521
Series 2007-1 Class B, 5.543% 1/15/49	727	374
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5634% 3/15/22 (d)(i)	518	461
Class D, 0.6134% 3/15/22 (d)(i)	525	446
Class E, 0.6534% 3/15/22 (d)(i)	434	362
Class F, 0.7234% 3/15/22 (d)(i)	277	221
Class G, 0.7834% 3/15/22 (d)(i)	179	126
Series 2006-BIX1:
Class C, 0.4334% 10/15/19 (d)(i)	775	718
Class D, 0.4634% 10/15/19 (d)(i)	947	851
Class E, 0.4934% 10/15/19 (d)(i)	878	774
Class F, 0.5634% 10/15/19 (d)(i)	1,724	1,471
Class G, 0.5834% 10/15/19 (d)(i)	609	483
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1034% 12/25/33 (d)(i)	56	39
Series 2004-1:
Class A, 0.6134% 4/25/34 (d)(i)	703	563
Class B, 2.1534% 4/25/34 (d)(i)	79	36
Class M1, 0.8134% 4/25/34 (d)(i)	63	41
Class M2, 1.4534% 4/25/34 (d)(i)	59	33
Series 2004-2:
Class A, 0.6834% 8/25/34 (d)(i)	588	488
Class M1, 0.8334% 8/25/34 (d)(i)	135	92
Series 2004-3:
Class A1, 0.6234% 1/25/35 (d)(i)	1,340	1,065
Class A2, 0.6734% 1/25/35 (d)(i)	192	138
Class M1, 0.7534% 1/25/35 (d)(i)	231	159
Class M2, 1.2534% 1/25/35 (d)(i)	91	59
Series 2005-2A:
Class A1, 0.5634% 8/25/35 (d)(i)	1,003	804
Class M1, 0.6834% 8/25/35 (d)(i)	43	24
Class M2, 0.7334% 8/25/35 (d)(i)	71	38
Class M3, 0.7534% 8/25/35 (d)(i)	39	20
Class M4, 0.8634% 8/25/35 (d)(i)	57	28
Series 2005-3A:
Class A1, 0.5734% 11/25/35 (d)(i)	319	246
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Class A2, 0.6534% 11/25/35 (d)(i)	$ 371	$ 274
Class M1, 0.6934% 11/25/35 (d)(i)	60	33
Class M2, 0.7434% 11/25/35 (d)(i)	76	39
Class M3, 0.7634% 11/25/35 (d)(i)	68	32
Class M4, 0.8534% 11/25/35 (d)(i)	85	38
Series 2005-4A:
Class A2, 0.6434% 1/25/36 (d)(i)	735	507
Class B1, 1.6534% 1/25/36 (d)(i)	101	35
Class M1, 0.7034% 1/25/36 (d)(i)	237	126
Class M2, 0.7234% 1/25/36 (d)(i)	113	56
Class M3, 0.7534% 1/25/36 (d)(i)	104	48
Class M4, 0.8634% 1/25/36 (d)(i)	91	37
Class M5, 0.9034% 1/25/36 (d)(i)	91	36
Class M6, 0.9534% 1/25/36 (d)(i)	97	36
Series 2006-1:
Class A2, 0.6134% 4/25/36 (d)(i)	113	80
Class M1, 0.6334% 4/25/36 (d)(i)	64	30
Class M2, 0.6534% 4/25/36 (d)(i)	68	29
Class M3, 0.6734% 4/25/36 (d)(i)	58	23
Class M4, 0.7734% 4/25/36 (d)(i)	33	12
Class M5, 0.8134% 4/25/36 (d)(i)	32	11
Class M6, 0.8934% 4/25/36 (d)(i)	64	21
Series 2006-2A:
Class A1, 0.4834% 7/25/36 (d)(i)	2,401	1,855
Class A2, 0.5334% 7/25/36 (d)(i)	100	71
Class B1, 1.1234% 7/25/36 (d)(i)	60	17
Class B3, 2.9534% 7/25/36 (d)(i)	90	21
Class M1, 0.5634% 7/25/36 (d)(i)	105	56
Class M2, 0.5834% 7/25/36 (d)(i)	118	49
Class M3, 0.6034% 7/25/36 (d)(i)	98	38
Class M4, 0.6734% 7/25/36 (d)(i)	66	24
Class M5, 0.7234% 7/25/36 (d)(i)	81	28
Class M6, 0.7934% 7/25/36 (d)(i)	121	36
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (d)(i)	107	23
Class B2, 1.6034% 10/25/36 (d)(i)	77	13
Class B3, 2.8534% 10/25/36 (d)(i)	126	18
Class M4, 0.6834% 10/25/36 (d)(i)	119	47
Class M5, 0.7334% 10/25/36 (d)(i)	142	50
Class M6, 0.8134% 10/25/36 (d)(i)	175	49
Series 2006-4A:
Class A1, 0.4834% 12/25/36 (d)(i)	430	335
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Class A2, 0.5234% 12/25/36 (d)(i)	$ 2,278	$ 1,603
Class B1, 0.9534% 12/25/36 (d)(i)	96	24
Class B2, 1.5034% 12/25/36 (d)(i)	98	22
Class B3, 2.7034% 12/25/36 (d)(i)	168	35
Class M1, 0.5434% 12/25/36 (d)(i)	202	92
Class M2, 0.5634% 12/25/36 (d)(i)	134	56
Class M3, 0.5934% 12/25/36 (d)(i)	136	53
Class M4, 0.6534% 12/25/36 (d)(i)	163	60
Class M5, 0.6934% 12/25/36 (d)(i)	149	47
Class M6, 0.7734% 12/25/36 (d)(i)	134	38
Series 2007-1:
Class A2, 0.5234% 3/25/37 (d)(i)	510	342
Class B1, 0.9234% 3/25/37 (d)(i)	214	41
Class B2, 1.4034% 3/25/37 (d)(i)	155	28
Class B3, 3.6034% 3/25/37 (d)(i)	322	45
Class M1, 0.5234% 3/25/37 (d)(i)	188	94
Class M2, 0.5434% 3/25/37 (d)(i)	141	56
Class M3, 0.5734% 3/25/37 (d)(i)	126	44
Class M4, 0.6234% 3/25/37 (d)(i)	101	32
Class M5, 0.6734% 3/25/37 (d)(i)	157	45
Class M6, 0.7534% 3/25/37 (d)(i)	219	50
Series 2007-2A:
Class A1, 0.5234% 7/25/37 (d)(i)	452	330
Class A2, 0.5734% 7/25/37 (d)(i)	423	211
Class B1, 1.8534% 7/25/37 (d)(i)	173	23
Class B2, 2.5034% 7/25/37 (d)(i)	150	16
Class B3, 3.6034% 7/25/37 (d)(i)	168	17
Class M1, 0.6234% 7/25/37 (d)(i)	197	63
Class M2, 0.6634% 7/25/37 (d)(i)	107	25
Class M3, 0.7434% 7/25/37 (d)(i)	108	22
Class M4, 0.9034% 7/25/37 (d)(i)	216	39
Class M5, 1.0034% 7/25/37 (d)(i)	191	31
Class M6, 1.2534% 7/25/37 (d)(i)	242	35
Series 2007-3:
Class A2, 0.5434% 7/25/37 (d)(i)	403	257
Class B1, 1.2034% 7/25/37 (d)(i)	153	34
Class B2, 1.8534% 7/25/37 (d)(i)	289	50
Class B3, 4.2534% 7/25/37 (d)(i)	204	31
Class M1, 0.5634% 7/25/37 (d)(i)	137	63
Class M2, 0.5934% 7/25/37 (d)(i)	146	52
Class M3, 0.6234% 7/25/37 (d)(i)	230	75
Class M4, 0.7534% 7/25/37 (d)(i)	273	81
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Class M5, 0.8534% 7/25/37 (d)(i)	$ 188	$ 52
Class M6, 1.0534% 7/25/37 (d)(i)	143	32
Series 2007-4A:
Class B1, 2.8034% 9/25/37 (d)(i)	230	16
Class B2, 3.7034% 9/25/37 (d)(i)	631	38
Class M1, 1.2034% 9/25/37 (d)(i)	220	46
Class M2, 1.3034% 9/25/37 (d)(i)	220	37
Class M4, 1.8534% 9/25/37 (d)(i)	428	56
Class M5, 2.0034% 9/25/37 (d)(i)	428	45
Class M6, 2.2034% 9/25/37 (d)(i)	429	39
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(k)	2,768	90
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(i)(k)	6,645	714
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6934% 3/15/19 (d)(i)	363	265
Class H, 0.9034% 3/15/19 (d)(i)	244	136
Class J, 1.1034% 3/15/19 (d)(i)	183	96
Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (d)(i)	349	252
Class E, 0.5534% 3/15/22 (d)(i)	1,818	1,218
Class F, 0.6034% 3/15/22 (d)(i)	1,115	691
Class G, 0.6534% 3/15/22 (d)(i)	376	214
Class H, 0.8034% 3/15/22 (d)(i)	349	175
Class J, 0.9534% 3/15/22 (d)(i)	349	147
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	376	382
Series 2004-PWR3 Class A3, 4.487% 2/11/41	767	781
Series 2006-T24 Class A1, 4.905% 10/12/41 (i)	916	929
Series 2007-PW17 Class A1, 5.282% 6/11/50	561	571
Series 2007-T26 Class A1, 5.145% 1/12/45 (i)	293	301
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (d)(i)(k)	8,518	37
Series 2003-T12 Class X2, 0.5005% 8/13/39 (d)(i)(k)	33,151	152
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (d)(i)(k)	16,356	267
Series 2007-PW15 Class A1, 5.016% 2/11/44	239	243
Series 2007-PW16:
Class B, 5.717% 6/11/40 (d)(i)	193	83
Class C, 5.717% 6/11/40 (d)(i)	161	62
Class D, 5.717% 6/11/40 (d)(i)	161	55
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.3205% 6/11/50 (d)(i)(k)	$ 112,749	$ 1,451
Series 2007-T28:
Class A1, 5.422% 9/11/42	152	156
Class X2, 0.1749% 9/11/42 (d)(i)(k)	51,855	414
C-BASS Trust floater Series 2006-SC1 Class A, 0.5234% 5/25/36 (d)(i)	407	313
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,418	1,522
Class XCL, 2.1162% 5/15/35 (d)(i)(k)	15,647	360
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5634% 8/15/21 (d)(i)	431	402
Class G, 0.5834% 8/15/21 (d)(i)	273	237
Class H, 0.6234% 8/15/21 (d)(i)	218	179
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,021	1,879
Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	3,753	3,778
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	160	161
Class A2A, 5.237% 12/11/49	1,074	1,096
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,175	1,213
Class C, 5.476% 12/11/49	2,273	409
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.818% 5/15/46 (i)	1,207	1,291
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	905
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4834% 4/15/17 (d)(i)	2,704	2,434
Class C, 0.5234% 4/15/17 (d)(i)	971	845
Class D, 0.5634% 4/15/17 (d)(i)	428	358
Class E, 0.6234% 4/15/17 (d)(i)	136	109
Class F, 0.6634% 4/15/17 (d)(i)	78	57
Class G, 0.8034% 4/15/17 (d)(i)	78	52
Class H, 0.8734% 4/15/17 (d)(i)	78	44
Class J, 1.1034% 4/15/17 (d)(i)	59	28
Series 2005-FL11:
Class C, 0.5534% 11/15/17 (d)(i)	921	866
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class D, 0.5934% 11/15/17 (d)(i)	$ 48	$ 44
Class E, 0.6434% 11/15/17 (d)(i)	170	151
Class F, 0.7034% 11/15/17 (d)(i)	84	72
Class G, 0.7534% 11/15/17 (d)(i)	58	47
Series 2006-FL12 Class AJ, 0.3834% 12/15/20 (d)(i)	1,720	1,496
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	12	12
Series 2006-C8 Class A3, 5.31% 12/10/46	3,439	3,573
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	2,080	2,082
Class AJFX, 5.478% 2/5/19 (d)	2,590	2,564
Series 2004-LBN2 Class X2, 0.8517% 3/10/39 (d)(i)(k)	2,388	5
Series 2006-C8:
Class B, 5.44% 12/10/46	2,090	592
Class XP, 0.4812% 12/10/46 (i)(k)	15,227	204
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49	144	144
Class A3, 5.542% 1/15/49 (i)	2,414	2,481
Series 2007-C3 Class A4, 5.721% 6/15/39 (i)	726	751
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,435	3,671
Series 2006-C5 Class ASP, 0.6706% 12/15/39 (i)(k)	10,256	175
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6034% 4/15/22 (d)(i)	4,306	2,368
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,207	1,250
Series 2002-CP5 Class A1, 4.106% 12/15/35	94	96
Series 2004-C1:
Class A3, 4.321% 1/15/37	243	245
Class A4, 4.75% 1/15/37	562	593
Series 1998-C1 Class D, 7.17% 5/17/40	23	23
Series 2001-CK6 Class AX, 0.8917% 8/15/36 (i)(k)	3,133	18
Series 2001-CKN5 Class AX, 1.963% 9/15/34 (d)(i)(k)	9,113	71
Series 2004-C1 Class ASP, 0.9573% 1/15/37 (d)(i)(k)	34,999	84
Series 2006-C1 Class A3, 5.5465% 2/15/39 (i)	3,187	3,376
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4034% 2/15/22 (d)(i)	$ 457	$ 315
Class C:
0.4234% 2/15/22 (d)(i)	840	496
0.5234% 2/15/22 (d)(i)	300	144
Class F, 0.5734% 2/15/22 (d)(i)	600	258
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	59	60
Series 2007-C1:
Class ASP, 0.4158% 2/15/40 (i)(k)	22,597	241
Class B, 5.487% 2/15/40 (d)(i)	1,845	221
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	430	431
Class G, 6.936% 3/15/33 (d)	794	794
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,557
Series 2001-1 Class X1, 0.99% 5/15/33 (d)(i)(k)	9,372	28
Series 2004-C1 Class X2, 1.1123% 11/10/38 (d)(i)(k)	7,338	7
Series 2007-C1 Class XP, 0.1995% 12/10/49 (i)(k)	24,552	141
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6751% 4/10/40 (d)(i)(k)	7,452	0*
Series 2004-C3 Class X2, 0.6308% 12/10/41 (i)(k)	22,053	116
Series 2005-C1 Class X2, 0.5556% 5/10/43 (i)(k)	4,796	40
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4438% 11/5/21 (d)(i)	454	412
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	179	180
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,414	2,525
Series 2003-C2 Class XP, 0.8817% 1/5/36 (d)(i)(k)	8,904	0*
Series 2005-GG3 Class XP, 0.6907% 8/10/42 (d)(i)(k)	22,356	163
Series 2006-GG7 Class A3, 5.8828% 7/10/38 (i)	1,591	1,728
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(k)	27,796	276
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4934% 6/6/20 (d)(i)	61	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2006-FL8A:
Class D, 0.5334% 6/6/20 (d)(i)	$ 288	$ 258
Class E, 0.6234% 6/6/20 (d)(i)	334	291
Class F, 0.6934% 6/6/20 (d)(i)	376	318
Series 2007-EOP:
Class C, 0.5734% 3/6/20 (d)(i)	1,355	1,220
Class D, 0.6234% 3/6/20 (d)(i)	2,650	2,332
Class F, 0.7334% 3/6/20 (d)(i)	112	97
Class G, 0.7734% 3/6/20 (d)(i)	56	47
Class H, 0.9034% 3/6/20 (d)(i)	44	37
Class J, 1.1034% 3/6/20 (d)(i)	63	53
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	2,840	2,880
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	597	598
Series 2005-GG4 Class XP, 0.7093% 7/10/39 (d)(i)(k)	22,823	231
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,811	1,845
Series 2007-GG10:
Class A1, 5.69% 8/10/45	123	125
Class A2, 5.778% 8/10/45	575	593
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9167% 1/15/38 (d)(i)(k)	2,169	4
Series 2004-CB8 Class X2, 1.0315% 1/12/39 (d)(i)(k)	2,168	6
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4234% 11/15/18 (d)(i)	889	782
Class C, 0.4634% 11/15/18 (d)(i)	632	537
Class D, 0.4834% 11/15/18 (d)(i)	213	175
Class E, 0.5334% 11/15/18 (d)(i)	231	185
Class F, 0.5834% 11/15/18 (d)(i)	346	270
Class G, 0.6134% 11/15/18 (d)(i)	300	225
Class H, 0.7534% 11/15/18 (d)(i)	231	168
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	573	600
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (i)	1,695	1,765
Series 2007-LDP10 Class A1, 5.122% 1/15/49	28	29
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	7,870	8,025
Class A3, 5.412% 1/15/49	3,322	3,465
Series 2005-CB13 Class E, 5.3509% 1/12/43 (d)(i)	611	48
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2006-CB17 Class A3, 5.45% 12/12/43	$ 344	$ 355
Series 2007-CB19:
Class B, 5.7421% 2/12/49 (i)	103	38
Class C, 5.7421% 2/12/49 (i)	270	94
Class D, 5.7421% 2/12/49 (i)	284	86
Series 2007-LDP10 Class ES, 5.5411% 1/15/49 (d)(i)	624	41
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	423	426
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	406	407
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	195	196
Series 2006-C1 Class A2, 5.084% 2/15/31	309	311
Series 2006-C3 Class A1, 5.478% 3/15/32	14	14
Series 2006-C6 Class A1, 5.23% 9/15/39	115	115
Series 2006-C7:
Class A1, 5.279% 11/15/38	415	420
Class A2, 5.3% 11/15/38	1,328	1,357
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	127	130
Class A4, 5.424% 2/15/40	156	165
Series 2007-C2 Class A3, 5.43% 2/15/40	582	605
Series 2000-C5 Class E, 7.29% 12/15/32	84	84
Series 2001-C3 Class B, 6.512% 6/15/36	2,333	2,390
Series 2001-C7 Class D, 6.514% 11/15/33	1,328	1,360
Series 2004-C2 Class XCP, 1.0453% 3/15/36 (d)(i)(k)	16,374	47
Series 2004-C4 Class A2, 4.567% 6/15/29 (i)	149	150
Series 2005-C3 Class XCP, 0.7546% 7/15/40 (i)(k)	3,736	37
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (i)(k)	5,562	100
Series 2007-C1:
Class C, 5.533% 2/15/40 (i)	2,655	1,123
Class D, 5.563% 2/15/40 (i)	483	174
Class E, 5.582% 2/15/40 (i)	241	65
Class XCP, 0.477% 2/15/40 (i)(k)	2,758	29
Series 2007-C7 Class XCP, 0.29% 9/15/45 (i)(k)	92,624	969
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4834% 9/15/21 (d)(i)	387	294
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class E, 0.5434% 9/15/21 (d)(i)	$ 1,395	$ 1,032
Class F, 0.5934% 9/15/21 (d)(i)	515	371
Class G, 0.6134% 9/15/21 (d)(i)	1,017	712
Class H, 0.6534% 9/15/21 (d)(i)	263	168
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	161	161
Series 2007-C1 Class A1, 4.533% 6/12/50	205	206
Series 2005-CKI1 Class A3, 5.2413% 11/12/37 (i)	1,982	2,050
Series 2005-LC1 Class F, 5.3852% 1/12/44 (d)(i)	1,050	528
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3763% 12/12/49 (i)	559	544
sequential payer:
Series 2006-1 CLass A3, 5.4657% 2/12/39 (i)	1,284	1,343
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	1,037	1,094
Series 2007-5:
Class A1, 4.275% 8/12/48	17	17
Class A3, 5.364% 8/12/48	471	483
Class A4, 5.378% 8/12/48	48	49
Class B, 5.479% 2/12/17	3,621	574
Series 2007-6 Class A1, 5.175% 3/12/51	52	53
Series 2007-8 Class A1, 4.622% 8/12/49	239	243
Series 2007-9 Class A4, 5.7% 9/12/49	315	328
Series 2006-4 Class XP, 0.6252% 12/12/49 (i)(k)	25,470	461
Series 2007-6 Class B, 5.635% 3/12/51 (i)	1,207	368
Series 2007-7 Class B, 5.75% 6/12/50	105	18
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.454% 7/15/19 (d)(i)	370	44
Class G, 0.614% 7/15/19 (d)(i)	342	318
Series 2007-XCLA Class A1, 0.454% 7/17/17 (d)(i)	1,086	785
Series 2007-XLCA Class B, 0.754% 7/17/17 (d)(i)	1,279	150
Series 2007-XLFA:
Class C, 0.414% 10/15/20 (d)(i)	693	298
Class D, 0.444% 10/15/20 (d)(i)	300	108
Class E, 0.504% 10/15/20 (d)(i)	376	79
Class F, 0.554% 10/15/20 (d)(i)	225	32
Class G, 0.594% 10/15/20 (d)(i)	279	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class H, 0.684% 10/15/20 (d)(i)	$ 176	$ 11
Class J, 0.834% 10/15/20 (d)(i)	200	8
Class MHRO, 0.944% 10/15/20 (d)(i)	416	104
Class MJPM, 1.254% 10/15/20 (d)(i)	126	95
Class MSTR, 0.954% 10/15/20 (d)(i)	235	59
Class NHRO, 1.144% 10/15/20 (d)(i)	630	94
Class NSTR, 1.104% 10/15/20 (d)(i)	217	33
sequential payer:
Series 2003-IQ5 Class X2, 0.9113% 4/15/38 (d)(i)(k)	3,322	23
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,792	1,846
Series 2006-T23 Class A1, 5.682% 8/12/41	279	282
Series 2007-HQ11 Class A1, 5.246% 2/12/44	138	140
Series 2007-IQ13 Class A1, 5.05% 3/15/44	230	233
Series 2007-IQ14 Class A1, 5.38% 4/15/49	571	583
Series 2007-T25 Class A1, 5.391% 11/12/49	183	187
Series 2003-IQ6 Class X2, 0.5796% 12/15/41 (d)(i)(k)	7,809	45
Series 2005-IQ9 Class X2, 1.0925% 7/15/56 (d)(i)(k)	13,431	156
Series 2006-HQ10 Class X2, 0.4955% 11/12/41 (d)(i)(k)	7,033	73
Series 2006-HQ8 Class A3, 5.4406% 3/12/44 (i)	1,872	1,900
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,207	440
Series 2006-T23 Class A3, 5.8053% 8/12/41 (i)	616	663
Series 2007-XLC1:
Class C, 0.854% 7/17/17 (d)(i)	1,715	47
Class D, 0.954% 7/17/17 (d)(i)	808	10
Class E, 1.054% 7/17/17 (d)(i)	656	8
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	0*	0*
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	1,095	1,220
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	123	126
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,026	1,043
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4534% 1/15/18 (d)(i)	575	552
Series 2006-WL7A:
Class E, 0.5363% 9/15/21 (d)(i)	867	555
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A
Class F, 0.5963% 8/11/18 (d)(i)	$ 846	$ 401
Class G, 0.6163% 8/11/18 (d)(i)	801	371
Class J, 0.8563% 8/11/18 (d)(i)	178	55
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (d)(i)	99	59
Class AP2, 1.0534% 6/15/20 (d)(i)	165	91
Class F, 0.7334% 6/15/20 (d)(i)	2,422	1,211
Class LXR1, 0.9534% 6/15/20 (d)(i)	148	104
Class LXR2, 1.0534% 6/15/20 (d)(i)	1,651	1,073
sequential payer:
Series 2006-C27 Class A2, 5.624% 7/15/45	995	1,013
Series 2006-C29:
Class A1, 5.11% 11/15/48	404	409
Class A3, 5.313% 11/15/48	3,206	3,414
Series 2007-C30:
Class A1, 5.031% 12/15/43	29	29
Class A3, 5.246% 12/15/43	1,036	1,050
Class A4, 5.305% 12/15/43	355	356
Class A5, 5.342% 12/15/43	1,291	1,295
Series 2007-C31 Class A1, 5.14% 4/15/47	106	107
Series 2007-C32:
Class A2, 5.739% 6/15/49 (i)	1,448	1,500
Class A3, 5.744% 6/15/49 (i)	2,049	2,115
Series 2003-C9 Class XP, 0.4498% 12/15/35 (d)(i)(k)	3,930	0*
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(i)	928	891
Class 180B, 5.3979% 10/15/41 (d)(i)	422	397
Series 2005-C22 Class F, 5.3588% 12/15/44 (d)(i)	2,013	829
Series 2006-C29 Class E, 5.516% 11/15/48 (i)	1,207	383
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	3,621	619
Class XP, 0.4396% 12/15/43 (d)(i)(k)	13,405	176
Series 2007-C31 Class C, 5.6934% 4/15/47 (i)	332	72
Series 2007-C31A Class A2, 5.421% 4/15/47	5,557	5,718
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9025% 2/15/51 (i)	799	832
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $158,976)		193,077
Municipal Securities - 0.3%
	Principal Amount (000s)	Value (000s)
California Gen. Oblig. 5.25% 4/1/14	$ 9,000	$ 9,499
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	6,094	6,181
TOTAL MUNICIPAL SECURITIES (Cost $15,127)		15,680
Foreign Government and Government Agency Obligations - 0.8%

Chilean Republic 7.125% 1/11/12	3,362	3,564
Ontario Province 2.7% 6/16/15	36,000	37,348
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,479)		40,912
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $248)	267	290
Bank Notes - 0.3%

National City Bank, Cleveland 0.3969% 3/1/13 (i) (Cost $11,410)	12,421	12,311
Fixed-Income Funds - 3.8%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (j)	1,242,179	135,447
Fidelity Specialized High Income Central Fund (j)	468,762	46,801
TOTAL FIXED-INCOME FUNDS (Cost $170,929)		182,248
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (i)	1,162	1,008
MUFG Capital Finance 1 Ltd. 6.346% (i)	4,211	4,304
TOTAL PREFERRED SECURITIES (Cost $3,246)		5,312
Cash Equivalents - 2.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $137,338)	137,339	$ 137,338
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $4,594,074)		4,866,880
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(74,713)
NET ASSETS - 100%		$ 4,792,167
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $176,000)(h)

	Sept. 2037	$ 576	$ (539)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34(g)	August 2034	409	(227)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34(g)	Oct. 2034	499	(208)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C)(g)	Dec. 2034	1,282	(1,249)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1)(g)

	April 2032	$ 184	$ (108)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(g)	Feb. 2034	4	(4)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1)(g)	Oct. 2034	550	(208)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(g)	Sept. 2034	191	(145)
		$ 3,695	$ (2,688)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $477,070,000 or 10.0% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $48,156,000 or 1.0% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,382,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amounts represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$137,338,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 11,990
Barclays Capital, Inc.	23,898
J.P. Morgan Securities, Inc.	7,335
Merrill Lynch Government Securities, Inc.	13,236
Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,700
Mizuho Securities USA, Inc.	66,179
$ 137,338
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Corporate Bond 1-10 Year Central Fund	$ 1,593
Fidelity Specialized High Income Central Fund	806
Total	$ 2,399
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 135,609	$ -	$ -	$ 135,447	6.7%
Fidelity Specialized High Income Central Fund	45,200	806	-	46,801	10.3%
Total	$ 180,809	$ 806	$ -	$ 182,248
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,448,078	$ -	$ 1,448,078	$ -
U.S. Government and Government Agency Obligations	2,135,845	-	2,135,845	-
U.S. Government Agency - Mortgage Securities	281,202	-	281,202	-
Asset-Backed Securities	310,456	-	301,860	8,596
Collateralized Mortgage Obligations	104,131	-	103,722	409
Commercial Mortgage Securities	193,077	-	173,996	19,081
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 15,680	$ -	$ 15,680	$ -
Foreign Government and Government Agency Obligations	40,912	-	40,912	-
Supranational Obligations	290	-	290	-
Bank Notes	12,311	-	12,311	-
Fixed-Income Funds	182,248	182,248	-	-
Preferred Securities	5,312	-	5,312	-
Cash Equivalents	137,338	-	137,338	-
Total Investments in Securities:	$ 4,866,880	$ 182,248	$ 4,656,546	$ 28,086
Derivative Instruments:
Liabilities
Swap Agreements	$ (2,688)	$ -	$ (1,082)	$ (1,606)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 43,868
Total Realized Gain (Loss)	(305)
Total Unrealized Gain (Loss)	1,602
Cost of Purchases	964
Proceeds of Sales	(969)
Amortization/Accretion	295
Transfers in to Level 3	3,793
Transfers out of Level 3	(21,162)
Ending Balance	$ 28,086
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 1,060
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,523)
Total Unrealized Gain (Loss)	249
Transfers in to Level 3	-
Transfers out of Level 3	668
Ending Balance	$ (1,606)
Realized gain (loss) on Swap Agreements for the period	$ (153)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2010	$ 249

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $4,734,425,000. Net unrealized appreciation aggregated $132,455,000, of which $157,165,000 related to appreciated investment securities and $24,710,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $3,695,000 representing 0.08% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Bond Index
U.S. Bond Index
Class F

November 30, 2010

1.810715.106

UBI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,542	$ 5,749
5.875% 3/15/11	2,058	2,089
		7,838
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,667
6.3% 3/1/38	7,045	8,352
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,154
5.3% 9/15/19	2,000	2,188
		15,361
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	10,000	8,871
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,925
Comcast Cable Communications, Inc. 6.75% 1/30/11	506	511
Comcast Corp.:
4.95% 6/15/16	1,862	2,053
5.5% 3/15/11	378	383
5.7% 5/15/18	2,940	3,310
5.7% 7/1/19	8,500	9,534
6.4% 3/1/40	1,000	1,066
6.55% 7/1/39	3,000	3,248
COX Communications, Inc. 4.625% 6/1/13	4,425	4,763
NBC Universal, Inc. 6.4% 4/30/40 (b)	3,000	3,191
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,733
News America, Inc.:
5.3% 12/15/14	868	975
5.65% 8/15/20	1,000	1,157
6.15% 3/1/37	3,955	4,140
6.9% 3/1/19	2,110	2,609
6.9% 8/15/39	2,000	2,281
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,344
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,578
5.85% 5/1/17	5,801	6,621
6.2% 7/1/13	2,302	2,577
6.75% 7/1/18	1,162	1,378
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
7.3% 7/1/38	$ 4,000	$ 4,688
8.75% 2/14/19	2,368	3,078
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,157
5.875% 11/15/16	2,131	2,454
6.5% 11/15/36	5,724	6,271
Viacom, Inc.:
4.375% 9/15/14	2,000	2,142
5.625% 9/15/19	1,000	1,146
6.125% 10/5/17	5,420	6,296
6.75% 10/5/37	1,865	2,120
Walt Disney Co. 5.5% 3/15/19	2,000	2,346
		100,075
Multiline Retail - 0.0%
Nordstrom, Inc. 4.75% 5/1/20	2,000	2,099
Target Corp. 3.875% 7/15/20	3,000	3,074
		5,173
Specialty Retail - 0.2%
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,176
5.8% 4/15/40	2,000	2,145
Staples, Inc. 9.75% 1/15/14	10,000	12,268
		16,589
TOTAL CONSUMER DISCRETIONARY		153,907
CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	2,073	2,421
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,120
5.75% 10/23/17	5,185	6,046
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,875
4.875% 11/1/40	2,300	2,252
7.9% 11/1/18	6,000	7,927
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
The Coca-Cola Co.:
1.5% 11/15/15	$ 3,770	$ 3,687
3.15% 11/15/20	3,700	3,589
		37,917
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.125% 9/15/39	1,000	1,087
6.302% 6/1/37 (f)	5,809	5,511
Kroger Co. 3.9% 10/1/15	9,000	9,680
Safeway, Inc. 5% 8/15/19	1,000	1,066
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,606
5.625% 4/1/40	2,000	2,159
6.5% 8/15/37	8,275	9,899
		40,008
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,508
General Mills, Inc. 5.65% 2/15/19	13,501	15,492
Kellogg Co. 4.45% 5/30/16	2,000	2,206
Kraft Foods, Inc.:
5.625% 11/1/11	3,626	3,782
6% 2/11/13	7,895	8,716
6.125% 2/1/18	5,497	6,471
6.75% 2/19/14	535	620
6.875% 2/1/38	3,250	3,866
		45,661
Household Products - 0.1%
Procter & Gamble Co.:
1.8% 11/15/15	5,000	4,970
3.15% 9/1/15	4,500	4,799
		9,769
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	6,065	8,146
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,140
4.875% 5/16/13	8,937	9,759
5.65% 5/16/18	6,789	7,931
6.375% 5/16/38	1,450	1,693
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 2,899	$ 3,302
7.25% 6/15/37	7,220	7,672
		40,643
TOTAL CONSUMER STAPLES		173,998
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	1,992
Halliburton Co.:
6.15% 9/15/19	2,000	2,346
7.45% 9/15/39	1,500	1,915
Rowan Companies, Inc. 7.875% 8/1/19	500	592
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,848
5.15% 3/15/13	2,255	2,398
7% 3/15/38	5,580	5,986
		17,077
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	1,892
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,366
6.45% 9/15/36	2,675	2,587
Apache Corp. 5.1% 9/1/40	3,000	2,924
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,102
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,810
5.7% 5/15/17	1,148	1,329
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,310
ConocoPhillips:
4.6% 1/15/15	3,000	3,336
5.75% 2/1/19	2,902	3,423
6.5% 2/1/39	7,529	9,108
Devon Energy Corp. 5.625% 1/15/14	2,321	2,602
Duke Energy Field Services 6.875% 2/1/11	2,291	2,313
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,010
Enbridge Energy Partners LP:
5.875% 12/15/16	1,000	1,147
6.5% 4/15/18	1,000	1,166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14	$ 2,861	$ 3,216
Enterprise Products Operating LP:
4.6% 8/1/12	5,000	5,256
5.6% 10/15/14	1,937	2,158
5.65% 4/1/13	690	747
6.65% 4/15/18	2,000	2,346
7.55% 4/15/38	2,000	2,396
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,142
EQT Corp. 8.125% 6/1/19	1,000	1,206
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,426
6.55% 9/15/40	3,000	3,121
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,362
Nexen, Inc.:
5.05% 11/20/13	3,809	4,135
5.2% 3/10/15	900	986
5.875% 3/10/35	3,710	3,710
Petro-Canada:
6.05% 5/15/18	3,650	4,214
6.8% 5/15/38	8,445	9,631
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,987
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,090
5.75% 1/15/20	1,000	1,084
6.125% 1/15/17	1,795	2,012
6.65% 1/15/37	2,795	2,901
Shell International Finance BV 1.875% 3/25/13	7,000	7,139
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,194
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,576
5.1% 8/17/40	2,000	2,054
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,068
6.85% 6/1/39	2,000	2,327
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,112
TransCanada PipeLines Ltd. 3.4% 6/1/15	1,000	1,059
Valero Energy Corp. 6.625% 6/15/37	3,620	3,586
XTO Energy, Inc.:
5% 1/31/15	1,733	1,968
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16	$ 1,189	$ 1,400
5.9% 8/1/12	4,410	4,796
		170,830
TOTAL ENERGY		187,907
FINANCIALS - 6.7%
Capital Markets - 1.5%
Bear Stearns Companies, Inc.:
5.3% 10/30/15	1,159	1,278
6.95% 8/10/12	1,338	1,466
BlackRock, Inc. 6.25% 9/15/17	8,365	9,653
Goldman Sachs Group, Inc.:
3.625% 8/1/12	1,500	1,555
3.7% 8/1/15	7,848	8,014
5.45% 11/1/12	3,733	4,016
5.625% 1/15/17	7,000	7,370
6.15% 4/1/18	1,951	2,135
6.75% 10/1/37	24,510	24,537
7.5% 2/15/19	1,741	2,028
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	14,451
Lazard Group LLC:
6.85% 6/15/17	3,804	4,039
7.125% 5/15/15	1,364	1,500
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	11,499
6.4% 8/28/17	3,140	3,365
6.875% 4/25/18	6,991	7,675
Morgan Stanley:
4.2% 11/20/14	7,250	7,501
4.75% 4/1/14	4,287	4,454
5.45% 1/9/17	236	247
5.625% 9/23/19	2,000	2,032
5.95% 12/28/17	5,745	6,063
6% 5/13/14	3,242	3,534
6% 4/28/15	5,666	6,166
6.625% 4/1/18	5,055	5,520
7.3% 5/13/19	3,000	3,368
Northern Trust Corp. 5.5% 8/15/13	2,607	2,911
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Royal Bank of Scotland PLC 4.875% 3/16/15	$ 5,000	$ 5,167
State Street Corp. 4.3% 5/30/14	1,940	2,110
The Bank of New York, Inc.:
4.3% 5/15/14	6,000	6,527
4.95% 11/1/12	3,828	4,125
5.45% 5/15/19	2,000	2,264
UBS AG Stamford Branch:
3.875% 1/15/15	2,000	2,099
5.75% 4/25/18	1,700	1,881
5.875% 12/20/17	3,500	3,908
		174,458
Commercial Banks - 1.2%
American Express Bank FSB 6% 9/13/17	615	700
Bank of America NA:
5.3% 3/15/17	3,500	3,543
6% 10/15/36	2,419	2,263
Barclays Bank PLC 5.2% 7/10/14	2,000	2,187
BB&T Capital Trust IV 6.82% 6/12/77 (f)	3,510	3,466
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,005
Comerica, Inc. 3% 9/16/15	1,268	1,273
Credit Suisse New York Branch:
5% 5/15/13	9,285	10,040
6% 2/15/18	15,651	17,059
Export-Import Bank of Korea:
5.125% 2/14/11	2,892	2,914
5.5% 10/17/12	2,235	2,372
Fifth Third Bancorp:
4.5% 6/1/18	824	811
8.25% 3/1/38	2,079	2,387
Fifth Third Bank 4.75% 2/1/15	3,422	3,606
HSBC Holdings PLC 6.5% 9/15/37	10,000	10,285
JPMorgan Chase Bank 6% 10/1/17	7,075	7,948
KeyBank NA:
5.8% 7/1/14	1,109	1,206
7% 2/1/11	1,113	1,123
PNC Funding Corp. 6.7% 6/10/19	2,500	2,932
Rabobank Nederland NV 2.125% 10/13/15	1,000	986
Regions Bank 7.5% 5/15/18	2,000	1,928
Royal Bank of Canada 2.625% 12/15/15	3,000	3,087
SVB Financial Group 5.375% 9/15/20	396	395
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp 3.15% 3/4/15	$ 5,000	$ 5,248
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(f)	2,905	2,854
UnionBanCal Corp. 5.25% 12/16/13	656	716
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,494
6.6% 1/15/38	10,000	10,894
Wachovia Corp.:
5.5% 5/1/13	14,000	15,323
5.625% 10/15/16	3,367	3,774
5.75% 6/15/17	2,905	3,252
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,691
Westpac Banking Corp.:
2.25% 11/19/12	2,200	2,255
4.875% 11/19/19	1,100	1,177
		137,194
Consumer Finance - 0.9%
American Express Co.:
7.25% 5/20/14	1,500	1,726
8.15% 3/19/38	8,500	11,366
American Express Credit Corp. 2.75% 9/15/15	5,000	4,940
Capital One Bank USA NA 8.8% 7/15/19	2,020	2,511
Capital One Financial Corp.:
5.7% 9/15/11	2,000	2,071
7.375% 5/23/14	1,578	1,822
Caterpillar Financial Services Corp. 2% 4/5/13	8,104	8,287
Discover Financial Services:
6.45% 6/12/17	2,263	2,413
10.25% 7/15/19	1,000	1,254
General Electric Capital Corp.:
2.25% 11/9/15	6,228	6,033
3.5% 6/29/15	23,772	24,565
5.625% 9/15/17	7,044	7,755
5.625% 5/1/18	15,000	16,341
6.375% 11/15/67 (f)	9,000	8,888
Household Finance Corp. 6.375% 10/15/11	1,842	1,925
HSBC Finance Corp. 5.25% 1/14/11	1,296	1,302
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
ORIX Corp. 5.48% 11/22/11	$ 381	$ 392
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,041
		105,632
Diversified Financial Services - 1.7%
Bank of America Corp. 5.75% 12/1/17	4,835	5,006
BB&T Corp. 3.85% 7/27/12	1,000	1,043
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	2,000	2,043
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,091
3.125% 10/1/15	2,500	2,514
3.875% 3/10/15	2,000	2,081
4.5% 10/1/20	2,000	2,030
4.75% 3/10/19	1,000	1,048
Capital One Capital V 10.25% 8/15/39	3,557	3,762
Capital One Capital VI 8.875% 5/15/40	1,000	1,045
Citigroup, Inc.:
4.75% 5/19/15	15,244	15,899
5.5% 4/11/13	13,899	14,898
6.125% 5/15/18	5,731	6,245
6.5% 1/18/11	1,295	1,305
6.5% 8/19/13	6,095	6,722
8.125% 7/15/39	8,000	9,703
8.5% 5/22/19	2,000	2,446
CME Group, Inc. 5.75% 2/15/14	501	564
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,083
3.875% 8/18/14	5,000	5,313
Export Development Canada 1.25% 10/27/15	3,000	2,948
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,073
6.375% 5/15/38	7,218	8,630
JPMorgan Chase & Co.:
3.4% 6/24/15	9,372	9,576
3.7% 1/20/15	5,000	5,191
4.65% 6/1/14	4,000	4,325
5.5% 10/15/40	5,700	5,683
6.3% 4/23/19	10,000	11,433
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	3,100	3,173
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Kreditanstalt fuer Wiederaufbau: - continued
4% 1/27/20	$ 3,000	$ 3,256
4.875% 6/17/19	25,000	28,915
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,091
3.875% 9/16/15	4,000	4,281
TECO Finance, Inc. 4% 3/15/16	2,875	2,998
		193,414
Insurance - 0.7%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,406
Allstate Corp. 7.45% 5/16/19	3,000	3,715
American International Group, Inc.:
3.65% 1/15/14	3,700	3,699
5.05% 10/1/15	3,000	3,056
5.85% 1/16/18	2,000	2,010
6.4% 12/15/20	2,900	2,892
8.25% 8/15/18	4,000	4,540
Assurant, Inc. 5.625% 2/15/14	1,894	1,999
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	594
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,134
MetLife, Inc.:
2.375% 2/6/14	3,000	3,033
5% 6/15/15	1,153	1,265
6.125% 12/1/11	981	1,030
7.717% 2/15/19	9,000	11,166
Prudential Financial, Inc.:
5.15% 1/15/13	2,146	2,299
5.4% 6/13/35	447	415
5.5% 3/15/16	421	461
5.7% 12/14/36	380	371
6.2% 1/15/15	1,340	1,507
7.375% 6/15/19	3,000	3,594
8.875% 6/15/38 (f)	2,944	3,386
The Chubb Corp.:
5.75% 5/15/18	4,175	4,749
6.5% 5/15/38	3,510	4,048
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	9,370
		77,739
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	$ 527	$ 571
Developers Diversified Realty Corp. 5.25% 4/15/11	2,410	2,438
HRPT Properties Trust:
5.75% 11/1/15	881	930
6.25% 6/15/17	1,221	1,283
6.65% 1/15/18	612	655
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,159
		7,036
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,032
Digital Realty Trust LP 4.5% 7/15/15 (b)	2,000	2,053
Duke Realty LP:
5.4% 8/15/14	5,172	5,505
5.625% 8/15/11	2,929	2,996
5.95% 2/15/17	630	671
6.25% 5/15/13	1,000	1,079
6.5% 1/15/18	1,000	1,092
ERP Operating LP 5.5% 10/1/12	3,403	3,659
Liberty Property LP:
4.75% 10/1/20	1,000	1,021
5.125% 3/2/15	840	914
5.5% 12/15/16	1,000	1,105
Mack-Cali Realty LP 7.75% 2/15/11	967	981
Regency Centers LP:
5.25% 8/1/15	2,113	2,253
5.875% 6/15/17	1,046	1,148
Tanger Properties LP:
6.125% 6/1/20	4,408	4,846
6.15% 11/15/15	24	27
		30,382
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.7% 9/1/15	1,460	1,441
4.5% 4/1/15	5,840	5,986
5.65% 5/1/18	8,539	8,750
6.5% 8/1/16	15,000	16,287
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
U.S. Central Federal Credit Union:
1.25% 10/19/11	$ 1,500	$ 1,512
1.9% 10/19/12	1,500	1,535
		35,511
TOTAL FINANCIALS		761,366
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,421
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,256
Hospira, Inc. 6.4% 5/15/15	2,000	2,316
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,071
		6,643
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,750
6.3% 8/15/14	3,584	3,787
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,120
6.25% 6/15/14	2,000	2,273
7.25% 6/15/19	2,000	2,448
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,022
		14,400
Pharmaceuticals - 0.5%
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,359
6.45% 9/15/37	3,250	3,901
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,392
Merck & Co., Inc.:
4% 6/30/15	3,000	3,293
5% 6/30/19	5,970	6,814
5.85% 6/30/39	1,000	1,150
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,954
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,574
6.2% 3/15/19	4,000	4,849
7.2% 3/15/39	3,000	3,971
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	$ 949	$ 1,092
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,087
6.125% 8/15/19	1,000	1,146
		54,582
TOTAL HEALTH CARE		79,046
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
Raytheon Co.:
1.625% 10/15/15	1,000	982
3.125% 10/15/20	2,000	1,912
4.875% 10/15/40	1,000	970
The Boeing Co.:
5% 3/15/14	3,000	3,348
6% 3/15/19	1,000	1,189
6.875% 3/15/39	1,000	1,236
United Technologies Corp.:
4.5% 4/15/20	4,000	4,362
5.7% 4/15/40	2,000	2,213
6.125% 2/1/19	4,000	4,841
		21,053
Airlines - 0.0%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	63	64
Continental Airlines, Inc.:
6.648% 3/15/19	2,794	2,929
6.9% 7/2/19	809	864
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	335	356
		4,213
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,496
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.45% 10/15/12	613	664
6% 10/15/17	2,902	3,405
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Covidien International Finance SA: - continued
6.55% 10/15/37	$ 4,250	$ 5,093
General Electric Co. 5.25% 12/6/17	18,540	20,276
		29,438
Machinery - 0.1%
Caterpillar, Inc. 5.3% 9/15/35	7,000	7,327
Deere & Co.:
4.375% 10/16/19	2,000	2,164
5.375% 10/16/29	1,000	1,075
		10,566
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,397
CSX Corp. 7.375% 2/1/19	10,000	12,480
Norfolk Southern Corp. 5.75% 1/15/16	10,000	11,498
		29,375
TOTAL INDUSTRIALS		99,141
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,155
4.45% 1/15/20	2,000	2,160
4.95% 2/15/19	3,479	3,907
5.9% 2/15/39	12,416	13,792
Nokia Corp.:
5.375% 5/15/19	1,000	1,092
6.625% 5/15/39	1,000	1,082
		25,188
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	2,000	2,234
Hewlett-Packard Co. 4.75% 6/2/14	8,300	9,205
		11,439
Electronic Equipment & Components - 0.1%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,113
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,243
6% 10/1/12	3,840	4,117
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,682
7.125% 10/1/37	2,475	2,913
		14,068
IT Services - 0.2%
International Business Machines Corp. 7.625% 10/15/18	13,000	17,052
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,065
5.5% 5/15/12	1,586	1,676
5.625% 12/15/19	1,000	1,106
8.25% 5/15/14	3,902	4,644
		8,491
Software - 0.1%
Microsoft Corp.:
2.95% 6/1/14	2,000	2,105
4.2% 6/1/19	2,000	2,173
Oracle Corp.:
5.375% 7/15/40 (b)	4,000	4,130
5.75% 4/15/18	7,400	8,601
		17,009
TOTAL INFORMATION TECHNOLOGY		93,247
MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,034
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,600
5.9% 2/15/15	2,500	2,803
7.6% 5/15/14	3,000	3,504
8.55% 5/15/19	3,000	3,783
9.4% 5/15/39	3,000	4,213
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,234
4.625% 1/15/20	3,000	3,254
Lubrizol Corp. 8.875% 2/1/19	919	1,168
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	$ 2,000	$ 2,102
4.875% 3/30/20	1,500	1,599
Praxair, Inc. 3.25% 9/15/15	3,200	3,376
		41,670
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,000
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,333
6.8% 8/1/19	3,000	3,528
		6,861
Metals & Mining - 0.3%
ArcelorMittal SA 9.85% 6/1/19	2,000	2,530
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	2,062
5.5% 4/1/14	2,500	2,801
6.5% 4/1/19	2,500	3,044
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,117
6.25% 10/1/39	1,600	1,784
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	1,398	1,663
7.125% 7/15/28	2,000	2,439
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,749
6.25% 1/23/17	9,395	10,666
		34,855
TOTAL MATERIALS		85,386
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,943
AT&T, Inc.:
5.8% 2/15/19	4,000	4,663
6.3% 1/15/38	838	891
6.7% 11/15/13	1,162	1,335
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,002	3,676
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC:
9.375% 12/15/10 (a)	$ 2,692	$ 2,699
9.875% 12/15/30	4,515	6,007
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,202
7.6% 9/15/39	2,500	2,507
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,652
5.875% 8/20/13	10,000	11,129
6.75% 8/20/18	3,595	4,362
France Telecom SA:
2.125% 9/16/15	1,000	994
5.375% 7/8/19	4,000	4,533
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,381
5.875% 2/1/12	2,707	2,863
5.875% 8/15/12	968	1,049
6.15% 9/15/34	5,270	5,482
6.45% 6/15/34	11,795	12,718
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,322
5.25% 10/1/15	4,571	4,847
6.999% 6/4/18	1,776	1,975
7.175% 6/18/19	6,000	6,751
Telefonica Emisiones SAU:
4.949% 1/15/15	3,000	3,187
5.877% 7/15/19	2,000	2,134
6.421% 6/20/16	1,151	1,300
7.045% 6/20/36	2,600	2,784
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,419
6.35% 4/1/19	6,000	7,173
6.9% 4/15/38	6,025	7,092
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,329
Verizon New England, Inc. 6.5% 9/15/11	882	920
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,816
		129,135
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 6.125% 11/15/37	8,365	9,068
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	10,994
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	$ 4,500	$ 4,865
5.875% 10/1/19	2,905	3,229
6.35% 3/15/40	1,000	1,037
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,624
8.5% 11/15/18	3,486	4,712
Vodafone Group PLC:
3.375% 11/24/15	1,000	1,038
5% 12/16/13	2,275	2,491
5.45% 6/10/19	6,000	6,803
5.5% 6/15/11	2,735	2,805
		49,666
TOTAL TELECOMMUNICATION SERVICES		178,801
UTILITIES - 1.7%
Electric Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,858
AmerenUE 6.4% 6/15/17	2,959	3,399
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,502
8.875% 11/15/18	2,000	2,609
Commonwealth Edison Co.:
5.4% 12/15/11	6,418	6,720
5.8% 3/15/18	9,945	11,501
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	4,980
6% 1/15/38	3,450	3,918
Duke Energy Corp. 3.95% 9/15/14	4,500	4,807
Edison International 3.75% 9/15/17	3,000	3,062
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,489
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,893
Nevada Power Co. 6.5% 8/1/18	1,555	1,853
Northern States Power Co. 5.25% 3/1/18	10,500	11,947
Oncor Electric Delivery Co. LLC 5% 9/30/17 (b)	2,705	2,948
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	4,062
PacifiCorp 6% 1/15/39	6,193	6,966
Pennsylvania Electric Co. 6.05% 9/1/17	757	843
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,473
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	$ 42	$ 41
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,850
6% 12/1/39	3,200	3,478
7.1% 3/1/11	3,353	3,407
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,066
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,695
Tampa Electric Co.:
6.15% 5/15/37	6,260	6,801
6.55% 5/15/36	5,500	6,307
Virginia Electric & Power Co. 5% 6/30/19	5,000	5,606
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,572
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,118
		123,771
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	476
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,071	3,071
		3,547
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,273
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,666
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,444
		11,383
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,308
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,143
5.5% 12/1/39	2,500	2,602
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,002
4.75% 12/15/10	3,894	3,898
6.3% 9/30/66 (f)	1,000	968
7.5% 6/30/66 (f)	1,000	1,040
DTE Energy Co. 7.05% 6/1/11	974	1,004
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,341
5.875% 10/1/12	2,893	3,139
6.5% 9/15/37	7,605	8,813
National Grid PLC 6.3% 8/1/16	1,463	1,711
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.25% 9/15/17	$ 835	$ 894
5.4% 7/15/14	1,334	1,476
5.45% 9/15/20	5,111	5,476
6.4% 3/15/18	1,532	1,744
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	927
Sempra Energy:
6% 10/15/39	1,000	1,076
6.5% 6/1/16	3,000	3,559
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,228	4,143
		51,264
TOTAL UTILITIES		189,965
TOTAL NONCONVERTIBLE BONDS (Cost $1,802,574)		2,002,764
U.S. Government and Government Agency Obligations - 42.4%

U.S. Government Agency Obligations - 7.4%
Fannie Mae:
0.375% 12/28/12	78,990	78,581
0.5% 10/30/12	23,650	23,612
0.75% 12/18/13	9,352	9,297
1% 4/4/12	41,600	41,879
1.25% 8/20/13	9,624	9,730
1.75% 2/22/13	22,745	23,292
2% 1/9/12	3,050	3,101
2.5% 5/15/14	18,484	19,356
2.75% 3/13/14	63,630	67,204
3.625% 2/12/13	55,295	58,878
5% 2/16/12	13,565	14,295
Federal Farm Credit Bank 3% 9/22/14	50,000	53,247
Federal Home Loan Bank:
1.625% 11/21/12	78,670	80,224
1.875% 6/21/13	38,900	40,001
Freddie Mac:
0.375% 11/30/12	36,764	36,585
1.125% 7/27/12	52,840	53,350
1.75% 9/10/15	20,385	20,457
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
2.125% 3/23/12	$ 17,776	$ 18,147
3.75% 3/27/19	2,300	2,455
4.875% 6/13/18	98,230	113,108
6.25% 7/15/32	7,700	9,843
6.75% 3/15/31	26,000	34,678
Tennessee Valley Authority:
5.25% 9/15/39	20,000	22,096
5.375% 4/1/56	5,395	6,095
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		839,511
U.S. Treasury Obligations - 33.5%
U.S. Treasury Bills, yield at date of purchase 0.27% 11/17/11	46,532	46,414
U.S. Treasury Bonds:
3.5% 2/15/39	12,115	10,850
3.875% 8/15/40	52,680	50,441
4.25% 5/15/39	26,000	26,609
4.25% 11/15/40	17,000	17,372
4.375% 2/15/38	11,000	11,555
4.375% 11/15/39	100	104
4.375% 5/15/40	8,000	8,351
4.5% 2/15/36	18,000	19,389
4.5% 5/15/38	15,000	16,071
4.5% 8/15/39	39,000	41,596
4.625% 2/15/40	21,500	23,405
4.75% 2/15/37	11,000	12,296
5% 5/15/37	11,000	12,767
5.375% 2/15/31	55,000	66,980
6.25% 5/15/30	86,360	115,857
8% 11/15/21	75,392	111,038
8.75% 5/15/17	8,000	11,332
8.875% 8/15/17	5,000	7,166
8.875% 2/15/19	7,000	10,432
9% 11/15/18	4,000	5,969
9.125% 5/15/18	3,000	4,447
U.S. Treasury Notes:
0.375% 8/31/12	117,000	116,890
0.375% 9/30/12	51,000	50,938
0.375% 10/31/12	33,000	32,948
0.5% 11/30/12	108,000	108,084
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 6/30/12	$ 321,000	$ 322,104
0.625% 7/31/12	83,000	83,286
0.75% 11/30/11	34,000	34,147
0.75% 5/31/12	12,000	12,066
1% 10/31/11	35,000	35,223
1% 12/31/11	5,000	5,036
1% 4/30/12	36,000	36,326
1% 7/15/13	19,000	19,202
1.25% 8/31/15	92,000	91,461
1.25% 9/30/15	6,000	5,957
1.25% 10/31/15	39,660	39,304
1.375% 10/15/12	9,100	9,257
1.375% 11/30/15	79,000	78,654
1.5% 12/31/13	22,300	22,810
1.75% 1/31/14	19,700	20,299
1.75% 3/31/14	20,550	21,160
1.75% 7/31/15	53,000	53,961
1.875% 2/28/14	1,660	1,716
1.875% 4/30/14	23,821	24,629
1.875% 6/30/15	79,000	80,969
1.875% 8/31/17	25,000	24,672
1.875% 10/31/17	13,000	12,785
2.125% 5/31/15	98,000	101,560
2.25% 5/31/14	25,170	26,340
2.25% 11/30/17	11,000	11,067
2.375% 9/30/14	137,410	144,334
2.375% 2/28/15	32,434	34,018
2.375% 7/31/17	25,000	25,500
2.5% 3/31/13	18,030	18,860
2.5% 3/31/15	53,600	56,519
2.5% 4/30/15	105,000	110,652
2.5% 6/30/17	33,000	33,949
2.625% 6/30/14	90,801	96,199
2.625% 7/31/14	28,000	29,665
2.625% 12/31/14	204,900	217,178
2.625% 2/29/16	13,600	14,327
2.625% 8/15/20	141,000	139,248
2.625% 11/15/20	41,000	40,347
2.75% 11/30/16	25,000	26,316
3% 8/31/16	12,402	13,265
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3% 9/30/16	$ 22,000	$ 23,513
3.125% 10/31/16	23,900	25,693
3.125% 5/15/19	14,260	14,937
3.25% 5/31/16	14,200	15,411
3.25% 12/31/16	25,000	27,008
3.375% 11/15/19	62,740	66,573
3.5% 2/15/18	25,000	27,201
3.5% 5/15/20	81,800	87,219
3.625% 8/15/19	48,000	52,035
3.625% 2/15/20	59,600	64,326
3.75% 11/15/18	40,000	44,081
3.875% 2/15/13	3,150	3,386
3.875% 5/15/18	20,000	22,264
4% 2/15/14	20,600	22,691
4% 2/15/15	9,600	10,716
4% 8/15/18	22,000	24,683
4.125% 5/15/15	19,300	21,703
4.25% 8/15/13	5,600	6,146
4.25% 11/15/13	12,007	13,260
4.25% 11/15/14	6,580	7,393
4.25% 11/15/17	16,000	18,219
4.5% 4/30/12	12,300	13,018
4.5% 5/15/17	13,000	15,006
4.625% 7/31/12	8,700	9,313
4.625% 11/15/16	15,000	17,425
4.625% 2/15/17	14,000	16,265
4.75% 8/15/17	14,000	16,384
5.125% 5/15/16	13,100	15,516
TOTAL U.S. TREASURY OBLIGATIONS		3,815,054
Other Government Related - 1.5%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (c)	30,000	30,611
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (c)	50,000	50,939
2.125% 7/12/12 (FDIC Guaranteed) (c)	52,060	53,419
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (c)	$ 25,000	$ 25,767
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (c)	9,504	9,901
TOTAL OTHER GOVERNMENT RELATED		170,637
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,656,921)		4,825,202
U.S. Government Agency - Mortgage Securities - 32.5%

Fannie Mae - 23.8%
4% 4/1/24 to 10/1/40 (d)	221,573	227,148
4% 12/1/25 (d)(e)	102,000	106,022
4% 12/1/40 (d)	44,000	44,644
4.5% 5/1/18 to 11/1/40	456,308	476,684
4.5% 12/1/25 (d)	35,000	36,876
4.5% 12/1/40 (d)	92,000	95,698
4.5% 12/1/40 (d)	90,000	93,618
4.541% 11/1/34 (f)	7,788	8,224
5% 12/1/17 to 8/1/40	414,529	441,005
5% 12/1/40 (d)	30,000	31,788
5% 12/1/40 (d)	45,000	47,682
5.068% 11/1/34 (f)	36,121	37,976
5.5% 5/1/21 to 6/1/40	503,544	543,118
5.5% 12/1/40 (d)	9,000	9,669
5.5% 12/1/40 (d)	20,500	22,025
6% 8/1/22 to 9/1/39	318,187	349,025
6% 12/1/40 (d)	1,500	1,632
6.5% 5/1/31 to 9/1/38	120,127	134,391
6.5% 12/1/40 (d)	3,000	3,328
6.5% 12/1/40 (d)	2,000	2,219
TOTAL FANNIE MAE		2,712,772
Freddie Mac - 2.5%
4.337% 12/1/35 (f)	11,698	12,141
4.5% 6/1/25 to 10/1/40	20,459	21,434
4.86% 3/1/35 (f)	18,396	19,566
5% 4/1/23 to 9/1/40	110,574	117,225
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5% 12/1/40 (d)(e)	$ 32,000	$ 33,802
5% 12/1/40 (d)	6,000	6,338
5.065% 9/1/35 (f)	25,733	27,238
5.321% 3/1/36 (f)	12,398	12,748
5.5% 1/1/36	9,932	10,695
5.819% 9/1/37 (f)	6,604	7,009
6% 4/1/32	6,745	7,485
6% 12/1/40 (d)	5,700	6,180
11.75% 9/1/13	4	5
TOTAL FREDDIE MAC		281,866
Ginnie Mae - 6.2%
4% 1/15/25 to 8/15/39	9,710	10,226
4% 11/1/40 (d)(e)	2,000	2,053
4% 12/1/40 (d)	25,200	25,817
4.5% 3/15/39 to 6/15/40	182,532	192,385
4.5% 12/1/40 (d)	41,200	43,415
5% 6/15/38 to 7/15/40	210,003	226,971
5.5% 10/15/35 to 9/15/39	45,716	50,062
5.5% 12/1/40 (d)	55,000	59,795
6% 11/15/34 to 11/15/39	15,141	16,724
6% 12/1/40 (d)	51,500	56,784
6.5% 1/15/32 to 2/15/39	23,768	26,587
TOTAL GINNIE MAE		710,819
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,608,875)		3,705,457
Asset-Backed Securities - 0.4%

AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	750	768
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (f)	68	67
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	3,671	3,747
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,442
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,013
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	$ 619	$ 631
Chase Issuance Trust:
Series 2008-9 Class A, 4.26% 5/15/13	4,900	4,981
Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,411
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	5,000	5,122
Series 2009-A3 Class A3, 2.7% 6/24/13	1,000	1,011
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,113
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,143
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (b)	338	344
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	7,038
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	177	181
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	1,333	1,061
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (f)	78	75
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (f)	160	156
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4834% 12/25/36 (f)	377	12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3234% 2/25/37 (f)	109	107
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	363	375
TOTAL ASSET-BACKED SECURITIES (Cost $43,056)		44,798
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0905% 12/10/49 (f)	1,268	1,349
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,416	326
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7534% 7/16/34 (b)(f)	1,268	1,265
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (f)	72	73
Class A3, 5.447% 6/12/47 (f)	2,405	2,503
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	$ 571	$ 612
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	5,429	5,796
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	179
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,260)		12,103
Commercial Mortgage Securities - 3.4%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.722% 5/10/45 (f)	1,480	1,599
Series 2006-5:
Class A1, 5.185% 9/10/47	424	425
Class A2, 5.317% 9/10/47	4,894	5,038
Class A3, 5.39% 9/10/47	1,768	1,906
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,648
Series 2007-2 Class A1, 5.421% 4/10/49	150	154
Series 2007-4 Class A3, 5.8083% 2/10/51 (f)	1,265	1,335
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	138
Series 2007-3:
Class A3, 5.6579% 6/10/49 (f)	2,118	2,228
Class A4, 5.6579% 6/10/49 (f)	2,643	2,727
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,919
Series 2004-2:
Class A3, 4.05% 11/10/38	418	425
Class A4, 4.153% 11/10/38	1,608	1,654
Series 2005-1 Class A3, 4.877% 11/10/42	2,076	2,084
Series 2006-1 Class A1, 5.219% 9/10/45 (f)	326	326
Series 2007-1 Class A2, 5.381% 1/15/49	3,810	3,897
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	708
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	317	310
Class K, 6.15% 5/11/35 (b)	590	548
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	3,939	4,176
Series 2007-1 Class B, 5.543% 1/15/49	763	393
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5634% 3/15/22 (b)(f)	$ 545	$ 485
Class D, 0.6134% 3/15/22 (b)(f)	552	469
Class E, 0.6534% 3/15/22 (b)(f)	456	381
Series 2006-BIX1 Class F, 0.5634% 10/15/19 (b)(f)	939	801
Bayview Commercial Asset Trust:
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(g)	2,908	95
Series 2007-5A Class IO, 3.047% 10/25/37 (b)(f)(g)	6,981	750
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (b)(f)	97	70
Class E, 0.5534% 3/15/22 (b)(f)	507	340
Class F, 0.6034% 3/15/22 (b)(f)	311	193
Class G, 0.6534% 3/15/22 (b)(f)	80	46
Class H, 0.8034% 3/15/22 (b)(f)	97	49
Class J, 0.9534% 3/15/22 (b)(f)	97	41
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	394	401
Series 2004-PWR3 Class A3, 4.487% 2/11/41	806	820
Series 2006-T24 Class A1, 4.905% 10/12/41 (f)	776	786
Series 2007-PW16 Class A4, 5.717% 6/11/40 (f)	16,612	17,686
Series 2007-PW17 Class A1, 5.282% 6/11/50	318	323
Series 2007-T26 Class A1, 5.145% 1/12/45 (f)	307	316
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,734
Series 2006-T22 Class A4, 5.5118% 4/12/38 (f)	159	174
Series 2007-PW15 Class A1, 5.016% 2/11/44	137	139
Series 2007-PW16:
Class B, 5.717% 6/11/40 (b)(f)	203	87
Class C, 5.717% 6/11/40 (b)(f)	169	65
Class D, 5.717% 6/11/40 (b)(f)	169	58
Series 2007-T28 Class A1, 5.422% 9/11/42	160	165
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,599
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.5634% 8/15/21 (b)(f)	453	423
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,956
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	2,123	1,974
Series 2007-C6:
Class A1, 5.622% 12/10/49 (f)	1,149	1,157
Class A4, 5.6985% 12/10/49 (f)	9,950	10,556
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	$ 168	$ 169
Class A2A, 5.237% 12/11/49	6,129	6,256
Class A4, 5.322% 12/11/49	2,212	2,275
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,274
Class C, 5.476% 12/11/49	2,387	430
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.818% 5/15/46 (f)	1,268	1,356
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	951
COMM pass-thru certificates:
floater:
Series 2005-F10A Class C, 0.5234% 4/15/17 (b)(f)	1,020	887
Series 2005-FL11:
Class C, 0.5534% 11/15/17 (b)(f)	968	910
Class D, 0.5934% 11/15/17 (b)(f)	51	47
Class E, 0.6434% 11/15/17 (b)(f)	179	159
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	13	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,754
Series 2007-C9 Class A4, 5.8145% 12/10/49 (f)	2,805	3,016
Series 2006-C8 Class B, 5.44% 12/10/46	2,196	622
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	6,925
Series 2007-C2:
Class A1, 5.269% 1/15/49	12	12
Class A2, 5.448% 1/15/49 (f)	9,580	9,793
Class A3, 5.542% 1/15/49 (f)	2,536	2,606
Series 2007-C3 Class A4, 5.721% 6/15/39 (f)	10,213	10,559
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,217	7,713
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,148	1,179
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6034% 4/15/22 (b)(f)	4,524	2,488
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,268	1,314
Series 2004-C1:
Class A3, 4.321% 1/15/37	255	258
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2004-C1:
Class A4, 4.75% 1/15/37	$ 590	$ 622
Series 1998-C1 Class D, 7.17% 5/17/40	24	24
Series 2006-C1 Class A3, 5.5465% 2/15/39 (f)	6,695	7,094
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.4034% 2/15/22 (b)(f)	480	331
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	62	63
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(f)	1,938	233
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	452	453
Class G, 6.936% 3/15/33 (b)	834	834
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	13,660
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4438% 11/5/21 (b)(f)	477	433
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	188	189
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,536	2,653
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,856
Series 2006-GG7:
Class A3, 5.8828% 7/10/38 (f)	3,342	3,629
Class A4, 5.8828% 7/10/38 (f)	10,980	12,034
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A:
Class C, 0.4934% 6/6/20 (b)(f)	64	60
Class D, 0.5334% 6/6/20 (b)(f)	302	271
Class E, 0.6234% 6/6/20 (b)(f)	351	305
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	393	410
Series 2006-GG6 Class A2, 5.506% 4/10/38	6,602	6,652
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,902	1,937
Series 2007-GG10:
Class A1, 5.69% 8/10/45	66	67
Class A2, 5.778% 8/10/45	604	623
Class A4, 5.8078% 8/10/45 (f)	603	629
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3834% 11/15/18 (b)(f)	$ 5,000	$ 4,600
Class B, 0.4234% 11/15/18 (b)(f)	934	822
Class C, 0.4634% 11/15/18 (b)(f)	664	564
Class D, 0.4834% 11/15/18 (b)(f)	39	32
Class E, 0.5334% 11/15/18 (b)(f)	58	46
Class F, 0.5834% 11/15/18 (b)(f)	86	67
Class G, 0.6134% 11/15/18 (b)(f)	75	57
Class H, 0.7534% 11/15/18 (b)(f)	58	42
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (f)	3,771	3,986
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	871
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (f)	602	631
Class A3, 5.336% 5/15/47	529	552
Series 2007-CB19 Class A4, 5.7421% 2/12/49 (f)	17,057	18,033
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (f)	3,560	3,708
Series 2007-LDP10 Class A1, 5.122% 1/15/49	30	30
Series 2007-LDPX Class A3, 5.412% 1/15/49	5,440	5,674
Series 2005-CB13 Class E, 5.3509% 1/12/43 (b)(f)	642	51
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	372
Series 2007-CB19:
Class B, 5.7421% 2/12/49 (f)	108	40
Class C, 5.7421% 2/12/49 (f)	283	99
Class D, 5.7421% 2/12/49 (f)	298	90
Series 2007-LDP10 Class ES, 5.5411% 1/15/49 (b)(f)	656	43
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	444	448
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9501% 7/15/44 (f)	3,327	3,532
Series 1998-C1 Class D, 6.98% 2/18/30	426	427
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	204	205
Series 2006-C1 Class A2, 5.084% 2/15/31	325	326
Series 2006-C3 Class A1, 5.478% 3/15/32	15	15
Series 2006-C6:
Class A1, 5.23% 9/15/39	121	121
Class A2, 5.262% 9/15/39 (f)	2,213	2,243
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7:
Class A1, 5.279% 11/15/38	$ 571	$ 578
Class A2, 5.3% 11/15/38	1,395	1,425
Class A3, 5.347% 11/15/38	945	999
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	73	75
Class A3, 5.398% 2/15/40	5,000	5,306
Class A4, 5.424% 2/15/40	1,163	1,228
Series 2007-C2 Class A3, 5.43% 2/15/40	611	635
Series 2000-C5 Class E, 7.29% 12/15/32	89	89
Series 2001-C3 Class B, 6.512% 6/15/36	2,451	2,511
Series 2001-C7 Class D, 6.514% 11/15/33	1,395	1,429
Series 2004-C4 Class A2, 4.567% 6/15/29 (f)	79	79
Series 2007-C1:
Class C, 5.533% 2/15/40 (f)	2,790	1,181
Class D, 5.563% 2/15/40 (f)	507	183
Class E, 5.582% 2/15/40 (f)	254	69
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,584	1,660
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,399
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4834% 9/15/21 (b)(f)	406	308
Class E, 0.5434% 9/15/21 (b)(f)	1,465	1,084
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	110	111
Series 2005-CKI1 Class A3, 5.2413% 11/12/37 (f)	2,082	2,153
Series 2005-LC1 Class F, 5.3852% 1/12/44 (b)(f)	1,103	555
Series 2006-C1 Class A2, 5.6095% 5/12/39 (f)	1,768	1,819
Series 2007-C1 Class A4, 5.8258% 6/12/50 (f)	4,800	5,154
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,857
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3763% 12/12/49 (f)	588	572
sequential payer:
Series 2006-1 CLass A3, 5.4657% 2/12/39 (f)	1,349	1,411
Series 2006-4:
Class A2, 5.112% 12/12/49 (f)	990	1,007
Class ASB, 5.133% 12/12/49 (f)	1,090	1,150
Series 2007-5:
Class A1, 4.275% 8/12/48	18	18
Class A3, 5.364% 8/12/48	495	508
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Class A4, 5.378% 8/12/48	$ 51	$ 52
Class B, 5.479% 2/12/17	3,804	603
Series 2007-6:
Class A1, 5.175% 3/12/51	55	56
Class A4, 5.485% 3/12/51 (f)	2,000	2,044
Series 2007-7 Class A4, 5.7475% 6/12/50 (f)	4,438	4,561
Series 2007-8 Class A1, 4.622% 8/12/49	135	138
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	387
Series 2007-7 Class B, 5.75% 6/12/50	110	19
Series 2007-8 Class A3, 5.9646% 8/12/49 (f)	1,094	1,178
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class G, 0.614% 7/15/19 (b)(f)	360	335
Series 2007-XLFA:
Class C, 0.414% 10/15/20 (b)(f)	728	313
Class MHRO, 0.944% 10/15/20 (b)(f)	174	43
Class MJPM, 1.254% 10/15/20 (b)(f)	51	38
Class MSTR, 0.954% 10/15/20 (b)(f)	95	24
Class NHRO, 1.144% 10/15/20 (b)(f)	267	40
Class NSTR, 1.104% 10/15/20 (b)(f)	87	13
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,883	1,939
Series 2006-T23 Class A1, 5.682% 8/12/41	293	296
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	77	78
Class A31, 5.439% 2/12/44 (f)	642	668
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	132	134
Class A4, 5.364% 3/15/44	5,000	5,185
Series 2007-IQ14 Class A1, 5.38% 4/15/49	310	317
Series 2006-HQ8 Class A3, 5.4406% 3/12/44 (f)	1,967	1,996
Series 2006-IQ11:
Class A3, 5.7248% 10/15/42 (f)	2,083	2,188
Class A4, 5.7608% 10/15/42 (f)	380	420
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,268	462
Series 2006-T23 Class A3, 5.8053% 8/12/41 (f)	647	696
Series 2007-HQ11 Class B, 5.538% 2/20/44 (f)	2,299	1,059
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	1,902	1,995
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	0*	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	$ 129	$ 133
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (b)	1,078	1,096
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.5363% 9/15/21 (b)(f)	252	161
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (b)(f)	17	10
Class AP2, 1.0534% 6/15/20 (b)(f)	30	16
Class F, 0.7334% 6/15/20 (b)(f)	583	292
Class LXR1, 0.9534% 6/15/20 (b)(f)	156	110
Class LXR2, 1.0534% 6/15/20 (b)(f)	398	258
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	1,661	1,673
Series 2003-C8 Class A3, 4.445% 11/15/35	5,522	5,690
Series 2006-C24 Class A2, 5.506% 3/15/45	680	682
Series 2006-C27 Class A2, 5.624% 7/15/45	1,046	1,065
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,587
Series 2007-C30:
Class A1, 5.031% 12/15/43	31	31
Class A3, 5.246% 12/15/43	1,089	1,103
Class A4, 5.305% 12/15/43	373	374
Class A5, 5.342% 12/15/43	1,357	1,361
Series 2007-C31:
Class A1, 5.14% 4/15/47	57	58
Class A4, 5.509% 4/15/47	7,866	8,045
Series 2007-C32:
Class A2, 5.739% 6/15/49 (f)	9,622	9,971
Class A3, 5.744% 6/15/49 (f)	7,152	7,382
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(f)	602	588
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (b)(f)	975	936
Class 180B, 5.3979% 10/15/41 (b)(f)	444	417
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,066
Series 2005-C22:
Class B, 5.3588% 12/15/44 (f)	2,812	2,311
Class F, 5.3588% 12/15/44 (b)(f)	2,115	871
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	7,935
Series 2006-C25 Class AM, 5.7368% 5/15/43 (f)	664	675
Series 2006-C29 Class E, 5.516% 11/15/48 (f)	1,268	402
Series 2007-C30 Class C, 5.483% 12/15/43 (f)	3,804	650
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6934% 4/15/47 (f)	$ 348	$ 76
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9025% 2/15/51 (f)	839	873
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $303,069)		388,260
Municipal Securities - 0.3%

California Gen. Oblig.:
5.25% 4/1/14	5,000	5,277
7.55% 4/1/39	15,000	15,447
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	7,460	7,757
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	957
TOTAL MUNICIPAL SECURITIES (Cost $28,949)		29,438
Foreign Government and Government Agency Obligations - 1.1%

Bank of Nova Scotia 2.05% 10/7/15	4,000	3,993
Brazilian Federative Republic:
4.875% 1/22/21	4,045	4,278
5.625% 1/7/41	13,000	13,410
Canadian Government 2.375% 9/10/14	3,000	3,130
Chilean Republic 7.125% 1/11/12	3,016	3,197
Italian Republic:
2.125% 10/5/12	2,000	2,016
3.125% 1/26/15	16,000	15,966
Ontario Province:
1.875% 11/19/12	2,000	2,046
4% 10/7/19	15,000	15,941
4.1% 6/16/14	15,000	16,389
Quebec Province 3.5% 7/29/20	20,000	20,146
United Mexican States:
5.125% 1/15/20	15,000	16,013
6.05% 1/11/40	6,000	6,360
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $117,584)		122,885
Supranational Obligations - 1.3%
	Principal Amount (000s)	Value (000s)
African Development Bank:
1.75% 10/1/12	$ 1,000	$ 1,019
euro 3% 5/27/14	5,000	5,312
Asian Development Bank 2.75% 5/21/14	30,000	31,483
Corporacion Andina de Fomento:
5.2% 5/21/13	240	261
6.875% 3/15/12	390	417
8.125% 6/4/19	2,000	2,428
European Bank for Reconstruction and Development 1.25% 6/10/11	1,500	1,508
European Investment Bank:
1.625% 3/15/13	3,000	3,055
1.75% 9/14/12	4,000	4,080
2.875% 1/15/15	5,000	5,280
3.125% 6/4/14	72,000	76,751
Inter-American Development Bank:
euro 1.75% 10/22/12	5,000	5,106
3.875% 9/17/19	5,000	5,388
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,110
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $137,662)		146,198
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (f)	1,042	904
MUFG Capital Finance 1 Ltd. 6.346% (f)	1,725	1,763
		2,667
TOTAL PREFERRED SECURITIES (Cost $1,548)		2,667
Cash Equivalents - 8.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $946,827)	$ 946,834	$ 946,827
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $11,656,325)		12,226,599
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(839,712)
NET ASSETS - 100%		$ 11,386,887
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,042,000 or 0.4% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $170,637,000 or 1.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$946,827,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 82,664
Barclays Capital, Inc.	164,755
J.P. Morgan Securities, Inc.	50,567
Merrill Lynch Government Securities, Inc.	91,249
Merrill Lynch, Pierce, Fenner & Smith, Inc.	101,347
Mizuho Securities USA, Inc.	456,245
$ 946,827
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,002,764	$ -	$ 2,002,764	$ -
U.S. Government and Government Agency Obligations	4,825,202	-	4,825,202	-
U.S. Government Agency - Mortgage Securities	3,705,457	-	3,705,457	-
Asset-Backed Securities	44,798	-	43,725	1,073
Collateralized Mortgage Obligations	12,103	-	11,777	326
Commercial Mortgage Securities	388,260	-	380,946	7,314
Municipal Securities	29,438	-	29,438	-
Foreign Government and Government Agency Obligations	122,885	-	122,885	-
Supranational Obligations	146,198	-	146,198	-
Preferred Securities	2,667	-	2,667	-
Cash Equivalents	946,827	-	946,827	-
Total Investments in Securities:	$ 12,226,599	$ -	$ 12,217,886	$ 8,713
Other Financial Instruments:
Forward Commitments	$ 227,741	$ -	$ 227,741	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,562
Total Realized Gain (Loss)	7
Total Unrealized Gain (Loss)	542
Cost of Purchases	-
Proceeds of Sales	(81)
Amortization/Accretion	191
Transfers in to Level 3	5,356
Transfers out of Level 3	(9,864)
Ending Balance	$ 8,713
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 542

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $11,761,362,000. Net unrealized appreciation aggregated $465,237,000, of which $491,087,000 related to appreciated investment securities and $25,850,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond Fund

November 30, 2010

1.907010.100

CBD-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.9%
Household Durables - 0.1%
Fortune Brands, Inc. 5.375% 1/15/16	$ 100,000	$ 104,378
Media - 4.0%
Comcast Corp. 6.4% 3/1/40	493,000	525,371
Discovery Communications LLC 6.35% 6/1/40	221,000	240,727
NBC Universal, Inc. 6.4% 4/30/40 (a)	390,000	414,774
News America, Inc. 6.9% 8/15/39	600,000	684,283
Time Warner, Inc. 6.2% 3/15/40	600,000	639,384
		2,504,539
Multiline Retail - 0.1%
Nordstrom, Inc. 4.75% 5/1/20	40,000	41,980
Specialty Retail - 1.7%
Home Depot, Inc. 5.875% 12/16/36	500,000	522,226
Lowe's Companies, Inc. 5.8% 4/15/40	500,000	536,202
		1,058,428
TOTAL CONSUMER DISCRETIONARY		3,709,325
ENERGY - 6.7%
Energy Equipment & Services - 3.1%
DCP Midstream LLC 5.35% 3/15/20 (a)	100,000	106,541
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	525,000	562,462
Halliburton Co. 7.45% 9/15/39	750,000	957,433
Transocean, Inc. 4.95% 11/15/15	290,000	302,308
		1,928,744
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	305,000	325,422
6.375% 9/15/17	41,000	44,273
El Paso Natural Gas Co. 5.95% 4/15/17	450,000	490,683
Midcontinent Express Pipel LLC 5.45% 9/15/14 (a)	330,000	356,657
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	200,000	215,972
6.875% 1/20/40	115,000	124,200
Talisman Energy, Inc. 5.85% 2/1/37	670,000	684,991
		2,242,198
TOTAL ENERGY		4,170,942
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 22.5%
Capital Markets - 1.7%
Goldman Sachs Group, Inc. 3.7% 8/1/15	$ 29,000	$ 29,614
Merrill Lynch & Co., Inc. 7.75% 5/14/38	450,000	475,245
Morgan Stanley:
4% 7/24/15	330,000	334,781
5.5% 7/24/20	225,000	229,909
		1,069,549
Commercial Banks - 9.3%
Comerica, Inc. 3% 9/16/15	7,000	7,027
Discover Bank 7% 4/15/20	350,000	379,762
Fifth Third Bancorp 8.25% 3/1/38	1,140,000	1,309,055
Fifth Third Capital Trust IV 6.5% 4/15/67 (b)	23,000	21,390
HSBC Holdings PLC 6.5% 9/15/37	100,000	102,850
JPMorgan Chase Bank 6% 10/1/17	2,192,000	2,462,468
Marshall & Ilsley Bank 5% 1/17/17	23,000	20,082
Regions Bank 7.5% 5/15/18	670,000	645,713
Silicon Valley Bank 5.7% 6/1/12	406,000	421,114
SunTrust Capital VIII 6.1% 12/1/66 (b)	500,000	456,250
		5,825,711
Consumer Finance - 0.2%
General Electric Capital Corp. 5.875% 1/14/38	150,000	146,512
Diversified Financial Services - 5.7%
Bank of America Corp. 5.75% 12/1/17	425,000	440,025
BP Capital Markets PLC:
3.125% 10/1/15	490,000	492,712
3.625% 5/8/14	260,000	269,936
4.5% 10/1/20	490,000	497,232
Capital One Capital V 10.25% 8/15/39	751,000	794,183
Capital One Capital VI 8.875% 5/15/40	100,000	104,500
Citigroup, Inc.:
6.875% 3/5/38	325,000	347,377
8.5% 5/22/19	100,000	122,296
Prime Property Funding II 5.6% 6/15/11 (a)	364,000	369,214
TECO Finance, Inc. 5.15% 3/15/20	100,000	106,917
		3,544,392
Insurance - 0.5%
American International Group, Inc. 6.4% 12/15/20	50,000	49,871
Aon Corp.:
5% 9/30/20	5,000	5,110
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
6.25% 9/30/40	$ 253,000	$ 256,509
Unum Group 5.625% 9/15/20	33,000	33,405
		344,895
Real Estate Investment Trusts - 1.7%
CommonWealth REIT 5.875% 9/15/20	510,000	504,911
Developers Diversified Realty Corp. 7.5% 4/1/17	280,000	314,196
Equity One, Inc. 6.25% 12/15/14	101,000	108,365
Federal Realty Investment Trust 5.95% 8/15/14	100,000	111,259
		1,038,731
Real Estate Management & Development - 2.4%
Brandywine Operating Partnership LP 5.75% 4/1/12	100,000	103,177
Duke Realty LP 5.4% 8/15/14	101,000	107,500
Liberty Property LP 5.125% 3/2/15	102,000	110,927
Tanger Properties LP:
6.125% 6/1/20	1,100,000	1,209,216
6.15% 11/15/15	6,000	6,656
		1,537,476
Thrifts & Mortgage Finance - 1.0%
First Niagara Financial Group, Inc. 6.75% 3/19/20	573,000	617,597
TOTAL FINANCIALS		14,124,863
HEALTH CARE - 2.7%
Health Care Providers & Services - 2.7%
UnitedHealth Group, Inc. 5.7% 10/15/40	650,000	652,762
WellPoint, Inc. 5.8% 8/15/40	986,000	1,004,209
		1,656,971
MATERIALS - 0.2%
Chemicals - 0.2%
Dow Chemical Co.:
4.25% 11/15/20	53,000	51,613
7.6% 5/15/14	80,000	93,427
		145,040
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 6.3% 1/15/38	$ 500,000	$ 531,500
CenturyLink, Inc. 7.6% 9/15/39	50,000	50,143
		581,643
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 6.125% 3/30/40	150,000	163,050
TOTAL TELECOMMUNICATION SERVICES		744,693
UTILITIES - 3.9%
Electric Utilities - 3.7%
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	92,000	93,256
Edison International 3.75% 9/15/17	39,000	39,805
FirstEnergy Corp. 7.375% 11/15/31	439,000	465,732
FirstEnergy Solutions Corp. 6.05% 8/15/21	25,000	26,493
Nevada Power Co. 6.65% 4/1/36	500,000	573,980
Pepco Holdings, Inc. 2.7% 10/1/15	42,000	41,875
Progress Energy, Inc. 6% 12/1/39	500,000	543,392
Tampa Electric Co. 6.55% 5/15/36	500,000	573,399
		2,357,932
Independent Power Producers & Energy Traders - 0.2%
Duke Capital LLC 5.668% 8/15/14	100,000	111,633
TOTAL UTILITIES		2,469,565
TOTAL NONCONVERTIBLE BONDS (Cost $26,383,617)		27,021,399
U.S. Treasury Obligations - 1.5%

U.S. Treasury Bonds 3.875% 8/15/40	420,000	402,150
U.S. Treasury Notes 1.875% 9/30/17	535,000	526,892
TOTAL U.S. TREASURY OBLIGATIONS (Cost $918,582)		929,042
Municipal Securities - 1.4%
	Principal Amount	Value
California Gen. Oblig. 7.55% 4/1/39	$ 200,000	$ 205,964
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.)Series 2010 A, 6.655% 4/1/57	690,000	674,351
TOTAL MUNICIPAL SECURITIES (Cost $875,371)		880,315
Fixed-Income Funds - 50.6%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (c) (Cost $30,651,297)	290,603	31,687,351
Cash Equivalents - 4.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $2,651,000)	$ 2,651,019	2,651,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $61,479,867)		63,169,107
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(499,046)
NET ASSETS - 100%		$ 62,670,061
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,340,442 or 2.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,651,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 231,449
Barclays Capital, Inc.	461,294
J.P. Morgan Securities, Inc.	141,582
Merrill Lynch Government Securities, Inc.	255,486
Merrill Lynch, Pierce, Fenner & Smith, Inc.	283,759
Mizuho Securities USA, Inc.	1,277,430
$ 2,651,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 699,335
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 70,145,328	$ -	$ 38,736,966	$ 31,687,351	1.6%
Total	$ 70,145,328	$ -	$ 38,736,966	$ 31,687,351
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 27,021,399	$ -	$ 27,021,399	$ -
U.S. Government and Government Agency Obligations	929,042	-	929,042	-
Municipal Securities	880,315	-	880,315	-
Fixed-Income Funds	31,687,351	31,687,351	-	-
Cash Equivalents	2,651,000	-	2,651,000	-
Total Investments in Securities:	$ 63,169,107	$ 31,687,351	$ 31,481,756	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $61,476,287. Net unrealized appreciation aggregated $1,692,820, of which $1,829,787 related to appreciated investment securities and $136,967 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Corporate Bond Fund
Class A
Class T
Class C
Institutional Class

November 30, 2010

1.907031.100

ACBD-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.9%
Household Durables - 0.1%
Fortune Brands, Inc. 5.375% 1/15/16	$ 100,000	$ 104,378
Media - 4.0%
Comcast Corp. 6.4% 3/1/40	493,000	525,371
Discovery Communications LLC 6.35% 6/1/40	221,000	240,727
NBC Universal, Inc. 6.4% 4/30/40 (a)	390,000	414,774
News America, Inc. 6.9% 8/15/39	600,000	684,283
Time Warner, Inc. 6.2% 3/15/40	600,000	639,384
		2,504,539
Multiline Retail - 0.1%
Nordstrom, Inc. 4.75% 5/1/20	40,000	41,980
Specialty Retail - 1.7%
Home Depot, Inc. 5.875% 12/16/36	500,000	522,226
Lowe's Companies, Inc. 5.8% 4/15/40	500,000	536,202
		1,058,428
TOTAL CONSUMER DISCRETIONARY		3,709,325
ENERGY - 6.7%
Energy Equipment & Services - 3.1%
DCP Midstream LLC 5.35% 3/15/20 (a)	100,000	106,541
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	525,000	562,462
Halliburton Co. 7.45% 9/15/39	750,000	957,433
Transocean, Inc. 4.95% 11/15/15	290,000	302,308
		1,928,744
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	305,000	325,422
6.375% 9/15/17	41,000	44,273
El Paso Natural Gas Co. 5.95% 4/15/17	450,000	490,683
Midcontinent Express Pipel LLC 5.45% 9/15/14 (a)	330,000	356,657
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	200,000	215,972
6.875% 1/20/40	115,000	124,200
Talisman Energy, Inc. 5.85% 2/1/37	670,000	684,991
		2,242,198
TOTAL ENERGY		4,170,942
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 22.5%
Capital Markets - 1.7%
Goldman Sachs Group, Inc. 3.7% 8/1/15	$ 29,000	$ 29,614
Merrill Lynch & Co., Inc. 7.75% 5/14/38	450,000	475,245
Morgan Stanley:
4% 7/24/15	330,000	334,781
5.5% 7/24/20	225,000	229,909
		1,069,549
Commercial Banks - 9.3%
Comerica, Inc. 3% 9/16/15	7,000	7,027
Discover Bank 7% 4/15/20	350,000	379,762
Fifth Third Bancorp 8.25% 3/1/38	1,140,000	1,309,055
Fifth Third Capital Trust IV 6.5% 4/15/67 (b)	23,000	21,390
HSBC Holdings PLC 6.5% 9/15/37	100,000	102,850
JPMorgan Chase Bank 6% 10/1/17	2,192,000	2,462,468
Marshall & Ilsley Bank 5% 1/17/17	23,000	20,082
Regions Bank 7.5% 5/15/18	670,000	645,713
Silicon Valley Bank 5.7% 6/1/12	406,000	421,114
SunTrust Capital VIII 6.1% 12/1/66 (b)	500,000	456,250
		5,825,711
Consumer Finance - 0.2%
General Electric Capital Corp. 5.875% 1/14/38	150,000	146,512
Diversified Financial Services - 5.7%
Bank of America Corp. 5.75% 12/1/17	425,000	440,025
BP Capital Markets PLC:
3.125% 10/1/15	490,000	492,712
3.625% 5/8/14	260,000	269,936
4.5% 10/1/20	490,000	497,232
Capital One Capital V 10.25% 8/15/39	751,000	794,183
Capital One Capital VI 8.875% 5/15/40	100,000	104,500
Citigroup, Inc.:
6.875% 3/5/38	325,000	347,377
8.5% 5/22/19	100,000	122,296
Prime Property Funding II 5.6% 6/15/11 (a)	364,000	369,214
TECO Finance, Inc. 5.15% 3/15/20	100,000	106,917
		3,544,392
Insurance - 0.5%
American International Group, Inc. 6.4% 12/15/20	50,000	49,871
Aon Corp.:
5% 9/30/20	5,000	5,110
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
6.25% 9/30/40	$ 253,000	$ 256,509
Unum Group 5.625% 9/15/20	33,000	33,405
		344,895
Real Estate Investment Trusts - 1.7%
CommonWealth REIT 5.875% 9/15/20	510,000	504,911
Developers Diversified Realty Corp. 7.5% 4/1/17	280,000	314,196
Equity One, Inc. 6.25% 12/15/14	101,000	108,365
Federal Realty Investment Trust 5.95% 8/15/14	100,000	111,259
		1,038,731
Real Estate Management & Development - 2.4%
Brandywine Operating Partnership LP 5.75% 4/1/12	100,000	103,177
Duke Realty LP 5.4% 8/15/14	101,000	107,500
Liberty Property LP 5.125% 3/2/15	102,000	110,927
Tanger Properties LP:
6.125% 6/1/20	1,100,000	1,209,216
6.15% 11/15/15	6,000	6,656
		1,537,476
Thrifts & Mortgage Finance - 1.0%
First Niagara Financial Group, Inc. 6.75% 3/19/20	573,000	617,597
TOTAL FINANCIALS		14,124,863
HEALTH CARE - 2.7%
Health Care Providers & Services - 2.7%
UnitedHealth Group, Inc. 5.7% 10/15/40	650,000	652,762
WellPoint, Inc. 5.8% 8/15/40	986,000	1,004,209
		1,656,971
MATERIALS - 0.2%
Chemicals - 0.2%
Dow Chemical Co.:
4.25% 11/15/20	53,000	51,613
7.6% 5/15/14	80,000	93,427
		145,040
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 6.3% 1/15/38	$ 500,000	$ 531,500
CenturyLink, Inc. 7.6% 9/15/39	50,000	50,143
		581,643
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 6.125% 3/30/40	150,000	163,050
TOTAL TELECOMMUNICATION SERVICES		744,693
UTILITIES - 3.9%
Electric Utilities - 3.7%
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	92,000	93,256
Edison International 3.75% 9/15/17	39,000	39,805
FirstEnergy Corp. 7.375% 11/15/31	439,000	465,732
FirstEnergy Solutions Corp. 6.05% 8/15/21	25,000	26,493
Nevada Power Co. 6.65% 4/1/36	500,000	573,980
Pepco Holdings, Inc. 2.7% 10/1/15	42,000	41,875
Progress Energy, Inc. 6% 12/1/39	500,000	543,392
Tampa Electric Co. 6.55% 5/15/36	500,000	573,399
		2,357,932
Independent Power Producers & Energy Traders - 0.2%
Duke Capital LLC 5.668% 8/15/14	100,000	111,633
TOTAL UTILITIES		2,469,565
TOTAL NONCONVERTIBLE BONDS (Cost $26,383,617)		27,021,399
U.S. Treasury Obligations - 1.5%

U.S. Treasury Bonds 3.875% 8/15/40	420,000	402,150
U.S. Treasury Notes 1.875% 9/30/17	535,000	526,892
TOTAL U.S. TREASURY OBLIGATIONS (Cost $918,582)		929,042
Municipal Securities - 1.4%
	Principal Amount	Value
California Gen. Oblig. 7.55% 4/1/39	$ 200,000	$ 205,964
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.)Series 2010 A, 6.655% 4/1/57	690,000	674,351
TOTAL MUNICIPAL SECURITIES (Cost $875,371)		880,315
Fixed-Income Funds - 50.6%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (c) (Cost $30,651,297)	290,603	31,687,351
Cash Equivalents - 4.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $2,651,000)	$ 2,651,019	2,651,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $61,479,867)		63,169,107
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(499,046)
NET ASSETS - 100%		$ 62,670,061
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,340,442 or 2.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,651,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 231,449
Barclays Capital, Inc.	461,294
J.P. Morgan Securities, Inc.	141,582
Merrill Lynch Government Securities, Inc.	255,486
Merrill Lynch, Pierce, Fenner & Smith, Inc.	283,759
Mizuho Securities USA, Inc.	1,277,430
$ 2,651,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 699,335
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 70,145,328	$ -	$ 38,736,966	$ 31,687,351	1.6%
Total	$ 70,145,328	$ -	$ 38,736,966	$ 31,687,351
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 27,021,399	$ -	$ 27,021,399	$ -
U.S. Government and Government Agency Obligations	929,042	-	929,042	-
Municipal Securities	880,315	-	880,315	-
Fixed-Income Funds	31,687,351	31,687,351	-	-
Cash Equivalents	2,651,000	-	2,651,000	-
Total Investments in Securities:	$ 63,169,107	$ 31,687,351	$ 31,481,756	$ -
Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $61,476,287. Net unrealized appreciation aggregated $1,692,820, of which $1,829,787 related to appreciated investment securities and $136,967 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Investment Grade
Bond Fund -
Series Investment Grade Bond
Class F

November 30, 2010

1.873111.102

LIG-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 3,911,000	$ 4,056,982
5.875% 3/15/11	3,192,000	3,239,535
		7,296,517
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	5,740,000	6,568,971
Trustees of Princeton Univ. 5.7% 3/1/39	8,900,000	10,041,247
		16,610,218
Household Durables - 0.2%
Fortune Brands, Inc.:
3% 6/1/12	4,835,000	4,933,798
5.375% 1/15/16	7,085,000	7,395,146
5.875% 1/15/36	7,161,000	6,352,237
6.375% 6/15/14	21,845,000	23,696,539
		42,377,720
Media - 1.5%
Comcast Cable Communications, Inc. 6.75% 1/30/11	357,000	360,412
Comcast Corp.:
4.95% 6/15/16	7,822,000	8,625,296
5.5% 3/15/11	267,000	270,602
5.7% 5/15/18	11,524,000	12,972,613
5.9% 3/15/16	3,813,000	4,370,220
6.4% 3/1/40	9,536,000	10,162,153
6.45% 3/15/37	4,665,000	5,008,927
6.55% 7/1/39	10,000,000	10,827,710
COX Communications, Inc. 4.625% 6/1/13	3,122,000	3,360,733
Discovery Communications LLC:
3.7% 6/1/15	10,669,000	11,223,991
6.35% 6/1/40	10,151,000	11,057,119
Liberty Media Corp. 8.25% 2/1/30	6,633,000	6,533,505
NBC Universal, Inc.:
3.65% 4/30/15 (f)	4,420,000	4,627,081
5.15% 4/30/20 (f)	18,753,000	19,989,967
6.4% 4/30/40 (f)	13,528,000	14,387,353
News America Holdings, Inc. 7.75% 12/1/45	2,466,000	2,912,903
News America, Inc.:
6.15% 3/1/37	5,610,000	5,872,419
6.2% 12/15/34	7,989,000	8,410,995
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.4% 7/2/12	$ 1,708,000	$ 1,819,100
5.85% 5/1/17	17,523,000	19,998,474
6.2% 7/1/13	1,624,000	1,818,201
6.75% 7/1/18	22,463,000	26,643,544
Time Warner, Inc.:
3.15% 7/15/15	12,000,000	12,377,088
5.875% 11/15/16	3,002,000	3,457,400
6.2% 3/15/40	15,555,000	16,576,030
6.5% 11/15/36	6,573,000	7,201,109
Viacom, Inc.:
6.125% 10/5/17	7,650,000	8,886,776
6.25% 4/30/16	6,675,000	7,795,379
6.75% 10/5/37	3,475,000	3,950,123
		251,497,223
TOTAL CONSUMER DISCRETIONARY		317,781,678
CONSUMER STAPLES - 1.3%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	9,087,000	10,158,112
7.2% 1/15/14 (f)	8,300,000	9,657,598
7.75% 1/15/19 (f)	14,500,000	18,607,633
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,353,850
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,138,113
FBG Finance Ltd. 5.125% 6/15/15 (f)	9,570,000	10,461,532
PepsiCo, Inc. 4.875% 11/1/40	11,507,000	11,268,207
		64,645,045
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 6.302% 6/1/37 (j)	10,706,000	10,157,318
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (f)	2,169,000	2,530,542
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,464,054
Kraft Foods, Inc.:
5.375% 2/10/20	14,630,000	16,269,877
5.625% 11/1/11	4,500,000	4,693,203
6.125% 2/1/18	11,078,000	13,040,446
6.25% 6/1/12	5,918,000	6,358,358
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 13,886,000	$ 16,574,288
6.75% 2/19/14	1,258,000	1,457,427
		63,388,195
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	4,577,000	6,100,331
9.7% 11/10/18	30,842,000	41,426,851
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,960,659
5.65% 5/16/18	2,251,000	2,629,548
Reynolds American, Inc.:
6.75% 6/15/17	8,350,000	9,511,727
7.25% 6/15/37	16,482,000	17,513,724
		81,142,840
TOTAL CONSUMER STAPLES		219,333,398
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
5.35% 3/15/20 (f)	11,561,000	12,317,240
6.75% 9/15/37 (f)	2,991,000	3,298,858
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	17,654,000	17,719,655
Weatherford International Ltd.:
4.95% 10/15/13	1,218,000	1,304,389
5.15% 3/15/13	6,131,000	6,520,870
		41,161,012
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,691,000	14,783,843
Apache Corp. 5.1% 9/1/40	13,235,000	12,897,574
BW Group Ltd. 6.625% 6/28/17 (f)	2,067,000	2,107,449
Canadian Natural Resources Ltd.:
5.15% 2/1/13	3,144,000	3,393,637
5.7% 5/15/17	3,750,000	4,342,076
ConocoPhillips:
4.4% 5/15/13	20,500,000	22,138,688
5.75% 2/1/19	12,956,000	15,281,239
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	$ 168,400	$ 169,350
Duke Capital LLC 6.25% 2/15/13	699,000	762,185
Duke Energy Field Services:
5.375% 10/15/15 (f)	855,000	947,669
6.45% 11/3/36 (f)	7,882,000	8,109,214
6.875% 2/1/11	2,787,000	2,813,738
El Paso Natural Gas Co. 5.95% 4/15/17	653,000	712,036
EnCana Corp.:
4.75% 10/15/13	930,000	1,015,690
6.3% 11/1/11	2,412,000	2,529,850
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,018,000	2,268,462
Enterprise Products Operating LP 5.65% 4/1/13	487,000	526,983
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	2,700,000	2,864,962
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	8,929,000	10,645,493
Midcontinent Express Pipel LLC 5.45% 9/15/14 (f)	14,680,000	15,865,821
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	5,128,000	5,848,151
6.85% 1/15/40 (f)	19,290,000	22,483,903
Nakilat, Inc. 6.067% 12/31/33 (f)	5,435,000	5,788,275
Nexen, Inc.:
5.05% 11/20/13	3,550,000	3,854,072
5.2% 3/10/15	635,000	695,470
5.875% 3/10/35	4,330,000	4,330,100
6.4% 5/15/37	5,410,000	5,789,463
NGPL PipeCo LLC 6.514% 12/15/12 (f)	4,388,000	4,725,775
Pemex Project Funding Master Trust 0.8956% 12/3/12 (f)(j)	4,867,000	4,835,365
Petro-Canada:
6.05% 5/15/18	2,920,000	3,371,409
6.8% 5/15/38	4,427,000	5,048,569
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	14,915,000	16,106,127
6.875% 1/20/40	22,993,000	24,832,440
7.875% 3/15/19	13,538,000	16,592,850
Plains All American Pipeline LP 7.75% 10/15/12	1,648,000	1,818,308
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	8,633,000	9,023,056
6.125% 1/15/17	5,000,000	5,603,325
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (f)	1,460,900	1,610,642
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	$ 6,290,000	$ 6,604,336
5.5% 9/30/14 (f)	8,791,000	9,597,179
5.832% 9/30/16 (f)	777,106	857,521
6.75% 9/30/19 (f)	5,754,000	6,770,502
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	1,901,000	2,054,958
Spectra Energy Capital, LLC 5.65% 3/1/20	14,234,000	15,611,994
Suncor Energy, Inc.:
6.1% 6/1/18	8,697,000	10,107,862
6.5% 6/15/38	1,052,000	1,156,650
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	4,935,285
Texas Eastern Transmission LP 6% 9/15/17 (f)	12,691,000	14,762,636
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,288,860
XTO Energy, Inc.:
5% 1/31/15	1,222,000	1,387,423
5.65% 4/1/16	839,000	987,705
6.25% 8/1/17	4,098,000	4,983,656
		349,639,826
TOTAL ENERGY		390,800,838
FINANCIALS - 9.8%
Capital Markets - 1.8%
Bear Stearns Companies, Inc.:
5.3% 10/30/15	7,468,000	8,235,867
6.95% 8/10/12	3,146,000	3,447,497
BlackRock, Inc. 6.25% 9/15/17	5,824,000	6,720,715
Goldman Sachs Group, Inc.:
3.7% 8/1/15	12,546,000	12,811,524
5.95% 1/18/18	6,982,000	7,571,532
6.15% 4/1/18	7,759,000	8,492,233
6.75% 10/1/37	1,467,000	1,468,624
7.5% 2/15/19	33,996,000	39,606,632
Janus Capital Group, Inc.:
6.125% 9/15/11 (d)	4,494,000	4,538,985
6.5% 6/15/12	3,063,000	3,199,095
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,501,074
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	39,378,471
Lazard Group LLC:
6.85% 6/15/17	4,857,000	5,156,521
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC: - continued
7.125% 5/15/15	$ 7,698,000	$ 8,463,943
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	15,936,000	16,775,397
6.4% 8/28/17	6,661,000	7,137,655
6.875% 4/25/18	12,873,000	14,131,902
Morgan Stanley:
0.5891% 1/9/14 (j)	18,494,000	17,674,050
4% 7/24/15	7,238,000	7,342,871
4.75% 4/1/14	555,000	576,572
5.625% 9/23/19	13,500,000	13,714,137
5.95% 12/28/17	1,521,000	1,605,298
6% 5/13/14	19,250,000	20,985,234
6.625% 4/1/18	7,475,000	8,162,229
7.3% 5/13/19	22,127,000	24,841,784
The Bank of New York, Inc. 4.95% 11/1/12	2,701,000	2,910,700
UBS AG Stamford Branch:
3.875% 1/15/15	20,000,000	20,987,980
5.75% 4/25/18	1,839,000	2,034,451
		309,472,973
Commercial Banks - 1.6%
Bank of America NA 5.3% 3/15/17	15,675,000	15,868,288
BB&T Capital Trust IV 6.82% 6/12/77 (j)	524,000	517,450
Comerica, Inc. 3% 9/16/15	1,724,000	1,730,729
Credit Suisse (Guernsey) Ltd. 5.86% (j)	5,543,000	5,210,420
Credit Suisse New York Branch 6% 2/15/18	23,160,000	25,244,029
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (f)(j)	3,783,236	3,660,281
Discover Bank 8.7% 11/18/19	15,765,000	18,816,064
Export-Import Bank of Korea:
5.125% 2/14/11	2,041,000	2,056,724
5.25% 2/10/14 (f)	3,328,000	3,564,787
5.5% 10/17/12	1,577,000	1,673,363
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,520,414
8.25% 3/1/38	10,448,000	11,997,376
Fifth Third Bank 4.75% 2/1/15	2,013,000	2,121,171
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	5,279,000	4,909,470
HBOS PLC 6.75% 5/21/18 (f)	4,594,000	4,397,009
JPMorgan Chase Bank 6% 10/1/17	4,609,000	5,177,695
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.8% 7/1/14	$ 11,717,000	$ 12,743,362
6.95% 2/1/28	3,200,000	3,325,280
7% 2/1/11	786,000	793,201
KeyBank NA, Cleveland 5.45% 3/3/16	6,295,000	6,771,443
Korea Development Bank 5.75% 9/10/13	2,804,000	3,054,041
Manufacturers & Traders Trust Co. 1.79% 4/1/13 (j)	397,000	392,074
Marshall & Ilsley Bank:
4.85% 6/16/15	6,655,000	5,977,295
5% 1/17/17	9,886,000	8,631,625
5.25% 9/4/12	4,830,000	4,898,229
PNC Funding Corp. 3.625% 2/8/15	4,133,000	4,302,693
Regions Bank:
6.45% 6/26/37	16,694,000	14,022,960
7.5% 5/15/18	9,871,000	9,513,176
Regions Financial Corp.:
5.75% 6/15/15	3,138,000	2,926,185
7.75% 11/10/14	7,842,000	7,645,950
SVB Financial Group 5.375% 9/15/20	2,207,000	2,201,021
U.S. Bancorp 4.2% 5/15/14	13,800,000	14,947,994
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(j)	1,004,000	986,286
UnionBanCal Corp. 5.25% 12/16/13	463,000	505,363
Wachovia Bank NA:
4.875% 2/1/15	913,000	978,723
5.85% 2/1/37	7,795,000	7,708,359
Wachovia Corp.:
4.875% 2/15/14	734,000	782,939
5.625% 10/15/16	12,375,000	13,872,115
5.75% 6/15/17	2,050,000	2,295,155
5.75% 2/1/18	4,000,000	4,482,672
Wells Fargo & Co.:
3.625% 4/15/15	15,560,000	16,333,550
3.75% 10/1/14	8,062,000	8,507,200
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	4,733,829
		272,797,990
Consumer Finance - 0.9%
Capital One Financial Corp. 5.7% 9/15/11	6,468,000	6,697,763
Discover Financial Services:
6.45% 6/12/17	15,109,000	16,108,989
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
10.25% 7/15/19	$ 13,687,000	$ 17,164,032
General Electric Capital Corp.:
2.25% 11/9/15	18,045,000	17,480,119
3.5% 6/29/15	10,928,000	11,292,635
5.625% 9/15/17	3,505,000	3,858,812
5.625% 5/1/18	10,000,000	10,894,030
5.875% 1/14/38	3,000,000	2,930,232
6% 8/7/19	22,000,000	24,279,156
6.375% 11/15/67 (j)	10,755,000	10,620,563
Household Finance Corp. 6.375% 10/15/11	2,275,000	2,377,807
HSBC Finance Corp.:
5.25% 1/14/11	1,539,000	1,546,361
5.9% 6/19/12	10,000,000	10,600,480
ORIX Corp. 5.48% 11/22/11	269,000	276,783
SLM Corp.:
0.4922% 3/15/11 (j)	542,000	536,591
0.5184% 10/25/11 (j)	10,097,000	9,906,985
0.5884% 1/27/14 (j)	918,000	816,425
5.375% 1/15/13	2,851,000	2,893,423
		150,281,186
Diversified Financial Services - 1.4%
Bank of America Corp. 5.75% 12/1/17	24,622,000	25,492,486
BP Capital Markets PLC 3.125% 10/1/15	15,261,000	15,345,470
Capital One Capital V 10.25% 8/15/39	5,432,000	5,744,340
Citigroup, Inc.:
4.75% 5/19/15	33,500,000	34,938,926
5.375% 8/9/20	16,119,000	16,466,526
5.5% 4/11/13	26,194,000	28,077,218
6.125% 5/15/18	24,224,000	26,397,329
6.5% 1/18/11	1,364,000	1,374,039
6.5% 8/19/13	14,228,000	15,691,720
JPMorgan Chase & Co.:
4.65% 6/1/14	10,000,000	10,811,950
6% 1/15/18	10,000,000	11,265,690
6.3% 4/23/19	10,326,000	11,806,077
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	6,106,000	5,935,687
5.35% 4/15/12 (f)	1,620,000	1,656,076
5.5% 1/15/14 (f)	4,474,000	4,503,448
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.: - continued
5.7% 4/15/17 (f)	$ 1,185,000	$ 1,072,324
TECO Finance, Inc.:
4% 3/15/16	3,899,000	4,065,561
5.15% 3/15/20	5,602,000	5,989,502
7% 5/1/12	3,630,000	3,955,553
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	2,263,000	2,390,158
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(j)	7,307,000	7,124,325
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(j)	2,103,000	2,011,183
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(j)	1,824,000	1,773,840
		243,889,428
Insurance - 1.4%
Allstate Corp. 6.2% 5/16/14	7,894,000	9,095,838
American International Group, Inc. 6.4% 12/15/20	20,000,000	19,948,200
Aon Corp.:
3.5% 9/30/15	6,224,000	6,311,671
5% 9/30/20	7,045,000	7,200,631
6.25% 9/30/40	4,660,000	4,724,634
Assurant, Inc. 5.625% 2/15/14	4,837,000	5,105,782
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,288,702
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(j)	10,095,000	9,968,813
Jackson National Life Global Funding 5.375% 5/8/13 (f)	526,000	572,460
Liberty Mutual Group, Inc.:
6.5% 3/15/35 (f)	416,000	371,810
6.7% 8/15/16 (f)	6,494,000	7,036,662
10.75% 6/15/88 (f)(j)	3,501,000	4,271,220
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	8,443,000	11,276,547
MetLife, Inc.:
2.375% 2/6/14	8,786,000	8,882,901
4.75% 2/8/21	6,004,000	6,229,432
5% 6/15/15	813,000	891,961
5.875% 2/6/41	4,635,000	4,753,726
6.125% 12/1/11	1,143,000	1,200,275
6.75% 6/1/16	9,220,000	10,920,493
Metropolitan Life Global Funding I:
5.125% 4/10/13 (f)	5,256,000	5,691,885
5.125% 6/10/14 (f)	8,554,000	9,481,023
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Monumental Global Funding II 5.65% 7/14/11 (f)	$ 4,531,000	$ 4,624,239
Monumental Global Funding III 5.5% 4/22/13 (f)	1,539,000	1,661,766
New York Life Global Funding 4.65% 5/9/13 (f)	3,983,000	4,290,683
New York Life Insurance Co. 6.75% 11/15/39 (f)	4,383,000	5,194,933
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	7,900,000	8,574,858
Pacific Life Global Funding 5.15% 4/15/13 (f)	8,660,000	9,309,275
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	10,809,000	13,770,050
Pacific LifeCorp 6% 2/10/20 (f)	3,802,000	4,132,934
Prudential Financial, Inc.:
3.625% 9/17/12	13,500,000	14,038,542
4.75% 9/17/15	13,500,000	14,591,192
5.15% 1/15/13	1,514,000	1,622,228
7.375% 6/15/19	3,820,000	4,576,952
8.875% 6/15/38 (j)	1,338,000	1,538,700
Symetra Financial Corp. 6.125% 4/1/16 (f)	7,887,000	8,139,108
The Chubb Corp. 5.75% 5/15/18	1,125,000	1,279,565
Unum Group 5.625% 9/15/20	8,263,000	8,364,519
		245,934,210
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,434,075
5.375% 4/15/14	2,899,000	3,189,952
5.5% 1/15/12	3,780,000	3,952,693
6.125% 11/1/12	2,564,000	2,779,302
Camden Property Trust:
5.375% 12/15/13	5,530,000	5,977,150
5.875% 11/30/12	1,067,000	1,142,352
Developers Diversified Realty Corp.:
5.25% 4/15/11	6,538,000	6,614,364
5.375% 10/15/12	6,126,000	6,308,016
7.5% 4/1/17	7,137,000	8,008,628
Duke Realty LP:
4.625% 5/15/13	1,074,000	1,117,024
5.875% 8/15/12	837,000	885,792
Equity One, Inc.:
6% 9/15/17	3,467,000	3,536,846
6.25% 12/15/14	7,715,000	8,277,586
6.25% 1/15/17	2,204,000	2,291,345
Equity Residential 5.125% 3/15/16	8,850,000	9,729,150
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 3,666,000	$ 3,970,806
5.9% 4/1/20	3,817,000	4,194,677
6% 7/15/12	3,426,000	3,649,666
6.2% 1/15/17	1,491,000	1,693,110
HRPT Properties Trust:
5.75% 11/1/15	1,821,000	1,921,860
6.25% 6/15/17	861,000	904,903
6.65% 1/15/18	3,483,000	3,728,193
UDR, Inc. 5.5% 4/1/14	17,798,000	19,119,621
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,650,747
Washington (REIT) 5.95% 6/15/11	7,014,000	7,162,893
		117,240,751
Real Estate Management & Development - 1.6%
AMB Property LP:
5.9% 8/15/13	5,754,000	6,146,417
6.3% 6/1/13	4,012,000	4,361,967
Arden Realty LP 5.2% 9/1/11	937,000	967,155
BioMed Realty LP 6.125% 4/15/20 (f)	5,366,000	5,789,839
Brandywine Operating Partnership LP:
5.625% 12/15/10	12,825,000	12,840,531
5.7% 5/1/17	6,645,000	6,754,629
5.75% 4/1/12	4,410,000	4,550,092
Colonial Properties Trust:
4.8% 4/1/11	351,000	349,555
5.5% 10/1/15	12,454,000	12,071,936
6.875% 8/15/12	2,050,000	2,140,499
Colonial Realty LP 6.05% 9/1/16	3,862,000	3,752,926
Digital Realty Trust LP 4.5% 7/15/15 (f)	7,544,000	7,744,165
Duke Realty LP:
5.4% 8/15/14	6,360,000	6,769,304
5.5% 3/1/16	10,207,000	10,827,330
5.625% 8/15/11	6,022,000	6,160,078
5.95% 2/15/17	9,023,000	9,614,169
6.25% 5/15/13	9,569,000	10,329,398
6.5% 1/15/18	12,019,000	13,129,447
8.25% 8/15/19	4,850,000	5,813,181
ERP Operating LP:
4.75% 7/15/20	11,057,000	11,426,094
5.375% 8/1/16	4,428,000	4,919,380
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.5% 10/1/12	$ 5,487,000	$ 5,899,134
5.75% 6/15/17	18,634,000	20,818,035
6.625% 3/15/12	968,000	1,031,205
Liberty Property LP:
4.75% 10/1/20	16,705,000	17,058,979
5.125% 3/2/15	1,099,000	1,195,181
5.5% 12/15/16	3,828,000	4,228,677
6.375% 8/15/12	4,758,000	5,097,964
6.625% 10/1/17	12,549,000	14,615,871
Mack-Cali Realty LP 7.75% 2/15/11	2,055,000	2,083,976
Post Apartment Homes LP 6.3% 6/1/13	7,452,000	7,994,208
Reckson Operating Partnership LP:
5.15% 1/15/11	1,482,000	1,485,071
6% 3/31/16	1,066,000	1,067,527
Regency Centers LP:
4.95% 4/15/14	427,000	450,370
5.25% 8/1/15	1,490,000	1,588,398
5.875% 6/15/17	789,000	866,158
6.75% 1/15/12	5,098,000	5,307,477
Simon Property Group LP:
4.2% 2/1/15	5,265,000	5,618,640
5.1% 6/15/15	6,421,000	7,126,443
Tanger Properties LP:
6.125% 6/1/20	6,711,000	7,377,315
6.15% 11/15/15	9,756,000	10,823,414
		268,192,135
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
3.7% 9/1/15	6,680,000	6,592,165
5.65% 5/1/18	21,641,000	22,175,576
6.5% 8/1/16	11,950,000	12,975,585
First Niagara Financial Group, Inc. 6.75% 3/19/20	11,736,000	12,649,425
Independence Community Bank Corp. 2.11% 4/1/14 (j)	5,580,000	5,475,771
		59,868,522
TOTAL FINANCIALS		1,667,677,195
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.:
5.95% 3/15/17	$ 1,221,000	$ 1,234,256
6.3% 8/15/14	2,529,000	2,672,425
Express Scripts, Inc.:
5.25% 6/15/12	8,958,000	9,496,474
6.25% 6/15/14	3,291,000	3,740,626
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,065,772
		28,209,553
Pharmaceuticals - 0.1%
Novartis Capital Corp. 4.125% 2/10/14	2,049,000	2,215,959
Pfizer, Inc. 6.2% 3/15/19	10,000,000	12,122,391
Roche Holdings, Inc. 5% 3/1/14 (f)	4,153,000	4,627,621
		18,965,971
TOTAL HEALTH CARE		47,175,524
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (f)	9,485,000	10,902,268
6.4% 12/15/11 (f)	1,011,000	1,055,993
		11,958,261
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	120,142	122,088
Continental Airlines, Inc.:
6.545% 8/2/20	1,070,652	1,141,315
6.648% 3/15/19	1,971,313	2,066,921
6.795% 2/2/20	601,607	606,720
6.82% 5/1/18	154,725	163,776
6.9% 7/2/19	570,563	609,076
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	5,235,313	5,562,520
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,731,278	3,613,743
8.36% 7/20/20	8,387,878	8,543,054
		22,429,213
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	8,512,000	9,309,072
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	$ 2,599,000	$ 2,709,458
TOTAL INDUSTRIALS		46,406,004
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	6,150,000	6,825,928
6% 10/1/12	2,709,000	2,904,419
6.55% 10/1/17	3,075,000	3,527,379
		13,257,726
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,120,000	1,183,828
TOTAL INFORMATION TECHNOLOGY		14,441,554
MATERIALS - 0.5%
Chemicals - 0.3%
Dow Chemical Co.:
4.25% 11/15/20	15,462,000	15,057,329
4.85% 8/15/12	11,300,000	11,977,684
7.6% 5/15/14	25,487,000	29,764,738
		56,799,751
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,281,000	1,410,869
Metals & Mining - 0.2%
Anglo American Capital PLC:
4.45% 9/27/20 (f)	3,707,000	3,816,846
9.375% 4/8/14 (f)	6,996,000	8,559,620
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,381,000	1,455,138
Corporacion Nacional del Cobre (Codelco):
3.75% 11/4/20 (f)	5,082,000	4,968,044
6.375% 11/30/12 (f)	2,818,000	3,074,275
Vale Overseas Ltd. 6.25% 1/23/17	1,623,000	1,842,613
		23,716,536
TOTAL MATERIALS		81,927,156
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.5% 8/15/15	$ 5,000,000	$ 5,051,800
6.3% 1/15/38	28,984,000	30,809,992
6.8% 5/15/36	7,223,000	8,079,807
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,434,000	5,429,291
British Telecommunications PLC 9.375% 12/15/10 (d)	3,533,000	3,542,193
CenturyLink, Inc. 7.6% 9/15/39	11,658,000	11,691,295
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,299,000	4,784,340
Sprint Capital Corp.:
6.875% 11/15/28	4,047,000	3,439,950
7.625% 1/30/11	4,772,000	4,795,860
Telecom Italia Capital SA:
4.95% 9/30/14	6,856,000	7,167,173
5.25% 10/1/15	4,673,000	4,955,086
6.999% 6/4/18	4,029,000	4,479,837
7.2% 7/18/36	13,929,000	13,341,809
Telefonica Emisiones SAU:
5.855% 2/4/13	1,120,000	1,202,367
6.221% 7/3/17	4,604,000	5,103,442
6.421% 6/20/16	753,000	850,217
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,324,664
6.1% 4/15/18	23,353,000	27,363,878
6.35% 4/1/19	7,155,000	8,553,824
6.9% 4/15/38	8,370,000	9,852,017
Verizon New England, Inc. 6.5% 9/15/11	1,004,000	1,047,682
Verizon New York, Inc. 6.875% 4/1/12	1,855,000	1,987,812
		166,854,336
Wireless Telecommunication Services - 0.3%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	11,863,000	12,823,974
5.875% 10/1/19	15,355,000	17,067,205
6.35% 3/15/40	5,301,000	5,499,491
Sprint Nextel Corp. 6% 12/1/16	9,496,000	8,902,500
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 1,605,000	$ 1,757,274
5.5% 6/15/11	4,818,000	4,940,594
		50,991,038
TOTAL TELECOMMUNICATION SERVICES		217,845,374
UTILITIES - 2.0%
Electric Utilities - 1.1%
Alabama Power Co. 3.375% 10/1/20	8,620,000	8,488,442
Ameren Illinois Co. 6.125% 11/15/17	289,000	331,406
AmerenUE 6.4% 6/15/17	3,790,000	4,352,951
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,585,000	8,382,608
Commonwealth Edison Co. 5.4% 12/15/11	8,566,000	8,969,656
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (f)	23,268,000	23,585,748
Edison International 3.75% 9/15/17	9,503,000	9,699,142
EDP Finance BV:
4.9% 10/1/19 (f)	9,000,000	8,037,783
6% 2/2/18 (f)	10,335,000	10,316,159
FirstEnergy Corp. 7.375% 11/15/31	9,491,000	10,068,926
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,314,364
6.05% 8/15/21	10,808,000	11,453,465
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,708,044
Kentucky Utilities Co.:
3.25% 11/1/20 (f)	1,389,000	1,358,960
5.125% 11/1/40 (f)	9,919,000	9,995,962
LG&E and KU Energy LLC:
2.125% 11/15/15 (f)	10,996,000	10,797,005
3.75% 11/15/20 (f)	2,164,000	2,114,698
Louisville Gas & Electric Co. 5.125% 11/15/40 (f)	2,974,000	3,001,727
Mid-American Energy Co. 5.65% 7/15/12	796,000	853,720
Nevada Power Co. 6.5% 5/15/18	15,159,000	17,998,084
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,367,802
Pepco Holdings, Inc. 2.7% 10/1/15	10,081,000	10,050,908
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	711,000	695,003
Progress Energy, Inc.:
6% 12/1/39	13,076,000	14,210,775
7.1% 3/1/11	2,365,000	2,402,812
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Public Service Co. of Colorado 6.25% 9/1/37	$ 3,400,000	$ 3,964,747
Sierra Pacific Power Co. 5.45% 9/1/13	1,091,000	1,196,949
		193,717,846
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	2,827,000	3,073,438
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,895,000	4,895,000
		7,968,438
Independent Power Producers & Energy Traders - 0.3%
Duke Capital LLC 5.668% 8/15/14	6,931,000	7,737,311
Exelon Generation Co. LLC:
4% 10/1/20	16,650,000	16,239,211
5.35% 1/15/14	10,825,000	11,920,014
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,492,581
6.3% 7/15/13	5,310,000	5,917,087
6.5% 5/1/18	6,905,000	7,926,091
		52,232,295
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	5,881,000	6,299,880
Dominion Resources, Inc.:
4.75% 12/15/10	2,748,000	2,750,852
6.3% 9/30/66 (j)	9,946,000	9,622,755
7.5% 6/30/66 (j)	5,720,000	5,948,800
DTE Energy Co. 7.05% 6/1/11	3,366,000	3,469,417
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	2,041,000	2,214,467
National Grid PLC 6.3% 8/1/16	16,573,000	19,385,156
NiSource Finance Corp.:
5.25% 9/15/17	590,000	631,689
5.4% 7/15/14	2,156,000	2,386,216
5.45% 9/15/20	1,330,000	1,424,882
6.4% 3/15/18	8,370,000	9,529,664
6.8% 1/15/19	6,774,000	7,870,650
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	$ 13,748,000	$ 13,473,040
		85,007,468
TOTAL UTILITIES		338,926,047
TOTAL NONCONVERTIBLE BONDS (Cost $2,917,687,940)		3,342,314,768
U.S. Government and Government Agency Obligations - 35.4%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
0.375% 12/28/12	14,630,000	14,554,260
0.5% 10/30/12	9,491,000	9,475,663
0.75% 12/18/13	18,396,000	18,287,408
1% 4/4/12	7,642,000	7,693,270
1% 9/23/13	24,223,000	24,309,767
1.25% 8/20/13	18,909,000	19,116,507
2.5% 5/15/14	34,612,000	36,244,786
2.75% 3/13/14	46,642,000	49,262,114
5% 2/16/12	4,391,000	4,627,227
5% 2/13/17	12,300,000	14,253,006
5.375% 6/12/17	10,250,000	12,123,915
Federal Home Loan Bank:
0.875% 12/27/13	4,095,000	4,089,640
1.625% 11/21/12	3,890,000	3,966,835
1.625% 3/20/13	2,970,000	3,032,729
Freddie Mac:
0.375% 11/30/12	6,153,000	6,123,072
1.125% 7/27/12	18,420,000	18,597,864
1.75% 6/15/12	3,100,000	3,157,527
1.75% 9/10/15	38,164,000	38,299,520
2.125% 3/23/12	6,198,000	6,327,191
2.5% 1/7/14	9,157,000	9,600,272
2.5% 4/23/14	25,290,000	26,555,107
3.75% 3/27/19	15,000,000	16,013,100
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 7/18/11	$ 13,288,000	$ 13,702,280
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	17,165	17,244
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		359,430,304
U.S. Treasury Inflation Protected Obligations - 4.1%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	122,598,312	136,604,193
2.5% 1/15/29	46,153,334	54,505,390
U.S. Treasury Inflation-Indexed Notes 1.375% 1/15/20	477,180,688	509,696,325
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		700,805,908
U.S. Treasury Obligations - 29.1%
U.S. Treasury Bonds 3.875% 8/15/40	580,435,000	555,766,513
U.S. Treasury Notes:
0.375% 9/30/12	12,193,000	12,178,234
0.75% 11/30/11	255,718,000	256,826,793
1.75% 3/31/14	18,250,000	18,791,806
1.75% 7/31/15	250,000,000	254,532,500
1.875% 4/30/14	85,530,000	88,429,980
2.375% 8/31/14	100,000,000	105,031,200
2.375% 9/30/14	260,559,000	273,688,829
2.375% 2/28/15	457,460,000	479,797,772
2.5% 3/31/15	200,000,000	210,890,000
2.625% 7/31/14	1,075,000,000	1,138,911,951
2.625% 12/31/14	348,703,000	369,597,981
2.625% 8/15/20	250,000,000	246,894,500
2.625% 11/15/20	400,000,000	393,624,800
3.125% 4/30/17	118,350,000	126,597,575
3.25% 3/31/17	119,160,000	128,469,375
4.25% 11/15/17	250,000,000	284,668,000
TOTAL U.S. TREASURY OBLIGATIONS		4,944,697,809
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 0.1%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (g)	$ 16,000,000	$ 16,417,744
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,865,892,275)		6,021,351,765
U.S. Government Agency - Mortgage Securities - 8.5%

Fannie Mae - 6.4%
1.935% 10/1/33 (j)	178,216	183,805
2.103% 3/1/35 (j)	111,986	115,863
2.135% 10/1/33 (j)	66,973	69,271
2.202% 2/1/33 (j)	144,839	149,489
2.207% 7/1/35 (j)	61,271	62,903
2.225% 12/1/34 (j)	157,793	162,829
2.316% 3/1/35 (j)	25,496	26,450
2.484% 10/1/35 (j)	242,627	250,473
2.519% 8/1/35 (j)	925,441	965,785
2.532% 7/1/34 (j)	90,615	93,852
2.576% 2/1/35 (j)	3,407,145	3,563,134
2.577% 6/1/36 (j)	262,403	272,997
2.582% 3/1/35 (j)	78,317	81,394
2.592% 10/1/33 (j)	131,189	137,689
2.623% 7/1/34 (j)	4,572,713	4,790,982
2.666% 6/1/34 (j)	725,772	760,068
2.685% 12/1/33 (j)	4,809,632	5,040,168
2.687% 2/1/35 (j)	1,115,200	1,171,313
2.714% 7/1/34 (j)	3,770,805	3,942,064
2.747% 9/1/34 (j)	1,267,982	1,317,180
2.788% 11/1/36 (j)	899,523	947,190
2.807% 5/1/35 (j)	345,061	363,828
2.855% 9/1/35 (j)	5,671,267	5,955,244
2.957% 11/1/36 (j)	1,125,465	1,186,445
2.961% 9/1/36 (j)	1,328,771	1,407,667
2.997% 2/1/34 (j)	45,602	47,916
3% 12/1/25 (h)	25,000,000	24,955,823
3.009% 7/1/35 (j)	367,769	386,515
3.177% 10/1/37 (j)	1,277,560	1,343,833
3.466% 7/1/37 (j)	697,325	730,640
3.5% 12/1/25 (h)	22,000,000	22,487,773
3.5% 12/1/25 (h)(i)	23,000,000	23,509,945
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 12/1/40 (h)(i)	$ 37,000,000	$ 36,334,936
4% 7/1/18 to 10/1/40 (h)	34,928,174	35,669,585
4% 12/1/25 (h)(i)	16,000,000	16,630,934
4% 12/1/40 (h)	3,000,000	3,043,883
4% 12/1/40 (h)	28,000,000	28,409,576
4.5% 6/1/24 to 11/1/40 (h)	69,402,564	72,357,426
4.5% 12/1/25 (h)	5,000,000	5,267,972
4.5% 12/1/40 (h)	41,000,000	42,648,036
5% 5/1/23 to 8/1/40	79,326,226	84,258,924
5% 12/1/40 (h)	30,000,000	31,787,733
5% 12/1/40 (h)	39,000,000	41,324,053
5% 12/1/40 (h)(i)	21,200,000	22,463,331
5% 12/1/40 (h)(i)	16,000,000	16,953,458
5.5% 7/1/16 to 3/1/40 (h)(i)	258,780,557	278,148,505
5.5% 12/1/40 (h)(i)	2,500,000	2,685,942
6% 5/1/16 to 9/1/39 (h)	84,275,649	92,135,349
6% 11/1/40 (h)(i)	8,000,000	8,718,698
6% 12/1/40 (h)	7,000,000	7,615,462
6% 12/1/40 (h)(i)	13,000,000	14,143,000
6% 12/1/40 (h)(i)	18,000,000	19,582,616
6% 12/1/40 (h)(i)	33,000,000	35,901,462
6% 1/1/41 (h)	51,000,000	55,384,470
6.5% 4/1/13 to 9/1/38 (i)	33,473,774	37,571,094
7% 11/1/11 to 6/1/33	331,976	373,743
7.5% 8/1/13 to 8/1/29	351,099	395,438
8.5% 5/1/21 to 9/1/25	17,083	19,420
9.5% 2/1/25	2,445	2,660
10.5% 8/1/20	4,136	4,914
12.5% 12/1/13 to 4/1/15	4,478	4,963
TOTAL FANNIE MAE		1,096,318,111
Freddie Mac - 0.9%
2.093% 4/1/35 (j)	1,209,458	1,256,657
2.548% 7/1/35 (j)	1,950,335	2,033,695
2.624% 1/1/35 (j)	140,708	147,352
2.662% 4/1/35 (j)	6,000,720	6,310,813
2.665% 6/1/35 (j)	274,230	288,164
2.724% 3/1/36 (j)	278,204	286,982
2.738% 8/1/35 (j)	5,413,059	5,647,381
2.983% 1/1/35 (j)	981,256	1,033,534
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.058% 3/1/35 (j)	$ 1,091,359	$ 1,146,686
3.099% 10/1/34 (j)	2,799,940	2,922,135
3.509% 3/1/33 (j)	23,943	25,135
4.361% 10/1/35 (j)	363,895	385,502
4.5% 7/1/25 to 10/1/40	11,464,595	11,973,705
4.946% 1/1/36 (j)	16,834,027	17,550,297
5% 3/1/19 to 9/1/40	66,343,098	70,353,708
5% 12/1/40 (h)(i)	1,000,000	1,056,310
5.265% 1/1/36 (j)	995,864	1,027,152
5.408% 11/1/35 (j)	468,859	492,415
6% 7/1/37	240,720	262,995
6% 12/1/40 (h)	18,000,000	19,515,116
6.5% 10/1/37 to 1/1/39	7,771,695	8,620,374
7% 12/1/10 to 7/1/13	12,536	12,755
7.5% 5/1/11 to 1/1/33	117,146	128,666
8.5% 9/1/24 to 8/1/27	16,617	19,169
11.5% 10/1/15	902	1,003
TOTAL FREDDIE MAC		152,497,701
Ginnie Mae - 1.2%
4% 1/15/25 to 10/20/25	44,193,832	46,621,852
4% 11/1/40 (h)(i)	2,000,000	2,052,927
4% 12/1/40 (h)	13,000,000	13,329,063
4% 12/1/40 (h)	9,900,000	10,150,594
4% 12/1/40 (h)	11,000,000	11,278,438
4.5% 3/15/39 to 9/20/40 (i)	77,559,060	81,690,719
5.5% 12/20/28 to 12/15/38 (i)	15,270,384	16,678,179
6% 12/1/40 (h)	9,000,000	9,923,495
7% 1/15/28 to 11/15/32	2,749,236	3,102,468
7.5% 3/15/28 to 10/15/28	4,172	4,749
8% 7/15/17 to 11/15/17	649,059	716,928
8.5% 5/15/17 to 10/15/21	21,235	24,015
11% 7/20/19 to 8/20/19	1,054	1,273
TOTAL GINNIE MAE		195,574,700
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,436,466,325)		1,444,390,512
Asset-Backed Securities - 3.1%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7234% 4/25/35 (j)	$ 1,543,111	$ 872,774
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0034% 3/25/34 (j)	82,286	80,700
Class M2, 1.9034% 3/25/34 (j)	420,000	333,335
Series 2005-HE2 Class M2, 0.7034% 4/25/35 (j)	147,468	138,495
Series 2006-OP1:
Class M4, 0.6234% 4/25/36 (j)	139,000	1,588
Class M5, 0.6434% 4/25/36 (j)	26,618	54
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3834% 5/20/13 (j)	129,615	129,520
Series 2006-A6 Class A6, 0.2834% 9/20/13 (j)	81,764	81,704
Series 2006-A7 Class A7, 0.2734% 10/20/12 (j)	38,423	38,395
Series 2006-C1 Class C1, 0.7334% 10/20/14 (j)	87,481	16,184
Series 2007-A1 Class A, 0.3034% 1/20/15 (j)	6,037	6,032
Series 2007-A4 Class A4, 0.2834% 4/22/13 (j)	102,873	102,798
Series 2007-D1 Class D, 1.6534% 1/22/13 (f)(j)	7,316,000	73,160
Airspeed Ltd. Series 2007-1A Class C1, 2.7534% 6/15/32 (f)(j)	4,254,007	1,850,493
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	5,210,000	5,286,020
Class A4, 3% 10/15/15 (f)	9,105,000	9,427,250
Ally Master Owner Trust Series 2010-3 Class A, 2.88% 4/15/15 (f)	31,780,000	32,616,377
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	1,026,000	1,050,347
Class E, 6.96% 3/8/16 (f)	2,233,886	2,161,943
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9534% 12/25/33 (j)	83,705	61,306
Series 2004-R2 Class M3, 0.8034% 4/25/34 (j)	110,791	22,399
Series 2005-R2 Class M1, 0.7034% 4/25/35 (j)	1,743,000	1,471,001
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0363% 3/25/34 (j)	40,480	28,875
Series 2004-W11 Class M2, 0.9534% 11/25/34 (j)	457,000	328,536
Series 2004-W7 Class M1, 0.8034% 5/25/34 (j)	1,310,000	719,740
Series 2006-W4 Class A2C, 0.4134% 5/25/36 (j)	1,157,948	402,530
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0784% 4/25/34 (j)	2,253,000	1,613,441
Series 2006-HE2 Class M1, 0.6234% 3/25/36 (j)	228,000	5,846
Axon Financial Funding Ltd. 2.025% 4/4/17 (c)(f)(j)	6,174,000	62
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)	$ 10,784,287	$ 10,900,017
Class A4, 3.52% 6/15/16 (f)	10,100,000	10,496,230
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0034% 2/25/35 (j)	1,257,000	732,318
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	3,555,150	3,588,721
Series 2010-1 Class A3, 0.82% 4/15/13	20,570,000	20,546,783
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0394% 12/1/41 (j)	748,880	747,779
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (j)	1,528,135	1,451,728
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (j)	140,539	139,051
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	713,293	715,869
Class C, 5.31% 6/15/12	1,422,000	1,450,843
Series 2007-1 Class C, 5.38% 11/15/12	506,000	525,062
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	5,660,633	5,777,018
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	5,620,000	5,806,195
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	13,676,000	14,884,960
Series 2008-A5 Class A5, 4.85% 2/18/14	5,405,000	5,486,213
Series 2008-A6 Class A6, 1.3534% 3/17/14 (j)	13,801,000	13,848,075
Series 2009-A2 Class A2, 3.2% 4/15/14	26,000,000	26,336,495
Capital Trust Ltd. Series 2004-1 Class A2, 0.7034% 7/20/39 (f)(j)	252,000	52,290
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	846,000	863,065
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5534% 7/25/36 (j)	931,000	87,147
Series 2006-NC4 Class M1, 0.5534% 10/25/36 (j)	195,000	26,271
Series 2007-RFC1 Class A3, 0.3934% 12/25/36 (j)	1,471,000	498,299
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4334% 5/20/17 (FGIC Insured) (f)(j)	71,557	64,477
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (f)	354,219	356,910
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	7,000,000	7,035,685
Series 2007-A17 Class A, 5.12% 10/15/14	7,400,000	7,985,023
Asset-Backed Securities - continued
	Principal Amount	Value
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	$ 25,040,000	$ 24,963,032
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)	18,655,669	18,686,307
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	26,000,000	26,633,165
Series 2009-A3 Class A3, 2.7% 6/24/13	18,000,000	18,204,374
Series 2009-A5 Class A5, 2.25% 12/23/14	48,200,000	49,346,933
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (j)	624,000	26,194
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3134% 6/25/47 (j)	72,472	70,298
Series 2007-4 Class A1A, 0.3763% 9/25/37 (j)	484,495	454,072
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	1,245,451	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2234% 4/25/34 (j)	131,909	50,871
Series 2004-4 Class M2, 1.0484% 6/25/34 (j)	496,195	270,195
Series 2005-3 Class MV1, 0.6734% 8/25/35 (j)	858,959	814,756
Series 2005-AB1 Class A2, 0.4634% 8/25/35 (j)	115,627	114,002
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (f)	461,622	470,370
Series 2007-C Class A3, 5.43% 5/15/12 (FSA Insured) (f)	12,833	12,856
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7503% 5/28/35 (j)	31,732	22,870
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4284% 8/25/34 (j)	160,000	88,496
Series 2006-3 Class 2A3, 0.4134% 11/25/36 (j)	5,169,000	2,004,598
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0784% 3/25/34 (j)	19,923	5,724
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)	3,966,000	4,027,055
Series 2006-C:
Class B, 5.3% 6/15/12	575,000	589,540
Class D, 6.89% 5/15/13 (f)	2,923,000	3,012,824
Series 2007-A Class D, 7.05% 12/15/13 (f)	1,553,000	1,625,481
Series 2009-D:
Class A3, 2.17% 10/15/13	6,500,000	6,573,130
Class A4, 2.98% 8/15/14	5,800,000	6,020,818
Series 2010-B Class A3, 0.98% 10/15/14	14,330,000	14,353,564
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8034% 6/15/13 (j)	$ 635,000	$ 627,758
Series 2010-5 Class A1, 1.5% 9/15/15	14,820,000	14,766,135
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	62,000	62,441
Series 2007-1:
Class A4, 5.03% 2/16/15	315,390	315,677
Class C, 5.43% 2/16/15	535,000	532,231
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7434% 1/25/35 (j)	801,000	388,485
Class M4, 0.9334% 1/25/35 (j)	296,000	55,352
Series 2006-D Class M1, 0.4834% 11/25/36 (j)	282,000	8,918
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (f)(j)	2,392,000	1,435,200
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,823,802	1,451,747
GE Business Loan Trust:
Series 2003-1 Class A, 0.6834% 4/15/31 (f)(j)	213,916	188,246
Series 2006-2A:
Class A, 0.4334% 11/15/34 (f)(j)	2,074,456	1,680,309
Class B, 0.5334% 11/15/34 (f)(j)	749,989	472,493
Class C, 0.6334% 11/15/34 (f)(j)	1,244,023	534,930
Class D, 1.0034% 11/15/34 (f)(j)	472,908	113,498
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4034% 9/15/17 (j)	1,029,000	1,017,737
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6894% 6/25/42 (j)	643,000	528,898
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	40,298	41,024
Class C, 5.74% 12/15/14	81,409	82,473
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(j)	427,184	87,896
Class M1, 0.9034% 6/25/34 (j)	2,313,000	1,590,925
Series 2007-HE1 Class M1, 0.5034% 3/25/47 (j)	931,000	52,041
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6034% 4/25/36 (j)	92,023	2,122
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3334% 5/25/30 (f)(j)	530,482	270,546
Series 2006-3:
Class B, 0.6534% 9/25/46 (f)(j)	361,000	72,200
Class C, 0.8034% 9/25/46 (f)(j)	1,245,000	186,750
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5734% 8/25/33 (j)	$ 383,897	$ 269,623
Series 2003-3 Class M1, 1.5434% 8/25/33 (j)	673,849	474,241
Series 2003-5 Class A2, 0.9534% 12/25/33 (j)	27,804	16,442
Series 2005-5 Class 2A2, 0.5034% 11/25/35 (j)	97,541	96,578
Series 2006-1 Class 2A3, 0.4784% 4/25/36 (j)	1,321,535	1,278,159
Series 2006-8 Class 2A1, 0.3034% 3/25/37 (j)	6,656	6,543
Honda Auto Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	8,600,000	8,697,843
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5434% 3/20/36 (j)	651,034	535,540
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4434% 1/25/37 (j)	1,292,000	502,067
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	6,590,000	6,663,426
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5534% 7/25/36 (j)	178,000	7,285
Series 2007-CH1:
Class AV4, 0.3834% 11/25/36 (j)	1,255,000	1,036,539
Class MV1, 0.4834% 11/25/36 (j)	1,020,000	610,002
Series 2007-CH3 Class M1, 0.5534% 3/25/37 (j)	499,000	24,930
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6194% 12/27/29 (j)	668,280	572,296
Series 2006-A Class 2C, 1.4394% 3/27/42 (j)	2,867,000	481,310
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,862,581	1,889,964
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3334% 6/25/34 (j)	87,171	61,442
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	20,551	19,133
Class C, 5.691% 10/20/28 (f)	9,169	7,764
Class D, 6.01% 10/20/28 (f)	109,712	87,574
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5134% 10/25/36 (j)	450,000	25,144
Series 2007-HE1 Class M1, 0.5534% 5/25/37 (j)	641,000	32,510
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0034% 7/25/34 (j)	161,438	106,203
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	150,836	152,101
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9034% 7/25/34 (j)	535,260	412,008
Series 2006-FM1 Class A2B, 0.3634% 4/25/37 (j)	1,833,674	1,621,215
Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (j)	13,740	13,595
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.5134% 6/25/35 (j)	$ 2,781,844	$ 2,218,114
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5934% 8/25/34 (j)	48,462	34,655
Series 2005-NC1 Class M1, 0.6934% 1/25/35 (j)	326,000	172,730
Series 2005-NC2 Class B1, 1.4234% 3/25/35 (j)	339,222	49,248
Series 2007-HE2 Class M1, 0.5034% 1/25/37 (j)	229,000	6,136
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (e)	12,226,200	1,406,013
Series 2006-1 Class AIO, 5.5% 4/25/11 (e)	25,319,960	471,762
Series 2006-2 Class AIO, 6% 8/25/11 (e)	10,871,000	378,474
Series 2006-3 Class AIO, 7.1% 1/25/12 (e)	57,413,000	3,588,313
Series 2006-4:
Class A1, 0.2834% 3/25/25 (j)	314,875	310,086
Class AIO, 6.35% 2/27/12 (e)	42,154,000	2,863,926
Class D, 1.3534% 5/25/32 (j)	2,193,000	17,105
Series 2007-1 Class AIO, 7.27% 4/25/12 (e)	50,293,000	4,476,077
Series 2007-2 Class AIO, 6.7% 7/25/12 (e)	37,116,000	3,654,727
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7634% 9/25/35 (j)	1,164,000	800,200
Series 2005-D Class M2, 0.7234% 2/25/36 (j)	704,000	62,822
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	9,366,174	9,429,751
Series 2009-B Class A3, 2.07% 1/15/15	10,060,000	10,129,912
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	8,720,000	8,716,318
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (c)(f)(j)	962,000	355,940
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (j)	47,580	46,192
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (j)	97,196	94,504
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5034% 9/25/34 (j)	435,000	207,170
Class M4, 1.7034% 9/25/34 (j)	558,000	135,559
Series 2005-WCH1:
Class M2, 0.7734% 1/25/36 (j)	2,176,000	1,916,706
Class M3, 0.8134% 1/25/36 (j)	391,000	271,120
Class M4, 1.0834% 1/25/36 (j)	1,245,000	504,872
Series 2005-WHQ2:
Class M7, 1.5034% 5/25/35 (j)	1,616,000	47,671
Class M9, 2.1334% 5/25/35 (j)	171,517	545
Asset-Backed Securities - continued
	Principal Amount	Value
Providian Master Note Trust Series 2006-C1A Class C1, 0.8034% 3/15/15 (f)(j)	$ 2,842,000	$ 2,837,557
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4834% 12/25/36 (j)	515,000	15,711
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3234% 2/25/37 (j)	42,326	41,566
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0534% 4/25/33 (j)	4,173	3,648
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0484% 3/25/35 (j)	1,309,857	1,077,177
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9734% 1/25/36 (j)	83,000	2,738
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (j)	41,341	18,834
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (j)	15,121	14,851
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4063% 3/20/19 (FGIC Insured) (f)(j)	662,676	622,905
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2422% 6/15/33 (j)	1,043,000	61,080
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	571,164	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4034% 9/25/34 (j)	40,113	19,670
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3434% 6/25/37 (j)	1,462,152	1,215,812
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	801,798	825,852
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1134% 9/25/34 (j)	115,176	80,565
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8506% 4/6/42 (f)(j)	2,327,842	116,392
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	496,599	513,118
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	17,328,553	17,530,752
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	83,583	83,805
Class D, 5.54% 12/20/12 (f)	507,000	513,258
Class E, 7.05% 5/20/14 (f)	4,753,000	4,832,843
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	749,203	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7534% 8/15/15 (f)(j)	7,241,000	7,197,862
Asset-Backed Securities - continued
	Principal Amount	Value
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	$ 6,399	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (f)(j)	1,459,789	540,122
TOTAL ASSET-BACKED SECURITIES (Cost $492,670,297)		520,565,229
Collateralized Mortgage Obligations - 1.0%

Private Sponsor - 1.0%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (f)(j)	1,169,849	1,133,018
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (j)	824,000	204,039
Class C, 5.6987% 4/10/49 (j)	2,198,000	380,305
Class D, 5.6987% 4/10/49 (j)	1,100,000	167,662
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4944% 1/25/34 (j)	1,430,373	1,320,489
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (j)	1,357,706	1,210,402
Series 2004-A Class 2A2, 3.516% 2/25/34 (j)	662,688	584,802
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (j)	123,430	106,410
Class 2A2, 3.0591% 3/25/34 (j)	919,898	873,611
Series 2004-D Class 2A2, 2.957% 5/25/34 (j)	1,682,067	1,526,936
Series 2004-G Class 2A7, 2.9642% 8/25/34 (j)	1,530,820	1,355,012
Series 2004-H Class 2A1, 3.1633% 9/25/34 (j)	1,372,778	1,220,854
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (e)(f)(j)	23,778,773	1,823,832
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5334% 1/25/35 (j)	1,866,925	1,498,775
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4274% 10/12/41 (e)(f)(j)	3,211,283	40,028
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.1105% 2/25/37 (j)	1,141,281	1,109,628
Series 2007-A2 Class 2A1, 3.1848% 7/25/37 (j)	904,097	899,875
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0905% 12/10/49 (j)	1,734,000	1,844,886
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.5181% 8/25/34 (j)	643,117	641,515
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,937,000	445,510
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7534% 7/16/34 (f)(j)	$ 1,734,000	$ 1,729,852
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9126% 11/25/34 (j)	3,731,239	3,436,184
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8756% 10/25/34 (j)	790,261	749,586
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (f)(j)	2,889,000	2,846,532
Class C2, 0.7591% 10/18/54 (f)(j)	970,000	950,600
Class M2, 0.5391% 10/18/54 (f)(j)	1,661,000	1,630,105
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (f)(j)	2,405,000	2,309,502
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (f)(j)	2,545,000	2,528,407
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3534% 12/20/54 (j)	178,650	92,005
Series 2006-1A Class C2, 0.8534% 12/20/54 (f)(j)	5,526,000	2,866,612
Series 2006-2 Class C1, 0.7234% 12/20/54 (j)	4,563,000	2,486,835
Series 2006-3 Class C2, 0.7534% 12/20/54 (j)	922,000	507,744
Series 2006-4:
Class B1, 0.3434% 12/20/54 (j)	3,812,000	3,006,715
Class C1, 0.6334% 12/20/54 (j)	2,331,000	1,209,206
Class M1, 0.4234% 12/20/54 (j)	1,006,000	691,625
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (j)	1,847,000	1,006,615
Class 1M1, 0.5534% 12/20/54 (j)	1,238,000	848,030
Class 2C1, 1.2134% 12/20/54 (j)	842,000	458,890
Class 2M1, 0.7534% 12/20/54 (j)	1,589,000	1,088,465
Series 2007-2 Class 2C1, 0.6834% 12/17/54 (j)	2,199,000	1,132,485
Granite Mortgages Series 2003-2 Class 1A3, 0.7891% 7/20/43 (j)	5,018,197	4,697,997
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7391% 1/20/44 (j)	365,737	248,823
Series 2004-3 Class 2A1, 0.4314% 9/20/44 (j)	3,422,486	3,208,580
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.0969% 4/25/35 (j)	407,880	353,703
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4734% 5/19/35 (j)	318,197	200,119
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (j)	97,768	99,587
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18: - continued
Class A3, 5.447% 6/12/47 (j)	$ 3,289,000	$ 3,423,112
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9132% 8/25/36 (j)	1,135,000	942,491
Series 2004-A3 Class 4A1, 4.2989% 7/25/34 (j)	794,648	772,522
Series 2004-A5 Class 2A1, 2.6088% 12/25/34 (j)	576,215	528,908
Series 2006-A2 Class 5A1, 3.0784% 11/25/33 (j)	1,586,784	1,507,897
Series 2007-A1 Class 1A1, 3.0128% 7/25/35 (j)	2,875,029	2,764,996
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	836,549
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (j)	885,515	556,444
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4834% 10/25/36 (j)	476,000	2,113
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (j)	1,575,350	1,069,685
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.423% 6/15/22 (f)(j)	153,000	138,465
Class C, 0.443% 6/15/22 (f)(j)	1,288,000	1,107,680
Class D, 0.453% 6/15/22 (f)(j)	496,000	416,640
Class E, 0.463% 6/15/22 (f)(j)	792,000	649,440
Class F, 0.493% 6/15/22 (f)(j)	1,268,000	1,014,400
Class G, 0.563% 6/15/22 (f)(j)	219,000	170,820
Class H, 0.583% 6/15/22 (f)(j)	595,000	458,150
Class J, 0.623% 6/15/22 (f)(j)	694,000	499,680
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7858% 8/25/34 (j)	1,000,740	956,453
Series 2005-A2 Class A7, 2.7997% 2/25/35 (j)	757,216	699,945
Series 2006-A6 Class A4, 3.1798% 10/25/33 (j)	663,834	629,597
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	7,424,000	7,925,735
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5434% 7/25/35 (j)	2,002,697	1,621,076
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5534% 3/25/37 (j)	2,543,000	163,072
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.86% 10/25/35 (j)	4,027,984	3,503,419
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6034% 7/10/35 (f)(j)	1,580,088	1,096,897
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.1034% 7/10/35 (f)(j)	$ 1,476,100	$ 935,257
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	914,555	943,451
Series 2004-SL3 Class A1, 7% 8/25/16	60,792	59,308
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7034% 6/25/33 (f)(j)	394,700	338,112
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	245,000	244,376
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (j)	32,763	23,808
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3791% 4/25/33 (j)	291,677	287,743
Series 2003-20 Class 1A1, 5.5% 7/25/33	247,859	253,560
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (j)	2,763,000	1,530,161
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3763% 7/25/36 (j)	24,025,790	23,792,403
Series 2006-5 Class A1, 0.3734% 10/25/46 (j)	8,792,228	8,673,409
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.719% 8/25/33 (j)	511,665	477,051
Series 2005-AR14 Class 1A1, 4.07% 12/25/35 (j)	2,219,167	2,154,536
Series 2005-AR3 Class A2, 2.7245% 3/25/35 (j)	1,362,071	1,193,220
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.8648% 12/25/34 (j)	3,269,196	3,107,790
Series 2004-H Class A1, 4.5322% 6/25/34 (j)	576,431	563,690
Series 2004-V Class 1A2, 2.8971% 10/25/34 (j)	1,426,948	1,326,090
Series 2004-W Class A9, 2.7879% 11/25/34 (j)	1,521,000	1,465,392
Series 2005-AR10 Class 2A2, 2.874% 6/25/35 (j)	1,005,404	975,734
Series 2005-AR12:
Class 2A5, 2.8758% 7/25/35 (j)	11,270,000	10,695,213
Class 2A6, 2.8758% 7/25/35 (j)	1,991,973	1,853,521
Series 2005-AR2 Class 2A2, 2.8576% 3/25/35 (j)	2,576,598	2,412,652
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (j)	1,653,121	1,491,622
Series 2006-AR8 Class 3A1, 5.2198% 4/25/36 (j)	9,904,092	9,000,408
TOTAL PRIVATE SPONSOR		166,027,086
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 214,193	$ 231,929
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	729,935	798,536
Series 2004-86 Class KC, 4.5% 5/25/19	560,345	590,972
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,415,269	1,560,802
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	756,876	818,777
Series 2363 Class PF, 6% 9/15/16	976,175	1,054,177
Series 2425 Class JH, 6% 3/15/17	769,163	831,102
TOTAL U.S. GOVERNMENT AGENCY		5,886,295
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $127,488,317)		171,913,381
Commercial Mortgage Securities - 5.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8147% 2/14/43 (j)	1,275,000	1,369,595
Class A3, 6.8647% 2/14/43 (j)	1,377,000	1,478,319
Class A6, 7.1847% 2/14/43 (j)	2,029,000	2,172,301
Class PS1, 1.3859% 2/14/43 (j)(e)	5,245,539	139,407
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.722% 5/10/45 (j)	2,024,000	2,186,224
Series 2006-5:
Class A1, 5.185% 9/10/47	627,947	629,464
Class A2, 5.317% 9/10/47	8,231,000	8,472,791
Class A3, 5.39% 9/10/47	2,418,000	2,607,220
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,620,505
Series 2007-2 Class A1, 5.421% 4/10/49	364,711	372,993
Series 2007-4 Class A3, 5.8083% 2/10/51 (j)	1,729,000	1,824,869
Series 2006-6 Class E, 5.619% 10/10/45 (f)	1,002,000	188,475
Series 2007-3:
Class A3, 5.6579% 6/10/49 (j)	2,896,000	3,046,851
Class A4, 5.6579% 6/10/49 (j)	3,615,000	3,729,663
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 3,797,000	$ 3,991,300
Series 2004-2:
Class A3, 4.05% 11/10/38	571,398	580,985
Class A4, 4.153% 11/10/38	2,199,000	2,261,682
Series 2004-6 Class A2, 4.161% 12/10/42	1,797,936	1,824,171
Series 2005-1 Class A3, 4.877% 11/10/42	2,839,095	2,849,829
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	739,427	739,052
Series 2001-3 Class H, 6.562% 4/11/37 (f)	969,000	967,444
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	434,000	424,206
Class K, 6.15% 5/11/35 (f)	806,000	748,946
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	5,387,000	5,711,700
Series 2007-1 Class B, 5.543% 1/15/49	1,044,000	537,073
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5634% 3/15/22 (f)(j)	745,000	663,050
Class D, 0.6134% 3/15/22 (f)(j)	754,000	640,900
Class E, 0.6534% 3/15/22 (f)(j)	623,000	520,205
Class F, 0.7234% 3/15/22 (f)(j)	502,000	400,345
Class G, 0.7834% 3/15/22 (f)(j)	326,000	228,200
Series 2006-BIX1:
Class C, 0.4334% 10/15/19 (f)(j)	1,114,000	1,032,121
Class D, 0.4634% 10/15/19 (f)(j)	1,361,000	1,223,403
Class E, 0.4934% 10/15/19 (f)(j)	1,261,000	1,111,193
Class F, 0.5634% 10/15/19 (f)(j)	2,713,000	2,315,274
Class G, 0.5834% 10/15/19 (f)(j)	1,026,000	813,721
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1034% 12/25/33 (f)(j)	43,456	29,984
Series 2004-1:
Class A, 0.6134% 4/25/34 (f)(j)	1,154,797	923,838
Class B, 2.1534% 4/25/34 (f)(j)	126,309	58,102
Class M1, 0.8134% 4/25/34 (f)(j)	101,005	65,653
Class M2, 1.4534% 4/25/34 (f)(j)	93,499	51,424
Series 2004-2:
Class A, 0.6834% 8/25/34 (f)(j)	929,728	771,674
Class M1, 0.8334% 8/25/34 (f)(j)	103,801	70,585
Series 2004-3:
Class A1, 0.6234% 1/25/35 (f)(j)	2,143,013	1,703,695
Class A2, 0.6734% 1/25/35 (f)(j)	300,123	216,088
Class M1, 0.7534% 1/25/35 (f)(j)	361,154	249,196
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Class M2, 1.2534% 1/25/35 (f)(j)	$ 164,218	$ 106,742
Series 2005-2A:
Class A1, 0.5634% 8/25/35 (f)(j)	1,644,518	1,317,259
Class M1, 0.6834% 8/25/35 (f)(j)	77,534	43,179
Class M2, 0.7334% 8/25/35 (f)(j)	127,755	68,477
Class M3, 0.7534% 8/25/35 (f)(j)	70,926	36,016
Class M4, 0.8634% 8/25/35 (f)(j)	44,054	21,586
Series 2005-3A:
Class A1, 0.5734% 11/25/35 (f)(j)	577,237	444,876
Class A2, 0.6534% 11/25/35 (f)(j)	591,221	437,504
Class M2, 0.7434% 11/25/35 (f)(j)	58,351	29,584
Class M3, 0.7634% 11/25/35 (f)(j)	52,564	24,779
Class M4, 0.8534% 11/25/35 (f)(j)	65,102	29,543
Series 2005-4A:
Class A2, 0.6434% 1/25/36 (f)(j)	1,331,179	918,514
Class B1, 1.6534% 1/25/36 (f)(j)	77,575	27,151
Class M1, 0.7034% 1/25/36 (f)(j)	429,246	227,500
Class M2, 0.7234% 1/25/36 (f)(j)	86,884	43,442
Class M3, 0.7534% 1/25/36 (f)(j)	188,248	86,594
Class M4, 0.8634% 1/25/36 (f)(j)	70,334	28,837
Class M5, 0.9034% 1/25/36 (f)(j)	70,334	27,430
Class M6, 0.9534% 1/25/36 (f)(j)	74,472	27,554
Series 2006-1 Class A2, 0.6134% 4/25/36 (f)(j)	204,550	145,108
Series 2006-2A:
Class A1, 0.4834% 7/25/36 (f)(j)	3,935,027	3,039,808
Class A2, 0.5334% 7/25/36 (f)(j)	181,255	127,930
Class B3, 2.9534% 7/25/36 (f)(j)	69,369	15,837
Class M1, 0.5634% 7/25/36 (f)(j)	190,206	100,809
Class M2, 0.5834% 7/25/36 (f)(j)	90,628	37,882
Class M3, 0.6034% 7/25/36 (f)(j)	75,523	29,303
Class M5, 0.7234% 7/25/36 (f)(j)	62,656	21,297
Class M6, 0.7934% 7/25/36 (f)(j)	93,425	27,691
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (f)(j)	82,887	17,406
Class B3, 2.8534% 10/25/36 (f)(j)	97,138	13,599
Class M4, 0.6834% 10/25/36 (f)(j)	91,507	36,603
Class M5, 0.7334% 10/25/36 (f)(j)	109,411	38,294
Class M6, 0.8134% 10/25/36 (f)(j)	316,959	88,749
Series 2006-4A:
Class A1, 0.4834% 12/25/36 (f)(j)	712,814	554,498
Class A2, 0.5234% 12/25/36 (f)(j)	3,765,704	2,649,926
Class B1, 0.9534% 12/25/36 (f)(j)	19,583	4,917
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Class B2, 1.5034% 12/25/36 (f)(j)	$ 18,277	$ 4,025
Class B3, 2.7034% 12/25/36 (f)(j)	144,636	30,301
Class M1, 0.5434% 12/25/36 (f)(j)	172,981	79,225
Class M2, 0.5634% 12/25/36 (f)(j)	114,886	48,241
Class M3, 0.5934% 12/25/36 (f)(j)	116,844	45,978
Class M4, 0.6534% 12/25/36 (f)(j)	139,691	51,951
Class M5, 0.6934% 12/25/36 (f)(j)	128,593	40,687
Class M6, 0.7734% 12/25/36 (f)(j)	114,886	32,559
Series 2007-1:
Class A2, 0.5234% 3/25/37 (f)(j)	811,106	543,441
Class B1, 0.9234% 3/25/37 (f)(j)	204,510	38,857
Class B2, 1.4034% 3/25/37 (f)(j)	146,970	26,455
Class B3, 3.6034% 3/25/37 (f)(j)	510,928	71,530
Class M1, 0.5234% 3/25/37 (f)(j)	180,246	90,123
Class M2, 0.5434% 3/25/37 (f)(j)	135,184	54,074
Class M3, 0.5734% 3/25/37 (f)(j)	56,154	19,654
Class M4, 0.6234% 3/25/37 (f)(j)	40,902	13,089
Class M5, 0.6734% 3/25/37 (f)(j)	149,743	43,425
Class M6, 0.7534% 3/25/37 (f)(j)	210,056	48,313
Series 2007-2A:
Class A1, 0.5234% 7/25/37 (f)(j)	1,518,413	1,108,442
Class A2, 0.5734% 7/25/37 (f)(j)	1,422,522	711,261
Class B1, 1.8534% 7/25/37 (f)(j)	384,358	49,967
Class B2, 2.5034% 7/25/37 (f)(j)	333,639	36,700
Class B3, 3.6034% 7/25/37 (f)(j)	374,848	37,485
Class M1, 0.6234% 7/25/37 (f)(j)	435,870	139,478
Class M2, 0.6634% 7/25/37 (f)(j)	227,445	53,450
Class M3, 0.7434% 7/25/37 (f)(j)	229,822	45,964
Class M4, 0.9034% 7/25/37 (f)(j)	478,665	86,160
Class M5, 1.0034% 7/25/37 (f)(j)	423,190	67,710
Class M6, 1.2534% 7/25/37 (f)(j)	537,309	77,910
Series 2007-3:
Class A2, 0.5434% 7/25/37 (f)(j)	729,335	466,264
Class B1, 1.2034% 7/25/37 (f)(j)	327,672	72,776
Class B2, 1.8534% 7/25/37 (f)(j)	940,736	163,218
Class B3, 4.2534% 7/25/37 (f)(j)	439,979	67,053
Class M1, 0.5634% 7/25/37 (f)(j)	290,016	132,856
Class M2, 0.5934% 7/25/37 (f)(j)	309,174	110,437
Class M3, 0.6234% 7/25/37 (f)(j)	498,775	161,753
Class M4, 0.7534% 7/25/37 (f)(j)	875,334	258,661
Class M5, 0.8534% 7/25/37 (f)(j)	398,359	111,102
Class M6, 1.0534% 7/25/37 (f)(j)	302,568	68,592
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-4A:
Class B1, 2.8034% 9/25/37 (f)(j)	$ 219,524	$ 15,367
Class B2, 3.7034% 9/25/37 (f)(j)	999,211	59,953
Class M1, 1.2034% 9/25/37 (f)(j)	210,272	44,157
Class M2, 1.3034% 9/25/37 (f)(j)	210,272	35,746
Class M4, 1.8534% 9/25/37 (f)(j)	676,234	87,910
Class M5, 2.0034% 9/25/37 (f)(j)	676,234	71,005
Class M6, 2.2034% 9/25/37 (f)(j)	679,598	61,164
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(e)	3,976,834	129,247
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(j)(e)	9,545,729	1,026,166
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6934% 3/15/19 (f)(j)	657,000	479,070
Class H, 0.9034% 3/15/19 (f)(j)	442,000	245,582
Class J, 1.1034% 3/15/19 (f)(j)	332,000	173,472
Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (f)(j)	554,000	398,880
Class E, 0.5534% 3/15/22 (f)(j)	2,884,000	1,932,280
Class F, 0.6034% 3/15/22 (f)(j)	1,770,000	1,097,400
Class G, 0.6534% 3/15/22 (f)(j)	364,000	207,480
Class H, 0.8034% 3/15/22 (f)(j)	554,000	277,000
Class J, 0.9534% 3/15/22 (f)(j)	554,000	232,680
sequential payer:
2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	10,425,229
Series 2003-PWR2 Class A3, 4.834% 5/11/39	539,582	548,624
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,101,679	1,121,334
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	1,271,093	1,287,887
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,784,000	10,374,451
Series 2007-PW16 Class A4, 5.717% 6/11/40 (j)	2,484,000	2,644,550
Series 2007-PW17 Class A1, 5.282% 6/11/50	740,133	752,702
Series 2007-PW18:
Class A2, 5.613% 6/11/50	605,000	631,201
Class A4, 5.7% 6/11/50	20,000,000	21,126,894
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	419,991	431,655
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (f)(j)(e)	12,236,446	53,842
Series 2003-T12 Class X2, 0.5005% 8/13/39 (f)(j)(e)	21,345,582	97,910
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,473,586
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (f)(j)(e)	23,497,252	384,244
Series 2006-T22 Class A4, 5.5118% 4/12/38 (j)	217,000	237,817
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW15 Class A1, 5.016% 2/11/44	$ 316,282	$ 321,643
Series 2007-PW16:
Class B, 5.717% 6/11/40 (f)(j)	277,000	118,992
Class C, 5.717% 6/11/40 (f)(j)	231,000	89,425
Class D, 5.717% 6/11/40 (f)(j)	231,000	79,620
Series 2007-PW18 Class X2, 0.3205% 6/11/50 (f)(j)(e)	161,976,505	2,084,702
Series 2007-T28:
Class A1, 5.422% 9/11/42	219,279	224,946
Class X2, 0.1749% 9/11/42 (f)(j)(e)	74,495,119	594,605
C-BASS Trust floater Series 2006-SC1 Class A, 0.5234% 5/25/36 (f)(j)	736,986	566,155
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	2,037,000	2,185,685
Class XCL, 2.1162% 5/15/35 (f)(j)(e)	22,479,129	517,290
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (f)	3,994,000	3,979,249
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5634% 8/15/21 (f)(j)	619,000	577,663
Class G, 0.5834% 8/15/21 (f)(j)	462,000	402,157
Class H, 0.6234% 8/15/21 (f)(j)	368,000	302,065
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	2,902,792	2,699,245
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	6,059,588	6,100,619
Class A2, 5.6985% 12/10/49 (j)	2,250,000	2,352,589
Class A4, 5.6985% 12/10/49 (j)	6,296,000	6,679,146
Series 2007-FL3A Class A2, 0.3934% 4/15/22 (f)(j)	3,443,000	3,091,202
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A3, 5.607% 10/15/48	6,300,000	6,779,143
Series 2007-CD4:
Class A1, 4.977% 12/11/49	229,176	230,683
Class A2A, 5.237% 12/11/49	1,543,000	1,575,023
Class A4, 5.322% 12/11/49	29,121,000	29,956,426
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,742,833
Class C, 5.476% 12/11/49	3,265,000	587,700
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.818% 5/15/46 (j)	1,734,000	1,854,769
Commercial Mortgage Securities - continued
	Principal Amount	Value
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2006-C1 Class B, 5.359% 8/15/48	$ 5,202,000	$ 1,300,500
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4834% 4/15/17 (f)(j)	5,219,000	4,697,100
Class C, 0.5234% 4/15/17 (f)(j)	1,395,000	1,213,650
Class D, 0.5634% 4/15/17 (f)(j)	802,000	669,670
Class E, 0.6234% 4/15/17 (f)(j)	247,000	197,600
Class F, 0.6634% 4/15/17 (f)(j)	140,000	102,200
Class G, 0.8034% 4/15/17 (f)(j)	140,000	93,800
Class H, 0.8734% 4/15/17 (f)(j)	140,000	79,800
Class J, 1.1034% 4/15/17 (f)(j)	108,000	50,760
Series 2005-FL11:
Class C, 0.5534% 11/15/17 (f)(j)	1,323,234	1,243,840
Class D, 0.5934% 11/15/17 (f)(j)	68,839	63,332
Class E, 0.6434% 11/15/17 (f)(j)	244,095	217,245
Class F, 0.7034% 11/15/17 (f)(j)	151,645	130,415
Class G, 0.7534% 11/15/17 (f)(j)	105,420	85,390
Series 2006-CN2A:
Class A2FL, 0.4738% 2/5/19 (f)(j)	4,120,000	3,879,729
Class AJFL, 0.5138% 2/5/19 (j)	1,890,000	1,749,571
Series 2006-FL12 Class AJ, 0.3834% 12/15/20 (f)(j)	2,471,000	2,149,770
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	17,282	17,272
Series 2006-C8:
Class A3, 5.31% 12/10/46	4,941,000	5,133,831
Class A4, 5.306% 12/10/46	9,370,000	9,674,860
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	3,071,000	3,074,042
Class AJFX, 5.478% 2/5/19 (f)	8,710,000	8,624,146
Series 2007-C9 Class A4, 5.8145% 12/10/49 (j)	3,836,000	4,124,451
Series 2004-LBN2 Class X2, 0.8517% 3/10/39 (f)(j)(e)	2,818,851	6,082
Series 2006-C8:
Class B, 5.44% 12/10/46	3,003,000	850,925
Class XP, 0.4812% 12/10/46 (j)(e)	17,971,874	240,293
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	4,618,000	4,876,451
Series 2007-C2:
Class A1, 5.269% 1/15/49	104,295	104,390
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A3, 5.542% 1/15/49 (j)	$ 3,468,000	$ 3,564,384
Series 2007-C3 Class A4, 5.721% 6/15/39 (j)	1,923,000	1,988,228
Series 2006-C4 Class AAB, 5.439% 9/15/39	9,869,000	10,546,675
Series 2006-C5 Class ASP, 0.6706% 12/15/39 (j)(e)	12,105,276	206,154
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	3,962,000	4,067,583
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6034% 4/15/22 (f)(j)	6,186,000	3,402,300
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,734,000	1,796,264
Series 2002-CP5 Class A1, 4.106% 12/15/35	111,268	112,912
Series 2004-C1:
Class A3, 4.321% 1/15/37	348,550	352,336
Class A4, 4.75% 1/15/37	807,000	851,207
Series 1998-C1 Class D, 7.17% 5/17/40	33,186	33,252
Series 2001-CK6 Class AX, 0.8917% 8/15/36 (j)(e)	4,501,923	25,863
Series 2001-CKN5 Class AX, 1.963% 9/15/34 (f)(j)(e)	13,091,234	102,698
Series 2004-C1 Class ASP, 0.9573% 1/15/37 (f)(j)(e)	66,610,080	160,497
Series 2006-C1 Class A3, 5.5465% 2/15/39 (j)	9,156,000	9,701,628
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4034% 2/15/22 (f)(j)	656,000	452,640
Class C:
0.4234% 2/15/22 (f)(j)	1,521,000	897,390
0.5234% 2/15/22 (f)(j)	543,000	260,640
Class F, 0.5734% 2/15/22 (f)(j)	1,086,000	466,980
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	84,473	85,398
Series 2007-C1:
Class ASP, 0.4158% 2/15/40 (j)(e)	32,463,287	345,598
Class B, 5.487% 2/15/40 (f)(j)	2,651,000	318,120
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	618,000	619,394
Class G, 6.936% 3/15/33 (f)	1,141,000	1,140,450
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	29,361,000	30,238,042
Series 2001-1 Class X1, 0.99% 5/15/33 (f)(j)(e)	13,463,306	39,653
Series 2004-C1 Class X2, 1.1123% 11/10/38 (f)(j)(e)	8,661,396	8,529
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2007-C1 Class XP, 0.1995% 12/10/49 (j)(e)	$ 32,403,713	$ 185,839
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6751% 4/10/40 (f)(j)(e)	8,795,328	166
Series 2004-C3 Class X2, 0.6308% 12/10/41 (j)(e)	18,112,231	95,671
Series 2005-C1 Class X2, 0.5556% 5/10/43 (j)(e)	6,890,440	57,818
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4438% 11/5/21 (f)(j)	652,000	592,057
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	257,078	258,178
Series 2007-GG11 Class A2, 5.597% 12/10/49	3,468,000	3,627,911
Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	16,882,732
Series 2003-C2 Class XP, 0.8817% 1/5/36 (f)(j)(e)	10,508,949	253
Series 2005-GG3 Class XP, 0.6907% 8/10/42 (f)(j)(e)	32,116,404	234,809
Series 2006-GG7:
Class A3, 5.8828% 7/10/38 (j)	4,571,000	4,963,248
Class A4, 5.8828% 7/10/38 (j)	13,274,000	14,548,130
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(e)	39,933,089	397,111
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4934% 6/6/20 (f)(j)	88,000	82,110
Class D, 0.5334% 6/6/20 (f)(j)	414,000	371,006
Class E, 0.6234% 6/6/20 (f)(j)	479,000	416,769
Class F, 0.6934% 6/6/20 (f)(j)	681,000	575,221
Series 2007-EOP:
Class C, 0.5734% 3/6/20 (f)(j)	1,781,000	1,602,900
Class D, 0.6234% 3/6/20 (f)(j)	7,692,000	6,768,960
Class F, 0.7334% 3/6/20 (f)(j)	146,000	126,290
Class G, 0.7734% 3/6/20 (f)(j)	74,000	62,530
Class H, 0.9034% 3/6/20 (f)(j)	446,000	376,915
Class J, 1.1034% 3/6/20 (f)(j)	639,000	536,760
sequential payer:
Series 2004-GG2 Class A4, 4.964% 8/10/38	538,000	560,706
Series 2005-GG4 Class A3, 4.607% 7/10/39	9,600,000	9,735,324
Series 2005-GG4 Class XP, 0.7093% 7/10/39 (e)(f)(j)	32,788,419	332,238
Series 2006-GG6:
Class A2, 5.506% 4/10/38	9,028,175	9,096,449
Class A3, 5.5775% 4/10/38 (j)	20,000,000	21,016,096
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	$ 9,531,000	$ 9,708,653
Class A4, 5.56% 11/10/39 (j)	34,187,000	36,260,404
Series 2007-GG10:
Class A1, 5.69% 8/10/45	160,928	164,094
Class A2, 5.778% 8/10/45	826,000	852,560
Class A4, 5.8078% 8/10/45 (j)	8,288,000	8,638,621
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9167% 1/15/38 (f)(j)(e)	2,560,503	4,777
Series 2004-CB8 Class X2, 1.0315% 1/12/39 (f)(j)(e)	2,558,698	7,446
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4234% 11/15/18 (f)(j)	1,277,654	1,124,336
Class C, 0.4634% 11/15/18 (f)(j)	907,428	771,314
Class D, 0.4834% 11/15/18 (f)(j)	201,523	165,249
Class E, 0.5334% 11/15/18 (f)(j)	368,499	294,799
Class F, 0.5834% 11/15/18 (f)(j)	552,172	430,695
Class G, 0.6134% 11/15/18 (f)(j)	480,200	360,150
Class H, 0.7534% 11/15/18 (f)(j)	368,499	269,004
sequential payer:
Series 2005-CB11 Class A2, 5.016% 8/12/37	676,085	675,761
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (j)	5,157,000	5,451,463
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,725,000	2,936,280
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	824,000	863,307
Class A3, 5.336% 5/15/47	10,293,000	10,735,497
Series 2007-CB18 Class A4, 5.44% 6/12/47	4,270,000	4,486,909
Series 2007-CB19 Class A4, 5.7421% 2/12/49 (j)	16,081,000	17,001,301
Series 2007-CB20 Class A4, 5.794% 2/12/51	17,256,000	18,334,811
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (j)	4,868,000	5,070,647
Series 2007-LDP10 Class A1, 5.122% 1/15/49	40,886	41,233
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	3,920,000	3,997,393
Class A3, 5.412% 1/15/49	12,612,000	13,154,664
Series 2005-CB13 Class E, 5.3509% 1/12/43 (f)(j)	877,000	69,283
Series 2006-CB17 Class A3, 5.45% 12/12/43	494,000	509,087
Series 2007-CB19:
Class B, 5.7421% 2/12/49 (j)	148,000	54,707
Class C, 5.7421% 2/12/49 (j)	388,000	135,669
Class D, 5.7421% 2/12/49 (j)	407,000	122,975
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	$ 331,000	$ 115,846
Class CS, 5.466% 1/15/49 (j)	143,000	45,731
Class ES, 5.5411% 1/15/49 (f)(j)	896,000	58,298
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	607,090	612,257
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9501% 7/15/44 (j)	1,403,000	1,489,505
Series 1998-C1 Class D, 6.98% 2/18/30	582,623	584,519
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	279,410	280,935
Series 2006-C1 Class A2, 5.084% 2/15/31	444,641	446,707
Series 2006-C3 Class A1, 5.478% 3/15/32	20,583	20,604
Series 2006-C6:
Class A1, 5.23% 9/15/39	164,475	164,577
Class A2, 5.262% 9/15/39 (j)	3,026,000	3,067,092
Series 2006-C7:
Class A1, 5.279% 11/15/38	316,196	320,423
Class A2, 5.3% 11/15/38	1,907,000	1,947,976
Class A3, 5.347% 11/15/38	3,172,000	3,353,568
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	168,161	171,169
Class A4, 5.424% 2/15/40	20,427,000	21,569,701
Series 2007-C2 Class A3, 5.43% 2/15/40	4,646,000	4,828,742
Series 2000-C5 Class E, 7.29% 12/15/32	121,000	121,051
Series 2001-C3 Class B, 6.512% 6/15/36	3,352,000	3,434,468
Series 2001-C7 Class D, 6.514% 11/15/33	1,907,000	1,953,208
Series 2004-C2 Class XCP, 1.0453% 3/15/36 (f)(j)(e)	19,326,007	55,756
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	195,111	196,011
Series 2005-C3 Class XCP, 0.7546% 7/15/40 (j)(e)	5,367,427	52,661
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (j)(e)	7,990,689	143,981
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	3,815,000	1,614,324
Class D, 5.563% 2/15/40 (j)	694,000	250,407
Class E, 5.582% 2/15/40 (j)	347,000	93,909
Class XCP, 0.477% 2/15/40 (j)(e)	3,961,998	41,579
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	3,917,000	4,105,096
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,850,000	1,962,825
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Class XCP, 0.29% 9/15/45 (j)(e)	$ 133,066,679	$ 1,391,784
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4834% 9/15/21 (f)(j)	555,142	421,908
Class E, 0.5434% 9/15/21 (f)(j)	2,003,583	1,482,651
Class F, 0.5934% 9/15/21 (f)(j)	965,627	695,252
Class G, 0.6134% 9/15/21 (f)(j)	1,906,832	1,334,783
Class H, 0.6534% 9/15/21 (f)(j)	492,207	315,012
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,181,394
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	189,520	189,669
Series 2005-MKB2 Class A2, 4.806% 9/12/42	3,020,043	3,018,081
Series 2007-C1 Class A1, 4.533% 6/12/50	268,570	270,090
Series 2005-CKI1 Class A3, 5.2413% 11/12/37 (j)	2,847,000	2,944,091
Series 2005-LC1 Class F, 5.3852% 1/12/44 (f)(j)	1,509,000	759,183
Series 2006-C1 Class A2, 5.6095% 5/12/39 (j)	2,417,642	2,487,922
Series 2007-C1:
Class A3, 5.8258% 6/12/50 (j)	7,212,000	7,645,392
Class A4, 5.8258% 6/12/50 (j)	6,564,000	7,048,516
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	3,906,423
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3763% 12/12/49 (j)	803,925	782,193
sequential payer:
Series 2006-1 CLass A3, 5.4657% 2/12/39 (j)	1,845,000	1,930,310
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,490,000	1,572,330
Series 2007-5:
Class A1, 4.275% 8/12/48	24,906	24,969
Class A3, 5.364% 8/12/48	676,000	693,641
Class A4, 5.378% 8/12/48	20,069,000	20,337,754
Class B, 5.479% 2/12/17	5,202,000	824,756
Series 2007-6:
Class A1, 5.175% 3/12/51	75,075	75,934
Class A2, 5.331% 3/12/51	20,000,000	20,685,978
Class A4, 5.485% 3/12/51 (j)	24,350,000	24,891,108
Series 2007-7 Class A4, 5.7475% 6/12/50 (j)	6,069,000	6,236,874
Series 2007-8 Class A1, 4.622% 8/12/49	315,074	320,647
Series 2007-9:
Class A2, 5.59% 9/12/49	8,692,868	9,027,890
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-9:
Class A4, 5.7% 9/12/49	$ 185,000	$ 192,878
Class ASB, 5.644% 9/12/49	12,500,000	13,633,466
Series 2006-4 Class XP, 0.6252% 12/12/49 (j)(e)	35,212,926	636,928
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,734,000	529,308
Series 2007-7 Class B, 5.75% 6/12/50	1,295,000	220,961
Series 2007-8 Class A3, 5.9646% 8/12/49 (j)	1,496,000	1,610,647
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.454% 7/15/19 (f)(j)	671,000	80,520
Class G, 0.614% 7/15/19 (f)(j)	491,894	457,461
Series 2007-XCLA Class A1, 0.454% 7/17/17 (f)(j)	1,969,559	1,423,006
Series 2007-XLCA Class B, 0.754% 7/17/17 (f)(j)	2,033,616	238,950
Series 2007-XLFA:
Class C, 0.414% 10/15/20 (f)(j)	995,000	427,850
Class D, 0.444% 10/15/20 (f)(j)	545,000	196,200
Class E, 0.504% 10/15/20 (f)(j)	681,000	143,010
Class F, 0.554% 10/15/20 (f)(j)	409,000	57,260
Class G, 0.594% 10/15/20 (f)(j)	505,000	35,350
Class H, 0.684% 10/15/20 (f)(j)	318,000	19,080
Class J, 0.834% 10/15/20 (f)(j)	363,000	14,520
Class MHRO, 0.944% 10/15/20 (f)(j)	482,325	120,581
Class MJPM, 1.254% 10/15/20 (f)(j)	113,175	84,882
Class MSTR, 0.954% 10/15/20 (f)(j)	210,691	52,673
Class NHRO, 1.144% 10/15/20 (f)(j)	734,010	110,102
Class NSTR, 1.104% 10/15/20 (f)(j)	191,450	28,717
sequential payer:
Series 2003-IQ5 Class X2, 0.9113% 4/15/38 (f)(j)(e)	4,773,322	33,288
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,575,000	2,652,025
Series 2006-T23 Class A1, 5.682% 8/12/41	401,508	404,988
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	181,810	183,948
Class A31, 5.439% 2/12/44 (j)	7,959,000	8,286,878
Series 2007-IQ13 Class A1, 5.05% 3/15/44	304,652	308,084
Series 2007-IQ14 Class A1, 5.38% 4/15/49	749,658	765,237
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,680,000	10,122,391
Series 2007-T25 Class A1, 5.391% 11/12/49	215,696	220,259
Series 2007-T27 Class A4, 5.6485% 6/11/42 (j)	3,492,000	3,814,458
Series 2003-IQ6 Class X2, 0.5796% 12/15/41 (f)(j)(e)	11,219,768	64,938
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2005-IQ9 Class X2, 1.0925% 7/15/56 (f)(j)(e)	$ 19,294,928	$ 224,170
Series 2006-HQ10 Class X2, 0.4955% 11/12/41 (f)(j)(e)	8,300,643	85,862
Series 2006-HQ8 Class A3, 5.4406% 3/12/44 (j)	2,689,000	2,729,096
Series 2006-IQ11:
Class A3, 5.7248% 10/15/42 (j)	2,849,076	2,992,844
Class A4, 5.7608% 10/15/42 (j)	520,000	574,234
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,734,000	631,523
Series 2006-T23 Class A3, 5.8053% 8/12/41 (j)	885,000	952,187
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	3,144,000	1,448,441
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	2,601,000	2,727,545
Class AAB, 5.654% 4/15/49	4,940,000	5,221,866
Class B, 5.7278% 4/15/49 (j)	426,000	148,925
Series 2007-XLC1:
Class C, 0.854% 7/17/17 (f)(j)	2,740,895	75,375
Class D, 0.954% 7/17/17 (f)(j)	1,290,886	16,136
Class E, 1.054% 7/17/17 (f)(j)	1,050,118	13,126
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	29	29
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (f)	3,674,029	4,093,235
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	176,961	181,665
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	1,474,000	1,498,521
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4534% 1/15/18 (f)(j)	1,041,000	999,686
Series 2006-WL7A:
Class E, 0.5363% 9/15/21 (f)(j)	1,481,000	948,005
Class F, 0.5963% 8/11/18 (f)(j)	1,532,000	726,142
Class G, 0.6163% 8/11/18 (f)(j)	1,452,000	671,798
Class J, 0.8563% 8/11/18 (f)(j)	323,000	100,622
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (f)(j)	93,624	56,174
Class AP2, 1.0534% 6/15/20 (f)(j)	157,378	86,558
Class F, 0.7334% 6/15/20 (f)(j)	3,844,000	1,922,000
Class LXR1, 0.9534% 6/15/20 (f)(j)	212,473	149,794
Class LXR2, 1.0534% 6/15/20 (f)(j)	2,620,829	1,703,539
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	$ 2,510,700	$ 2,530,057
Series 2003-C8 Class A3, 4.445% 11/15/35	7,552,000	7,781,563
Series 2004-C14 Class A2, 4.368% 8/15/41	8,689,970	8,990,482
Series 2006-C27 Class A2, 5.624% 7/15/45	1,430,424	1,456,161
Series 2006-C29:
Class A1, 5.11% 11/15/48	477,336	482,260
Class A3, 5.313% 11/15/48	4,606,000	4,904,852
Class A4, 5.308% 11/15/48	12,000,000	12,789,385
Series 2007-C30:
Class A1, 5.031% 12/15/43	41,651	41,744
Class A3, 5.246% 12/15/43	1,489,000	1,508,588
Class A4, 5.305% 12/15/43	510,000	511,494
Class A5, 5.342% 12/15/43	1,855,000	1,860,061
Series 2007-C31:
Class A1, 5.14% 4/15/47	138,755	139,789
Class A4, 5.509% 4/15/47	6,419,000	6,564,911
Series 2007-C32:
Class A2, 5.739% 6/15/49 (j)	2,081,000	2,156,373
Class A3, 5.744% 6/15/49 (j)	28,312,000	29,222,293
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(j)	824,000	805,153
Series 2003-C9 Class XP, 0.4498% 12/15/35 (f)(j)(e)	4,638,507	51
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (f)(j)	1,333,000	1,279,680
Class 180B, 5.3979% 10/15/41 (f)(j)	607,000	570,580
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,457,721
Series 2005-C22:
Class B, 5.3588% 12/15/44 (j)	3,845,000	3,159,998
Class F, 5.3588% 12/15/44 (f)(j)	2,892,000	1,190,648
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,734,000	550,256
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	5,202,000	889,256
Class D, 5.513% 12/15/43 (j)	2,774,000	242,752
Class XP, 0.4396% 12/15/43 (f)(j)(e)	19,258,232	252,135
Series 2007-C31 Class C, 5.6934% 4/15/47 (j)	4,147,000	901,489
Series 2007-C31A Class A2, 5.421% 4/15/47	18,990,000	19,539,827
Series 2007-C32:
Class D, 5.744% 6/15/49 (j)	1,303,000	265,763
Class E, 5.744% 6/15/49 (j)	2,054,000	359,547
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33:
Class A4, 5.9025% 2/15/51 (j)	$ 1,500,000	$ 1,569,342
Class A5, 5.9025% 2/15/51 (j)	2,818,000	2,932,772
Series 2007-C33 Class B, 5.9025% 2/15/51 (j)	2,916,000	967,659
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $747,133,876)		956,886,428
Municipal Securities - 0.3%

California Gen. Oblig.:
5.25% 4/1/14	9,500,000	10,026,680
6.2% 3/1/19	7,000,000	7,380,030
7.5% 4/1/34	6,800,000	6,966,668
7.55% 4/1/39	5,220,000	5,375,660
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	9,780,000	10,169,929
TOTAL MUNICIPAL SECURITIES (Cost $38,530,091)		39,918,967
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,217,293)	2,128,000	2,255,680
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $502,184)	528,000	574,179
Bank Notes - 0.0%

National City Bank, Cleveland 0.3969% 3/1/13 (j) (Cost $3,011,253)	3,474,000	3,443,120
Fixed-Income Funds - 20.0%
	Shares	Value
Fidelity Corporate Bond 1-10 Year Central Fund (k)	4,549,729	$ 496,102,450
Fidelity Mortgage Backed Securities Central Fund (k)	25,584,292	2,704,515,459
Fidelity Specialized High Income Central Fund (k)	1,957,551	195,441,912
TOTAL FIXED-INCOME FUNDS (Cost $3,252,225,005)		3,396,059,821
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (j)	$ 735,000	637,695
MUFG Capital Finance 1 Ltd. 6.346% (j)	4,742,000	4,847,249
		5,484,944
TOTAL PREFERRED SECURITIES (Cost $3,679,091)		5,484,944
Cash Equivalents - 10.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10:
(Collateralized by U.S. Government Obligations) #	$ 1,536,074,798	1,536,064,000
(Collateralized by U.S. Government Obligations) # (b)	300,752,089	300,750,000
TOTAL CASH EQUIVALENTS (Cost $1,836,814,000)		1,836,814,000
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $16,724,317,947)		17,741,972,794
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(739,882,772)
NET ASSETS - 100%		$ 17,002,090,022
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 325,000,000	$ 4,946,793
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $788,678,161 or 4.6% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $16,417,744 or 0.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,536,064,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 134,107,902
Barclays Capital, Inc.	267,286,798
J.P. Morgan Securities, Inc.	82,036,486
Merrill Lynch Government Securities, Inc.	148,035,765
Merrill Lynch, Pierce, Fenner & Smith, Inc.	164,418,225
Mizuho Securities USA, Inc.	740,178,824
$ 1,536,064,000
$300,750,000 due 12/01/10 at 0.25%
J.P. Morgan Securities, Inc.	$ 300,750,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 5,833,663
Fidelity Mortgage Backed Securities Central Fund	23,290,292
Fidelity Specialized High Income Central Fund	3,364,885
Total	$ 32,488,840
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 496,693,915	$ -	$ -	$ 496,102,450	24.5%
Fidelity Mortgage Backed Securities Central Fund	2,690,638,106	23,290,292	-	2,704,515,459	38.3%
Fidelity Specialized High Income Central Fund	188,755,230	3,364,884	-	195,441,912	43.1%
Total	$ 3,376,087,251	$ 26,655,176	$ -	$ 3,396,059,821
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,342,314,768	$ -	$ 3,342,314,768	$ -
U.S. Government and Government Agency Obligations	6,021,351,765	-	6,021,351,765	-
U.S. Government Agency - Mortgage Securities	1,444,390,512	-	1,444,390,512	-
Asset-Backed Securities	520,565,229	-	506,746,887	13,818,342
Collateralized Mortgage Obligations	171,913,381	-	168,726,848	3,186,533
Commercial Mortgage Securities	956,886,428	-	923,132,661	33,753,767
Municipal Securities	39,918,967	-	39,918,967	-
Foreign Government and Government Agency Obligations	2,255,680	-	2,255,680	-
Supranational Obligations	574,179	-	574,179	-
Bank Notes	3,443,120	-	3,443,120	-
Fixed-Income Funds	3,396,059,821	3,396,059,821	-	-
Preferred Securities	5,484,944	-	5,484,944	-
Cash Equivalents	1,836,814,000	-	1,836,814,000	-
Total Investments in Securities:	$ 17,741,972,794	$ 3,396,059,821	$ 14,295,154,331	$ 50,758,642
Derivative Instruments:
Assets
Swap Agreements	$ 4,946,793	$ -	$ 4,946,793	$ -
Other Financial Instruments:
Forward Commitments	$ 857,478	$ -	$ 857,478	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 72,787,535
Total Realized Gain (Loss)	411,807
Total Unrealized Gain (Loss)	1,902,414
Cost of Purchases	3,104,385
Proceeds of Sales	(1,456,597)
Amortization/Accretion	442,577
Transfers in to Level 3	9,375,800
Transfers out of Level 3	(35,809,279)
Ending Balance	$ 50,758,642
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 1,934,787

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $16,653,231,729. Net unrealized appreciation aggregated $1,088,741,065, of which $1,147,468,114 related to appreciated investment securities and $58,727,049 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Term Bond Fund -
Short-Term Bond
Class F

November 30, 2010

1.813036.106

STP-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 16,316	$ 16,925
5.875% 3/15/11	4,350	4,415
6.5% 11/15/13	6,814	7,783
		29,123
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,614
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	6,820	6,959
5.125% 1/15/11	10,267	10,314
Whirlpool Corp. 6.125% 6/15/11	7,250	7,447
		24,720
Media - 1.1%
Comcast Cable Communications, Inc. 6.75% 1/30/11	23,665	23,891
COX Communications, Inc. 7.125% 10/1/12	18,400	20,302
NBC Universal, Inc. 3.65% 4/30/15 (d)	7,820	8,186
News America, Inc. 5.3% 12/15/14	9,474	10,645
Time Warner Cable, Inc. 5.4% 7/2/12	20,680	22,025
Time Warner, Inc. 3.15% 7/15/15	11,388	11,746
		96,795
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	6,373	7,020
7.75% 4/1/11	8,050	8,229
		15,249
TOTAL CONSUMER DISCRETIONARY		171,501
CONSUMER STAPLES - 1.4%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	17,822	18,304
7.2% 1/15/14 (d)	11,100	12,916
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	8,628	8,599
Diageo Capital PLC 5.2% 1/30/13	2,405	2,620
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo Finance BV 5.5% 4/1/13	$ 8,519	$ 9,355
The Coca-Cola Co. 3.625% 3/15/14	590	633
		52,427
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,664
Food Products - 0.5%
Cargill, Inc. 5.2% 1/22/13 (d)	2,175	2,344
Kraft Foods, Inc.:
2.625% 5/8/13	27,534	28,503
5.625% 11/1/11	7,653	7,982
		38,829
Tobacco - 0.2%
Altria Group, Inc.:
4.125% 9/11/15	7,500	7,951
8.5% 11/10/13	8,000	9,534
		17,485
TOTAL CONSUMER STAPLES		118,405
ENERGY - 1.3%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	426
Oil, Gas & Consumable Fuels - 1.3%
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,325
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	5,442	5,473
Duke Energy Field Services 6.875% 2/1/11	454	458
EnCana Corp. 6.3% 11/1/11	936	982
Enterprise Products Operating LP 4.6% 8/1/12	9,289	9,765
Gazstream SA 5.625% 7/22/13 (d)	5,687	5,829
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	8,710	9,291
Nexen, Inc. 5.05% 11/20/13	334	363
NGPL PipeCo LLC 6.514% 12/15/12 (d)	6,699	7,215
Plains All American Pipeline LP 7.75% 10/15/12	1,925	2,124
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,614
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	3,544	3,721
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	8,777	9,488
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV 1.875% 3/25/13	$ 14,810	$ 15,103
Southeast Supply Header LLC 4.85% 8/15/14 (d)	10,282	10,898
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,741
		112,390
TOTAL ENERGY		112,816
FINANCIALS - 13.4%
Capital Markets - 2.1%
Bear Stearns Companies, Inc.:
5.35% 2/1/12	401	421
6.95% 8/10/12	11,000	12,054
Goldman Sachs Group, Inc.:
3.625% 8/1/12	21,000	21,773
3.7% 8/1/15	7,094	7,244
4.75% 7/15/13	5,401	5,764
5.25% 10/15/13	5,483	5,939
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	5,672	5,729
JPMorgan Chase & Co.:
0.9375% 2/26/13 (h)	15,000	15,044
1.65% 9/30/13	17,507	17,528
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	7,360	7,748
5.45% 7/15/14	4,605	4,901
Morgan Stanley:
0.5891% 1/9/14 (h)	435	416
2.7856% 5/14/13 (h)	8,000	8,255
4.2% 11/20/14	4,995	5,168
6% 5/13/14	20,140	21,955
Northern Trust Corp. 4.625% 5/1/14	1,346	1,476
Royal Bank of Scotland PLC 3.4% 8/23/13	8,000	8,134
The Bank of New York, Inc. 4.3% 5/15/14	5,445	5,924
UBS AG Stamford Branch:
1.3844% 2/23/12 (h)	6,500	6,549
2.25% 8/12/13	16,120	16,347
		178,369
Commercial Banks - 5.2%
Bank of Montreal 2.125% 6/28/13	15,550	15,982
Bank of Nova Scotia 2.25% 1/22/13	24,370	24,983
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	17,770	18,256
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Barclays Bank PLC 2.5% 1/23/13	$ 17,050	$ 17,353
Canadian Imperial Bank of Commerce 1.45% 9/13/13	13,791	13,864
Commonwealth Bank of Australia 0.8414% 3/19/13 (d)(h)	15,350	15,385
Credit Agricole SA 0.4728% 6/7/11 (d)(h)	10,000	9,962
Credit Suisse New York Branch 5% 5/15/13	36,750	39,737
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (d)(h)	1,144	1,107
ING Bank NV:
2% 10/18/13 (d)	5,000	4,985
2.65% 1/14/13 (d)	14,190	14,363
Manufacturers & Traders Trust Co. 1.79% 4/1/13 (h)	485	479
Marshall & Ilsley Bank 6.375% 9/1/11	9,120	9,119
National Australia Bank Ltd. 2.35% 11/16/12 (d)	17,518	17,851
Nordea Bank AB 1.75% 10/4/13 (d)	12,260	12,282
PNC Funding Corp.:
3% 5/19/14	8,490	8,768
3.625% 2/8/15	8,119	8,452
Rabobank Nederland NV 2.65% 8/17/12 (d)	28,603	29,413
Regions Financial Corp. 4.875% 4/26/13	7,700	7,200
Royal Bank of Canada 1.125% 1/15/14	17,298	17,266
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	17,050	17,193
Santander US Debt SA Unipersonal 2.485% 1/18/13 (d)	13,200	12,992
Sovereign Bank 1.9969% 8/1/13 (h)	1,101	1,091
SunTrust Bank 6.375% 4/1/11	3,000	3,053
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	22,266	22,897
U.S. Bancorp:
1.375% 9/13/13	8,130	8,164
4.2% 5/15/14	8,510	9,218
Wells Fargo & Co.:
3.625% 4/15/15	7,400	7,768
3.75% 10/1/14	12,527	13,219
4.375% 1/31/13	22,251	23,662
5.25% 10/23/12	3,290	3,537
Westpac Banking Corp.:
0.8397% 4/8/13 (d)(h)	8,700	8,720
2.1% 8/2/13	3,181	3,238
2.25% 11/19/12	10,339	10,597
		432,156
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.0%
American Honda Finance Corp.:
1.625% 9/20/13 (d)	$ 8,190	$ 8,254
2.375% 3/18/13 (d)	3,000	3,063
Capital One Financial Corp.:
5.7% 9/15/11	11,765	12,183
7.375% 5/23/14	13,000	15,007
Caterpillar Financial Services Corp. 2% 4/5/13	5,668	5,796
General Electric Capital Corp.:
1.875% 9/16/13	21,809	21,902
2.25% 11/9/15	4,902	4,749
2.8% 1/8/13	1,270	1,302
3.5% 8/13/12	66,191	68,692
3.5% 6/29/15	2,968	3,067
Household Finance Corp. 6.375% 10/15/11	5,378	5,621
HSBC Finance Corp.:
5.25% 1/14/11	268	269
5.9% 6/19/12	6,125	6,493
John Deere Capital Corp. 1.875% 6/17/13	12,414	12,691
		169,089
Diversified Financial Services - 2.3%
Bank of America Corp. 5.375% 8/15/11	8,270	8,522
BB&T Corp. 3.375% 9/25/13	6,700	7,041
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	11,280	11,525
BP Capital Markets PLC 3.125% 3/10/12	8,461	8,653
Citigroup, Inc.:
2.2856% 8/13/13 (h)	6,181	6,262
4.75% 5/19/15	8,020	8,364
5.125% 5/5/14	4,158	4,453
5.5% 4/11/13	6,500	6,967
6.375% 8/12/14	19,196	21,260
6.5% 1/18/11	174	175
6.5% 8/19/13	7,379	8,138
Deutsche Bank AG London Branch 2.375% 1/11/13	29,670	30,295
Iberbond 2004 PLC 4.826% 12/24/17 (k)	6,411	6,283
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	11,682
6.75% 2/1/11	50	50
MassMutual Global Funding II 3.625% 7/16/12 (d)	4,300	4,468
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
New York Life Global Fund:
2.25% 12/14/12 (d)	$ 6,570	$ 6,718
5.25% 10/16/12 (d)	10,930	11,788
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)	1,425	1,350
Pricoa Global Funding I 5.45% 6/11/14 (d)	5,730	6,379
Prime Property Funding, Inc.:
5.35% 4/15/12 (d)	628	642
5.5% 1/15/14 (d)	144	145
USAA Capital Corp. 3.5% 7/17/14 (d)	9,044	9,689
Volkswagen International Finance NV 1.625% 8/12/13 (d)	6,457	6,486
Whirlpool Corp. 8% 5/1/12	7,298	7,914
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	500	478
		195,727
Insurance - 0.7%
Berkshire Hathaway, Inc. 2.125% 2/11/13	14,470	14,766
Metropolitan Life Global Funding I:
2.5% 1/11/13 (d)	11,430	11,712
2.5% 9/29/15 (d)	5,000	4,965
2.875% 9/17/12 (d)	11,731	12,056
Monumental Global Funding II 5.65% 7/14/11 (d)	146	149
Prudential Financial, Inc. 3.625% 9/17/12	9,639	10,024
Unum Group 7.625% 3/1/11	6,335	6,426
		60,098
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 5.5% 1/15/12	570	596
Duke Realty LP 4.625% 5/15/13	114	119
Equity One, Inc. 6.25% 12/15/14	168	180
Federal Realty Investment Trust 5.4% 12/1/13	150	162
HRPT Properties Trust 0.8919% 3/16/11 (h)	3,745	3,740
		4,797
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP 5.625% 12/15/10	13,832	13,849
Colonial Properties Trust 4.8% 4/1/11	7	7
Duke Realty LP 5.625% 8/15/11	5,464	5,589
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
5.2% 4/1/13	$ 3,570	$ 3,854
5.5% 10/1/12	117	126
Liberty Property LP 6.375% 8/15/12	7,473	8,007
Mack-Cali Realty LP 7.75% 2/15/11	361	366
Reckson Operating Partnership LP 5.15% 1/15/11	49	49
Simon Property Group LP:
4.2% 2/1/15	2,715	2,897
5.3% 5/30/13	7,322	8,040
		42,784
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp. 3.7% 9/1/15	10,610	10,470
Countrywide Financial Corp. 5.8% 6/7/12	16,258	17,088
Independence Community Bank Corp. 2.11% 4/1/14 (h)	5,021	4,927
U.S. Central Federal Credit Union 1.9% 10/19/12	9,870	10,100
		42,585
TOTAL FINANCIALS		1,125,605
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,882
WellPoint, Inc. 5% 1/15/11	3,881	3,900
		14,782
Pharmaceuticals - 0.0%
Wyeth 5.5% 2/1/14	4,108	4,635
TOTAL HEALTH CARE		19,417
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)	7,300	8,033
6.4% 12/15/11 (d)	7,987	8,342
		16,375
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	$ 57	$ 58
Continental Airlines, Inc. 6.795% 2/2/20	212	214
		272
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	17,257
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
1.875% 6/15/13	7,770	7,897
5.45% 10/15/12	3,003	3,252
		11,149
TOTAL INDUSTRIALS		45,053
INFORMATION TECHNOLOGY - 0.3%
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	8,040	8,559
5.5% 5/15/12	9,707	10,260
6.875% 8/15/11	4,390	4,566
		23,385
MATERIALS - 0.8%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	29,758	31,543
Metals & Mining - 0.4%
Anglo American Capital PLC 2.15% 9/27/13 (d)	16,540	16,750
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	3,598	3,791
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	3,300	3,600
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	8,152
		32,293
TOTAL MATERIALS		63,836
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,610
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
2.5% 8/15/15	$ 10,110	$ 10,215
4.95% 1/15/13	10,874	11,710
6.7% 11/15/13	2,385	2,741
British Telecommunications PLC 9.375% 12/15/10 (c)	6,239	6,255
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,288
France Telecom SA 4.375% 7/8/14	12,631	13,728
SBC Communications, Inc.:
5.1% 9/15/14	7,403	8,202
5.875% 2/1/12	4,923	5,208
Sprint Capital Corp. 7.625% 1/30/11	268	269
Telecom Italia Capital SA:
0.7669% 2/1/11 (h)	4,542	4,538
6.175% 6/18/14	16,200	17,538
Telefonica Emisiones SAU 2.582% 4/26/13	19,310	19,388
Verizon New England, Inc. 6.5% 9/15/11	7,923	8,268
Verizon New York, Inc. 6.875% 4/1/12	13,328	14,282
		146,240
Wireless Telecommunication Services - 0.7%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,612
Verizon Wireless Capital LLC:
3.75% 5/20/11	16,939	17,188
5.25% 2/1/12	5,544	5,834
Vodafone Group PLC:
4.15% 6/10/14	3,995	4,262
5.5% 6/15/11	10,561	10,830
		53,726
TOTAL TELECOMMUNICATION SERVICES		199,966
UTILITIES - 1.4%
Electric Utilities - 0.9%
Alabama Power Co. 4.85% 12/15/12	7,496	8,082
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,471
EDP Finance BV 5.375% 11/2/12 (d)	6,575	6,631
FirstEnergy Corp. 6.45% 11/15/11	11,495	12,023
FirstEnergy Solutions Corp. 4.8% 2/15/15	1,720	1,840
LG&E and KU Energy LLC 2.125% 11/15/15 (d)	5,651	5,549
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Mid-American Energy Co. 5.65% 7/15/12	$ 309	$ 331
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	14,230	15,075
Progress Energy, Inc.:
6.05% 3/15/14	3,658	4,116
7.1% 3/1/11	9,628	9,782
Southern Co.:
0.6891% 10/21/11 (h)	6,432	6,453
4.15% 5/15/14	1,976	2,117
		77,470
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,058	1,058
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	12,986	13,331
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
2.25% 9/1/15	5,149	5,157
6.3% 9/30/66 (h)	7,611	7,364
DTE Energy Co. 7.05% 6/1/11	9,501	9,793
		22,314
TOTAL UTILITIES		114,173
TOTAL NONCONVERTIBLE BONDS (Cost $1,941,178)		1,994,157
U.S. Government and Government Agency Obligations - 50.2%

U.S. Government Agency Obligations - 9.7%
Fannie Mae:
0.375% 12/28/12	54,360	54,079
0.5% 10/30/12	79,990	79,861
0.75% 12/18/13	36,891	36,673
1% 9/23/13	89,920	90,242
1.125% 7/30/12	27,960	28,231
1.25% 8/20/13	37,930	38,346
2.5% 5/15/14	68,673	71,913
2.75% 3/13/14	53,701	56,718
4.375% 9/15/12	5,723	6,111
4.625% 10/15/13	74,550	82,451
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
4.75% 11/19/12	$ 21,925	$ 23,704
Federal Home Loan Bank:
0.875% 12/27/13	15,220	15,200
1.125% 5/18/12	21,500	21,688
1.625% 11/21/12	16,565	16,892
Freddie Mac:
0.375% 11/30/12	18,924	18,832
1.125% 7/27/12	55,467	56,003
1.75% 6/15/12	17,506	17,831
2.5% 1/7/14	15,000	15,726
2.5% 4/23/14	5,880	6,174
4.125% 12/21/12	2,549	2,729
4.5% 1/15/14	69,792	77,475
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		816,879
U.S. Treasury Obligations - 38.1%
U.S. Treasury Notes:
0.375% 9/30/12	43,511	43,458
0.5% 11/15/13	1,141,884	1,135,027
0.75% 5/31/12	251,275	252,660
0.875% 1/31/12	447,598	450,378
1% 4/30/12	280,341	282,881
1.375% 2/15/13	197,187	200,838
1.75% 4/15/13 (f)	551,164	566,668
1.75% 3/31/14	18,100	18,637
1.75% 7/31/15	16,081	16,373
1.875% 4/30/14	150,900	156,016
2.375% 9/30/14	23,131	24,297
2.375% 10/31/14	63,074	66,247
TOTAL U.S. TREASURY OBLIGATIONS		3,213,480
Other Government Related - 2.4%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (e)	6,100	6,271
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	10,006	10,224
3.125% 6/15/12 (FDIC Guaranteed) (e)	3,916	4,072
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	11,830	12,071
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (e)	$ 22,590	$ 23,138
1.875% 11/15/12 (FDIC Guaranteed) (e)	16,200	16,599
2.25% 12/10/12 (FDIC Guaranteed) (e)	16,520	17,048
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (e)	3,850	3,945
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (e)	19,730	20,256
2.625% 12/28/12 (FDIC Guaranteed) (e)	17,600	18,332
3% 12/9/11 (FDIC Guaranteed) (e)	20,007	20,534
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (e)	2,300	2,348
3.25% 6/15/12 (FDIC Guaranteed) (e)	1,870	1,948
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (e)	2,310	2,374
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (e)	8,140	8,360
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (e)	12,180	12,518
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (e)	19,250	19,753
TOTAL OTHER GOVERNMENT RELATED		199,791
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,198,284)		4,230,150
U.S. Government Agency - Mortgage Securities - 6.1%

Fannie Mae - 4.6%
1.935% 10/1/33 (h)	291	300
1.952% 10/1/33 (h)	3,190	3,270
2.103% 3/1/35 (h)	195	202
2.135% 10/1/33 (h)	129	134
2.202% 2/1/33 (h)	245	253
2.207% 7/1/35 (h)	100	103
2.225% 12/1/34 (h)	263	272
2.316% 3/1/35 (h)	42	44
2.356% 3/1/35 (h)	2,786	2,893
2.397% 5/1/33 (h)	59	61
2.484% 10/1/35 (h)	513	530
2.532% 7/1/34 (h)	130	135
2.577% 6/1/36 (h)	257	268
2.582% 3/1/35 (h)	124	129
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.586% 5/1/35 (h)	$ 3,409	$ 3,570
2.592% 10/1/33 (h)	374	392
2.597% 2/1/39 (h)	12,017	12,406
2.635% 5/1/35 (h)	8,493	8,905
2.643% 7/1/33 (h)	4,605	4,830
2.648% 8/1/33 (h)	3,986	4,165
2.673% 7/1/35 (h)	2,818	2,954
2.685% 12/1/33 (h)	1,670	1,750
2.69% 12/1/34 (h)	2,028	2,128
2.74% 11/1/34 (h)	15,100	15,887
2.744% 11/1/36 (h)	508	529
2.747% 9/1/34 (h)	340	354
2.766% 3/1/37 (h)	5,886	6,175
2.775% 8/1/35 (h)	2,432	2,552
2.788% 11/1/36 (h)	3,619	3,811
2.803% 10/1/35 (h)	12,745	13,344
2.805% 2/1/35 (h)	3,458	3,609
2.828% 7/1/35 (h)	1,190	1,248
2.839% 11/1/34 (h)	1,821	1,906
2.882% 2/1/36 (h)	963	1,009
2.957% 11/1/36 (h)	2,057	2,168
2.997% 2/1/34 (h)	89	93
3.009% 7/1/35 (h)	1,097	1,152
3.042% 4/1/35 (h)	5,665	5,977
3.177% 10/1/37 (h)	721	759
3.195% 1/1/40 (h)	6,726	6,985
3.258% 1/1/40 (h)	17,800	18,534
3.282% 2/1/40 (h)	11,309	11,755
3.287% 10/1/35 (h)	820	864
3.343% 1/1/40 (h)	10,119	10,562
3.5% 12/1/25	121,120	123,957
3.552% 12/1/39 (h)	1,859	1,943
3.558% 2/1/40 (h)	4,035	4,223
3.603% 3/1/40 (h)	7,920	8,297
3.768% 10/1/39 (h)	10,121	10,609
4.5% 8/1/18 to 7/1/20	43,667	46,362
5.5% 3/1/16 to 1/1/20	18,823	20,474
6.5% 11/1/11 to 3/1/35	12,761	13,899
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 10/1/12 to 11/1/18	$ 1,211	$ 1,308
7.5% 6/1/12 to 11/1/31	55	58
TOTAL FANNIE MAE		390,097
Freddie Mac - 1.4%
2.053% 12/1/35 (h)	2,532	2,627
2.519% 4/1/35 (h)	4,359	4,527
2.611% 9/1/35 (h)	2,326	2,447
2.621% 4/1/35 (h)	12,772	13,311
2.624% 1/1/35 (h)	190	199
2.665% 6/1/35 (h)	430	452
2.854% 6/1/35 (h)	1,026	1,081
2.864% 1/1/36 (h)	1,598	1,684
2.904% 11/1/35 (h)	1,825	1,918
2.983% 1/1/35 (h)	334	352
3.058% 3/1/35 (h)	2,184	2,295
3.087% 8/1/34 (h)	933	977
3.337% 6/1/37 (h)	2,380	2,493
3.499% 8/1/36 (h)	1,506	1,575
3.509% 3/1/33 (h)	39	41
3.523% 12/1/39 (h)	5,611	5,838
3.546% 4/1/40 (h)	5,275	5,500
3.591% 4/1/40 (h)	4,664	4,875
3.618% 2/1/40 (h)	11,289	11,814
4.361% 10/1/35 (h)	359	380
4.5% 8/1/18 to 11/1/18	35,665	37,783
5% 4/1/20	15,456	16,538
8.5% 5/1/27 to 7/1/28	292	336
12% 11/1/19	10	11
TOTAL FREDDIE MAC		119,054
Ginnie Mae - 0.1%
7% 11/15/27 to 8/15/32	2,744	3,091
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $501,920)		512,242
Asset-Backed Securities - 9.1%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	$ 2,226	$ 1,749
Series 2005-1 Class M1, 0.7234% 4/25/35 (h)	1,226	694
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0034% 3/25/34 (h)	52	51
Class M2, 1.9034% 3/25/34 (h)	115	91
Series 2005-HE2 Class M2, 0.7034% 4/25/35 (h)	122	114
Series 2006-OP1:
Class M1, 0.5334% 4/25/36 (h)	8,000	440
Class M4, 0.6234% 4/25/36 (h)	115	1
Class M5, 0.6434% 4/25/36 (h)	22	0*
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7334% 10/20/14 (h)	56	10
Series 2007-A4 Class A4, 0.2834% 4/22/13 (h)	52	52
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	11,180	11,312
Series 2009-A Class A3, 2.33% 6/17/13 (d)	2,780	2,821
Series 2010-1:
Class A3, 1.45% 5/15/14	1,385	1,392
Class A4, 2.3% 12/15/14	10,250	10,466
Series 2010-4 Class A3, 0.91% 11/17/14	11,420	11,354
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0034% 1/15/15 (d)(h)	19,740	20,112
Series 2010-3 Class A, 2.88% 4/15/15 (d)	6,870	7,051
AmeriCredit Automobile Receivables Trust Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,743
Americredit Automobile Receivables Trust:
Series 2010-3 Class A2, 0.77% 12/9/13	9,000	8,991
Series 2010-4 Class A3, 1.27% 4/8/15	10,300	10,327
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	6,000	5,970
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8034% 4/25/34 (h)	91	18
Series 2005-R2 Class M1, 0.7034% 4/25/35 (h)	1,390	1,173
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0363% 3/25/34 (h)	378	269
Series 2004-W7 Class M1, 0.8034% 5/25/34 (h)	227	125
Series 2006-W4 Class A2C, 0.4134% 5/25/36 (h)	956	332
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.6234% 3/25/36 (h)	63	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Axon Financial Funding Ltd. 2.025% 4/4/17 (b)(d)(h)	$ 2,749	$ 0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	9,777	9,882
Class A4, 3.52% 6/15/16 (d)	5,400	5,612
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	4,400	4,437
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	10,900	10,974
Series 2010-2 Class A3, 1.31% 7/15/14	13,020	13,111
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	21,841	21,880
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	3,924	3,961
Series 2010-1 Class A3, 0.82% 4/15/13	10,450	10,438
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0394% 12/1/41 (h)	5,848	5,840
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (h)	1,216	1,155
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (h)	70	70
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	3,056	3,067
Class C, 5.31% 6/15/12	391	399
Series 2007-1:
Class B, 5.15% 9/17/12	5,755	5,938
Class C, 5.38% 11/15/12	139	144
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	4,795	4,893
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	14,640	15,125
Capital One Multi-Asset Execution Trust:
Series 2006-A2 Class A, 4.85% 11/15/13	2,800	2,814
Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,462
Series 2009-A2 Class A2, 3.2% 4/15/14	22,200	22,487
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,703
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7034% 7/20/39 (d)(h)	308	64
Class B, 1.0034% 7/20/39 (d)(h)	178	16
Class C, 1.3534% 7/20/39 (d)(h)	229	2
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5534% 7/25/36 (h)	768	72
Series 2006-NC2 Class M7, 1.1034% 6/25/36 (h)	287	11
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2006-NC4 Class M1, 0.5534% 10/25/36 (h)	$ 53	$ 7
Series 2006-RFC1 Class M9, 2.1234% 5/25/36 (h)	125	8
Series 2007-RFC1 Class A3, 0.3934% 12/25/36 (h)	1,214	411
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4334% 5/20/17 (FGIC Insured) (d)(h)	87	78
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (d)	97	98
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	9,290	9,337
Series 2007-A17 Class A, 5.12% 10/15/14	4,800	5,179
Series 2008-9 Class A, 4.26% 5/15/13	6,537	6,645
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,431
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	8,260	8,235
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	4,908	4,916
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	8,000	8,195
Series 2008-A5 Class A5, 4.85% 4/22/15	8,166	8,867
Series 2009-A3 Class A3, 2.7% 6/24/13	4,020	4,066
Series 2009-A5 Class A5, 2.25% 12/23/14	25,840	26,455
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (d)	3,892	3,905
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (h)	515	22
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3134% 6/25/47 (h)	20	19
Series 2007-4 Class A1A, 0.3763% 9/25/37 (h)	133	125
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	222	0
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.5034% 7/25/34 (h)	419	276
Series 2004-3 Class M4, 1.2234% 4/25/34 (h)	107	41
Series 2004-4 Class M2, 1.0484% 6/25/34 (h)	396	216
Series 2005-3 Class MV1, 0.6734% 8/25/35 (h)	683	648
Series 2005-AB1 Class A2, 0.4634% 8/25/35 (h)	92	91
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (FSA Insured) (d)	205	205
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8067% 5/28/35 (h)	634	499
Class AB3, 0.7503% 5/28/35 (h)	273	197
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4284% 8/25/34 (h)	$ 196	$ 108
Series 2006-2 Class M1, 0.5634% 7/25/36 (h)	6,145	191
Series 2006-3 Class 2A3, 0.4134% 11/25/36 (h)	3,407	1,321
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (d)	10,026	10,037
Series 2010-B Class A3, 0.8% 7/15/13 (d)	11,120	11,088
Ford Credit Auto Owner Trust:
Series 2006-B:
Class B, 5.43% 2/15/12	2,725	2,750
Class C, 5.68% 6/15/12	9,900	10,043
Series 2006-C:
Class B, 5.3% 6/15/12	1,306	1,339
Class C, 5.47% 9/15/12	6,400	6,571
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,689
Class C, 5.8% 2/15/13	4,100	4,299
Series 2009-B Class A3, 2.79% 8/15/13	6,643	6,735
Series 2009-C Class A4, 4.43% 11/15/14	6,210	6,628
Series 2009-D Class A3, 2.17% 10/15/13	3,600	3,641
Series 2009-E Class A3, 1.51% 1/15/14	10,584	10,655
Series 2010-B Class A3, 0.98% 10/15/14	7,150	7,162
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5034% 6/15/13 (h)	12,180	12,138
Class B, 0.8034% 6/15/13 (h)	520	514
Series 2010-1 Class A, 1.9034% 12/15/14 (d)(h)	5,880	5,992
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,403
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	17	17
Series 2007-1:
Class A4, 5.03% 2/16/15	5,864	5,869
Class C, 5.43% 2/16/15	9,937	9,886
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.2034% 11/25/34 (h)	410	92
Class M5, 1.2534% 11/25/34 (h)	262	37
Series 2005-A:
Class M3, 0.7434% 1/25/35 (h)	639	310
Class M4, 0.9334% 1/25/35 (h)	245	46
Series 2006-A Class M1, 0.5534% 5/25/36 (h)	9,765	519
Series 2006-D Class M1, 0.4834% 11/25/36 (h)	77	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (d)(h)	$ 1,714	$ 1,028
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	2,782	2,214
GE Business Loan Trust:
Series 2003-1 Class A, 0.6834% 4/15/31 (d)(h)	177	155
Series 2006-2A:
Class A, 0.4334% 11/15/34 (d)(h)	253	205
Class B, 0.5334% 11/15/34 (d)(h)	91	57
Class C, 0.6334% 11/15/34 (d)(h)	152	65
Class D, 1.0034% 11/15/34 (d)(h)	58	14
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	15,000	15,185
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4034% 9/15/17 (h)	126	125
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6894% 6/25/42 (h)	177	146
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.5934% 4/20/32 (h)	190	188
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	11	11
Class C, 5.74% 12/15/14	22	23
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9034% 6/25/34 (h)	1,604	1,103
Series 2007-HE1 Class M1, 0.5034% 3/25/47 (h)	658	37
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6034% 4/25/36 (h)	76	2
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3334% 5/25/30 (d)(h)	4,108	2,095
Series 2006-3:
Class B, 0.6534% 9/25/46 (d)(h)	3,791	758
Class C, 0.8034% 9/25/46 (d)(h)	9,428	1,414
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5734% 8/25/33 (h)	105	74
Series 2003-3 Class M1, 1.5434% 8/25/33 (h)	538	378
Series 2003-5 Class A2, 0.9534% 12/25/33 (h)	205	121
Series 2004-1 Class M2, 1.9534% 6/25/34 (h)	545	279
Series 2005-5 Class 2A2, 0.5034% 11/25/35 (h)	78	77
Series 2006-1 Class 2A3, 0.4784% 4/25/36 (h)	919	889
Series 2006-8 Class 2A1, 0.3034% 3/25/37 (h)	49	48
Honda Auto Receivables Owner Trust:
Series 2008-1 Class A4, 4.88% 9/18/14	5,070	5,193
Series 2009-3 Class A3, 2.31% 5/15/13	4,281	4,330
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,930
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Honda Auto Receivables Owner Trust: - continued
Series 2010-2 Class A3, 1.35% 3/18/14	$ 8,620	$ 8,683
Series 2010-3 Class A3, 0.7% 5/21/13	16,600	16,517
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5434% 3/20/36 (h)	518	426
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4434% 1/25/37 (h)	902	350
Hyundai Auto Receivables Trust:
Series 2006-B Class C, 5.25% 5/15/13	528	529
Series 2009-A Class A3, 2.03% 8/15/13	3,510	3,549
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	9,630	9,689
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (d)	789	789
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5534% 7/25/36 (h)	49	2
Series 2007-CH1:
Class AV4, 0.3834% 11/25/36 (h)	903	746
Class MV1, 0.4834% 11/25/36 (h)	734	439
Series 2007-CH3 Class M1, 0.5534% 3/25/37 (h)	137	7
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6194% 12/27/29 (h)	532	456
Series 2006-A Class 2C, 1.4394% 3/27/42 (h)	516	87
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	250	254
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3334% 6/25/34 (h)	72	51
Series 2006-6 Class 2A3, 0.4034% 7/25/36 (h)	10,340	4,039
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	1,162	1,212
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	454	427
Class C, 6.125% 4/20/28 (d)	454	390
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5134% 10/25/36 (h)	326	18
Series 2007-HE1 Class M1, 0.5534% 5/25/37 (h)	528	27
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	5,010	5,058
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0034% 7/25/34 (h)	44	29
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	42	42
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9034% 7/25/34 (h)	$ 126	$ 97
Series 2006-FM1 Class A2B, 0.3634% 4/25/37 (h)	1,280	1,132
Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (h)	4	4
Series 2006-OPT1 Class A1A, 0.5134% 6/25/35 (h)	1,464	1,167
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5934% 8/25/34 (h)	367	263
Series 2005-NC1 Class M1, 0.6934% 1/25/35 (h)	269	143
Series 2005-NC2 Class B1, 1.4234% 3/25/35 (h)	280	41
Series 2006-NC4 Class A2D, 0.4934% 6/25/36 (h)	7,135	2,519
Series 2007-HE2 Class M1, 0.5034% 1/25/37 (h)	63	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	4,449	512
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	10,902	203
Series 2006-2 Class AIO, 6% 8/25/11 (j)	3,755	131
Series 2006-3 Class AIO, 7.1% 1/25/12 (j)	26,229	1,639
Series 2006-4:
Class A1, 0.2834% 3/25/25 (h)	259	255
Class AIO, 6.35% 2/27/12 (j)	4,953	337
Class D, 1.3534% 5/25/32 (h)	398	3
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	380	34
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	323	32
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7234% 2/25/36 (h)	327	29
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	5,271	5,307
Series 2009-B Class A3, 2.07% 1/15/15	7,430	7,482
Series 2010-A Class A2, 1.1% 3/15/13	6,210	6,216
Series 2010-B Class A3, 1.12% 12/15/13	7,510	7,512
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0384% 10/30/45 (h)	4,645	4,649
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (b)(d)(h)	792	293
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (h)	5	5
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (h)	9	9
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5034% 9/25/34 (h)	3,309	1,576
Class M4, 1.7034% 9/25/34 (h)	460	112
Series 2004-WWF1 Class M4, 1.3534% 12/25/34 (h)	7,490	2,184
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 0.7734% 1/25/36 (h)	$ 944	$ 832
Class M3, 0.8134% 1/25/36 (h)	322	223
Class M4, 1.0834% 1/25/36 (h)	994	403
Series 2005-WHQ2:
Class M7, 1.5034% 5/25/35 (h)	1,178	35
Class M9, 2.1334% 5/25/35 (h)	142	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8034% 3/15/15 (d)(h)	2,746	2,742
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	873	812
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0534% 4/25/33 (h)	3	3
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	18,100	18,098
Series 2010-3 Class A2, 0.93% 6/17/13	6,170	6,163
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0484% 3/25/35 (h)	1,077	886
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9734% 1/25/36 (h)	23	1
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (h)	11	5
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (h)	4	4
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4063% 3/20/19 (FGIC Insured) (d)(h)	473	445
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.4922% 6/15/21 (h)	8,200	7,501
Series 2004-A:
Class B, 0.8722% 6/15/33 (h)	2,087	1,100
Class C, 1.2422% 6/15/33 (h)	5,771	338
Series 2004-B Class C, 1.1622% 9/15/33 (h)	8,600	3,994
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	157	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4034% 9/25/34 (h)	49	24
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	220	227
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1134% 9/25/34 (h)	386	270
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	4,710	4,725
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8506% 4/6/42 (d)(h)	$ 264	$ 13
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	9,280	9,339
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	10,215	10,334
Series 2010-A Class A3, 0.85% 11/20/13	16,770	16,724
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (d)	18,700	18,737
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	23	23
Class D, 5.54% 12/20/12 (d)	11,864	12,010
Series 2007-1:
Class C, 5.45% 10/22/12	2,025	2,058
Class D, 5.65% 2/20/13	14,940	15,085
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	598	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7534% 8/15/15 (d)(h)	7,433	7,389
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	5	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (d)(h)	5,586	2,067
TOTAL ASSET-BACKED SECURITIES (Cost $826,406)		767,929
Collateralized Mortgage Obligations - 4.4%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.3744% 2/17/52 (d)(h)	17,100	17,027
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (d)(h)	961	931
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	5,964	6,105
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0946% 5/20/36 (h)	4,142	4,223
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4634% 3/15/22 (d)(h)	1,801	1,745
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4944% 1/25/34 (h)	313	289
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (h)	235	209
Series 2004-A Class 2A2, 3.516% 2/25/34 (h)	66	59
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (h)	$ 60	$ 51
Class 2A2, 3.0591% 3/25/34 (h)	205	195
Series 2004-D Class 2A2, 2.957% 5/25/34 (h)	462	420
Series 2004-G Class 2A7, 2.9642% 8/25/34 (h)	421	372
Series 2004-H Class 2A1, 3.1633% 9/25/34 (h)	377	335
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4274% 10/12/41 (d)(h)(j)	882	11
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	2,020	0
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9126% 11/25/34 (h)	30	28
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	6,289	6,289
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.4491% 10/18/54 (d)(h)	2,075	2,044
Class C2, 0.7591% 10/18/54 (d)(h)	696	682
Class M2, 0.5391% 10/18/54 (d)(h)	1,193	1,171
Series 2007-1A Class A2, 0.3691% 10/18/54 (d)(h)	2,906	2,892
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7544% 11/20/56 (d)(h)	1,751	1,681
Series 2007-1A Class 3A1, 0.3644% 11/20/56 (d)(h)	7,628	7,497
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (d)(h)	2,097	2,083
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3534% 12/20/54 (h)	49	25
Series 2006-1A Class C2, 0.8534% 12/20/54 (d)(h)	4,170	2,163
Series 2006-2:
Class C1, 0.7234% 12/20/54 (h)	15,090	8,224
Class M2, 0.4834% 12/20/54 (h)	3,000	2,055
Series 2006-3 Class C2, 0.7534% 12/20/54 (h)	6,611	3,641
Series 2006-4:
Class B1, 0.3434% 12/20/54 (h)	13,366	10,542
Class C1, 0.6334% 12/20/54 (h)	8,172	4,239
Class M1, 0.4234% 12/20/54 (h)	3,521	2,421
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (h)	1,340	730
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 1M1, 0.5534% 12/20/54 (h)	$ 881	$ 603
Class 2C1, 1.2134% 12/20/54 (h)	610	332
Class 2M1, 0.7534% 12/20/54 (h)	1,132	775
Series 2007-2 Class 2C1, 0.6834% 12/17/54 (h)	1,568	808
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (h)	2,644	1,799
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4734% 5/19/35 (h)	254	160
Holmes Master Issuer PLC floater Series 2007-1 Class 3A1, 0.3691% 7/15/40 (h)	13,850	13,784
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (h)	706	444
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4834% 10/25/36 (h)	131	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (h)	1,102	748
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.423% 6/15/22 (d)(h)	151	137
Class C, 0.443% 6/15/22 (d)(h)	926	796
Class D, 0.453% 6/15/22 (d)(h)	356	299
Class E, 0.463% 6/15/22 (d)(h)	570	467
Class F, 0.493% 6/15/22 (d)(h)	984	787
Class G, 0.563% 6/15/22 (d)(h)	214	167
Class H, 0.583% 6/15/22 (d)(h)	428	330
Class J, 0.623% 6/15/22 (d)(h)	499	359
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5534% 3/25/37 (h)	1,778	114
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3691% 10/15/33 (h)	7,230	7,113
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6034% 7/10/35 (d)(h)	845	587
Class B6, 3.1034% 7/10/35 (d)(h)	100	63
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	214	220
Series 2004-SL3 Class A1, 7% 8/25/16	17	16
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7034% 6/25/33 (d)(h)	224	192
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (d)	1,466	0
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (h)	$ 27	$ 20
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (h)	2,204	1,221
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3763% 7/25/36 (h)	9,577	9,484
Series 2006-5 Class A1, 0.3734% 10/25/46 (h)	4,551	4,490
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (d)(h)	5,726	4,826
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 2.8576% 3/25/35 (h)	708	663
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (h)	834	752
TOTAL PRIVATE SPONSOR		142,936
U.S. Government Agency - 2.7%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,361	1,397
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,193
Series 2006-64 Class PA, 5.5% 2/25/30	7,742	7,920
Series 2010-123 Class DL, 3.5% 11/25/25	7,879	8,207
Fannie Mae REMIC pass-thru certificates Series 2010-143 Class B, 3.5% 12/25/25	12,330	12,913
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2010-86 Class FE, 0.7034% 8/25/25 (h)	13,260	13,315
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	4,473	4,830
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	2,324	2,576
Series 2002-56 Class MC, 5.5% 9/25/17	1,396	1,527
Series 2003-129 Class GF, 0.6534% 4/25/30 (h)	1,426	1,429
Series 2003-76 Class BA, 4.5% 3/25/18	5,845	6,190
Series 2008-76 Class EF, 0.7534% 9/25/23 (h)	2,950	2,955
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,056	1,170
Series 2508 Class UL, 5% 12/15/16	660	674
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4834% 2/15/19 (h)	17,434	17,436
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	$ 2,880	$ 3,117
Series 2394 Class KD, 6% 12/15/16	1,631	1,777
Series 2417 Class EH, 6% 2/15/17	861	933
Series 2535 Class PC, 6% 9/15/32	2,798	2,986
Series 2656 Class BW, 4.5% 4/15/28	545	545
Series 2690 Class PD, 5% 2/15/27	1,016	1,016
Series 2755 Class LC, 4% 6/15/27	1,383	1,381
Series 2770 Class UD, 4.5% 5/15/17	8,730	9,051
Series 2901 Class UM, 4.5% 1/15/30	8,298	8,507
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	1,468	1,533
Series 2635 Class DG, 4.5% 1/15/18	6,395	6,707
Series 2780 Class A, 4% 12/15/14	16	16
Series 2915 Class DC, 4.5% 3/15/19	6,290	6,604
Series 2970 Class YA, 5% 9/15/18	1,717	1,768
Series 3427 Class FX, 0.4034% 8/15/18 (h)	9,005	9,001
Series 3555:
Class CM, 4% 12/15/14	30,809	31,740
Class KH, 4% 12/15/14	32,448	33,645
Series 3560 Class LA, 2% 8/15/14	7,790	7,898
Series 3573 Class LC, 1.85% 8/15/14	12,037	12,183
TOTAL U.S. GOVERNMENT AGENCY		231,140
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $375,795)		374,076
Commercial Mortgage Securities - 3.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3859% 2/14/43 (h)(j)	16,095	428
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-5 Class A1, 5.185% 9/10/47	1,178	1,181
Series 2007-2 Class A1, 5.421% 4/10/49	44	45
Series 2007-3 Class A1, 5.6579% 6/10/49 (h)	5,392	5,515
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2006-1 Class A1, 5.219% 9/10/45 (h)	81	80
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2004-6 Class XP, 0.5046% 12/10/42 (h)(j)	$ 32,369	$ 138
Series 2005-4 Class XP, 0.1876% 7/10/45 (h)(j)	42,989	169
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7234% 3/15/22 (d)(h)	415	331
Class G, 0.7834% 3/15/22 (d)(h)	269	188
Series 2006-BIX1:
Class F, 0.5634% 10/15/19 (d)(h)	1,104	942
Class G, 0.5834% 10/15/19 (d)(h)	767	608
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1034% 12/25/33 (d)(h)	53	37
Series 2004-1:
Class A, 0.6134% 4/25/34 (d)(h)	2,427	1,941
Class B, 2.1534% 4/25/34 (d)(h)	258	119
Class M1, 0.8134% 4/25/34 (d)(h)	220	143
Class M2, 1.4534% 4/25/34 (d)(h)	192	106
Series 2004-2:
Class A, 0.6834% 8/25/34 (d)(h)	1,872	1,554
Class M1, 0.8334% 8/25/34 (d)(h)	625	425
Series 2004-3:
Class A1, 0.6234% 1/25/35 (d)(h)	3,396	2,699
Class A2, 0.6734% 1/25/35 (d)(h)	482	347
Class M1, 0.7534% 1/25/35 (d)(h)	239	165
Class M2, 1.2534% 1/25/35 (d)(h)	136	88
Series 2005-2A:
Class A1, 0.5634% 8/25/35 (d)(h)	926	741
Class M1, 0.6834% 8/25/35 (d)(h)	64	36
Class M2, 0.7334% 8/25/35 (d)(h)	106	57
Class M3, 0.7534% 8/25/35 (d)(h)	58	30
Class M4, 0.8634% 8/25/35 (d)(h)	54	26
Series 2005-3A:
Class A1, 0.5734% 11/25/35 (d)(h)	477	367
Class A2, 0.6534% 11/25/35 (d)(h)	332	245
Class M1, 0.6934% 11/25/35 (d)(h)	56	31
Class M2, 0.7434% 11/25/35 (d)(h)	72	36
Class M3, 0.7634% 11/25/35 (d)(h)	64	30
Class M4, 0.8534% 11/25/35 (d)(h)	80	36
Series 2005-4A:
Class A2, 0.6434% 1/25/36 (d)(h)	4,512	3,113
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class B1, 1.6534% 1/25/36 (d)(h)	$ 354	$ 124
Class M1, 0.7034% 1/25/36 (d)(h)	1,440	763
Class M2, 0.7234% 1/25/36 (d)(h)	468	234
Class M3, 0.7534% 1/25/36 (d)(h)	621	286
Class M4, 0.8634% 1/25/36 (d)(h)	344	141
Class M5, 0.9034% 1/25/36 (d)(h)	344	134
Class M6, 0.9534% 1/25/36 (d)(h)	350	129
Series 2006-1:
Class A2, 0.6134% 4/25/36 (d)(h)	1,502	1,066
Class M1, 0.6334% 4/25/36 (d)(h)	467	217
Class M2, 0.6534% 4/25/36 (d)(h)	494	213
Class M3, 0.6734% 4/25/36 (d)(h)	424	168
Class M4, 0.7734% 4/25/36 (d)(h)	241	87
Class M5, 0.8134% 4/25/36 (d)(h)	232	81
Class M6, 0.8934% 4/25/36 (d)(h)	506	167
Series 2006-2A:
Class A1, 0.4834% 7/25/36 (d)(h)	1,660	1,282
Class A2, 0.5334% 7/25/36 (d)(h)	1,230	868
Class B1, 1.1234% 7/25/36 (d)(h)	445	123
Class B3, 2.9534% 7/25/36 (d)(h)	734	168
Class M1, 0.5634% 7/25/36 (d)(h)	1,290	684
Class M2, 0.5834% 7/25/36 (d)(h)	908	380
Class M3, 0.6034% 7/25/36 (d)(h)	719	279
Class M4, 0.6734% 7/25/36 (d)(h)	482	175
Class M5, 0.7234% 7/25/36 (d)(h)	594	202
Class M6, 0.7934% 7/25/36 (d)(h)	933	277
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (d)(h)	101	21
Class B2, 1.6034% 10/25/36 (d)(h)	73	12
Class B3, 2.8534% 10/25/36 (d)(h)	119	17
Class M4, 0.6834% 10/25/36 (d)(h)	112	45
Class M5, 0.7334% 10/25/36 (d)(h)	134	47
Class M6, 0.8134% 10/25/36 (d)(h)	262	73
Series 2006-4A:
Class A1, 0.4834% 12/25/36 (d)(h)	514	400
Class A2, 0.5234% 12/25/36 (d)(h)	2,329	1,639
Class B1, 0.9534% 12/25/36 (d)(h)	80	20
Class B2, 1.5034% 12/25/36 (d)(h)	83	18
Class B3, 2.7034% 12/25/36 (d)(h)	139	29
Class M1, 0.5434% 12/25/36 (d)(h)	167	77
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M2, 0.5634% 12/25/36 (d)(h)	$ 112	$ 47
Class M3, 0.5934% 12/25/36 (d)(h)	114	45
Class M4, 0.6534% 12/25/36 (d)(h)	136	50
Class M5, 0.6934% 12/25/36 (d)(h)	125	39
Class M6, 0.7734% 12/25/36 (d)(h)	112	32
Series 2007-1:
Class A2, 0.5234% 3/25/37 (d)(h)	2,420	1,621
Class B1, 0.9234% 3/25/37 (d)(h)	776	148
Class B2, 1.4034% 3/25/37 (d)(h)	560	101
Class B3, 3.6034% 3/25/37 (d)(h)	1,589	222
Class M1, 0.5234% 3/25/37 (d)(h)	657	329
Class M2, 0.5434% 3/25/37 (d)(h)	494	198
Class M3, 0.5734% 3/25/37 (d)(h)	439	154
Class M4, 0.6234% 3/25/37 (d)(h)	337	108
Class M5, 0.6734% 3/25/37 (d)(h)	550	159
Class M6, 0.7534% 3/25/37 (d)(h)	769	177
Series 2007-2A:
Class A1, 0.5234% 7/25/37 (d)(h)	407	297
Class A2, 0.5734% 7/25/37 (d)(h)	382	191
Class B1, 1.8534% 7/25/37 (d)(h)	119	15
Class B2, 2.5034% 7/25/37 (d)(h)	103	11
Class B3, 3.6034% 7/25/37 (d)(h)	116	12
Class M1, 0.6234% 7/25/37 (d)(h)	136	43
Class M2, 0.6634% 7/25/37 (d)(h)	76	18
Class M3, 0.7434% 7/25/37 (d)(h)	77	15
Class M4, 0.9034% 7/25/37 (d)(h)	148	27
Class M5, 1.0034% 7/25/37 (d)(h)	131	21
Class M6, 1.2534% 7/25/37 (d)(h)	166	24
Series 2007-3:
Class A2, 0.5434% 7/25/37 (d)(h)	602	385
Class B1, 1.2034% 7/25/37 (d)(h)	525	117
Class B2, 1.8534% 7/25/37 (d)(h)	1,352	235
Class B3, 4.2534% 7/25/37 (d)(h)	698	106
Class M1, 0.5634% 7/25/37 (d)(h)	453	208
Class M2, 0.5934% 7/25/37 (d)(h)	486	174
Class M3, 0.6234% 7/25/37 (d)(h)	789	256
Class M4, 0.7534% 7/25/37 (d)(h)	1,238	366
Class M5, 0.8534% 7/25/37 (d)(h)	627	175
Class M6, 1.0534% 7/25/37 (d)(h)	478	108
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class A2, 0.8034% 9/25/37 (d)(h)	$ 4,676	$ 1,684
Class B1, 2.8034% 9/25/37 (d)(h)	790	55
Class B2, 3.7034% 9/25/37 (d)(h)	2,944	177
Class M1, 1.2034% 9/25/37 (d)(h)	737	155
Class M2, 1.3034% 9/25/37 (d)(h)	737	125
Class M4, 1.8534% 9/25/37 (d)(h)	1,937	252
Class M5, 2.0034% 9/25/37 (d)(h)	1,937	203
Class M6, 2.2034% 9/25/37 (d)(h)	1,938	174
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	17,917	582
Series 2006-2A Class IO, 2.4155% 7/25/36 (c)(d)(j)	48,271	2,935
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6934% 3/15/19 (d)(h)	542	395
Class H, 0.9034% 3/15/19 (d)(h)	365	203
Class J, 1.1034% 3/15/19 (d)(h)	274	143
Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (d)(h)	303	218
Class E, 0.5534% 3/15/22 (d)(h)	1,576	1,056
Class F, 0.6034% 3/15/22 (d)(h)	967	599
Class G, 0.6534% 3/15/22 (d)(h)	248	141
Class H, 0.8034% 3/15/22 (d)(h)	303	151
Class J, 0.9534% 3/15/22 (d)(h)	303	127
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,709
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	58	58
Series 2007-PW17 Class A1, 5.282% 6/11/50	4,862	4,945
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (d)(h)(j)	55,343	244
Series 2004-PWR6 Class X2, 0.6186% 11/11/41 (d)(h)(j)	22,454	239
Series 2005-PWR9 Class X2, 0.3628% 9/11/42 (d)(h)(j)	112,943	1,169
Series 2006-PW13 Class A1, 5.294% 9/11/41	4,433	4,501
Series 2007-PW15 Class A1, 5.016% 2/11/44	35	36
Series 2007-T28 Class A1, 5.422% 9/11/42	2,430	2,492
C-BASS Trust floater Series 2006-SC1 Class A, 0.5234% 5/25/36 (d)(h)	5,606	4,307
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1162% 5/15/35 (d)(h)(j)	112,847	2,597
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5834% 8/15/21 (d)(h)	$ 323	$ 281
Class H, 0.6234% 8/15/21 (d)(h)	258	212
Series 2004-C2 Class XP, 0.911% 10/15/41 (d)(h)(j)	24,656	217
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	161	163
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	4,270	4,359
Series 2006-CD3 Class X3, 0.4257% 10/15/48 (h)(j)	250,621	3,397
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	12,071	12,432
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5634% 4/15/17 (d)(h)	640	534
Class E, 0.6234% 4/15/17 (d)(h)	204	163
Class F, 0.6634% 4/15/17 (d)(h)	116	84
Class G, 0.8034% 4/15/17 (d)(h)	116	77
Class H, 0.8734% 4/15/17 (d)(h)	116	66
Class J, 1.1034% 4/15/17 (d)(h)	89	42
Series 2005-FL11:
Class F, 0.7034% 11/15/17 (d)(h)	125	108
Class G, 0.7534% 11/15/17 (d)(h)	87	70
Series 2006-CN2A Class A2FL, 0.4738% 2/5/19 (d)(h)	3,060	2,882
sequential payer:
Series 2006-C8 Class A2A, 5.219% 12/10/46	306	307
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	7,645	7,653
Class AJFX, 5.478% 2/5/19 (d)	4,380	4,337
Series 2004-LBN2 Class X2, 0.8517% 3/10/39 (d)(h)(j)	8,328	18
Series 2005-LP5 Class XP, 0.2883% 5/10/43 (h)(j)	27,507	119
Series 2006-C8 Class XP, 0.4812% 12/10/46 (h)(j)	4,938	66
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	306	306
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6706% 12/15/39 (h)(j)	224,347	3,821
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	2,762	2,802
Series 1998-C1 Class D, 7.17% 5/17/40	71	72
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CK6 Class AX, 0.8917% 8/15/36 (h)(j)	$ 98,487	$ 566
Series 2001-SPGA Class A2, 6.515% 8/13/18 (d)	13,475	13,832
Series 2004-C1 Class ASP, 0.9573% 1/15/37 (d)(h)(j)	44,162	106
Series 2005-C1 Class ASP, 0.3208% 2/15/38 (d)(h)(j)	227,021	894
Series 2005-C2 Class ASP, 0.5226% 4/15/37 (d)(h)(j)	40,906	301
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4234% 2/15/22 (d)(h)	1,256	741
0.5234% 2/15/22 (d)(h)	448	215
Class F, 0.5734% 2/15/22 (d)(h)	897	386
First Union National Bank-Bank of America Commercial Mortgage Trust:
sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	260	260
Series 2001-C1 Class D, 6.484% 3/15/33	6,920	6,936
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	1,260	1,270
Series 2001-1 Class X1, 0.99% 5/15/33 (d)(h)(j)	54,354	160
Series 2004-C1 Class X2, 1.1123% 11/10/38 (d)(h)(j)	2,380	2
Series 2007-C1 Class XP, 0.1995% 12/10/49 (h)(j)	3,631	21
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	5,188	5,403
Series 2003-C3 Class X2, 0.6751% 4/10/40 (d)(h)(j)	2,417	0*
Series 2004-C3 Class X2, 0.6308% 12/10/41 (h)(j)	26,199	138
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (h)	17,962	18,147
Series 2003-C2 Class XP, 0.8817% 1/5/36 (d)(h)(j)	50,961	1
Series 2005-GG3 Class XP, 0.6907% 8/10/42 (d)(h)(j)	109,007	797
Series 2006-GG7 Class A2, 5.8828% 7/10/38 (h)	11,558	11,720
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6934% 6/6/20 (d)(h)	$ 562	$ 475
Series 2007-EOP:
Class C, 0.5734% 3/6/20 (d)(h)	4,021	3,619
Class D, 0.6234% 3/6/20 (d)(h)	1,390	1,223
Class E, 0.6934% 3/6/20 (d)(h)	1,905	1,657
Class F, 0.7334% 3/6/20 (d)(h)	967	836
Class G, 0.7734% 3/6/20 (d)(h)	479	405
Class H, 0.9034% 3/6/20 (d)(h)	799	675
Class J, 1.1034% 3/6/20 (d)(h)	1,146	963
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	4,810	4,878
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	2,589	2,593
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,756	3,784
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	4,481	4,565
Series 2007-GG10 Class A1, 5.69% 8/10/45	19	20
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-CB7 Class X2, 0.7275% 1/12/38 (d)(h)(j)	9,652	0*
Series 2004-C1 Class X2, 0.9167% 1/15/38 (d)(h)(j)	10,936	20
Series 2004-CB8 Class X2, 1.0315% 1/12/39 (d)(h)(j)	13,179	38
Series 2006-LDP7 Class A2, 5.8581% 4/15/45 (h)	3,401	3,448
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4834% 11/15/18 (d)(h)	147	120
Class E, 0.5334% 11/15/18 (d)(h)	209	167
Class F, 0.5834% 11/15/18 (d)(h)	313	244
Class G, 0.6134% 11/15/18 (d)(h)	272	204
Class H, 0.7534% 11/15/18 (d)(h)	209	152
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (h)	1,682	1,697
Series 2008-C2 Class A1, 5.017% 2/12/51	84	84
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	8,780	8,820
Series 2006-C6 Class A1, 5.23% 9/15/39	2,147	2,148
Series 2006-C7 Class A1, 5.279% 11/15/38	597	605
Series 2007-C1 Class A1, 5.391% 2/15/40 (h)	1,225	1,246
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2004-C2 Class XCP, 1.0453% 3/15/36 (d)(h)(j)	$ 31,396	$ 91
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	24	24
Series 2004-C6 Class XCP, 0.5646% 8/15/36 (d)(h)(j)	25,928	119
Series 2006-C1 Class XCP, 0.3449% 2/15/41 (h)(j)	184,498	1,337
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (h)(j)	104,297	1,879
Series 2007-C1 Class XCP, 0.477% 2/15/40 (h)(j)	51,593	541
Series 2007-C2 Class XCP, 0.5277% 2/15/40 (h)(j)	229,018	3,207
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5934% 9/15/21 (d)(h)	770	554
Class G, 0.6134% 9/15/21 (d)(h)	1,521	1,064
Class H, 0.6534% 9/15/21 (d)(h)	392	251
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	52	52
Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,571	1,570
Series 2007-C1 Class A1, 4.533% 6/12/50	33	33
Series 2005-MCP1 Class XP, 0.647% 6/12/43 (h)(j)	35,224	534
Series 2005-MKB2 Class XP, 0.2212% 9/12/42 (h)(j)	16,003	91
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	952	963
Series 2007-8 Class A1, 4.622% 8/12/49	2,080	2,117
Series 2007-9 Class A2, 5.59% 9/12/49	4,748	4,931
Series 2006-4 Class XP, 0.6252% 12/12/49 (h)(j)	100,793	1,823
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.454% 7/15/19 (d)(h)	554	66
Series 2007-XCLA Class A1, 0.454% 7/17/17 (d)(h)	1,624	1,173
Series 2007-XLCA Class B, 0.754% 7/17/17 (d)(h)	1,139	134
Series 2007-XLFA:
Class D, 0.444% 10/15/20 (d)(h)	449	162
Class E, 0.504% 10/15/20 (d)(h)	562	118
Class F, 0.554% 10/15/20 (d)(h)	337	47
Class G, 0.594% 10/15/20 (d)(h)	417	29
Class H, 0.684% 10/15/20 (d)(h)	262	16
Class J, 0.834% 10/15/20 (d)(h)	300	12
Class MHRO, 0.944% 10/15/20 (d)(h)	158	40
Class MJPM, 1.254% 10/15/20 (d)(h)	50	38
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MSTR, 0.954% 10/15/20 (d)(h)	$ 94	$ 24
Class NHRO, 1.144% 10/15/20 (d)(h)	234	35
Class NSTR, 1.104% 10/15/20 (d)(h)	87	13
sequential payer:
Series 2003-IQ4 Class A1, 3.27% 5/15/40	226	226
Series 2003-IQ5 Class X2, 0.9113% 4/15/38 (d)(h)(j)	21,721	151
Series 2006-T23 Class A1, 5.682% 8/12/41	524	528
Series 2007-HQ11 Class A1, 5.246% 2/12/44	1,380	1,396
Series 2007-IQ13 Class A1, 5.05% 3/15/44	34	34
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	89	91
Class A2, 5.61% 4/15/49	12,445	12,892
Series 2007-T25 Class A1, 5.391% 11/12/49	59	60
Series 2003-IQ6 Class X2, 0.5796% 12/15/41 (d)(h)(j)	49,218	285
Series 2005-HQ5 Class X2, 0.1691% 1/14/42 (h)(j)	40,965	185
Series 2005-IQ9 Class X2, 1.0925% 7/15/56 (d)(h)(j)	41,214	479
Series 2005-TOP17 Class X2, 0.5854% 12/13/41 (h)(j)	30,280	354
Series 2006-HQ10 Class X2, 0.4955% 11/12/41 (d)(h)(j)	2,281	24
Series 2007-XLC1:
Class C, 0.854% 7/17/17 (d)(h)	1,545	42
Class D, 0.954% 7/17/17 (d)(h)	727	9
Class E, 1.054% 7/17/17 (d)(h)	590	7
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3356% 3/12/35 (d)(h)(j)	44,124	148
Series 2003-TOP9 Class X2, 1.4729% 11/13/36 (d)(h)(j)	26,808	66
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (d)	3,490	3,607
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4534% 1/15/18 (d)(h)	859	825
Series 2006-WL7A:
Class E, 0.5363% 9/15/21 (d)(h)	938	601
Class F, 0.5963% 8/11/18 (d)(h)	1,264	599
Class G, 0.6163% 8/11/18 (d)(h)	1,198	554
Class J, 0.8563% 8/11/18 (d)(h)	266	83
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (d)(h)	$ 68	$ 41
Class AP2, 1.0534% 6/15/20 (d)(h)	112	62
Class F, 0.7334% 6/15/20 (d)(h)	2,172	1,086
Class LXR2, 1.0534% 6/15/20 (d)(h)	1,481	962
sequential payer:
Series 2006-C29 Class A1, 5.11% 11/15/48	131	133
Series 2007-C30 Class A1, 5.031% 12/15/43	524	526
Series 2007-C31 Class A1, 5.14% 4/15/47	1,005	1,012
Series 2003-C9 Class XP, 0.4498% 12/15/35 (d)(h)(j)	1,275	0*
Series 2006-C23 Class X, 0.083% 1/15/45 (d)(h)(j)	912,585	2,785
Series 2007-C30 Class XP, 0.4396% 12/15/43 (d)(h)(j)	242,617	3,176
Series 2007-C31A Class A2, 5.421% 4/15/47	9,795	10,079
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (d)	6,140	6,180
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $330,561)		299,095
Municipal Securities - 0.4%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	9,917	10,059
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 2.5%, tender 3/1/11 (h)(i)	10,200	10,201
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (h)(i)	12,500	12,484
TOTAL MUNICIPAL SECURITIES (Cost $32,617)		32,744
Foreign Government and Government Agency Obligations - 0.2%

Ontario Province 1.875% 11/19/12 (Cost $20,213)	20,250	20,720
Bank Notes - 0.1%
Principal Amount (000s)	Value (000s)
National City Bank, Cleveland 0.3969% 3/1/13 (h) (Cost $5,390)	$ 5,470	$ 5,421
Cash Equivalents - 1.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $155,402)	155,403	155,402
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $8,387,766)		8,391,936
NET OTHER ASSETS (LIABILITIES) - 0.4%		31,697
NET ASSETS - 100%		$ 8,423,633
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	$ 286	(159)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	349	(146)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	129	(76)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)

	Feb. 2034	$ 4	$ (4)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)	Oct. 2034	382	(145)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	284	(214)
		$ 1,434	$ (744)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $749,730,000 or 8.9% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $199,791,000 or 2.4% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,460,000.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,283,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 6,219
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$155,402,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 13,568
Barclays Capital, Inc.	27,041
J.P. Morgan Securities, Inc.	8,300
Merrill Lynch Government Securities, Inc.	14,977
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,634
Mizuho Securities USA, Inc.	74,882
$ 155,402
* Amount represents less than $1,000.
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,994,157	$ -	$ 1,987,874	$ 6,283
U.S. Government and Government Agency Obligations	4,230,150	-	4,230,150	-
U.S. Government Agency - Mortgage Securities	512,242	-	512,242	-
Asset-Backed Securities	767,929	-	737,494	30,435
Collateralized Mortgage Obligations	374,076	-	373,961	115
Commercial Mortgage Securities	299,095	-	257,613	41,482
Municipal Securities	32,744	-	32,744	-
Foreign Government and Government Agency Obligations	20,720	-	20,720	-
Bank Notes	5,421	-	5,421	-
Cash Equivalents	155,402	-	155,402	-
Total Investments in Securities:	$ 8,391,936	$ -	$ 8,313,621	$ 78,315
Derivative Instruments:
Liabilities
Swap Agreements	$ (744)	$ -	$ (380)	$ (364)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 87,853
Total Realized Gain (Loss)	237
Total Unrealized Gain (Loss)	4,913
Cost of Purchases	3
Proceeds of Sales	(3,858)
Amortization/Accretion	(367)
Transfers in to Level 3	11,226
Transfers out of Level 3	(21,692)
Ending Balance	$ 78,315
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 4,901
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (892)
Total Unrealized Gain (Loss)	61
Transfers in to Level 3	-
Transfers out of Level 3	467
Ending Balance	$ (364)
Realized gain (loss) on Swap Agreements for the period	$ 10
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2010	$ 61

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $8,391,306,000. Net unrealized appreciation aggregated $630,000, of which $143,354,000 related to appreciated investment securities and $142,724,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,434,000 representing 0.0% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011